                              Semi-Annual Report

                                April 30, 1999






                                                    American

                                                    General

                                                    Series

                                                    Portfolio

                                                    Company 2
                                              ---------------

AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2 - SEMI-ANNUAL REPORT APRIL 30, 1999

TABLE OF CONTENTS

Chairman's Letter...........................................................   1
Stock Index Fund............................................................   4
Mid Cap Index Fund..........................................................  11
Small Cap Index Fund........................................................  18
International Growth Fund...................................................  32
Large Cap Growth Fund.......................................................  35
Mid Cap Growth Fund.........................................................  39
Small Cap Growth Fund.......................................................  42
International Value Fund....................................................  47
Large Cap Value Fund........................................................  51
Mid Cap Value Fund..........................................................  55
Small Cap Value Fund........................................................  58
Socially Responsible Fund...................................................  68
Balanced Fund...............................................................  74
High Yield Bond Fund........................................................  78
Strategic Bond Fund.........................................................  81
Domestic Bond Fund..........................................................  84
Core Bond Fund..............................................................  86
Municipal Bond Fund.........................................................  90
Money Market Fund...........................................................  93
Municipal Money Market Fund.................................................  96
Growth Lifestyle Fund.......................................................  98
Moderate Growth Lifestyle Fund.............................................. 100
Conservative Growth Lifestyle Fund.......................................... 103
Notes to Financial Statements............................................... 105
Financial Highlights........................................................ 109

--------------------------------------------------------------------------------

                           AGSPC2 CHAIRMAN'S LETTER              1
Dear Valued Customer,
In today's environment of rapidly changing markets, the commitment to your financial security remains American General Series Portfolio Company's ("AGSPC") highest priority. This dedication is reflected in our management of your funds, and it is my pleasure to introduce AGSPC Series 2's April 30, 1999 Semi-Annual Report for your review. This report also covers the entire history of these funds since inception. In this report, you will find financial and performance information for AGSPC Series 2's 23 funds for the six-month period ending April 30, 1999.

MARKET CONDITIONS
Most U.S. securities markets produced positive returns for the six months ended April 30, 1999, with equity markets outperforming all others. According to Standard & Poor's 500 Index (S&P 500), the large capitalization sector of the stock market provided a total return of 22.31%. The "growth" subset of this sector of the U.S. equity market turned in a particularly impressive performance, with the Russell 1000 Growth index returning 24.93%. Smaller stocks and "value" stocks did not perform as well; for example, the Russell 2000 Value index only returned 4.39% for this period. In the bond markets, the high-yield sector performed best, indicated by Salomon Bros. High Yield Market Index return of 8.74%. Lehman Brothers Aggregate bond index, reflecting a broad cross-section of the fixed income market, returned a modest 0.68%.

Several factors influenced equity and fixed income markets during this six-month period:
 . Following August 1998, one of the highest volatility months in recent history, the U.S. Federal Reserve lowered short-term interest rates in three steps to 4.75%, injecting liquidity into world markets. This positively impacted bond and, especially, stock market returns in the fourth quarter of 1998.
 . U.S. Gross Domestic Product staged a positive surprise for the fourth quarter of 1998, registering 5.6% growth on an annual basis.
 . While reported inflation remained modest during this period (less than 2.5% annualized), the strong growth toward the end of 1998 raised expectations of inflation and a Fed tightening, contributing to a significant downturn in the bond and equity markets in February.
 . In March and April, however, inflation expectations moderated and the bull market resumed.

International markets continued to be volatile during this six-month period. Significant emerging market problems occurred in Brazil and continued in Russia and certain Asian markets. Developed markets, on the other hand, were helped by strong showings in Europe during the runup to the launch of the Euro currency in January. Salomon Brothers Primary Market global equity index reflected this strength with a 20.27% return.

FUND RETURNS

Lifestyle and Balanced Funds
The three Lifestyle Funds--Conservative, Moderate and Growth--returned 10.60%, 12.47% and 13.92%, respectively. This reflected the progressively increasing allocation to U.S. equities as one moves from Conservative to Growth. The Balanced Fund returned 18.27%, outperforming its blended benchmark's return of 12.92%.

              [FUND RETURNS TO INDEX-CLASS A CHART APPEARS HERE]
                            6 Months Ended 4/30/99
(1) Represents fund performance before subtracting expenses. See page two for applicable fund expenses and fund level returns after expenses.

Equity Funds
For U.S. equities in general, "growth" outperformed "value" and "large capitalization" outperformed "small capitalization" during this six-month period. U.S. stocks on average also outperformed foreign stocks. Domestically, three index funds are offered in this series--Stock Index (an S&P 500 index fund), Mid Cap Index (an S&P 400 Mid Cap index fund), and Small Cap Index (a Russell 2000 index fund). Reflecting the dominance of larger stocks, the three funds returned 21.25%, 17.00% and 12.61%, respectively. Among other domestic funds, the Large Cap Value fund trailed its Growth counterpart, 16.91% to 27.15%. The Midcap sector provided the only exception to the Growth vs. Value trend, with the Mid Cap Value fund outperforming its Mid Cap Growth counterpart, 24.73% to 11.43%. In the Smallcap sector, Small Cap Growth strongly outperformed Small Cap Value, 20.20% to a negative 2.60%. In a specialized category restricted from investing in tobacco, defense-oriented companies, alcohol, gambling and significant polluters, the Socially Responsible Fund turned in a strong performance of 20.34%.

Among AGSPC Series 2 international equity funds, the "growth vs. value" trend was actually reversed. International Growth trailed its Value counterpart, 7.43% to 22.57%.


              [FUND RETURNS TO INDEX-CLASS A CHART APPEARS HERE]
                            6 Months Ended 4/30/99
(1) Represents fund performance before subtracting expenses. See page two for applicable fund expenses and fund level returns after expenses.


Bond Funds
In the fixed income markets, high-yield offered the best returns. The High Yield Bond Fund returned 8.16%. The broader bond market trailed high yield. The Strategic Bond Fund, with a broad mandate across many types of fixed income securities, returned 4.09%, the Core Bond Fund returned 1.01%, and the Domestic Bond Fund returned 0.94%. AGSPC Series 2 also offers a Municipal Bond Fund, which returned 0.91%.

Two money market funds, one a standard offering and the other a municipal money market offering, returned 2.55% and 1.51%, respectively.


            [FUND RETURNS TO INDEX-CLASS A CHART APPEARS HERE]
                          6 Months Ended 4/30/99
(1) Represents fund performance before subtracting expenses. See page two for applicable fund expenses and fund level returns after expenses.


-------------------------------------------------------------------------------

 2                     AGSPC2 CHAIRMAN'S LETTER CONTINUED

FUTURE OUTLOOK
The U.S. stock market rebounded strongly during this six-month period from the market turmoil caused first by the Asian financial crises in 1997 and early 1998 and, later, by the global financial crisis sparked by Russia's default in August 1998. Unexpectedly strong domestic demand in the U.S. continues to support relatively high U.S. stock market valuations. The launch of the Euro currency initially sparked rising valuations in European stocks, but this has trailed off somewhat in 1999 due to a gradual decline in the value of the Euro and deteriorating economic outlooks in some European countries.

Stock markets may prove to be volatile as 1999 unfolds. The approach of the millennium will cause some concerns regarding the ability of computer and other electronic systems to perform their functions in January 2000. The crisis in the Balkans, rising oil prices and continued tight labor conditions in the U.S. add to uncertainties. On the positive side, a reasonably stable interest rate environment and ongoing investment in technology should enable many large global companies to increase earnings in 1999. Additionally, Asia and especially Japan may turn the corner this year after a prolonged period of sub-par economic performance.

In fixed income markets, actions of the Fed, the European Central Bank, and other monetary authorities will be paramount. As oil and other commodity prices recover and Asia re-enters a growth phase, inflationary pressures may rise. This could hurt major market bond returns. Alternatively, if growth in the industrial nations is sub-par and inflation stays tame, central banks may prove accommodative with monetary policy, which could spark a major bond market rally.

We strive to provide a variety of quality investment options to meet your investment needs. Thank you for your continued confidence in our ability to invest your funds wisely.

               Sincerely,

                       /s/ Thomas L. West, Jr.
               Thomas L. West, Jr., Chairman
               American General Series Portfolio Company 2

--------------------------------------------------------------------------------

                       AGSPC2 CHAIRMAN'S LETTER CONTINUED        3

FUND RETURNS AND TRACKING DIFFERENCES -- CLASS A
For six months ended April 30, 1999

                                                 (3)        (4)
                                                Fund       Total
                                             Performance   Index
                                               Before      Return
                             (1)      (2)    Subtracting Including   Tracking
AGSPC 2 Fund/Relevant       Fund      Fund    Expenses   Reinvested Differences
Market Index              Return(a) Expenses  (1) + (2)  Dividends   (3) - (4)
-------------------------------------------------------------------------------
Stock Index Fund / S&P
500 Index...............    20.84%    0.41%     21.25%     22.31%      (1.06)
Mid Cap Index Fund /
S&P Mid Cap 400.........    16.58     0.42      17.00      18.84       (1.84)
Small Cap Index Fund /
Russell 2000 Index......    12.19     0.42      12.61      15.16       (2.55)
International Growth
Fund / Salomon Brothers
Primary Market Index....     6.73     0.70       7.43      20.27      (12.84)
Large Cap Growth Fund /
Russell 1000 Growth
Index...................    26.60     0.55      27.15      24.93        2.22
Mid Cap Growth Fund /
Russell MidCap Growth
Index...................    10.91     0.52      11.43      27.38      (15.95)
Small Cap Growth Fund /
Russell 2000 Growth
Index...................    19.50     0.70      20.20      25.74       (5.54)
International Value Fund
/ Salomon Brothers
Primary Market Index....    21.92     0.65      22.57      20.27        2.30
Large Cap Value Fund /
Russell 1000 Value
Index...................    16.38     0.53      16.91      20.02       (3.11)
Mid Cap Value Fund /
Russell MidCap Value
Index...................    24.08     0.65      24.73      13.13       11.60
Small Cap Value Fund /
Russell 2000 Value
Index...................    (3.22)    0.62      (2.60)      4.39       (6.99)
Socially Responsible
Fund / S&P 500 Index....    19.94     0.40      20.34      22.31       (1.97)
Balanced Fund / Balanced
Blend(b)................    17.73     0.54      18.27      12.92        5.35
High Yield Bond Fund /
Salomon Brothers High
Yield Market Index......     7.53     0.63       8.16       8.74       (0.58)
Strategic Bond Fund /
Lehman Brothers
Aggregate...............     3.81     0.58       4.39       0.68        3.71
Domestic Bond Fund /
Lehman Brothers
Aggregate...............     0.64     0.52       1.16       0.68        0.48
Core Bond Fund / Lehman
Brothers Aggregate......     0.48     0.53       1.01       0.68        0.33
Municipal Bond Fund /
Lehman Brothers Seven
Through Long Municipal
Bond Index..............     0.38     0.53       0.91       1.69       (0.78)
Money Market Fund / 30
Day Certificate of
Deposit Primary Offering
Rate by New York City
Banks (NYC 30 Day CD
Rate)...................     2.15     0.40       2.55       2.13        0.42
Municipal Money Market
Fund....................     0.98     0.53       1.51        N/A         N/A
Growth Lifestyle Fund...    13.87     0.05      13.92        N/A         N/A
Moderate Growth
Lifestyle Fund..........    12.42     0.05      12.47        N/A         N/A
Conservative Growth
Lifestyle Fund..........    10.55     0.05      10.60        N/A         N/A

(a) Fund Level Returns are net of investment management fees and other fund expenses.
(b) Balanced Blend consists of 40% Lehman Brothers Government and Corporate Index and 60% S&P 500 Index.

--------------------------------------------------------------------------------

 4                                      April 30, 1999 (Unaudited)
                   STOCK INDEX FUND - STATEMENT OF NET ASSETS

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             COMMON STOCK - 69.84%

             ADVERTISING - 0.15%
      100    Interpublic Group Companies, Inc. ...................   $     7,755
      100    Omnicom Group, Inc. .................................         7,250
                                                                     -----------
                                                                          15,005
                                                                     -----------
             AEROSPACE/DEFENSE - 0.75%
      600    Boeing Co. ..........................................        24,375
      100    General Dynamics Corp. ..............................         7,025
      100    Goodrich (B.F.) Co. .................................         3,975
      200    Lockheed Martin Corp. ...............................         8,613
      200    Raytheon Co., Class B................................        14,050
      100    TRW, Inc. ...........................................         4,194
      100    United Technologies Corp. ...........................        14,488
                                                                     -----------
                                                                          76,720
                                                                     -----------
             AIRLINES - 0.25%
      100 *  AMR Corp. ...........................................         6,981
      100    Delta Air Lines, Inc. ...............................         6,343
      200    Southwest Airlines Co. ..............................         6,513
      100 *  US Airways Group, Inc. ..............................         5,444
                                                                     -----------
                                                                          25,281
                                                                     -----------
             APPAREL & PRODUCTS - 0.04%
      100 *  Fruit of the Loom, Inc. .............................         1,069
      100    Liz Claiborne, Inc. .................................         3,306
                                                                     -----------
                                                                           4,375
                                                                     -----------
             APPLIANCES/FURNISHINGS - 0.13%
      100    Maytag Corp. ........................................         6,838
      100    Whirlpool Corp. .....................................         6,637
                                                                     -----------
                                                                          13,475
                                                                     -----------
             AUTO - CARS - 0.78%
      700    Ford Motor Co........................................        44,756
      400    General Motors Corp. ................................        35,575
                                                                     -----------
                                                                          80,331
                                                                     -----------
             AUTO - ORIGINAL EQUIPMENT - 0.06%
      100    Danaher Corp. .......................................         6,644
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             AUTO - REPLACEMENT PARTS - 0.11%
      100 *  AutoZone, Inc. ......................................   $     3,000
      100    Genuine Parts Co. ...................................         3,000
      100    Goodyear Tire & Rubber Co. ..........................         5,719
                                                                     -----------
                                                                          11,719
                                                                     -----------
             BANKS - NEW YORK CITY - 1.43%
      500    Bank of New York Co., Inc. ..........................        20,000
    1,500    Citigroup,Inc. ......................................       112,875
      100    J. P. Morgan & Co., Inc. ............................        13,475
                                                                     -----------
                                                                         146,350
                                                                     -----------
             BANKS - OTHER - 2.48%
    1,200    Bank of America Corp. ...............................        86,400
      200    BankBoston Corp. ....................................         9,800
      700    First Union Corp. ...................................        38,763
      300    Fleet Financial Group, Inc. .........................        12,919
      200    Mellon Bank Corp. ...................................        14,863
      200    National City Corp. .................................        14,350
      150    Providian Financial Corp. ...........................        19,359
      100    Republic of New York Corp. ..........................         5,875
      100    Union Planters Corp. ................................         4,280
    1,100    Wells Fargo Company..................................        47,506
                                                                     -----------
                                                                         254,115
                                                                     -----------
             BANKS - REGIONAL - 2.23%
      100    AmSouth Bancorporation...............................         4,756
      800    BankOne Corp. .......................................        47,200
      500    Chase Manhattan Corp. ...............................        41,375
      100    Comerica, Inc. ......................................         6,506
      200    Fifth Third Bancorp..................................        14,338
      300    Firstar Corp. .......................................         9,019
      100    Huntington Bancshares, Inc. .........................         3,544
      300    KeyCorp. ............................................         9,281
      100    Mercantile Bancorporation, Inc. .....................         5,700
      100    Northern Trust Corp. ................................         9,313
      300    PNC Bank Corp. ......................................        17,363
      100    Regions Financial Corp. .............................         3,774
      100    SouthTrust Corp. ....................................         3,984
      100    State Street Corp. ..................................         8,750
      100    Summit Bancorporation................................         4,238
      200    SunTrust Banks, Inc. ................................        14,300
      100    Synovus Financial Corp. .............................         2,213

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             BANKS - REGIONAL - Continued
      400    U.S. Bancorp.........................................   $    14,825
      100    Wachovia Corp. ......................................         8,788
                                                                     -----------
                                                                         229,267
                                                                     -----------
             BEVERAGE -
             BREWERS/DISTRIBUTORS - 0.38%
      300    Anheuser-Busch Companies, Inc. ......................        21,938
      300    Seagram Co., Ltd. ...................................        17,213
                                                                     -----------
                                                                          39,151
                                                                     -----------
             BEVERAGE - SOFT DRINKS - 1.49%
    1,600    Coca-Cola Co. .......................................       108,800
      300    Coca Cola Enterprises, Inc. .........................        10,349
      900    PepsiCo, Inc. .......................................        33,244
                                                                     -----------
                                                                         152,393
                                                                     -----------
             BROADCASTING - 1.12%
      400 *  CBS Corp. ...........................................        18,225
      200 *  Clear Channel Communications.........................        13,900
      200    Comcast Corp., Class A...............................        13,138
      400 *  Media One Group, Inc. ...............................        32,625
      400    U S WEST, Inc. ......................................        20,925
      400 *  Viacom, Inc., Class B................................        16,350
                                                                     -----------
                                                                         115,163
                                                                     -----------
             BUILDING MATERIALS - 0.25%
      200    Lowe's Companies, Inc. ..............................        10,550
      300    Masco Corp. .........................................         8,812
      200    Sherwin-Williams Co. ................................         6,225
                                                                     -----------
                                                                          25,587
                                                                     -----------
             CHEMICAL - MAJOR - 1.15%
      200    Dow Chemical Co. ....................................        26,238
      700    Du Pont (E.I.) de Nemours and Co. ...................        49,438
      100    Hercules, Inc. ......................................         3,781
      400    Monsanto Co. ........................................        18,100
      100    Morton International, Inc. ..........................         4,038
      100    PPG Industries, Inc. ................................         6,494
      100    Rohm and Haas Co. ...................................         4,481
      100    Union Carbide Corp. .................................         5,188
                                                                     -----------
                                                                         117,758
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                      5
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             CHEMICAL - MISCELLANEOUS - 0.26%
      200    Air Products and Chemicals, Inc. ....................   $     9,400
      100    Ecolab, Inc. ........................................         4,194
      100    Great Lakes Chemical Corp. ..........................         4,781
      100    Praxair, Inc. .......................................         5,175
      100    Sigma Aldrich Corp. .................................         3,250
                                                                     -----------
                                                                          26,800
                                                                     -----------
             CONGLOMERATES - 0.90%
      300    Allied Signal, Inc. .................................        17,625
      100    ITT Industries, Inc. ................................         3,600
      100    Loews Corp. .........................................         7,319
      200    RJR Nabisco Holdings Corp. ..........................         5,150
      100    Tenneco, Inc. .......................................         2,700
      100    Textron, Inc. .......................................         9,212
      575    Tyco International, Ltd. ............................        46,719
                                                                     -----------
                                                                          92,325
                                                                     -----------
             CONSUMER FINANCE - 0.14%
      500    MBNA Corp. ..........................................        14,094
                                                                     -----------
             CONTAINERS - METAL/GLASS - 0.12%
      100    Corning, Inc. .......................................         5,725
      100    Crown Cork & Seal Co., Inc. .........................         3,250
      100 *  Owens-Illinois, Inc. ................................         2,900
                                                                     -----------
                                                                          11,875
                                                                     -----------
             CONTAINERS - PAPER - 0.06%
      100 *  Sealed Air Corp. ....................................         6,081
                                                                     -----------
             COSMETICS/TOILETRIES - 0.50%
      200    Avon Products, Inc. .................................        10,863
      700    Gillette Co. ........................................        36,531
      100    International Flavors & Fragrances, Inc. ............         3,950
                                                                     -----------
                                                                          51,344
                                                                     -----------
             DRUGS - 5.12%
      100 *  ALZA Corp. ..........................................         3,356
      900    American Home Products Corp. ........................        54,900
      400 *  Amgen Inc. ..........................................        24,575
    1,300    Bristol Myers Squibb Co. ............................        82,630
      700    Eli Lilly and Co. ...................................        51,538
    1,600    Merck & Co., Inc. ...................................       112,400
      800    Pfizer, Inc. ........................................        92,050
      400    Pharmacia & Upjohn, Inc. ............................        22,400

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             DRUGS - Continued
      900    Schering-Plough Corp. ...............................   $    43,481
      500    Warner-Lambert Co. ..................................        33,968
      100 *  Watson Pharmaceuticals, Inc. ........................         4,050
                                                                     -----------
                                                                         525,348
                                                                     -----------
             ELECTRICAL EQUIPMENT - 2.42%
      200 *  Cabletron Systems, Inc. .............................         1,888
      300    Emerson Electric Co. ................................        19,350
    2,100    General Electric Co. ................................       221,550
      100    W. W. Grainger, Inc. ................................         5,019
                                                                     -----------
                                                                         247,807
                                                                     -----------
             ELECTRONIC INSTRUMENTS - 0.02%
      100 *  Thermo Electron Corp. ...............................         1,605
                                                                     -----------
             ENTERTAINMENT - 1.24%
      400    Carnival Corp., Class A..............................        16,500
      150    Hasbro, Inc. ........................................         5,119
      200    Mattel, Inc. ........................................         5,175
      800    Time Warner, Inc. ...................................        56,000
    1,400    Walt Disney Co. .....................................        44,450
                                                                     -----------
                                                                         127,244
                                                                     -----------
             FINANCE COMPANIES - 0.36%
      500    Associates First Capital Corp. ......................        22,155
      300    Household International, Inc. .......................        15,093
                                                                     -----------
                                                                          37,248
                                                                     -----------
             FINANCIAL SERVICES - 0.42%
      300    American Express Co. ................................        39,206
      100    Countrywide Credit Industries, Inc. .................         4,530
                                                                     -----------
                                                                          43,736
                                                                     -----------
             FOODS - 1.08%
      300    Archer Daniels Midland Co. ..........................         4,500
      200    BestFoods............................................        10,038
      300    Campbell Soup Co. ...................................        12,300
      300    ConAgra, Inc. .......................................         7,463
      100    General Mills, Inc. .................................         7,313
      300    H J Heinz Co. .......................................        14,005
      100    Hershey Foods Corp. .................................         5,262
      300    Kellogg Co. .........................................        11,100
      100    Pioneer Hi-Bred International, Inc. .................         3,738
      100    Quaker Oats Co. .....................................         6,455

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             FOODS - Continued
      200    Ralston Purina Co. ..................................   $     6,100
      600    Sara Lee Corp. ......................................        13,350
      100    Wm. Wrigley Jr. Co. .................................         8,868
                                                                     -----------
                                                                         110,492
                                                                     -----------
             FOOTWEAR - 0.12%
      200    NIKE, Inc., Class B..................................        12,438
                                                                     -----------
             FREIGHT - 0.11%
      100 *  FDX Corp. ...........................................        11,256
                                                                     -----------
             FUNERAL SERVICES - 0.04%
      200    Service Corp. International..........................         4,150
                                                                     -----------
             GOLD MINING - 0.11%
      300    Barrick Gold Corp. ..................................         6,038
      100    Homestake Mining Co. ................................           956
      300    Placer Dome, Inc. ...................................         4,237
                                                                     -----------
                                                                          11,231
                                                                     -----------
             GOVERNMENT SPONSORED - 0.77%
      400    Federal Home Loan Mortgage Corp. ....................        25,100
      700    Federal National Mortgage Association................        49,656
      100    SLM Holding Corp. ...................................         4,268
                                                                     -----------
                                                                          79,024
                                                                     -----------
             HARDWARE & TOOLS - 0.08%
      100    Black & Decker Corp. ................................         5,675
      100    Stanley Works........................................         3,043
                                                                     -----------
                                                                           8,718
                                                                     -----------
             HEALTHCARE - 0.34%
      200    Cardinal Health, Inc. ...............................        11,963
      300 *  HealthSouth Corp. ...................................         4,031
      200    IMS Health, Inc. ....................................         6,000
      211    McKesson HBOC, Inc. .................................         7,384
      100    United HealthCare Corp. .............................         5,612
                                                                     -----------
                                                                          34,990
                                                                     -----------
             HEAVY DUTY TRUCKS/PARTS - 0.19%
      100    Cummins Engine Co., Inc. ............................         5,350
      100    Dana Corp. ..........................................         4,713
      100    Eaton Corp. .........................................         9,168
                                                                     -----------
                                                                          19,231
                                                                     -----------

--------------------------------------------------------------------------------

 6                                      April 30, 1999 (Unaudited)
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             HOSPITAL MANAGEMENT - 0.16%
      500    Columbia/HCA Healthcare Corp. .......................   $    12,344
      200*   Tenet Healthcare Corp. ..............................         4,725
                                                                     -----------
                                                                          17,069
                                                                     -----------
             HOSPITAL SUPPLIES - 1.91%
    1,000    Abbott Laboratories..................................        48,438
      200    Baxter International, Inc. ..........................        12,600
      200    Becton, Dickinson and Co. ...........................         7,438
      100    Biomet, Inc. ........................................         4,100
      300*   Boston Scientific Corp. .............................        12,769
      800    Johnson & Johnson....................................        78,000
      100    Mallinckrodt, Inc. ..................................         3,506
      400    Medtronic, Inc. .....................................        28,775
                                                                     -----------
                                                                         195,626
                                                                     -----------
             HOUSEHOLD PRODUCTS - 1.73%
      100    Clorox Co. ..........................................        11,538
      200    Colgate-Palmolive Co. ...............................        20,488
      300    Minnesota Mining and Manufacturing Co. ..............        26,700
      178    Newell Rubbermaid, Inc. .............................         8,444
      900    Procter & Gamble Co. ................................        84,431
      400    Unilever NV-ADR......................................        25,975
                                                                     -----------
                                                                         177,576
                                                                     -----------
             INFORMATION PROCESSING - 0.03%
      200*   Parametric Technology Corp. .........................         2,613
                                                                     -----------
             INFORMATION PROCESSING -
             BUSINESS SOFTWARE - 2.98%
      200*   BMC Software, Inc. ..................................         8,613
    3,300*   Microsoft Corp. .....................................       268,331
        4*   Momentum Business Applications.......................            30
      950*   Oracle Corp. ........................................        25,709
      200*   Peoplesoft, Inc. ....................................         2,738
                                                                     -----------
                                                                         305,421
                                                                     -----------
             INFORMATION PROCESSING -
             COMPUTER HARDWARE SYSTEMS - 3.12%
      100*   Apple Computer, Inc. ................................         4,600
    1,100    Compaq Computer Corp. ...............................        24,543
    1,700*   Dell Computer Corp. .................................        70,019
      100*   Gateway 2000, Inc. ..................................         6,619

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             INFORMATION PROCESSING -
             COMPUTER HARDWARE SYSTEMS - Continued
      700    Hewlett Packard Co. .................................   $    55,213
      100    Honeywell Inc. ......................................         9,475
      600    International Business Machine.......................       125,513
      400*   Sun Microsystems, Inc. ..............................        23,925
                                                                     -----------
                                                                         319,907
                                                                     -----------
             INFORMATION PROCESSING -
             COMPUTER SERVICES - 1.51%
      700    America Online, Inc. ................................        99,925
      400    Automatic Data Processing, Inc. .....................        17,800
      100*   Ceridian Corp. ......................................         3,663
      300    Electronic Data Systems Corp. .......................        16,125
      300    First Data Corp. ....................................        12,731
      100    Paychex, Inc. .......................................         5,106
                                                                     -----------
                                                                         155,350
                                                                     -----------
             INFORMATION PROCESSING -
             DATA SERVICES - 1.34%
      100*   Adobe Systems, Inc. .................................         6,338
      500*   Cendant Corp. .......................................         9,000
      300    Computer Associates International....................        12,806
      100*   Computer Sciences Corp. .............................         5,956
      200*   Compuware Corp. .....................................         4,875
      300*   EMC Corp. ...........................................        32,681
      300*   Novell, Inc. ........................................         6,675
      200    Pitney Bowes, Inc. ..................................        13,988
      200*   Seagate Technology...................................         5,575
      200*   Solectron Corp. .....................................         9,700
      200*   Unisys Corp. ........................................         6,288
      400    Xerox Corp. .........................................        23,500
                                                                     -----------
                                                                         137,382
                                                                     -----------
             INFORMATION PROCESSING -
             NETWORKING - 1.39%
      200*   Ascend Communications, Inc. .........................        19,325
    1,000*   Cisco Systems, Inc. .................................       114,063
      100*   General Instrument Corp. ............................         3,650
      200*   3Com Corp. ..........................................         5,225
                                                                     -----------
                                                                         142,263
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INSURANCE - CASUALTY - 0.12%
      100   Chubb Corp. ..........................................   $     5,925
      100   SAFECO Corp. .........................................         3,974
      100   St. Paul Companies, Inc. .............................         2,869
                                                                     -----------
                                                                          12,768
                                                                     -----------
            INSURANCE - LIFE - 0.41%
      100   Aetna, Inc. ..........................................         8,769
      200   Conseco, Inc. ........................................         6,312
      100   Jefferson-Pilot Corp. ................................         6,738
      100   Lincoln National Corp. ...............................         9,606
      100   Torchmark Corp. ......................................         3,419
      100   Transamerica Corp. ...................................         7,125
                                                                     -----------
                                                                          41,969
                                                                     -----------
            INSURANCE - MISCELLANEOUS - 0.17%
      100   MBIA, Inc. ...........................................         6,725
      100   MGIC Investment Corp. ................................         4,855
      100   UNUM Corp. ...........................................         5,463
                                                                     -----------
                                                                          17,043
                                                                     -----------
            INSURANCE - MULTILINE - 1.61%
      600   Allstate Corp. .......................................        21,825
      785   American International Group, Inc. ...................        92,188
      100   Aon Corp. ............................................         6,850
      100   CIGNA Corp. ..........................................         8,719
      100   Cincinnati Financial Corp. ...........................         4,038
      200   Marsh & McLennan Companies, Inc. .....................        15,313
      100   Provident Companies, Inc. ............................         3,938
      200   The Hartford Financial
            Services Group, Inc...................................        11,788
                                                                     -----------
                                                                         164,659
                                                                     -----------
            LEISURE TIME - 0.07%
      100   Brunswick Corp. ......................................         2,400
      200*  Mirage Resorts, Inc. .................................         4,488
                                                                     -----------
                                                                           6,888
                                                                     -----------
            LODGING - 0.11%
      200   Hilton Hotels Corp. ..................................         3,125
      200   Marriott International, Inc. .........................         8,375
                                                                     -----------
                                                                          11,500
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                      7
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             MACHINERY - AGRICULTURE - 0.12%
      100    Case Corp. ..........................................   $     3,463
      200    Deere & Co. .........................................         8,600
                                                                     -----------
                                                                          12,063
                                                                     -----------
             MACHINERY - CONSTRUCTION &
             CONTRACTS - 0.16%
      200    Caterpillar, Inc. ...................................        12,875
      100    Fluor Corp. .........................................         3,338
                                                                     -----------
                                                                          16,213
                                                                     -----------
             MACHINERY - INDUSTRIAL/SPECIALTY - 0.44%
      100    Cooper Industries, Inc. .............................         4,838
      100    Dover Corp. .........................................         3,694
      200    Illinois Tool Works, Inc. ...........................        15,400
      100    Ingersoll-Rand Co. ..................................         6,919
      100    Johnson Controls, Inc. ..............................         7,280
      100    Parker Hannifin Corp. ...............................         4,694
      100    Timken Co. ..........................................         2,231
                                                                     -----------
                                                                          45,056
                                                                     -----------
             MEDICAL TECHNOLOGY - 0.10%
      200    Guidant Corp. .......................................        10,738
                                                                     -----------
             MERCHANDISE - DRUG - 0.29%
      200    CVS Corp. ...........................................         9,525
      200    Rite Aid Corp. ......................................         4,663
      600    Walgreen Co. ........................................        16,125
                                                                     -----------
                                                                          30,313
                                                                     -----------
             MERCHANDISE - SPECIALTY - 1.58%
      100    Circuit City Stores, Inc. ...........................         6,150
      100 *  Consolidated Stores Corp. ...........................         3,438
      100 *  CostCo Companies, Inc. ..............................         8,094
      100    Dollar General Corp. ................................         3,505
      200    Fortune Brands, Inc. ................................         7,900
      400    Gap, Inc. ...........................................        26,625
    1,000    Home Depot, Inc. ....................................        59,938
      100 *  Kohl's Corp. ........................................         6,644
      200    Limited, Inc. .......................................         8,750
      100    Nordstrom, Inc. .....................................         3,519
      300 *  Staples, Inc. .......................................         9,000

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             MERCHANDISE - SPECIALTY - Continued
      100    Tandy Corp. .........................................   $     7,244
      200    TJX Companies, Inc. .................................         6,663
      200 *  Toys "R" Us, Inc. ...................................         4,350
                                                                     -----------
                                                                         161,820
                                                                     -----------
             MERCHANDISING - DEPARTMENT - 0.36%
      300    Dayton Hudson Corp. .................................        20,194
      100 *  Federated Department Stores, Inc. ...................         4,669
      300    May Department Stores Co.............................        11,944
                                                                     -----------
                                                                          36,807
                                                                     -----------
             MERCHANDISING - FOOD - 0.55%
      200    Albertsons, Inc. ....................................        10,300
      200    American Stores Co. .................................         6,313
      200 *  Kroger Co. ..........................................        10,863
      300 *  Safeway, Inc. .......................................        16,181
      300    SYSCO Corp. .........................................         8,906
      100    Winn-Dixie Stores, Inc. .............................         3,581
                                                                     -----------
                                                                          56,144
                                                                     -----------
             MERCHANDISING - MASS - 1.67%
      100 *  Fred Meyer, Inc. ....................................         5,412
      200    J.C. Penney Co., Inc. ...............................         9,125
      300 *  KMart Corp. .........................................         4,463
      300    Sears Roebuck and Co. ...............................        13,800
    3,000    Wal-Mart Stores, Inc. ...............................       138,000
                                                                     -----------
                                                                         170,800
                                                                     -----------
             METALS - ALUMINUM - 0.21%
      100    Alcan Aluminium, Ltd. ...............................         3,175
      200    Alcoa, Inc. .........................................        12,450
      100    Reynolds Metals Co. .................................         6,238
                                                                     -----------
                                                                          21,863
                                                                     -----------
             METALS - COPPER - 0.10%
      100    ASARCO, Inc. ........................................         1,838
      100    Newmont Mining Corp. ................................         2,406
      100    Phelps Dodge Corp. ..................................         6,325
                                                                     -----------
                                                                          10,569
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             METALS - STEEL - 0.13%
      100    Allegheny Teldyne, Inc. .............................   $     2,238
      200 *  Bethlehem Steel Corp. ...............................         1,825
      100    Nucor Corp. .........................................         5,869
      100    USX-US Steel Group, Inc. ............................         3,025
                                                                     -----------
                                                                          12,957
                                                                     -----------
             MISCELLANEOUS - 0.11%
      200    BB&T Corp. ..........................................         7,988
      100    Equifax, Inc. .......................................         3,594
                                                                     -----------
                                                                          11,582
                                                                     -----------
             NATURAL GAS - DIVERSIFIED - 0.04%
      100    Coastal Corp. .......................................         3,825
                                                                     -----------
             OIL - INTEGRATED DOMESTIC - 0.59%
      100    Amerada Hess Corp. ..................................         5,700
      100    Ashland Oil, Inc. ...................................         4,225
      200    Atlantic Richfield Co. ..............................        16,788
      100    Burlington Resources, Inc. ..........................         4,605
      200    Occidental Petroleum Corp. ..........................         4,038
      200    Phillips Petroleum Co. ..............................        10,125
      200    Unocal Corp. ........................................         8,313
      200    USX-Marathon Group...................................         6,250
                                                                     -----------
                                                                          60,044
                                                                     -----------
             OIL - INTEGRATED INTERNATIONAL - 3.18%
      400 *  Chevron Corp. .......................................        39,900
    1,600    Exxon Corp. .........................................       132,900
      500    Mobil Corp. .........................................        52,375
    1,400    Royal Dutch Peteroleum
             Company New York.....................................        82,163
      300    Texaco, Inc. ........................................        18,825
                                                                     -----------
                                                                         326,163
                                                                     -----------
             OIL - SERVICES - 0.45%
      200    Baker Hughes, Inc. ..................................         5,975
      300    Halliburton Co. .....................................        12,788
      100 *  Rowan Companies, Inc. ...............................         1,600
      400    Schlumberger, Ltd. ..................................        25,550
                                                                     -----------
                                                                          45,913
                                                                     -----------
             OIL/GAS PRODUCERS - 0.10%
      100    Anadarko Petroleum Corp. ............................         3,793
      100    Sunoco, Inc. ........................................         3,575
      200    Union Pacific Resources Group, Inc. .................         2,800
                                                                     -----------
                                                                          10,168
                                                                     -----------

--------------------------------------------------------------------------------

 8                                      April 30, 1999 (Unaudited)
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           PAPER/FOREST PRODUCTS - 0.82%
      100  Avery Dennison Corp. ...................................   $    6,825
      100  Champion International Corp. ...........................        5,468
      200  Fort James Corp. .......................................        7,600
      100  Georgia-Pacific Corp. ..................................        9,250
      200  International Paper Co. ................................       10,663
      300  Kimberly-Clark Corp. ...................................       18,394
      100  Mead Corp. .............................................        4,181
      100  Union Camp Corp. .......................................        7,938
      200  Weyerhaeuser Co. .......................................       13,425
                                                                      ----------
                                                                          83,744
                                                                      ----------
           PHOTOGRAPHY - 0.17%
      200  Eastman Kodak Co. ......................................       14,924
      200  Polaroid Corp. .........................................        2,063
                                                                      ----------
                                                                          16,987
                                                                      ----------
           POLLUTION CONTROL - 0.26%
      100  Browning-Ferris Industries, Inc. .......................        3,988
      400  Waste Management, Inc. .................................       22,600
                                                                      ----------
                                                                          26,588
                                                                      ----------
           PUBLISHING - NEWS - 0.31%
      200  Gannett Co., Inc. ......................................       14,163
      100  Knight-Ridder, Inc. ....................................        5,381
      100  New York Times Co., Class A.............................        3,450
      100  Tribune Co. ............................................        8,344
                                                                      ----------
                                                                          31,338
                                                                      ----------
           PUBLISHING/PRINTING - 0.18%
      100  Dunn & Bradstreet Corp. ................................        3,674
      200  McGraw-Hill, Inc. ......................................       11,050
      100  R. R. Donnelley and Sons Co. ...........................        3,538
                                                                      ----------
                                                                          18,262
                                                                      ----------
           RAILROAD - 0.43%
      300  Burlington Northern Santa Fe............................       10,988
      100  CSX Corp. ..............................................        4,925
      100  Kansas City Southern Industries, Inc. ..................        5,956
      300  Norfolk Southern Corp. .................................        9,804
      200  Union Pacific Corp. ....................................       12,000
                                                                      ----------
                                                                          43,673
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            RESTAURANTS - 0.43%
      900   McDonald's Corp. ......................................   $   38,137
      100 * Tricon Global Restaurants, Inc. .......................        6,438
                                                                      ----------
                                                                          44,575
                                                                      ----------
            SAVINGS & LOAN - 0.16%
      400   Washington Mutual, Inc. ...............................       16,450
                                                                      ----------
            SECURITIES RELATED - 1.00%
      105   Bear Stearns Co., Inc. ................................        4,896
      250   Charles Schwab Corp. ..................................       27,438
      200   Franklin Resources, Inc. ..............................        8,000
      100   Lehman Brothers Holdings, Inc. ........................        5,556
      200   Merrill Lynch & Co., Inc. .............................       16,788
      400   Morgan Stanley Dean Witter Discover....................       39,674
                                                                      ----------
                                                                         102,352
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 0.15%
      200 * Applied Materials, Inc. ...............................       10,725
      100 * KLA-Tencor Corp. ......................................        4,963
                                                                      ----------
                                                                          15,688
                                                                      ----------
            SEMICONDUCTORS - 2.06%
    2,200   Intel Corp. ...........................................      134,613
      200 * Micron Technology, Inc. ...............................        7,425
      400   Motorola, Inc. ........................................       32,049
      100 * National Semiconductor Corp. ..........................        1,250
      100   Rockwell International Corp. ..........................        5,163
      300   Texas Instruments, Inc. ...............................       30,638
                                                                      ----------
                                                                         211,138
                                                                      ----------
            TELECOMMUNICATIONS - 2.95%
      400 * Airtouch Communications, Inc. .........................       37,350
      200   ALLTEL Corp. ..........................................       13,488
      100 * Andrew Corp. ..........................................        1,394
      100   Frontier Corp. ........................................        5,519
      100   Harris Corp. ..........................................        3,456
    1,600   Lucent Technologies, Inc. .............................       96,200
    1,200 * MCI Worldcom, Inc. ....................................       98,625
      200 * Nextel Communications, Inc., Class A...................        8,188
      400   Nortel Networks Corp. .................................       27,275
      100 * Tellabs, Inc. .........................................       10,955
                                                                      ----------
                                                                         302,450
                                                                      ----------
            TEXTILE - PRODUCTS - 0.05%
      100   V. F. Corp. ...........................................        5,150
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TOBACCO - 0.60%
    1,600   Philip Morris Companies, Inc. .........................   $   56,100
      200   UST, Inc. .............................................        5,575
                                                                      ----------
                                                                          61,675
                                                                      ----------
            UTILITIES - COMMUNICATION - 4.38%
    2,148   AT&T - Liberty Media Group.............................      108,474
      700   Ameritech Corp. .......................................       47,906
    1,100   Bell Atlantic Corp. ...................................       63,388
    1,200   BellSouth Corp. .......................................       53,700
      300   Century Telephone Enterprises..........................       12,075
      700   GTE Corp. .............................................       46,856
    1,300   SBC Communications, Inc. ..............................       72,800
      300   Sprint Corp., FON Group................................       30,769
      300 * Sprint Corp., PCS Group................................       12,713
                                                                      ----------
                                                                         448,681
                                                                      ----------
            UTILITIES - ELECTRIC - 1.42%
      100   Ameren Corp. ..........................................        3,869
      100   American Electric Power, Inc. .........................        4,144
      100   Carolina Power & Light Co. ............................        4,031
      200   Central & South West Corp. ............................        4,963
      100   Cinergy Corp. .........................................        2,981
      100   Consolidated Edison, Inc. .............................        4,544
      100   CMS Energy Corp. ......................................        4,400
      200   Dominion Resources, Inc. ..............................        8,225
      100   DTE Energy Co. ........................................        4,081
      200   Duke Energy Corp. .....................................       11,200
      200   Edison International...................................        4,900
      200   Entergy Corp. .........................................        6,249
      100   FirstEnergy Corp. .....................................        2,969
      100   FPL Group, Inc. .......................................        5,638
      100   GPU, Inc. .............................................        3,813
      100   Northern States Power Co. .............................        2,412
      300   PacifiCorp.............................................        5,006
      100   Peco Energy Co. .......................................        4,744
      300   PG&E Corp. ............................................        9,319
      100   PP&L Resources, Inc. ..................................        2,794
      200   Public Service Enterprise Group, Inc. .................        8,000
      100   Reliant Energy, Inc. ..................................        2,831
      500   Southern Co. ..........................................       13,530
      200   Texas Utilities Co. ...................................        7,950
      100 * The AES Corp. .........................................        5,000
      200   Unicom Corp. ..........................................        7,763
                                                                      ----------
                                                                         145,356
                                                                      ----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                      9
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

   NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            UTILITIES - GAS, PIPELINE - 0.43%
        100 Columbia Energy Group..................................   $    4,806
        100 Consolidated Natural Gas Co. ..........................        5,950
        200 Enron Corp. ...........................................       15,050
        200 Sempra Energy..........................................        4,150
        300 Williams Companies, Inc. ..............................       14,170
                                                                      ----------
                                                                          44,126
                                                                      ----------
            TOTAL COMMON STOCK
            (Cost $6,069,983)......................................    7,159,676
                                                                      ----------
    PAR
   VALUE
 ----------
            CORPORATE SHORT-TERM
            COMMERCIAL PAPER - 3.90%
            UTILITIES - COMMUNICATION - 3.90%
 $  400,000 Cincinnati Bell, Inc.,
            4.93% due 05/03/99.....................................      399,890
                                                                      ----------
            TOTAL CORPORATE BONDS -
            SHORT TERM
            (Cost $399,890)........................................      399,890
                                                                      ----------
            GOVERNMENT SPONSORED -
            SHORT TERM - 24.31%
  2,493,000 Federal Home Loan Bank,
            4.80% due 05/03/99.....................................    2,492,335
                                                                      ----------
            TOTAL GOVERNMENT SPONSORED -
            SHORT TERM -
            (Cost $2,492,335)......................................    2,492,335
                                                                      ----------
            UNITED STATES GOVERNMENT -
            SHORT TERM - 1.46%
    150,000 United States Treasury Bills,
            4.165% - 4.40% due 06/10/99............................      149,298
                                                                      ----------
            TOTAL UNITED STATES GOVERNMENT -
            SHORT TERM -
            (Cost $149,301)........................................      149,298
                                                                      ----------
            TOTAL INVESTMENTS
            (Cost $9,111,509) - 99.51%.............................   10,201,199
                                                                      ----------
            Other assets less liabilities,
            net - 0.49%............................................       49,897
                                                                      ----------

                                                                      MARKET
                                                                      VALUE

-------------------------------------------------------------------------------
         NET ASSETS (equivalent to $12.04 per share for 279,983
         Class A shares and $12.00
         per share for 573,098 Class B shares outstanding) -
         100.00%................................................   $10,251,096
                                                                   -----------
         * Non-income producing

                                                                    UNREALIZED
 CONTRACTS                                                         APPRECIATION

-------------------------------------------------------------------------------
         FUTURES CONTRACTS PURCHASED(1)
  8(2)   (Delivery month/Value at 04/30/99)
         S&P 500 Index Futures
           (June/$1,336.50).....................................   $    21,487
                                                                   -----------

(1) U.S. Treasury Bills with a market value of approximately $150,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 250.

-----------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 853,081 shares outstanding......... $     8,531
Additional paid in capital......................................   9,109,367
Undistributed net realized gain on securities...................      22,334
Undistributed net investment income.............................        (313)
Unrealized appreciation of:
 Investments........................................ $ 1,089,690
 Futures contracts..................................      21,487   1,111,177
                                                     ----------- -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING........................................... $10,251,096
                                                                 -----------
-----------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A share
($3,371,419 divided by 279,983 shares).......................... $     12.04
                                                                 -----------
Offering price per Class A share
(100/94.25 of $12.04)*.......................................... $     12.77
                                                                 -----------
Net asset value and offering price per Class B
share ($6,879,677 divided by 573,098 shares)**.................. $     12.00
                                                                 -----------
* Offering price includes sales charge of 5.75%.
  The sales charge is reduced for purchases
  of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 10           STOCK INDEX FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends......................................................... $   37,777
Interest..........................................................     19,049
                                                                   ----------
 Total investment income..........................................     56,826
                                                                   ----------
EXPENSES:
Advisory fees.....................................................      8,733
Transfer agent fees...............................................      8,259
Custodian fees....................................................      4,308
Distribution fees:
 Class A..........................................................      3,566
 Class B..........................................................     18,079
Registration and filing fees......................................     16,610
Audit fees and tax services.......................................      2,233
Accounting services...............................................        974
Trustees' fees and expenses.......................................        849
Report to shareholders............................................        237
Miscellaneous.....................................................        222
                                                                   ----------
 Total expenses...................................................     64,070
 Expense reimbursement (see Note 3)...............................    (18,363)
                                                                   ----------
 Net expenses.....................................................     45,707
                                                                   ----------
NET INVESTMENT INCOME.............................................     11,119
                                                                   ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities:
 Investments........................................... $    7,804
 Futures contracts.....................................     14,530     22,334
                                                        ----------
Net unrealized appreciation of securities during the
 period:
 Investments...........................................  1,089,690
 Futures contracts.....................................     21,487  1,111,177
                                                        ---------- ----------
  Net realized and unrealized gain on securities during the
   period.........................................................  1,133,511
                                                                   ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $1,144,630
                                                                   ----------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the six     For the period
                                               months ended  October 7, 1998 to
                                              April 30, 1999  October 31, 1998
                                              ---------------------------------
OPERATIONS:
Net investment income........................  $    11,119         $    -
Net realized gain on securities..............       22,334              -
Net unrealized appreciation of securities
 during the period...........................    1,111,177              -
                                              ---------------------------------
 Increase in net assets resulting from
  operations.................................    1,144,630              -
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A.....................................      (11,432)             -
 Class B.....................................            -              -
                                              ---------------------------------
  Total distributions to shareholders from
   net investment income.....................      (11,432)             -
                                              ---------------------------------
Net realized gain on securities
 Class A.....................................            -              -
 Class B.....................................            -              -
                                              ---------------------------------
  Total distributions to shareholders
   from net realized gain on securities......            -              -
                                              ---------------------------------
Decrease in net assets resulting from
 distributions to shareholders...............      (11,432)             -
                                              ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
 share transactions
 Class A.....................................    2,845,516          2,500
 Class B.....................................    6,267,382          2,500
                                              ---------------------------------
Total increase in net assets resulting from
 share transactions..........................    9,112,898          5,000
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS.................   10,246,096          5,000
NET ASSETS:
 Beginning of year...........................        5,000              -
                                              ---------------------------------
 End of period (including undistributed net
  investment income of ($313) and $0)........  $10,251,096         $5,000
                                              ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                         Class A                                   Class B
 OUTSTANDING               ----------------------------------------- -----------------------------------------
                              For the six         For the period        For the six         For the period
                              months ended      October 7, 1998 to      months ended      October 7, 1998 to
                             April 30, 1999      October 31, 1998      April 30, 1999      October 31, 1998
                           -------------------  -------------------- -------------------  --------------------
                           Shares     Amount     Shares    Amount    Shares     Amount     Shares    Amount
                           -------------------  -------------------- -------------------  --------------------
 Shares sold.............  281,718  $2,868,491       250  $    2,500 576,441  $6,306,955       250  $    2,500
 Shares issued for
 distributions
 reinvested..............      975      11,409         -           -       -           -         -           -
 Shares repurchased......   (2,960)    (34,384)        -           -  (3,593)    (39,573)        -           -
                           -------------------  -------------------- -------------------  --------------------
 Increase in shares
 outstanding.............  279,733   2,845,516       250       2,500 572,848   6,267,382       250       2,500
 Shares outstanding:
 Beginning of period.....      250       2,500         -           -     250       2,500         -           -
                           -------------------  -------------------- -------------------  --------------------
 End of period...........  279,983  $2,848,016       250  $    2,500 573,098  $6,269,882       250  $    2,500
                           -------------------  -------------------- -------------------  --------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     11
                  MID CAP INDEX FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             COMMON STOCK - 85.58%
             ADVERTISING - 0.19%
      400 *  Snyder Communications, Inc. ..........................   $   11,750
                                                                      ----------
             AEROSPACE/DEFENSE - 1.17%
      200    Gencorp, Inc. ........................................        4,624
      400 *  Gulfstream Aerospace Corp. ...........................       19,500
      300 *  SCI Systems, Inc. ....................................       11,419
      400    Sunstrand Corp. ......................................       28,700
      200    Teleflex, Inc. .......................................        8,712
                                                                      ----------
                                                                          72,955
                                                                      ----------
             AIRLINES - 0.35%
      200 *  Alaska Air Group, Inc. ...............................        8,812
      600    Comair Holdings, Inc. ................................       13,238
                                                                      ----------
                                                                          22,050
                                                                      ----------
             APPAREL & PRODUCTS - 1.79%
      300 *  Abercrombie and Fitch Co. ............................       28,537
      600    Cintas Corp. .........................................       41,250
      300    Claire's Stores, Inc. ................................        9,938
      200 *  Land's End, Inc. .....................................        7,650
      300    Ross Stores, Inc. ....................................       13,781
      400    Warnaco Group, Inc., Class A..........................       10,675
                                                                      ----------
                                                                         111,831
                                                                      ----------
             APPLIANCES/FURNISHINGS - 0.97%
      400 *  Furniture Brands International........................       10,025
      300    Heilig-Meyers Co. ....................................        1,763
      600    Herman Miller, Inc. ..................................       11,963
      300    Lancaster Colony Corp. ...............................        8,850
    1,200    Leggett & Platt, Inc. ................................       27,674
                                                                      ----------
                                                                          60,275
                                                                      ----------
             AUTO - CARS - 0.14%
      400    Meritor Automotive, Inc. .............................        8,475
                                                                      ----------
             AUTO - ORIGINAL EQUIPMENT - 1.27%
      200    Arvin Industries, Inc. ...............................        7,325
      100    Borg-Warner Automotive, Inc. .........................        5,675
      200    Carlisle Cos, Inc. ...................................        9,800
      300    Donaldson Co., Inc. ..................................        6,713

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             AUTO - ORIGINAL EQUIPMENT - Continued
      400    Federal-Mogul Corp. ..................................   $   17,550
      400 *  Lear Corp. ...........................................       18,350
      300    Mark IV Industries, Inc. .............................        5,363
      200    Modine Manufacturing Co. .............................        6,250
      100    Superior Industries International, Inc................        2,500
                                                                      ----------
                                                                          79,526
                                                                      ----------
             AUTO - REPLACEMENT PARTS - 0.32%
      200    Kaydon Corp. .........................................        6,750
      200 *  SPX Corp. ............................................       13,063
                                                                      ----------
                                                                          19,813
                                                                      ----------
             BANKS - OTHER - 0.77%
      800    First Tennessee National Corp. .......................       34,500
    1,000    Sovereign Bancorp, Inc. ..............................       13,624
                                                                      ----------
                                                                          48,124
                                                                      ----------
             BANKS - REGIONAL - 4.76%
      400    Associated Banc-Corp. ................................       14,550
      200    CCB Financial Corp. ..................................       11,550
      300    City National Corp. ..................................       11,588
    1,100    First Security Corp. .................................       20,900
      300    First Virginia Banks, Inc. ...........................       14,981
      600    GreenPoint Financial Corp. ...........................       21,000
      900    Hibernia Corp., Class A...............................       11,981
      600    Marshall & Ilsley Corp. ..............................       42,000
      500    Mercantile Bankshares Corp. ..........................       18,500
      900    North Fork Bancorporation, Inc. ......................       20,250
      600    Old Kent Financial Corp. .............................       28,350
      400    Pacific Century Financial Corp. ......................        8,700
      300    Provident Financial Group, Inc. ......................       12,562
      500    TCF Financial Corp. ..................................       14,500
      200    Wilmington Trust Corp ................................       12,288
      500    Zions Bancorporation..................................       33,344
                                                                      ----------
                                                                         297,044
                                                                      ----------
             BROADCASTING - 1.32%
      800    A.H. Belo Corp. ......................................       17,300
      206 *  Chris-Craft Industries, Inc. .........................        9,682
      300    TCA Cable TV, Inc. ...................................       14,944
      700 *  Univision Communications, Inc. .......................       40,513
                                                                      ----------
                                                                          82,439
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BUILDING MATERIALS - 1.77%
      200   Fastenal Co. ..........................................   $    9,550
      400   HON INDUSTRIES, Inc. ..................................       10,800
      300   Martin Marietta Materials, Inc. .......................       18,544
      700   RPM, Inc. .............................................        9,843
      200   Southdown, Inc. .......................................       12,813
      350   USG Corp. .............................................       20,431
      600   Vulcan Materials Co. ..................................       28,650
                                                                      ----------
                                                                         110,631
                                                                      ----------
            CHEMICAL - MAJOR - 0.38%
      200   Albemarle Corp. .......................................        4,400
      800   Solutia, Inc. .........................................       19,500
                                                                      ----------
                                                                          23,900
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 1.44%
      300   A. Schulman, Inc. .....................................        5,250
      400 * Airgas, Inc. ..........................................        4,700
      500   Crompton & Knowles Corp. ..............................       10,125
      300 * Cytec Industries, Inc. ................................        8,531
      200   Dexter Corp. ..........................................        8,213
      400   Ethyl Corp. ...........................................        2,050
      200   Ferro Corp. ...........................................        5,538
      200   Georgia Gulf Corp. ....................................        3,188
      100   H.B. Fuller Co. .......................................        6,813
      100   Lawter International, Inc. ............................        1,200
      300   Lubrizol Corp. ........................................        8,306
      400   Lyondell Chemical Co. .................................        7,800
      400   M. A. Hanna Co. .......................................        6,475
      100   Minerals Technologies, Inc. ...........................        5,400
      300   Olin Corp. ............................................        4,388
      100   Rollins, Inc. .........................................        1,688
                                                                      ----------
                                                                          89,665
                                                                      ----------
            CONGLOMERATES - 1.39%
      300   Alexander & Baldwin, Inc. .............................        6,525
      700   Dial Corp. ............................................       23,800
      300 * Litton Industries, Inc. ...............................       18,788
      300   Ogden Corp. ...........................................        7,744
      600   Viad Corp. ............................................       19,838
      600   Whitman Corp. .........................................        9,825
                                                                      ----------
                                                                          86,520
                                                                      ----------

--------------------------------------------------------------------------------

 12                                     April 30, 1999 (Unaudited)
             MID CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CONTAINERS - PAPER - 0.34%
      100   Chesapeake Corp. ......................................   $    3,250
      700   Sonoco Products Co. ...................................       18,069
                                                                      ----------
                                                                          21,319
                                                                      ----------
            DRUGS - 3.60%
      200 * Agouron Pharmaceuticals, Inc. .........................       11,812
      600   Bergen Brunswig Corp., Class A.........................       11,400
      400 * Biogen, Inc. ..........................................       38,025
      200   Carter-Wallace, Inc. ..................................        3,513
      400 * Centocor, Inc. ........................................       17,750
    1,100 * Chiron Corp. ..........................................       22,138
      400 * Covance, Inc. .........................................        8,775
      500 * Forest Laboratories, Inc. .............................       22,250
       54   Genzyme Corp. .........................................          171
      500 * Genzyme-Molecular Oncology.............................       18,875
      200   Gilead Sciences, Inc...................................        9,213
      500   ICN Pharmaceuticals, Inc. .............................       16,531
      700 * IVAX Corp. ............................................        9,188
      800   Mylan Laboratories, Inc. ..............................       18,149
      200 * Sepracor, Inc. ........................................       16,900
                                                                      ----------
                                                                         224,690
                                                                      ----------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 0.03%
      100   CMP Group, Inc. .......................................        1,938
                                                                      ----------
            ELECTRICAL EQUIPMENT - 1.99%
      600 * American Power Conversion..............................       19,800
      200   AMETEK, Inc. ..........................................        4,563
      700 * FORE Systems, Inc. ....................................       23,625
      400   Hubbell, Inc., Class B.................................       19,125
      900   Molex, Inc. ...........................................       29,025
      500 * Teradyne, Inc. ........................................       23,594
      200 * UCAR International, Inc. ..............................        4,588
                                                                      ----------
                                                                         124,320
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 1.34%
      600 * Arrow Electronics, Inc. ...............................       10,913
      800 * Concord EFS, Inc. .....................................       26,700
      300 * Imation Corp. .........................................        5,306
      500 * Integrated Device Technology, Inc. ....................        3,688
      100 * MagnaTek, Inc. ........................................        1,081
      200   Pittston Brink's Group.................................        5,275
      400 * Sensormatic Electronics Corp. .........................        4,800

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRONIC INSTRUMENTS - Continued
      400   Symbol Technologies, Inc. .............................   $   19,100
      400 * Vishay Intertechnology, Inc. ..........................        6,975
                                                                      ----------
                                                                          83,838
                                                                      ----------
            ENTERTAINMENT - 0.08%
      200 * GTECH Holdings Corp. ..................................        5,212
                                                                      ----------
            FERTLIIZERS - 0.28%
      700   IMC Global, Inc. ......................................       17,500
                                                                      ----------
            FINANCE COMPANIES - 0.46%
      400   Finova Group, Inc. ....................................       19,325
      300   Keystone Financial, Inc. ..............................        9,638
                                                                      ----------
                                                                          28,963
                                                                      ----------
            FINANCIAL SERVICES - 0.41%
    1,000 * Convergys Corp. .......................................       18,625
      200   Investment Technology Group, Inc. .....................        6,924
                                                                      ----------
                                                                          25,549
                                                                      ----------
            FOODS - 2.56%
      200   Dean Foods Co. ........................................        7,138
      300   Dole Food Co., Inc. ...................................        9,525
      100   Dreyer's Grand Ice Cream, Inc. ........................        1,363
      600   Flowers Industries, Inc. ..............................       12,750
      500   Hormel Foods Corp. ....................................       18,375
      500   IBP, Inc. .............................................       10,125
      100   International Multifoods Corp. ........................        2,213
      500   Interstate Bakeries Corp. .............................       11,125
      100   Lance, Inc. ...........................................        1,388
      500   McCormick & Co., Inc. .................................       15,156
      100   Smucker, J.M. Co., Class A.............................        2,150
      200 * Suiza Foods Corp. .....................................        7,512
      300   Trinity Industries, Inc. ..............................       10,444
    1,400   Tyson Foods, Inc., Class A.............................       28,963
      300 * U.S. Foodservice.......................................       12,619
      300   Universal Foods Corp. .................................        6,300
      300 * Vlasic Foods International, Inc. ......................        2,456
                                                                      ----------
                                                                         159,602
                                                                      ----------
            FOOTWEAR - 0.25%
      200 * Nine West Group, Inc. .................................        5,700
      200 * Payless ShoeSource, Inc. ..............................        9,688
                                                                      ----------
                                                                          15,388
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FREIGHT - 0.26%
      300   Airborne Freight Corp. ................................   $    9,600
      200   J.B. Hunt Transport Services, Inc. ....................        4,162
      200   Overseas Shipholding Group, Inc. ......................        2,500
                                                                      ----------
                                                                          16,262
                                                                      ----------
            FUNERAL SERVICES - 0.19%
      600   Stewart Enterprises, Inc. .............................       11,925
                                                                      ----------
            HEALTHCARE - 2.79%
      300 * Apria Healthcare Group, Inc. ..........................        4,688
      400 * First Health Group Corp. ..............................        6,525
      800 * Foundation Health Systems, Inc., Class A...............       11,050
    1,600 * Health Management Associates, Inc. ....................       25,000
      400 * Lincare Holdings, Inc. ................................       11,850
      600   Omnicare, Inc. ........................................       14,438
      500 * Oxford Health Plans, Inc. .............................        9,969
      300 * PacifiCare Health System, Inc., Class B................       23,934
      500 * Quintiles Transnational Corp. .........................       20,281
      500 * Quorum Health Group, Inc. .............................        6,188
      400 * Steris Corp. ..........................................        7,100
      600 * Sybron International Corp. ............................       16,612
      500 * Total Renal Care Holdings, Inc. .......................        6,938
      300 * Trigon Healthcare, Inc. ...............................        9,525
                                                                      ----------
                                                                         174,098
                                                                      ----------
            HEAVY DUTY TRUCKS/PARTS - 0.18%
      200   Bandag, Inc. ..........................................        6,375
      200   Federal Signal Corp. ..................................        4,950
                                                                      ----------
                                                                          11,325
                                                                      ----------
            HOME BUILDERS - 0.15%
      850   Clayton Homes, Inc. ...................................        9,456
                                                                      ----------
            HOSPITAL MANAGEMENT - 0.05%
      500 * Beverly Enterprises, Inc. .............................        3,250
                                                                      ----------
            HOSPITAL SUPPLIES - 1.31%
      100 * Acuson Corp. ..........................................        1,525
      200   Beckman Coulter, Inc. .................................        9,638
      400   DENTSPLY International, Inc. ..........................       10,474
      400   Hillenbrand Industries, Inc. ..........................       18,775
      500 * PSS World Medical, Inc. ...............................        4,875
      600   Stryker Corp. .........................................       36,713
                                                                      ----------
                                                                          82,000
                                                                      ----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     13
             MID CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS - 0.76%
      800 * Bed Bath & Beyond, Inc. ...............................   $   28,550
      100   Church & Dwight Co., Inc. .............................        4,280
      400   Premark International, Inc. ...........................       14,725
                                                                      ----------
                                                                          47,555
                                                                      ----------
            HUMAN RESOURCES - 0.69%
      200   Kelly Services, Inc., Class A..........................        5,063
      500   Manpower, Inc. ........................................       11,312
      700 * Modis Professional Services, Inc. .....................        8,094
      600   Olsten Corp. ..........................................        4,049
      600 * Robert Half International, Inc. .......................       14,325
                                                                      ----------
                                                                          42,843
                                                                      ----------
            INFORMATION PROCESSING - 0.46%
      450 * Comverse Technology, Inc. .............................       28,856
                                                                      ----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 0.59%..............................
      400 * Citrix Systems, Inc. ..................................       17,000
    1,000 * Informix Corp. ........................................        7,250
      500 * PLATINUM technology International, Inc. ...............       12,750
                                                                      ----------
                                                                          37,000
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 1.52%
      600 * Jabil Circut, Inc. ....................................       27,938
      400 * Lexmark International Group, Inc. .....................       49,400
    1,000 * Quantum Corp. .........................................       17,874
                                                                      ----------
                                                                          95,212
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 0.94%
      400 * Cambridge Technology Partners, Inc. ...................        5,775
      500 * Rationale Software Corp. ..............................       14,813
      600 * Sterling Commerce, Inc. ...............................       18,787
      600 * SunGard Data Systems, Inc. ............................       19,163
                                                                      ----------
                                                                          58,538
                                                                      ----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 0.72%
      400 * Intuit, Inc. ..........................................       34,450
      800 * Networks Associates, Inc. .............................       10,600
                                                                      ----------
                                                                          45,050
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - 3.87%
      400   ACNielson Corp. .......................................   $   11,150
      900   Comdisco, Inc. ........................................       23,681
      400   Diebold, Inc. .........................................        9,625
      400 * Electronic Arts, Inc. .................................       20,324
      500 * Fiserv, Inc. ..........................................       29,281
      500 * Keane, Inc. ...........................................       12,405
      200 * Legato Systems, Inc. ..................................        8,088
      400 * Mentor Graphics Corp. .................................        4,850
      600 * NCR Corp. .............................................       24,600
      500 * NOVA Corp. ............................................       13,000
      200 * Policy Management Systems..............................        6,288
      500   Reynolds and Reynolds Co., Class A.....................       11,406
      300 * Sequent Computer Systems, Inc. ........................        3,281
      600 * Siebel Systems, Inc. ..................................       23,063
      500 * Sterling Software, Inc. ...............................       10,344
      600 * Storage Technology Corp. ..............................       11,587
      200 * Structural Dynamics Research Corp. ....................        3,888
      400 * Symantec Corp. ........................................        7,950
      300 * Tech Data Corp. .......................................        7,013
                                                                      ----------
                                                                         241,824
                                                                      ----------
            INSURANCE - CASUALTY - 0.38%
      400   American Financial Group, Inc. ........................       14,525
      300   Everest Reinsurance Holdings, Inc. ....................        9,094
                                                                      ----------
                                                                          23,619
                                                                      ----------
            INSURANCE - LIFE - 0.25%
      400   Protective Life Corp. .................................       15,675
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 0.69%
      400   Ambac Financial Group, Inc. ...........................       24,150
      200   HSB Group, Inc. .......................................        7,574
      200   The PMI Group, Inc. ...................................       11,163
                                                                      ----------
                                                                          42,887
                                                                      ----------
            INSURANCE - MULTILINE - 2.01%
    1,600   AFLAC, Inc. ...........................................       86,800
      200   Horace Mann Educators Corp. ...........................        4,550
      800   Old Republic International Corp. ......................       15,650
      500   Reliastar Financial Corp. .............................       18,374
                                                                      ----------
                                                                         125,374
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            LEISURE TIME - 1.35%
      500   Callaway Golf Co. .....................................   $    7,531
      500 * Circus Circus Enterprises, Inc. .......................       10,531
      900   Harley-Davidson, Inc. .................................       53,663
      700   International Game Technology..........................       12,424
                                                                      ----------
                                                                          84,149
                                                                      ----------
            LODGING - 0.29%
      500 * Promus Hotel Corp. ....................................       18,000
                                                                      ----------
            MACHINERY - AGRICULTURE - 0.06%
      400   AGCO Corp. ............................................        3,950
                                                                      ----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.15%
      200   Granite Construction, Inc. ............................        5,713
      100 * Jacobs Engineering Group, Inc. ........................        3,944
                                                                      ----------
                                                                           9,657
                                                                      ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 1.02%
      102 * Albany International Corp., Class A....................        2,474
      400 * American Standard Companies, Inc. .....................       18,300
      200   Cordant Technologies, Inc. ............................        9,224
      200   Flowserve Corp. .......................................        3,725
      200   Newport News Shipbuilding, Inc. .......................        5,238
      100   Nordson Corp. .........................................        6,025
      300   Stewart & Stevenson Services, Inc. ....................        3,075
      100   Tecumseh Products Co., Class A.........................        6,113
      300   Tidewater, Inc. .......................................        7,950
      100   Watts Industries, Inc., Class A........................        1,538
                                                                      ----------
                                                                          63,662
                                                                      ----------
            MERCHANDISE - DRUG - 0.41%
      400 * Medimmune, Inc. .......................................       22,050
      500 * Perrigo Co. ...........................................        3,813
                                                                      ----------
                                                                          25,863
                                                                      ----------
            MERCHANDISE - SPECIALTY - 3.02%
      400 * Barnes & Noble, Inc. ..................................       13,900
    1,200 * Best Buy Co., Inc. ....................................       57,300
      500 * BJ's Wholesale Club, Inc. .............................       13,281
      600 * CompUSA, Inc. .........................................        4,200
      100   Enesco Group, Inc. ....................................        2,100
      500 * General Nutrition Companies, Inc. .....................        8,280
      200 * Micro Warehouse, Inc. .................................        3,388
    2,250 * Office Depot, Inc. ....................................       49,500

--------------------------------------------------------------------------------

 14                                     April 30, 1999 (Unaudited)
             MID CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - Continued
      700 * OfficeMax, Inc. .......................................   $    7,088
      300   Sotheby's Holdings, Inc., Class A......................       12,787
      200   Tiffany & Co. .........................................       16,800
                                                                      ----------
                                                                         188,624
                                                                      ----------
            MERCHANDISING - DEPARTMENT - 0.48%
      500 * Borders Group, Inc. ...................................        7,219
      800 * Saks, Inc. ............................................       22,650
                                                                      ----------
                                                                          29,869
                                                                      ----------
            MERCHANDISING - FOOD - 0.20%
      200   Hannaford Bros. Co. ...................................        8,724
      200   Ruddick Corp. .........................................        3,538
                                                                      ----------
                                                                          12,262
                                                                      ----------
            MERCHANDISING - MASS - 0.62%
      400 * Dollar Tree Stores, Inc. ..............................       14,600
    1,000   Family Dollar Stores, Inc. ............................       24,125
                                                                      ----------
                                                                          38,725
                                                                      ----------
            METALS - MISCELLANEOUS - 0.15%
      200   Kennametal, Inc. ......................................        5,312
      100   Precision Castparts Corp. .............................        4,275
                                                                      ----------
                                                                           9,587
                                                                      ----------
            METALS - STEEL - 0.47%
      400   AK Steel Holding Corp. ................................       10,400
      100   Carpenter Technology Corp. ............................        3,131
      100   Cleveland-Cliffs, Inc. ................................        3,981
      300   Harsco Corp. ..........................................        9,844
      100   Ryerson Tull, Inc. ....................................        2,269
                                                                      ----------
                                                                          29,625
                                                                      ----------
            MISCELLANEOUS - 0.20%
      500 * Apollo Group, Inc., Class A............................       12,375
                                                                      ----------
            MULTIMEDIA - 0.58%
    1,300 * Cadence Design Systems, Inc. ..........................       17,631
      400 * Synopsys, Inc. ........................................       18,850
                                                                      ----------
                                                                          36,481
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 0.68%
      700   El Paso Energy Corp. ..................................       25,725
      450   K N Energy, Inc. ......................................        9,281
      400   Questar Corp. .........................................        7,274
                                                                      ----------
                                                                          42,280
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL - INTEGRATED DOMESTIC - 0.11%
      510   Pennzoil-Quaker State Co. .............................   $    6,598
                                                                      ----------
            OIL - INTEGRATED INTERNATIONAL - 0.23%
      300   Murphy Oil Corp. ......................................       14,081
                                                                      ----------
            OIL - SERVICE - PRODUCTS - 1.00%
      400 * BJ Services Co. .......................................       10,700
      800 * Noble Drilling Corp. ..................................       15,700
    1,100 * Ocean Energy, Inc. ....................................       10,244
      300 * Parker Drilling Co. ...................................        1,200
      400 * Varco International, Inc. .............................        4,525
      600   Weatherford International, Inc. .......................       20,325
                                                                      ----------
                                                                          62,694
                                                                      ----------
            OIL - SERVICES - 1.49%
      800   ENSCO International, Inc. .............................       14,850
    1,100 * Global Marine, Inc. ...................................       16,363
      600 * Nabors Industries, Inc. ...............................       12,338
      300 * Smith International, Inc. .............................       13,463
      600   Transocean Offshore, Inc. .............................       17,812
      300   Witco Corp. ...........................................        5,719
      300   York International Corp. ..............................       12,375
                                                                      ----------
                                                                          92,920
                                                                      ----------
            OIL/GAS PRODUCERS - 0.80%
      400   Cabot Corp. ...........................................       10,800
      300   Noble Affiliates, Inc. ................................        9,618
      700   Pioneer Natural Resources Corp. .......................        8,180
      600 * Ranger Oil, Limited....................................        3,113
      500   Ultramar Diamond Shamrock..............................       11,531
      300   Valero Energy Corp. ...................................        6,694
                                                                      ----------
                                                                          49,936
                                                                      ----------
            PAPER/FOREST PRODUCTS - 1.35%
      300   Bowater, Inc. .........................................       16,088
      500   Consolidated Papers, Inc. .............................       15,125
      500   Georgia-Pacific Corp. (Timber Group)...................       12,875
      300   Longview Fibre Co. ....................................        3,900
      200   P. H. Glatfelter Co. ..................................        2,563
      200   Pentair, Inc. .........................................        9,400
      200   Rayonier, Inc. ........................................        9,124
      200   Standard Register Co. .................................        6,100
      500   Unisource Worldwide, Inc. .............................        4,063
      300   Wausau-Mosinee Paper Corp. ............................        4,950
                                                                      ----------
                                                                          84,188
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            POLLUTION CONTROL - 0.31%
    1,100 * Allied Waste Industries, Inc. .........................   $   19,456
                                                                      ----------
            PUBLISHING - NEWS - 0.26%
      200   Lee Enterprises, Inc. .................................        5,725
      200   Media General, Inc., Class A...........................       10,400
                                                                      ----------
                                                                          16,125
                                                                      ----------
            PUBLISHING/PRINTING - 0.40%
      200   Banta Corp. ...........................................        4,263
      200   Houghton Mifflin Co. ..................................        8,924
      100 * Scholastic Corp. ......................................        4,728
      300   Wallace Computer Services, Inc. .......................        6,919
                                                                      ----------
                                                                          24,834
                                                                      ----------
            RAILROAD - 0.36%
      500   GATX Corp. ............................................       17,188
      300 * Wisconsin Central Transportation Corp. ................        5,540
                                                                      ----------
                                                                          22,728
                                                                      ----------
            RESTAURANTS - 1.50%
      300   Bob Evans Farms, Inc. .................................        5,493
      400 * Brinker International, Inc. ...........................       11,050
      200 * Buffets, Inc. .........................................        2,000
      400   CBRL Group, Inc. ......................................        8,075
      300 * Lone Star Steakhouse & Saloon..........................        3,263
      450 * Outback Steakhouse, Inc. ..............................       16,115
      200 * Papa Johns International, Inc. ........................        8,038
      100 * Sbarro, Inc. ..........................................        2,619
    1,000 * Starbucks Corp. .......................................       36,938
                                                                      ----------
                                                                          93,591
                                                                      ----------
            SAVINGS & LOAN - 1.00%
      300   Astoria Financial Corp. ...............................       15,037
    1,000   Charter One Financial, Inc. ...........................       31,250
      700   Dime Bancorp, Inc. ....................................       16,144
                                                                      ----------
                                                                          62,431
                                                                      ----------
            SECURITIES RELATED - 2.36%
      700   A.G. Edwards, Inc. ....................................       24,500
      700 * E*Trade Group, Inc. ...................................       80,850
      900   Paine Webber Group, Inc. ..............................       42,243
                                                                      ----------
                                                                         147,593
                                                                      ----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     15
             MID CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT - 0.17%
      300 * Microchip Technology, Inc. ............................   $   10,500
                                                                      ----------
            SEMICONDUCTORS - 4.53%
      600 * Altera Corp. ..........................................       43,350
    1,000 * Analog Devices, Inc. ..................................       35,125
      600 * Atmel Corp. ...........................................       10,950
      200   Avnet, Inc. ...........................................        8,488
      500 * Cirrus Logic, Inc. ....................................        3,531
      600 * Cypress Semiconductor Corp. ...........................        6,150
      900   Linear Technology Corp. ...............................       51,187
      800 * Maxim Integrated Products, Inc. .......................       44,800
      300   Sanmina Corp...........................................       19,913
      500 * Vitesse Semiconductor Corp. ...........................       23,156
      800 * Xilinx, Inc. ..........................................       36,500
                                                                      ----------
                                                                         283,150
                                                                      ----------
            TELECOMMUNICATIONS - 2.23%
      800 * ADC Telecommunications, Inc. ..........................       38,250
      300   COMSAT Corp. ..........................................        9,750
      400 * QUALCOMM, Inc. ........................................       80,000
      100 * Sanmina Corp. .........................................        6,637
      200 * Vanguard Cellular Systems, Class A.....................        4,563
                                                                      ----------
                                                                         139,200
                                                                      ----------
            TEXTILE - PRODUCTS - 1.12%
      300 * Burlington Industries, Inc. ...........................        2,437
      700 * Jones Apparel Group, Inc. .............................       23,100
      400 * Mohawk Industries, Inc. ...............................       12,900
      800 * Shaw Industries, Inc. .................................       14,500
      400 * Unifi, Inc. ...........................................        5,600
      100   Wellman, Inc. .........................................        1,431
      300 * WestPoint Stevens, Inc., Class A.......................       10,275
                                                                      ----------
                                                                          70,243
                                                                      ----------
            TOBACCO - 0.08%
      200   Universal Corp. .......................................        5,087
                                                                      ----------
            TRUCKERS - 0.24%
      100   Arnold Industries, Inc. ...............................        1,588
      300   CNF Transportation, Inc. ..............................       13,105
                                                                      ----------
                                                                          14,693
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            UTILITIES - COMMUNICATION - 0.81%
      200   Aliant Communications, Inc. ...........................   $    8,850
      800   Cincinnati Bell, Inc. .................................       18,100
      400   Telephone and Data Systems, Inc. ......................       23,949
                                                                      ----------
                                                                          50,899
                                                                      ----------
            UTILITIES - ELECTRIC - 6.95%
      700   Allegheny Energy, Inc. ................................       23,844
      100   Black Hills Corp. .....................................        2,263
      100   Cleco Corp. ...........................................        3,088
      600   Conectiv, Inc. ........................................       14,363
    1,000   DPL, Inc. .............................................       17,875
      800   Energy East Corp. .....................................       21,150
      600   Florida Progress Corp. ................................       23,100
      200   Hawaiian Electric Industries, Inc. ....................        7,113
      300   Idacorp, Inc. .........................................        9,450
      400   Illinova Corp. ........................................       10,500
      100   Indiana Energy, Inc. ..................................        2,138
      400   Interstate Energy Corp. ...............................       11,525
      600   IPALCO Enterprises, Inc. ..............................       13,838
      400   Kansas City Power & Light Co. .........................       10,700
      800   LG&E Energy Corp. .....................................       17,450
      400 * Midamerican Energy Holdings Co. .......................       12,875
      400   Minnesota Power, Inc. .................................        8,425
      300   Montana Power Co. .....................................       22,369
      400   Nevada Power Co. ......................................       10,325
      400   New England Electric System............................       19,800
      700   Nisource, Inc. ........................................       19,425
      700 * Northeast Utilities....................................       11,200
      400   OGE Energy Corp. ......................................        9,475
      500   Pinnacle West Capital Corp. ...........................       19,406
      700   Potomac Electric Power Co. ............................       20,475
      300   Public Service Co. of New Mexico.......................        5,362
      500   Puget Sound Energy, Inc. ..............................       12,344
      700   Scana Corp. ...........................................       16,450
      800   TECO Energy, Inc. .....................................       17,050
      600   UtiliCorp United, Inc. ................................       14,663
      300   Washington Gas Light Co. ..............................        7,068
      700   Wisconsin Energy Corp. ................................       18,813
                                                                      ----------
                                                                         433,922
                                                                      ----------

  NUMBER                                                              MARKET
 OF SHARES                                                            VALUE

-------------------------------------------------------------------------------
           UTILITIES - GAS, DISTRIBUTION - 1.19%
      400  AGL Resources, Inc. ..................................   $    7,274
      900  Keyspan Energy........................................       24,075
      500  MCN Energy Group, Inc. ...............................        9,968
      200  National Fuel Gas Co. ................................        8,750
      900  Tosco Corp. ..........................................       24,144
                                                                    ----------
                                                                        74,211
                                                                    ----------
           WATER SERVICES - 0.23%
      500  American Water Works Co., Inc. .......................       14,220
                                                                    ----------
           TOTAL COMMON STOCK
           (Cost $4,872,763).....................................    5,344,475
                                                                    ----------
    PAR
   VALUE
 ---------
           GOVERNMENT SPONSORED -
           SHORT TERM - 13.97%
 $873,000  Federal Home Loan Bank,
           4.80% due 05/03/99....................................      872,767
                                                                    ----------
           TOTAL GOVERNMENT SPONSORED -
           SHORT TERM
           (Cost $872,767).......................................      872,767
                                                                    ----------
           UNITED STATES GOVERNMENT -
           SHORT TERM - 1.20%

           UNITED STATES TREASURY BILLS - 1.20%
   75,000  United States Treasury Bills,
           4.17% due 06/10/99....................................       74,983
                                                                    ----------
           TOTAL UNITED STATES GOVERNMENT - SHORT TERM
           (Cost $74,983)........................................       74,983
                                                                    ----------
           TOTAL INVESTMENTS
           (Cost $5,820,513) - 100.75%...........................    6,292,225
           Other assets less liabilities,
           net - (0.75%).........................................      (46,815)
                                                                    ----------
           NET ASSETS (equivalent to $11.64 per share for 255,193
           Class A shares and $11.64 per share for 281,328 Class
           B shares outstanding) - 100.00%.......................   $6,245,410
                                                                    ----------
           *Non-income producing

 SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 16                                     April 30, 1999 (Unaudited)
             MID CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

                                                                     UNREALIZED
 CONTRACTS                                                          APPRECIATION

--------------------------------------------------------------------------------
            FUTURES CONTRACTS PURCHASED(1)
  4(2)      (Delivery month/Value at 04/30/99)
            MidCap 400 Index Futures
              (June/$396.10).....................................    $   49,425
                                                                     ----------

(1) U.S. Treasury Bills with a market value of approximately $75,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 500.




-----------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 536,521 shares outstanding.......... $    5,365
Additional paid in capital.......................................  5,395,003
Undistributed net realized gain on securities....................    324,324
Undistributed net investment income..............................       (419)
Unrealized appreciation of:
 Investments.........................................    $471,712
 Futures contracts...................................      49,425    521,137
                                                      ----------- ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................ $6,245,410
                                                                  ----------


-------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,971,410 divided by 255,193 shares)......................  $     11.64
                                                                    -----------
Offering price per Class A share
(100/94.25 of $11.64)*............................................  $     12.35
                                                                    -----------
Net asset value and offering price per Class B
share ($3,274,000 divided by 281,328 shares)**....................  $     11.64
                                                                    -----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                17
             MID CAP INDEX FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends............................................................  $ 31,776
Interest.............................................................    12,597
                                                                       --------
 Total investment income.............................................    44,373
                                                                       --------
EXPENSES:
Advisory fees........................................................     7,614
Transfer agent fees..................................................     7,484
Custodian fees.......................................................     3,807
Distribution fees:
 Class A.............................................................     3,349
 Class B.............................................................    13,796
Registration and filing fees.........................................    16,180
Audit fees and tax services..........................................     1,909
Accounting services..................................................       834
Trustees' fees and expenses..........................................       820
Report to shareholders...............................................       154
Miscellaneous........................................................       201
                                                                       --------
 Total expenses......................................................    56,148
 Expense reimbursement (see Note 3)..................................   (21,617)
                                                                       --------
 Net expenses........................................................    34,531
                                                                       --------
NET INVESTMENT INCOME................................................     9,842
                                                                       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on securities:
 Investments................................................ $333,460
 Futures contracts..........................................   (9,136)  324,324
                                                             --------
Net unrealized appreciation of securities during the period:
 Investments................................................  471,712
 Futures contracts..........................................   49,425   521,137
                                                             --------  --------
  Net realized and unrealized gain on securities during the period...   845,461
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $855,303
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                              For the six     For the period
                                              months ended  October 7, 1998 to
                                             April 30, 1999  October 31, 1998
                                             ---------------------------------
OPERATIONS:
Net investment income.......................   $    9,842         $    -
Net realized gain on securities.............      324,324              -
Net unrealized appreciation of securities
during the period...........................      521,137              -
                                             ---------------------------------
 Increase in net assets resulting from
 operations.................................      855,303              -
                                             ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................      (10,261)             -
 Class B....................................            -              -
                                             ---------------------------------
  Total distributions to shareholders from
  net investment income.....................      (10,261)             -
                                             ---------------------------------
Net realized gain on securities
 Class A....................................            -              -
 Class B....................................            -              -
                                             ---------------------------------
  Total distributions to shareholders
  from net realized gain on securities......            -              -
                                             ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............      (10,261)             -
                                             ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................    2,556,332          2,500
 Class B....................................    2,839,036          2,500
                                             ---------------------------------
Total increase in net assets resulting from
share transactions..........................    5,395,368          5,000
                                             ---------------------------------
TOTAL INCREASE IN NET ASSETS................    6,240,410          5,000
NET ASSETS:
 Beginning of year..........................        5,000              -
                                             ---------------------------------
 End of period (including undistributed net
 investment income of ($419) and $0)........   $6,245,410         $5,000
                                             ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                         Class A                                   Class B
 OUTSTANDING               ----------------------------------------- -----------------------------------------
                              For the six         For the period        For the six         For the period
                              months ended      October 7, 1998 to      months ended      October 7, 1998 to
                             April 30, 1999      October 31, 1998      April 30, 1999      October 31, 1998
                           -------------------  -------------------- -------------------  --------------------
                           Shares     Amount     Shares    Amount    Shares     Amount     Shares    Amount
                           -------------------  -------------------- -------------------  --------------------
 Shares sold.............  254,142  $2,546,937       250  $    2,500 282,116  $2,850,432       250  $    2,500
 Shares issued for
 distributions
 reinvested..............      884      10,261         -           -       -           -         -           -
 Shares repurchased......      (83)       (866)        -           -  (1,038)    (11,396)        -           -
                           -------------------  -------------------- -------------------  --------------------
 Increase in shares
 outstanding.............  254,943   2,556,332       250       2,500 281,078   2,839,036       250       2,500
 Shares outstanding:
 Beginning of period.....      250       2,500         -           -     250       2,500         -           -
                           -------------------  -------------------- -------------------  --------------------
 End of period...........  255,193  $2,558,832       250  $    2,500 281,328  $2,841,536       250      $2,500
                           -------------------  -------------------- -------------------  --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 18                                     April 30, 1999 (Unaudited)
                 SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            COMMON STOCK - 92.51%

            ADVERTISING - 0.94%
      100 * ADVO, Inc. ............................................   $    1,974
      100 * Catalina Marketing Corp. ..............................        8,543
      200 * Doubleclick, Inc. .....................................       27,962
      200 * Getty Images, Inc. ....................................        5,200
      150 * HA-LO Industries, Inc. ................................        1,763
      200 * NFO Worldwide, Inc. ...................................        2,263
      200 * Westwood One, Inc. ....................................        6,850
                                                                      ----------
                                                                          54,555
                                                                      ----------
            AEROSPACE/DEFENSE - 0.51%
       77 * Alliant Techsystems, Inc. .............................        6,303
      200 * Aviall, Inc. ..........................................        3,188
      200 * Be Aerospace, Inc. ....................................        3,413
      100   Cubic Corp. ...........................................        2,237
      200 * Fairchild Corp., Class A...............................        2,688
      300   Gencorp, Inc. .........................................        6,938
      100 * Remec, Inc. ...........................................        1,293
      300 * Trimble Navigation, Ltd. ..............................        3,478
                                                                      ----------
                                                                          29,538
                                                                      ----------
            AIRLINES - 0.90%
      600 * Airtran Holdings, Inc. ................................        3,150
      200 * Alaska Air Group, Inc. ................................        8,812
      300 * American West Holdings Corp., Class B..................        6,263
      100 * Atlantic Coast Airlines Holdings, Inc. ................        3,087
      150 * Atlas Air, Inc. .......................................        4,350
      200   Circle International Group, Inc. ......................        3,400
      200   Expeditors International of
            Washington, Inc. ......................................       12,124
      100 * Midwest Express Holdings, Inc. ........................        3,125
      200   SkyWest, Inc. .........................................        5,200
      500 * Transport World Airls, Inc. ...........................        2,719
                                                                      ----------
                                                                          52,230
                                                                      ----------
            APPAREL & PRODUCTS - 1.36%
      100 * Ann Taylor Stores Corp. ...............................        4,750
      200   Authentic Fitness Corp. ...............................        3,449
      100 * Children's Place, Inc. ................................        3,625
      300   Claire's Stores, Inc. .................................        9,937
      200 * Donna Karan International, Inc. .......................        1,713
      200 * Dress Barn, Inc. ......................................        2,925
      200 * Footstar, Inc. ........................................        6,763
      100 * Gadzooks, Inc. ........................................          950
      100 * Galey & Lord, Inc. ....................................          456
      200 * Goodys Family Clothing, Inc. ..........................        1,800
      100 * Guess?, Inc. ..........................................          763
      200 * Jo-ann Stores, Inc. ...................................        3,225

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            APPAREL & PRODUCTS - Continued
      200   Kellwood Co. ..........................................   $    5,150
      100 * Land's End, Inc. ......................................        3,825
      300 * Nautica Enterprises, Inc. .............................        4,069
      300 * Oakley, Inc. ..........................................        2,063
      100 * Pacific Sunwear of California, Inc. ...................        3,709
      150 * Quicksilver, Inc. .....................................        3,984
      100   St. John Knits, Inc. ..................................        2,719
      200 * Stage Stores, Inc. ....................................        1,288
      100   Talbots, Inc. .........................................        3,150
      200   The Men's Wearhouse, Inc. .............................        5,474
      200 * Urban Outfitters, Inc. ................................        3,875
                                                                      ----------
                                                                          79,662
                                                                      ----------
            APPLIANCES/FURNISHINGS - 0.71%
      100   Bassett Furniture Industries, Inc. ....................        2,400
      200 * CORT Business Services Corp. ..........................        4,612
      300 * Griffon Corp. .........................................        2,194
      100   Haverty Furniture Companies, Inc. .....................        2,363
      300   Heilig-Meyers Co. .....................................        1,763
      300   Hussmann International, Inc. ..........................        4,763
      200   Kimball International, Inc., Class B...................        3,200
      300   La-Z-Boy Chair Co. ....................................        5,905
      200 * Metromedia International Group, Inc. ..................        1,175
      100   National Presto Industries, Inc. ......................        3,494
      200   Oneida, Ltd. ..........................................        4,824
      100 * SLI, Inc. .............................................        2,744
      200 * Windmere Corp. ........................................        2,300
                                                                      ----------
                                                                          41,737
                                                                      ----------
            AUTO - CARS - 0.21%
      200 * Avis Rent A Car, Inc. .................................        6,274
      100 * Budget Group, Inc. ....................................        1,244
      100 * Rent-A-Center, Inc. ...................................        3,100
      200 * United Auto Group, Inc. ...............................        1,950
                                                                      ----------
                                                                          12,568
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 0.82%
      300 * Allen Telecom, Inc. ...................................        2,811
      200   Arvin Industries, Inc. ................................        7,325
      300   Donaldson Co., Inc. ...................................        6,713
      200 * Hayes Lemmerz International, Inc. .....................        5,750
      300   Mark IV Industries, Inc. ..............................        5,363
      400 * Miller Industries, Inc. ...............................        2,025
      200   Modine Manufacturing Co. ..............................        6,250
      200   Superior Industries International, Inc. ...............        5,000
      300 * Tower Automotive, Inc. ................................        6,900
                                                                      ----------
                                                                          48,137
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            AUTO - REPLACEMENT PARTS - 0.87%
      200   A.O. Smith Corp. ......................................   $    5,050
      500 * Collins & Aikman Corp. ................................        2,374
      100 * CSK Auto Corp. ........................................        2,500
      200   Furon Co. .............................................        3,575
      200   Kaydon Corp. ..........................................        6,750
      100   Midas, Inc. ...........................................        3,500
      200   Myers Industries, Inc. ................................        4,525
      100 * O'Reilly Automotive, Inc. .............................        4,575
      200 * SPX Corp. .............................................       13,062
      300 * Tyler Corp. ...........................................        1,763
      200   Wynn's International, Inc. ............................        3,350
                                                                      ----------
                                                                          51,024
                                                                      ----------
            BANKS - OTHER - 0.32%
      100   First Bancorp..........................................        2,580
      100   Irwin Financial Corp. .................................        2,388
      200   Republic Security Financial Co. .......................        1,738
      220   Sky Financial Group, Inc. .............................        6,188
      100   Sterling Bancshares, Inc. .............................        1,250
      300   Westernbank Puerto Rico................................        4,425
                                                                      ----------
                                                                          18,569
                                                                      ----------
            BANKS - REGIONAL - 6.08%
      100   AMCORE Financial, Inc. ................................        2,100
      200   Anchor BanCorp Wisconsin, Inc. ........................        3,674
      100   BancFirst Ohio Corp. ..................................        2,638
      200   BancorpSouth, Inc. ....................................        3,325
      200   Bancwest Corporation...................................        7,963
      400   Bank Atlantic Bancorp., Class B........................        3,213
      300 * Bank Plus Corp. .......................................        1,388
      100   Banknorth Group, Inc. .................................        2,644
      200   Brenton Banks, Inc. ...................................        3,175
      100   BSB Bancorp, Inc. .....................................        2,569
      200   BT Financial Corp. ....................................        5,063
      200   Carolina First Corp. ..................................        5,400
      220 * Centennial Bancorp.....................................        2,819
      125   Chemical Financial Corp. ..............................        4,125
      200   Citizens Banking Corp. ................................        6,513
      211   City Holding Co. ......................................        6,227
      200   CNB Bancshares, Inc. ..................................        8,487
      105   Commerce Bancorp, Inc. ................................        4,633
      500   Commercial Federal Corp. ..............................       12,124
      200   Commonwealth Bancorp, Inc. ............................        3,100
      100   Community Bank System, Inc. ...........................        2,531
      400   Community First Bankshares.............................        8,175
      100   Cullen/Frost Bankers, Inc. ............................        5,394
      100   F & M Bancorporation, Inc. ............................        3,950
      100   F&M National Corp. ....................................        2,781

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     19
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      300   First American Financial Corp., Class A................   $    5,363
      100   First Commerce Bancshares, Inc., Class B...............        2,525
      200   First Commonwealth Financial Corp. ....................        4,375
      110   First Financial Bancorp................................        2,379
      100   First Midwest Bancorp, Inc. ...........................        3,994
      200   First United Bancshares................................        3,025
      100   First Western Bancorp, Inc. ...........................        3,388
      132   FirstMerit Corp. ......................................        3,671
      100   FNB Corp. .............................................        2,463
      100   GBC Bancorp............................................        1,769
      110   Grand Premier Financial, Inc. .........................        1,238
      100   Greater Bay Bancorp....................................        3,013
       62   GreenPoint Financial Corp. ............................        2,170
      100 * Hamilton Bancorp, Inc. ................................        2,575
      300   Hudson United Bancorp..................................       10,613
      208 * Imperial Bancorp.......................................        4,004
      400   Independence Community Bank Corp. .....................        5,825
      200   Independent Bank Corp. ................................        2,688
      100   International Bancshares Corp. ........................        4,988
      100   InterWest Bancorp, Inc. ...............................        2,325
      100   JeffBanks, Inc. .......................................        2,125
      100   Merchants New York Bancorp.............................        3,475
      210   NBT Bancorp, Inc. .....................................        4,489
      100   National Bancorp of Alaska.............................        2,675
      105   National City Bancshares, Inc. ........................        2,920
      100   National Penn Bancshares, Inc. ........................        2,300
      200   Ocean Financial Corp. .................................        3,150
      210   Old National Bancorp Indiana...........................       10,684
      100   Omega Financial Corp. .................................        3,550
      200   One Valley Bancorp, Inc. ..............................        7,700
      200   Pacific Capital Bancorp................................        5,338
      300   Peoples Bancorp, Inc. .................................        3,168
      200   Premier Bancshares, Inc. ..............................        3,925
      100   Prime Bancorp..........................................        2,755
      100 * Republic Bancshares, Inc. .............................        2,200
      100   Republic Banking Corp. of Florida......................        1,863
      200   Riggs National Corp. ..................................        3,375
      405   Roslyn Bancorp, Inc. ..................................        7,391
      100   S&T Bancorp, Inc. .....................................        2,550
      100   Sandy Spring Bancorp, Inc. ............................        2,843
      100   Shoreline Financial Corp. .............................        2,675
      200 * Silicon Valley Bancshares..............................        3,512
      200 * Southwest Bancorporation of Texas, Inc. ...............        3,375
      200   St. Paul Bancorp, Inc. ................................        4,850
      100   Sterling Bancorp.......................................        2,075
      200   Susquehanna Bancshares, Inc. ..........................        3,700
      200   Texas Regional Bancshares, Class A.....................        5,731
      200   Triangle Bancorp, Inc. ................................        3,250

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      100   Trust Co. of New Jersey................................   $    2,287
      100   TrustCo Bank Corp. NY..................................        2,675
      100   UMB Financial Corp. ...................................        4,155
      300   United Bankshares, Inc. ...............................        8,100
      200   USBANCORP, Inc. .......................................        3,175
      200   UST Corp. .............................................        4,837
      100   Vermont Financial Services Corp. ......................        3,080
      200   Webster Financial Corp. ...............................        6,150
      100   West Coast Bancorp.....................................        1,725
      300   Westamerica Bankcorporation............................       10,013
      200   Western Bancorp........................................        7,187
      200   Whitney Holding Corp. .................................        8,100
                                                                      ----------
                                                                         355,530
                                                                      ----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.37%
      200   Adolph Coors Co., Class B..............................       10,700
      100 * Beringer Wine Estates Holdings, Inc.,
            Class B................................................        3,936
      200 * Boston Beer, Inc., Class A.............................        1,688
      100 * Canandaigua Brands, Inc., Class A......................        5,150
                                                                      ----------
                                                                          21,474
                                                                      ----------
            BROADCASTING - 1.15%
      200   Ackerley Group, Inc. ..................................        3,437
      100 * Adelphia Communications Corp., Class A.................        6,825
      200 * ANTEC Corp. ...........................................        5,425
      100 * CD Radio, Inc. ........................................        2,450
      200 * Century Communications Corp., Class A..................        9,813
      100 * Cox Radio, Inc., Class A...............................        4,874
      100 * Emmis Communications Corp., Class A....................        4,500
      100 * Jones Intercable, Inc. ................................        4,637
      200 * Paxson Communications Corp. ...........................        2,138
      300 * United International Holdings, Inc.,
            Class A ...............................................       17,925
      300 * US Satellite Broadcasting, Inc., Class A...............        5,363
                                                                      ----------
                                                                          67,387
                                                                      ----------
            BUILDING MATERIALS - 0.93%
      300   Apogee Enterprises, Inc. ..............................        3,674
      200 * Comfort Systems USA, Inc. .............................        3,150
      100 * Cooper Companies, Inc. ................................        1,575
      300 * Dal-Tile International, Inc. ..........................        3,375
      100   Elcor Corp. ...........................................        3,863
      400   Fedders USA, Inc. .....................................        2,300
      100   Florida Rock Industries, Inc. .........................        3,437
      100 * Giant Cement Holding, Inc. ............................        2,213
      400   Interface, Inc., Class A...............................        2,825

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BUILDING MATERIALS - Continued
      100   Lone Star Industries, Inc. ............................   $    3,568
      128   Lowe's Companies, Inc. ................................        6,752
      200 * NCI Building Systems, Inc. ............................        4,813
      100 * Nortek, Inc. ..........................................        2,894
      200   Texas Industries, Inc. ................................        6,175
      200   Watsco, Inc. ..........................................        3,925
                                                                      ----------
                                                                          54,539
                                                                      ----------
            CHEMICAL - MAJOR - 0.33%
      200   Albemarle Corp. .......................................        4,400
      100   Borg-Warner Automotive, Inc. ..........................        5,674
      100 * Synetic, Inc. .........................................        9,444
                                                                      ----------
                                                                          19,518
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 1.72%
      300   A. Schulman, Inc. .....................................        5,250
      300 * Agribiotech, Inc. .....................................        2,306
      300 * Airgas, Inc. ..........................................        3,525
      100   Brady Corp. ...........................................        2,587
      200   Cambrex Corp. .........................................        5,125
      200   ChemFirst, Inc. .......................................        4,775
      100   Dexter Corp. ..........................................        4,106
      200   Ethyl Corp. ...........................................        1,025
      200   Ferro Corp. ...........................................        5,537
      300 * Fisher Scientific International., Inc. ................        5,588
      200 * Foamex International, Inc. ............................        1,163
      100   General Chemical Group, Inc. ..........................        1,831
      200   Geon, Co. .............................................        6,125
      300   Georgia Gulf Corp. ....................................        4,781
      100   H.B. Fuller Co. .......................................        6,813
      300   Lawter International, Inc. ............................        3,600
      200   M.A. Hanna Co. ........................................        3,237
      100   MacDermid, Inc. .......................................        4,194
      100   Minerals Technologies, Inc. ...........................        5,400
      200 * Octel Corp. ...........................................        2,800
      200   OM Group, Inc. ........................................        7,275
      300   Procurenet, Inc. ......................................           45
      200   Rollins, Inc. .........................................        3,375
      100   Stepan Co. ............................................        2,525
      100 * The Carbide/Graphite Group, Inc. ......................        1,300
      100 * Thermo Optek Corp. ....................................          875
      100 * VWR Scientific Products Corp. .........................        2,563
      100   WD-40 Co. .............................................        2,675
                                                                      ----------
                                                                         100,401
                                                                      ----------
            CONGLOMERATES - 0.07%
      200   Alexander & Baldwin, Inc. .............................        4,350
                                                                      ----------

--------------------------------------------------------------------------------

 20                                     April 30, 1999 (Unaudited)
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CONSUMER FINANCE - 0.43%
      300 * AmeriCredit Corp. .....................................   $    4,968
      200   Chittenden Corp. ......................................        5,750
      100   Eaton Vance Corp. .....................................        2,281
      400 * IMC Mortgage Co. ......................................           63
      100   Metris Companies, Inc. ................................        6,113
      200   WesBanco, Inc. ........................................        5,725
                                                                      ----------
                                                                          24,900
                                                                      ----------
            CONTAINERS - METAL/GLASS - 0.50%
      300   AptarGroup, Inc. ......................................        8,400
      200   Ball Corp. ............................................       10,987
      300   CLARCOR, Inc. .........................................        5,625
      100   Greif Brothers Corp., Class A..........................        2,538
      100 * Silgan Holdings, Inc. .................................        1,725
                                                                      ----------
                                                                          29,275
                                                                      ----------
            CONTAINERS - PAPER - 0.23%
      100   Chesapeake Corp. ......................................        3,250
      300 * Gaylord Container Corp., Class A.......................        2,513
      200 * Ivex Packaging Corp. ..................................        3,937
      200 * Shorewood Packaging Corp. .............................        3,950
                                                                      ----------
                                                                          13,650
                                                                      ----------
            COSMETICS/TOILETRIES - 0.06%
      200 * Playtex Products, Inc. ................................        3,300
                                                                      ----------
            DRUG - 2.89%
      200 * Agouron Pharmaceuticals, Inc. .........................       11,813
      100 * Algos Pharmaceuticals Corp. ...........................        2,913
      200 * Alkermes, Inc. ........................................        5,350
      200   ALPharma Inc., Class A.................................        5,900
       80 * ALZA Corp. ............................................        2,685
      200 * AmeriSource Health Corp., Class A......................        5,538
       83   Bergen Brunswig Corp., Class A.........................        1,568
      100   Bindley Western Industries, Inc. ......................        3,088
      100   Carter-Wallace, Inc. ..................................        1,756
      100 * Chirex, Inc. ..........................................        2,600
      300 * Columbia Laboratories, Inc. ...........................        2,344
      100 * Coulter Pharmaceutical, Inc. ..........................        2,013
      400 * Covance, Inc. .........................................        8,775
      400 * Dura Pharmaceuticals, Inc. ............................        4,800
      100 * GelTex Pharmaceuticals, Inc. ..........................        1,713
      700 * Gensia, Inc. ..........................................        2,450
      200   Herbalife International, Inc., Class A.................        2,075
      100 * Human Genome Sciences, Inc. ...........................        3,700
      200 * ICOS Corp. ............................................        7,950
      100 * IDEC Pharmaceuticals Corp. ............................        5,075
      100 * Incyte Pharmaceuticals, Inc. ..........................        1,806
      100 * Inhale Therapeutic Systems, Inc. ......................        2,875

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            DRUG - Continued
      600 * IVAX Corp. ............................................   $    7,874
      100   Jones Pharma, Inc. ....................................        3,213
      100 * K-V Pharmaceutical Co., Class B........................        1,550
      100   Life Technologies, Inc. ...............................        3,675
      300 * Ligand Pharmaceuticals, Inc., Class B..................        2,962
      200 * MacroChem Corp. .......................................        1,975
      150 * Medicis Pharmaceutical, Class A........................        3,647
      200 * Millennium Pharmaceuticals, Inc. ......................        7,437
      200   Natures Sunshine Products, Inc. .......................        2,137
      100 * Neurogen Corp. ........................................        1,075
      300 * NeXstar Pharmaceuticals, Inc. .........................        5,193
      200 * Parexel International Corp. ...........................        4,812
      100 * Pathogenesis Corp. ....................................        1,313
      400 * P-Com, Inc. ...........................................        2,338
      100 * Pharmacyclics, Inc. ...................................        1,425
      100 * Roberts Pharmaceutical Corp. ..........................        1,700
      100 * SangStat Medical Corp. ................................        1,450
      100 * Schein Pharmaceutical, Inc. ...........................        1,280
      200 * Sepracor, Inc. ........................................       16,900
      100 * SuperGen, Inc. ........................................        1,356
      200 * Vertex Pharmaceuticals, Inc. ..........................        4,225
      100 * ViroPharma, Inc. ......................................          663
      400 * Vivus, Inc. ...........................................        1,900
                                                                      ----------
                                                                         168,887
                                                                      ----------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 0.14%
      300   CMP Group, Inc. .......................................        5,813
      100   Harmon Industries, Inc. ...............................        2,200
                                                                      ----------
                                                                           8,013
                                                                      ----------
            ELECTRICAL EQUIPMENT - 1.42%
      300 * AMETEK, Inc. ..........................................        6,844
      400 * Amkor Technology, Inc. ................................        3,900
      100 * Amphenol Corp., Class A................................        3,456
      300   Avista Corp. ..........................................        4,500
      200   Belden, Inc. ..........................................        3,850
      100   C&D Technologies, Inc. ................................        2,581
      200 * Cable Design Technologies Corp. .......................        2,975
      300 * Digital Microwave Corp. ...............................        3,825
      100   DT Industries, Inc. ...................................          900
      200 * Encore Wire Corp. .....................................        2,200
      200 * Esterline Technologies Corp. ..........................        2,825
      200   General Cable Corp. ...................................        2,975
      300 * General Semiconductor, Inc. ...........................        2,250
      200 * GenRad, Inc. ..........................................        3,700
      100 * Holophane Corp. .......................................        2,581
      200 * Hutchinson Technology, Inc. ...........................        4,413

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT - Continued
      400 * Intergraph Corp. ......................................   $    2,675
      100   Juno Lighting, Inc. ...................................        2,275
      300 * Kemet Corp. ...........................................        4,630
      200 * Kent Electronics Corp. ................................        1,863
      200 * Littelfuse, Inc. ......................................        4,025
      200 * Mail-Well, Inc. .......................................        2,613
      200 * NeoMagic Corp. ........................................        2,338
      100 * Plexus Corp. ..........................................        3,337
      100 * Triumph Group, Inc. ...................................        2,713
      200 * Vicor Corp. ...........................................        2,813
                                                                      ----------
                                                                          83,057
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 2.60%
      300   BMC Industries, Inc. ..................................        2,681
      200 * C-Cube Microsystems, Inc. .............................        4,525
      300 * Checkpoint Systems, Inc. ..............................        2,944
      200 * Cognex Corp. ..........................................        5,800
      300 * Commscope, Inc. .......................................        7,313
      100   CTS Corp. .............................................        5,337
      200   Daniel Industries, Inc. ...............................        3,288
      200 * Dionex Corp. ..........................................        8,200
      400 * Gentex Corp. ..........................................       12,025
      200 * Gerber Scientific, Inc. ...............................        3,763
      100   Hadco Corp. ...........................................        2,625
      100   Harman International Industries........................        4,594
      300 * Imation Corp. .........................................        5,306
      600 * Integrated Device Technology, Inc. ....................        4,425
      400 * InterDigital Communication Corp. ......................        1,825
      100 * Lattice Semiconductor Corp. ...........................        4,088
      200 * LoJack Corp. ..........................................        1,550
      100 * MagnaTek, Inc. ........................................        1,081
      200 * Marshall Industries....................................        3,225
      200   Methode Electronics, Inc., Class A.....................        2,975
      200 * Metromedia Fiber Network, Inc. ........................       16,849
      300 * Mettler-Toledo International, Inc. ....................        7,837
      200   National Computer Systems, Inc. .......................        5,600
      100 * Performance Food Group Co. ............................        2,650
      300   Pioneer-Standard Electronics, Inc. ....................        2,513
      300 * Read-Rite Corp. .......................................        1,856
      100 * Rogers Corp. ..........................................        2,963
      100 * Sawtek, Inc. ..........................................        3,524
      100 * Semtech Corp. .........................................        3,263
      500 * Sensormatic Electronics Corp. .........................        6,000
      200 * Spectra-Physics Lasers, Inc. ..........................        1,825
      100   Technitrol, Inc. ......................................        2,925
      200 * Thermedics, Inc. ......................................        1,500
      300 * Vishay Intertechnology, Inc. ..........................        5,231
                                                                      ----------
                                                                         152,106
                                                                      ----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     21
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ENTERTAINMENT - 0.85%
      100 * Ascent Entertainment Group, Inc. ......................   $    1,063
      100 * Carmike Cinemas, Inc., Class A.........................        2,156
      200   Dover Downs Entertainment, Inc. .......................        3,337
      200 * Florida Panthers Holdings, Inc. .......................        1,775
      100   Gaylord Entertainment Co. .............................        3,100
      300 * GTECH Holdings Corp. ..................................        7,818
      200 * Hollywood Entertainment Corp. .........................        4,937
      100   International Speedway Corp. ..........................        5,150
      200 * Marvel Enterprises, Inc. ..............................        1,875
      200 * Midway Games, Inc. ....................................        1,713
      200 * Playboy Enterprises, Inc. .............................        6,438
      100 * SFX Entertainment, Inc., Class A.......................        6,175
      300 * Spelling Entertainment Group, Inc. ....................        2,663
      100 * Trans World Entertainment Corp. .......................        1,531
                                                                      ----------
                                                                          49,731
                                                                      ----------
            FERTLIIZERS - 0.02%
      100   Mississippi Chemical Corp. ............................          913
                                                                      ----------
            FINANCE COMPANIES - 0.37%
      400 * Aames Financial Corp. .................................          700
      200   Charter Municipal Mortgage
            Acceptance Co. ........................................        2,575
      200   Doral Financial Corp. .................................        3,525
      100 * First Sierra Financial, Inc. ..........................        2,488
      100   Freedom Securities Corp. ..............................        1,819
      300 * Imperial Credit Industries, Inc. ......................        2,418
      100   Oriental Financial Group, Inc. ........................        2,881
      400   Phoenix Investment Partners, Ltd. .....................        3,950
      200 * UniCapital Corp. ......................................        1,250
                                                                      ----------
                                                                          21,606
                                                                      ----------
            FINANCIAL SERVICES - 0.85%
      100   Advest Group, Inc. ....................................        2,025
      100 * Affiliated Managers Group, Inc. .......................        2,906
      100 * Ameritrade Holding Corp., Class A......................       13,356
      200   Conning Corp. .........................................        3,300
      100   EVEREN Capital Corp. ..................................        2,938
      100 * HealthCare Financial Partners, Inc. ...................        3,375
      100 * International Telecommunication
            Data Systems, Inc. ....................................        1,131
      100   Investment Technology Group, Inc. .....................        3,463
      100   Jefferies Group, Inc. .................................        2,288

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FINANCIAL SERVICES - Continued
      200   Resource America, Inc. ................................   $    2,475
      200   Richmond Count Financial Corp. ........................        3,287
      100   Southwest Securities Group, Inc. ......................        5,294
      100 * The Profit Recovery Group
            International, Inc. ...................................        3,650
                                                                      ----------
                                                                          49,488
                                                                      ----------
            FOODS - 0.98%
      100 * Agribrands International, Inc. ........................        3,500
      100 * American Italian Pasta Co., Class A....................        2,688
      300   Chiquita Brands International, Inc. ...................        3,000
      200   Corn Products International, Inc. .....................        5,775
      300   Earthgrains Co. .......................................        6,355
      200   Imperial Sugar Co. ....................................        1,425
      100   International Multifoods Corp. ........................        2,213
      100   Lance, Inc. ...........................................        1,387
      100   Michael Foods, Inc. ...................................        2,288
      300 * NBTY, Inc. ............................................        1,519
      100 * Omega Protein Corp. ...................................          506
      255 * Ralcorp Holdings, Inc. ................................        4,686
      400   Richfood Holdings, Inc. ...............................        5,000
      300   Smucker, J.M. Co., Class A.............................        6,450
      300   Universal Foods Corp. .................................        6,300
      200 * Vlasic Foods International, Inc. ......................        1,637
      100 * Wild Oats Markets, Inc. ...............................        2,769
                                                                      ----------
                                                                          57,498
                                                                      ----------
            FOOTWEAR - 0.39%
      200   Brown Group, Inc. .....................................        3,263
      300 * Genesco, Inc. .........................................        3,263
      200 * Just For Feet, Inc. ...................................        2,525
      200 * Nine West Group, Inc. .................................        5,700
      400   Stride Rite Corp. .....................................        4,674
      300   Wolverine World Wide, Inc. ............................        3,600
                                                                      ----------
                                                                          23,025
                                                                      ----------
            FREIGHT - 0.44%
      300   Air Express International Corp. .......................        6,562
      100 * Coach USA, Inc. .......................................        2,375
      200   J.B. Hunt Transport Services, Inc. ....................        4,163
      200 * Kirby Corp. ...........................................        3,800
      300   Overseas Shipholding Group, Inc. ......................        3,750
      100 * SEACOR SMIT, Inc. .....................................        5,294
                                                                      ----------
                                                                          25,944
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FUNERAL SERVICES - 0.03%
      100 * Carriage Services, Inc. ...............................   $    1,919
                                                                      ----------
            GOLD MINING - 0.19%
    1,500   Battle Mountain Gold Co. ..............................        4,219
      200 * Getchell Gold Corp. ...................................        6,825
                                                                      ----------
                                                                          11,044
                                                                      ----------
            HARDWARE & TOOLS - 0.05%
      100   Barnes Group, Inc. ....................................        2,106
      100 * Barnett, Inc. .........................................          963
                                                                      ----------
                                                                           3,069
                                                                      ----------
            HEALTHCARE - 2.18%
      100   Alternative Living Services............................        2,225
      200 * American Oncology Resources, Inc. .....................        1,787
      100 * Ameripath, Inc. .......................................          938
      200 * Apria Healthcare Group, Inc. ..........................        3,125
      103   Block Drug Co., Inc., Class A..........................        3,618
      100 * Brookdale Living Communities, Inc. ....................        1,513
      100 * CareMatrix Corp. ......................................        1,713
      100 * Curative Technologies, Inc. ...........................          563
      300 * Genesis Health Ventures, Inc. .........................        2,081
      100 * Hanger Orthopedic Group, Inc. .........................        1,463
      100   Henry Schein, Inc. ....................................        2,619
      200   Hooper Holmes, Inc. ...................................        3,188
      200 * ImClone Systems, Inc. .................................        3,613
      200   Invacare Corp. ........................................        4,625
      600 * Mariner Post-Acute Network, Inc. ......................        2,063
      100 * MAXIMUS, Inc. .........................................        2,600
      100 * Medquist, Inc. ........................................        3,424
      200   Mentor Corp. ..........................................        2,900
      500 * NovaCare, Inc. ........................................          843
      100 * Ocular Sciences, Inc. .................................        3,050
      600 * Oxford Health Plans, Inc. .............................       11,963
      200 * Patterson Dental Co. ..................................        7,212
      100 * Pharmaceutical Product
            Development, Inc. .....................................        2,913
      600 * PhyCor, Inc. ..........................................        3,000
      200 * Physician Reliance Network, Inc. ......................        1,650
      233 * Quintiles Transnational Corp. .........................        9,458
      200 * Renal Care Group, Inc. ................................        4,175
      200 * Respironics, Inc. .....................................        2,824
      200 * Sierra Health Services, Inc. ..........................        2,500
      500 * Sun Healthcare Group, Inc. ............................          750

--------------------------------------------------------------------------------

 22                                     April 30, 1999 (Unaudited)
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HEALTHCARE - Continued
      200 * Sunrise Medical, Inc. .................................   $    1,450
      100 * United Payors & Providers, Inc ........................        1,763
      600 * Vencor, Inc. ..........................................          525
      200 * VISX, Inc. ............................................       25,749
      100   Vital Signs, Inc. .....................................        2,100
      400 * Zila, Inc. ............................................        1,600
                                                                      ----------
                                                                         127,583
                                                                      ----------
            HEAVY DUTY TRUCKS/PARTS - 0.31%
      100   Bandag, Inc. ..........................................        3,187
      100   Detroit Diesel Corp. ..................................        2,288
      200   Federal Signal Corp. ..................................        4,950
      200 * Terex Corp. ...........................................        6,325
      100   Wabash National Corp. .................................        1,569
                                                                      ----------
                                                                          18,319
                                                                      ----------
            HOME BUILDERS - 0.67%
      300   D.R. Horton, Inc. .....................................        5,793
      100 * Del Webb Corp. ........................................        2,313
      200 * Fairfield Communities, Inc. ...........................        2,575
      300   Kaufman & Broad Home Corp. ............................        7,293
      100 * Palm Harbor Homes, Inc. ...............................        2,013
      200   Pulte Corp. ...........................................        4,525
      100   Ryland Group, Inc. ....................................        2,625
      300   Standard Pacific Corp. ................................        4,144
      200 * Toll Brothers, Inc. ...................................        4,275
      100 * U.S. Home Corp. .......................................        3,425
                                                                      ----------
                                                                          38,981
                                                                      ----------
            HOSPITAL MANAGEMENT - 0.35%
      200 * ABR Information Services, Inc. ........................        3,500
      500 * Coventry Health Care, Inc. ............................        4,594
      200 * DVI, Inc. .............................................        2,837
      700 * Medaphis Corp. ........................................        2,450
      300 * Orthodontic Centers of America, Inc. ..................        3,713
      100 * Pediatrix Medical Group, Inc. .........................        1,894
      300   Ventas, Inc. ..........................................        1,350
                                                                      ----------
                                                                          20,338
                                                                      ----------
            HOSPITAL SUPPLIES - 0.75%
      100 * Acuson Corp. ..........................................        1,525
      100   Arrow International, Inc. .............................        2,250
      200   Ballard Medical Products...............................        4,775
      200 * Bio-Technology General Corp. ..........................        1,419
      100 * Coherent, Inc. ........................................        1,488
      100 * CONMED Corp. ..........................................        2,887
      100 * Datascope Corp. .......................................        2,844

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HOSPITAL SUPPLIES - Continued
      100   Diagnostic Products Corp. .............................   $    2,300
      100 * Isis Pharmaceuticals, Inc. ............................        1,044
      200 * MiniMed, Inc. .........................................       12,500
      200   Owens & Minor, Inc. ...................................        1,975
      500 * PSS World Medical, Inc. ...............................        4,874
      100 * Techne Corp. ..........................................        2,744
      200 * Theragenics Corp. .....................................        1,450
                                                                      ----------
                                                                          44,075
                                                                      ----------
            HOUSEHOLD PRODUCTS - 0.34%
      100   Church & Dwight Co., Inc. .............................        4,282
      100   Libbey, Inc. ..........................................        3,006
      200 * Linens 'N Things, Inc. ................................        9,150
      200   Mikasa, Inc. ..........................................        2,275
      200 * The Coleman Company, Inc. .............................        1,450
                                                                      ----------
                                                                          20,163
                                                                      ----------
            HUMAN RESOURCES - 0.50%
      400 * Interim Services, Inc. ................................        6,950
      100 * Labor Ready, Inc. .....................................        3,924
      200 * Metamor Worldwide, Inc. ...............................        3,913
      200   Norrell Corp. .........................................        3,000
      300 * Novacare Employee Services, Inc. ......................        1,547
      300   Olsten Corp. ..........................................        2,025
      300 * Personnel Group of America, Inc. ......................        2,738
      100 * Probusiness Services, Inc. ............................        3,587
      200 * Westaff, Inc. .........................................        1,475
                                                                      ----------
                                                                          29,159
                                                                      ----------
            INFORMATION PROCESSING - 1.83%
      300 * Acxiom Corp. ..........................................        7,575
      300 * American Management Systems, Inc. .....................       10,313
      100 * ChoicePoint, Inc. .....................................        5,937
      300 * CHS Electronics, Inc. .................................        1,519
      100 * Complete Business Solutions, Inc. .....................        2,238
      100 * F.Y.I., Inc. ..........................................        3,100
      200 * Fritz Companies, Inc. .................................        2,025
      150 * International Network Services.........................        5,700
      300 * Lycos, Inc. ...........................................       29,905
      100   M.D.C. Holdings, Inc. .................................        1,963
      100 * Medical Manager Corp. .................................        2,850
      100 * Micrel, Inc. ..........................................        5,888
      200 * Paymentech, Inc. ......................................        4,775
      200 * Safeguard Scientifics, Inc. ...........................       16,200
      100 * Sipex Corp. ...........................................        1,400
      700 * Sybase, Inc. ..........................................        5,425
                                                                      ----------
                                                                         106,813
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 0.85%
      200 * Alydaar Software Corp. ................................   $      825
      100 * Aspect Development, Inc. ..............................        1,094
      200 * AXENT Technologies, Inc. ..............................        1,875
      135 * BMC Software, Inc. ....................................        5,813
      200 * Cerner Corp. ..........................................        3,400
      100 * Clarify, Inc. .........................................        2,350
      157 * Epicor Software Corp. .................................        1,120
      300 * Harbinger Corp. .......................................        3,281
      200 * HNC Software, Inc. ....................................        4,300
    1,000 * Informix Corp. ........................................        7,250
      100 * Micromuse, Inc. .......................................        3,444
      100 * New Era of Networks, Inc. .............................        3,756
      200 * Peregrine Systems, Inc. ...............................        4,500
      200 * Quadramed Corp. .......................................        1,937
      100   Software AG Systems, Inc. .............................          825
      100 * SS&C Technologies, Inc. ...............................        1,438
      100 * Visio Corp. ...........................................        2,700
                                                                      ----------
                                                                          49,908
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 0.84%
      300 * Artesyn Technologies, Inc .............................        5,400
      300 * Electronics for Imaging, Inc. .........................       14,194
     j300 * Jabil Circuit, Inc. ...................................       13,969
      500 * Komag, Inc. ...........................................        1,875
      200 * MEMC Electronic Materials, Inc. .......................        1,200
      800 * Merisel, Inc. .........................................        1,275
      300 * Micron Electronics, Inc. ..............................        3,055
      200   OEA, Inc. .............................................        1,963
      100 * Rambus, Inc. ..........................................        6,013
                                                                      ----------
                                                                          48,944
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 2.05%
       45   Automatic Data Processing, Inc. .......................        2,003
      300 * Checkfree Holdings Corp. ..............................       14,400
      200 * CMGI, Inc. ............................................       50,912
      200 * Computer Horizons Corp. ...............................        2,825
      200   Computer Task Group, Inc. .............................        3,725
      100 * Cotelligent, Inc. .....................................        1,168
      200 * Datastream Systems, Inc. ..............................        1,687
      100   Factset Research Systems, Inc. ........................        4,663
      200 * Mastech Corp. .........................................        2,937
      100 * META Group, Inc. ......................................          913
      200   National Data Corp. ...................................        9,225
      100 * Nichols Research Corp. ................................        2,113
      100 * Pomeroy Computer Resources, Inc. ......................        1,413

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     23
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - Continued
      300 * Presstek, Inc. ........................................   $    2,213
      500 * Rationale Software Corp. ..............................       14,812
      200 * Security Dynamics Technologies, Inc. ..................        4,350
      100 * SPR, Inc. .............................................          525
                                                                      ----------
                                                                         119,884
                                                                      ----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 0.73%
      200 * 3DFX Interactive, Inc. ................................        3,475
      100 * BroadVision, Inc. .....................................        5,806
      100 * Imrglobal Corp. .......................................        1,725
      200 * Infoseek Corp. ........................................       10,213
      200 * Macromedia, Inc. ......................................        8,288
      100 * Mindspring Enterprises, Inc. ..........................        9,693
      200 * Open Market, Inc. .....................................        2,700
      200 * QAD, Inc. .............................................          775
                                                                      ----------
                                                                          42,675
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 3.91%
      100 * ADAC Laboratories......................................          725
      200   Analysts International Corp. ..........................        2,600
      200 * Anixter Internationall, Inc. ..........................        3,150
      200 * Aspen Technology, Inc. ................................        1,713
      200 * Avant! Corp. ..........................................        2,700
      100 * BARRA, Inc. ...........................................        1,956
      300 * Bea Systems, Inc. .....................................        4,538
      200 * Bell & Howell Co. .....................................        6,688
      200 * Black Box Corp. .......................................        6,850
      100 * CCC Information Services Group, Inc. ..................        1,300
      400 * CSG Systems International, Inc. .......................       15,449
      300 * Data General Corp. ....................................        3,506
      100 * Data Transmission Network Corp. .......................        2,113
      200 * Davox Corp. ...........................................        1,700
      300 * Diamond Multimedia Systems, Inc. ......................        1,397
      100 * Documentum, Inc. ......................................        1,563
      300 * FileNet Corp. .........................................        2,569
      300 * GT Interactive Software Corp. .........................        1,050
      300 * HMT Technology Corp. ..................................          863
      200 * Hyperion Solutions Corp. ..............................        3,025
      100 * IDX Systems Corp. .....................................        1,625
      300 * Information Resources, Inc. ...........................        2,325

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            DATA SERVICES - Continued
      500 * Inprise Corp. .........................................   $    2,016
      100 * INSpire Insurance Solutions, Inc. .....................        2,175
      200 * Integrated Systems, Inc. ..............................        2,725
      100   Jack Henry & Associates, Inc. .........................        3,300
      200 * JDA Software Group, Inc. ..............................        1,588
      100 * Learning Tree International, Inc. .....................          975
      200 * Legato Systems, Inc. ..................................        8,087
      200 * Mapics, Inc. ..........................................        1,119
      300 * Mentor Graphics Corp. .................................        3,638
      200 * Mercury Interactive Corp. .............................        5,637
      200 * MICROS Systems, Inc. ..................................        5,900
      100 * National Instruments Corp. ............................        3,400
      400 * Network Appliance, Inc. ...............................       20,124
      500 * NOVA Corp. ............................................       13,000
      400 * Oak Technology, Inc. ..................................        1,188
      100 * Paxar Corp. ...........................................          894
      100 * Progress Software Corp. ...............................        2,275
      300 * PsiNet, Inc. ..........................................       15,150
      300 * S3, Inc. ..............................................        2,156
      200 * Sandisk Corp. .........................................        4,050
      200 * Sequent Computer Systems, Inc. ........................        2,188
      200 * SMART Modular Technologies, Inc. ......................        2,675
      200 * Splash Technology Holdings, Inc. ......................        1,875
      300 * Structural Dynamics Research Corp. ....................        5,831
      100 * Sykes Enterprises, Inc. ...............................        2,050
      300 * Symantec Corp. ........................................        5,962
      300 * System Software Associates, Inc.. .....................          563
      300 * Systems & Computer Technology Corp. ...................        4,125
      300 * Technology Solutions Co. ..............................        2,381
      100 * The BISYS Group, Inc. .................................        5,075
      200 * Transaction Systems Architects, Inc., Class A..........        6,487
      200 * Viasoft, Inc. .........................................          863
      100 * Volt Information Sciences, Inc. .......................        1,750
      300 * Wang Laboratories, Inc. ...............................        7,518
      200 * Wind River Systems, Inc. ..............................        3,000
      200 * Xircom, Inc. ..........................................        4,500
      100 * Zebra Technologies Corp., Class A......................        3,324
                                                                      ----------
                                                                         228,969
                                                                      ----------
            INFORMATION PROCESSING -
            NETWORKING - 1.21%
       50 * Apex PC Solutions, Inc. ...............................          831
      100 * Concentric Network Corp. ..............................        8,350
      100 * Earthlink Network, Inc. ...............................        6,894

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            NETWORKING - Continued
      100 * Excite, Inc. ..........................................   $   14,600
      100 * Hypercom Corp. ........................................          650
      300 * Picturetel Corp. ......................................        2,475
      200 * PMC-Sierra, Inc. ......................................       19,175
      200 * Remedy Corp. ..........................................        3,500
      400 * USWeb Corp. ...........................................        8,975
      200 * Visual Networking, Inc. ...............................        5,613
                                                                      ----------
                                                                          71,063
                                                                      ----------
            INSURANCE - CASUALTY - 0.74%
      200 * Acceptance Insurance Co., Inc. ........................        2,813
      100   Capitol Transamerica Corp. ............................        1,513
      200   Commerce Group, Inc. ..................................        4,550
      100   E.W. Blanch Holdings, Inc. ............................        5,887
      100 * FPIC Insurance Group, Inc. ............................        4,500
      300   Frontier Insurance Group, Inc. ........................        4,144
      200   HCC Insurance Holdings, Inc. ..........................        4,225
      200 * Highlands Insurance Group, Inc. .......................        2,200
      100   Philadelphia Cons. Holdings Co. .......................        2,467
      100   RLI Corp. .............................................        3,181
      100   Selective Insurance Group, Inc. .......................        1,938
      200   State Auto Financial Corp. ............................        2,025
      100   United Fire & Casualty Co. ............................        2,650
      200   Vesta Insurance Group, Inc. ...........................        1,013
                                                                      ----------
                                                                          43,106
                                                                      ----------
            INSURANCE - LIFE - 0.55%
      200   American Heritage Life Investment Corp. ...............        4,638
      100   Arm Financial Group, Inc., Class A.....................        1,388
      200   Life USA Holding, Inc. ................................        2,000
      100   Presidential Life Corp. ...............................        1,794
      300   Reinsurance Group of America, Inc. ....................       12,824
      100   The Guarantee Life Companies, Inc. ....................        2,000
      200 * UICI...................................................        4,900
      400 * United Companies Financial Corp. ......................           72
      100   W. R. Berkley Corp. ...................................        2,750
                                                                      ----------
                                                                          32,366
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 0.98%
      200 * Amerin Corp. ..........................................        4,688
      100   Arthur J. Gallaher & Co. ..............................        4,750
      100   Brown & Brown, Inc. ...................................        3,268
      200   Capital Re Corp. ......................................        3,913

--------------------------------------------------------------------------------

 24                                     April 30, 1999 (Unaudited)
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INSURANCE - MISCELLANEOUS - Continued
      100   Chicago Title Corp. ...................................   $    3,906
      100   CMAC Investment Corp. .................................        4,588
      100   Crawford & Co., Class B................................        1,169
      110   Fidelity National Financial, Inc. .....................        2,008
      100   Foremost Corp. of America..............................        2,080
      100   Harleysville Group, Inc. ..............................        1,863
      200   HSB Group, Inc. .......................................        7,575
      100   Liberty Corp. .........................................        5,175
      400 * Mid Atlantic Medical Services, Inc. ...................        3,650
      100   MMI Companies, Inc. ...................................        1,550
      100   SCPIE Holdings, Inc. ..................................        2,400
      200   Zenith National Insurance Corp. .......................        4,750
                                                                      ----------
                                                                          57,333
                                                                      ----------
            INSURANCE - MULTILINE - 0.48%
      100   Alfa Corp. ............................................        1,688
      200   AmerUs Life Holdings, Inc. ............................        4,475
      200   Argonaut Group, Inc. ..................................        5,000
      200   CNA Surety Corp. ......................................        2,700
      102 * Delphi Financial Group, Inc., Class A..................        3,175
      200   FBL Financial Group, Inc., Class A.....................        3,975
      100   LandAmerica Financial Group, Inc. .....................        2,800
      100   Meadowbrook Insurance Group, Inc. .....................        1,356
      110 * Medical Assurance, Inc. ...............................        3,025
                                                                      ----------
                                                                          28,194
                                                                      ----------
            LEISURE TIME - 0.97%
      400 * Acclaim Entertainment, Inc. ...........................        2,600
      100 * Action Performance Co., Inc. ..........................        3,387
      200 * American Skiing Co. ...................................        1,025
      200 * Bally Total Fitness Holding Corp. .....................        4,850
      200 * Dollar Thrifty Automotive Group, Inc. .................        3,725
      200 * Family Golf Centers, Inc. .............................        1,438
      100 * Handleman Co. .........................................        1,406
      200   Polaris Industries, Inc. ..............................        7,538
      400 * Premier Parks, Inc. ...................................       13,824
      100 * Scotts Co. Class A.....................................        4,113
      100 * Speedway Motorsports, Inc. ............................        4,337
      300 * Sunterra Corp. ........................................        3,225
      200 * Vail Resorts, Inc. ....................................        3,875
      100 * Vistana, Inc. .........................................        1,488
                                                                      ----------
                                                                          56,831
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            LODGING - 0.49%
      300 * Choice Hotels International, Inc. .....................   $    4,688
      500 * Extended Stay America, Inc. ...........................        5,250
      300 * Host Marriott Services Corp. ..........................        2,137
      100   Marcus Corp. ..........................................        1,244
      300   Meristar Hospitality Corp. ............................        6,900
      400 * Prime Hospitality Corp. ...............................        4,875
      200 * Red Roof Inns, Inc. ...................................        3,300
                                                                      ----------
                                                                          28,394
                                                                      ----------
            MACHINE - CONTRACT - 0.08%
      200 * Rental Service Corp. ..................................        4,513
                                                                      ----------
            MACHINE TOOLS - 0.51%
      100 * Chase Industries, Inc. ................................          931
      200 * Gilead Sciences, Inc. .................................        9,213
      200   Milacron, Inc. ........................................        4,600
      100   OmniQuip International, Inc. ..........................        1,263
      200 * PRI Automation, Inc. ..................................        4,963
      200   Roper Industries, Inc. ................................        5,700
      100   The L.S. Starrett Co. .................................        2,880
                                                                      ----------
                                                                          29,550
                                                                      ----------
            MACHINERY - AGRICULTURE - 0.08%
      200   Allied Products Corp. .................................        1,100
      100   Toro Co. ..............................................        3,481
                                                                      ----------
                                                                           4,581
                                                                      ----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.83%
      100 * Astec Inds, Inc. ......................................        3,875
      100   Blount, Inc., Class A..................................        2,788
      100 * Calpine Corp. .........................................        4,262
      100 * CDI Corp. .............................................        2,656
      200   Columbus McKinnon Corp. ...............................        4,200
      200   Foster Wheeler Corp. ..................................        2,700
      100   Granite Construction, Inc. ............................        2,855
      200 * Insituform Technologies, Inc., Class A.................        3,813
      200 * Jacobs Engineering Group, Inc. ........................        7,888
      200   Kaman Corp., Class A...................................        2,625
      300 * Morrison Knudsen Corp. ................................        3,263
      200   Sauer, Inc. ...........................................        1,900
      200 * United Rentals, Inc. ..................................        5,963
                                                                      ----------
                                                                          48,788
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MACHINERY - INDUSTRIAL/SPECIALTY - 2.26%
      200   AAR Corp. .............................................   $    3,800
      204 * Albany International Corp., Class A....................        4,946
      200   Applied Industrial Technologies, Inc. .................        2,975
      200   Applied Power, Inc., Class A...........................        6,313
      300   Baldor Electric Co. ...................................        5,794
      100   Briggs & Stratton Corp. ...............................        6,594
      200   Burlington Coat Factory Warehouse Corp. ...............        3,088
      200   Chart Industries, Inc. ................................        1,987
      300   Flowserve Corp. .......................................        5,588
      100   Graco, Inc. ...........................................        3,150
      200   Helix Technology Corp. ................................        3,531
      100   Hughes Supply, Inc. ...................................        2,325
      200   IDEX Corp. ............................................        5,338
      200 * Ionics, Inc. ..........................................        6,825
      300 * ITEQ, Inc. ............................................          506
      300   JLG Industries, Inc. ..................................        4,819
      100 * Kulicke & Soffa Industries, Inc. ......................        2,288
      200   Lilly Industries, Inc., Class A........................        3,500
      400   Lincoln Electric Holdings, Inc. .......................        8,250
      100   Lufkin Industries, Inc. ...............................        1,781
      300   Newport News Shipbuilding, Inc. .......................        7,855
      100 * Oak Industries, Inc. ..................................        4,175
      200   Regal-Beloit Corp. ....................................        4,325
      100 * SPS Technologies, Inc. ................................        4,362
      200   Stewart & Stevenson Services, Inc. ....................        2,050
      150 * Stillwater Mining Co. .................................        4,247
      100   Tecumseh Products Co., Class A.........................        6,113
      200 * The DII Group, Inc. ...................................        6,200
      150   The Manitowoc Co., Inc. ...............................        5,719
      200   Watts Industries, Inc., Class A........................        3,075
      100 * Zoltek Companies, Inc. ................................          694
                                                                      ----------
                                                                         132,213
                                                                      ----------
            MEDICAL TECHNOLOGY - 1.28%
      100 * Affymetrix, Inc. ......................................        4,088
      100 * Aviron.................................................        1,888
      200 * Biomatrix, Inc. .......................................        6,588
      300 * Cell Genesys, Inc. ....................................        1,500
      200 * Dendrite International, Inc. ..........................        5,175
      100 * Haemonetics Corp. .....................................        1,569
      200 * Idexx Laboratories, Inc. ..............................        4,525
      300 * Liposome, Inc. ........................................        3,750

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     25
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MEDICAL TECHNOLOGY - Continued
      100 * Maxxim Medical, Inc. ..................................   $    1,593
      100 * OEC Medical Systems, Inc. .............................        2,368
      100 * On Assignment, Inc. ...................................        3,031
      200 * Organogenesis, Inc. ...................................        2,287
      200 * Protein Design Labs, Inc. .............................        3,087
      300 * Quest Diagnostics, Inc. ...............................        6,863
      100 * Res-Care, Inc. ........................................        1,850
      100 * ResMed, Inc. ..........................................        2,644
      100 * Sabratek Corp. ........................................        1,631
      200 * Scios Nova, Inc. ......................................          775
      100 * Serologicals Corp. ....................................          750
      200 * Thermo Cardiosystems, Inc. ............................        1,463
      100 * ThermoTrex Corp. ......................................          838
      100 * Transkaryotic Therapies, Inc. .........................        3,100
      100 * Trex Medical Corp. ....................................          494
      300 * US Bioscience, Inc. ...................................        3,225
      100 * Ventana Medical Systems, Inc. .........................        2,437
      100 * West Pharmaceutical Services, Inc. ....................        3,306
      100 * Xomed Surgical Products, Inc. .........................        4,163
                                                                      ----------
                                                                          74,988
                                                                      ----------
            MERCHANDISE - DRUG - 0.76%
      100 * Duane Reade, Inc. .....................................        2,681
      200 * Express Scripts, Inc., Class A.........................       14,725
      200   Longs Drug Stores Corp. ...............................        6,875
      300 * Medimmune, Inc. .......................................       16,537
      500 * Perrigo Co. ...........................................        3,813
                                                                      ----------
                                                                          44,631
                                                                      ----------
            MERCHANDISE - SPECIALTY - 2.16%
      100 * Ames Department Stores, Inc. ..........................        3,494
      200 * APAC TeleServices, Inc. ...............................          650
      200 * Avid Technology, Inc. .................................        3,250
      300   Caseys General Stores, Inc. ...........................        3,975
      100   Cash America International, Inc. ......................        1,275
      200 * Central Garden & Pet Co. ..............................        2,800
      400 * Charming Shoppes, Inc. ................................        1,550
      200 * Copart, Inc. ..........................................        3,624
      800 * Corporate Express, Inc. ...............................        4,000
      100 * Daisytek International Corp. ..........................        1,675
      200 * Department 56, Inc. ...................................        5,413
      200 * Franklin Covey Co. ....................................        1,938
      200 * French Fragrances, Inc. ...............................        1,513

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - Continued
      300   Hancock Fabrics, Inc. .................................   $    1,893
      100   Hancock Holding Co. ...................................        4,450
    1,000 * Hanover Direct, Inc. ..................................        2,813
      256 * Inacom Corp. ..........................................        2,480
      200   Jostens, Inc. .........................................        4,288
      100 * Keystone Automotive Industries, Inc. ..................        1,500
      100 * Knoll, Inc. ...........................................        2,400
      200 * Michaels Stores, Inc. .................................        4,525
      200 * Micro Warehouse, Inc. .................................        3,388
      900 * Petsmart, Inc. ........................................        8,380
      300   Price Enterprises, Inc. ...............................        1,744
      100 * Rent-Way, Inc. ........................................        2,724
      100   Russ Berrie and Co., Inc. .............................        2,713
      200 * Seitel, Inc. ..........................................        3,475
      300   Sotheby's Holdings, Inc., Class A......................       12,787
      300 * Spiegel, Inc., Class A.................................        2,250
      200   Sturm, Ruger & Co., Inc. ..............................        2,125
      400 * Sunglass Hut International, Inc. ......................        5,050
      200 * The Finish Line, Inc. .................................        3,013
      200 * Twinlab Corp. .........................................        1,700
      200 * U.S.A. Floral Products, Inc. ..........................        1,363
      300 * United Stationers, Inc. ...............................        5,118
      200 * West Marine, Inc. .....................................        1,950
      100 * Wilmar Industries, Inc. ...............................        1,213
      200 * Zale Corp. ............................................        7,562
                                                                      ----------
                                                                         126,061
                                                                      ----------
            MERCHANDISING - DEPARTMENT - 0.07%
      100 * Maxim Group, Inc. .....................................          806
      300 * Stein Mart, Inc. ......................................        3,000
                                                                      ----------
                                                                           3,806
                                                                      ----------
            MERCHANDISING - FOOD - 0.41%
      200 * CEC Entertainment, Inc. ...............................        7,500
      400   Fleming Companies, Inc. ...............................        3,500
      100   Great Atlantic & Pacific Tea Co., Inc. ................        3,075
      300   Ruddick Corp. .........................................        5,306
      200 * Smithfield Foods, Inc. ................................        4,725
                                                                      ----------
                                                                          24,106
                                                                      ----------
            MERCHANDISING - MASS - 0.24%
      200   Global Directmail Corp. ...............................        3,050
      150 * Insight Enterprises, Inc. .............................        4,050
      200 * ShopKo Stores, Inc. ...................................        6,863
                                                                      ----------
                                                                          13,963
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - ALUMINUM - 0.27%
      200 * ACX Technologies, Inc. ................................   $    2,288
      200   Century Aluminum Co. ..................................        1,600
      200   IMCO Recycling, Inc. ..................................        3,400
      400 * Kaiser Aluminum Corp. .................................        3,125
      200   Tredegar Industries, Inc. .............................        5,337
                                                                      ----------
                                                                          15,750
                                                                      ----------
            METALS - COPPER - 0.09%
      300   ASARCO, Inc. ..........................................        5,513
                                                                      ----------
            METALS - MISCELLANEOUS - 0.37%
      100   A.M. Castle & Co. .....................................        1,475
      200   Brush Wellman, Inc. ...................................        3,013
      100   Commercial Metals Co. .................................        2,356
      200   Precision Castparts Corp. .............................        8,550
      100 * RTI International Metals, Inc. ........................        1,331
      300 * Steel Dynamics, Inc. ..................................        5,063
                                                                      ----------
                                                                          21,788
                                                                      ----------
            METALS - STEEL - 0.98%
      300   AK Steel Holding Corp. ................................        7,800
      800 * Armco, Inc. ...........................................        4,100
      700 * Bethlehem Steel Corp. .................................        6,388
      100   Carpenter Technology Corp. ............................        3,131
      200 * Citation Corp. ........................................        2,374
      100   Cleveland-Cliffs, Inc. ................................        3,981
      200   Intermet Corp. ........................................        2,950
      500   LTV Corp. .............................................        3,188
      300 * Mueller Industries, Inc. ..............................        9,450
      300   National Steel Corp., Class B..........................        2,813
      200   Ryerson Tull, Inc. ....................................        4,537
      100   Schnitzer Steel Industries, Inc. ......................        1,431
      200   Valmont Industries, Inc. ..............................        3,350
      200 * WHX Corp. .............................................        1,688
                                                                      ----------
                                                                          57,181
                                                                      ----------
            MISCELLANEOUS - 2.56%
      100 * Abacus Direct Corp. ...................................        7,400
      100   Advance Paradigm, Inc. ................................        5,250
      300   AMCOL International Corp. .............................        3,674
      100 * AMERCO, Inc. ..........................................        2,250
      200   Arch Coal, Inc. .......................................        2,425
      200 * Associated Group, Inc., Class A........................       11,400
      118   BB&T Corp. ............................................        4,713

--------------------------------------------------------------------------------

 26                                     April 30, 1999 (Unaudited)
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MISCELLANEOUS - Continued
      300 * Billing Concepts Corp. ................................   $    3,713
      300 * Brightpoint, Inc. .....................................        1,846
      200 * Building One Services Corp. ...........................        3,050
      200   C. H. Robinson Worldwide, Inc. ........................        5,988
      200   Cabot Industrial Trust.................................        4,075
      200 * Capital Senior Living Corp. ...........................        1,975
      200 * Caribiner International, Inc. .........................        1,313
      300 * Catalytica, Inc. ......................................        4,106
      100   Central Parking Corp. .................................        3,169
      300 * Century Business Services, Inc. .......................        3,600
      100 * Championship Auto Racing Teams, Inc. ..................        3,081
      200 * Coinmach Laundry Corp. ................................        2,450
      200 * Computer Learning Centers, Inc. .......................          900
      200 * Hvide Marine, Inc., Class A............................          525
      100 * Integrated Electrical Services, Inc. ..................        1,719
      100 * Iron Mountain, Inc. ...................................        2,781
       50 * Lakes Gaming, Inc. ....................................          481
      100 * Lason, Inc. ...........................................        3,956
      100   Matthews International Corp., Class A..................        2,663
      100 * MemberWorks, Inc. .....................................        4,375
      100 * Metzler Group, Inc. ...................................        2,788
      300 * Musicland Stores Corp. ................................        3,262
      200 * Prepaid Legal Services, Inc. ..........................        5,700
      100 * Preview Travel, Inc. ..................................        2,600
      200 * Rayovac Corp. .........................................        5,400
      150   Regis Corp. ...........................................        3,844
      200 * Romac International, Inc. .............................        2,250
      200 * Scott Technologies, Inc. ..............................        3,713
      200 * Sola International, Inc. ..............................        2,975
      200 * Veritas DGC, Inc. .....................................        4,050
      200 * Veterinary Centers of America, Inc. ...................        2,625
      100 * Wesley Jessen VisionCare, Inc. ........................        3,063
      200 * West Teleservices Corp. ...............................        1,686
      200 * Westell Technologies, Inc., Class A....................        1,263
      100   Westinghouse Air Brake Co. ............................        2,231
      200 * Whittman-Hart, Inc. ...................................        5,650
      100   Woodward Governor Co. .................................        2,475
      100 * World Access, Inc. ....................................        1,200
                                                                      ----------
                                                                         149,653
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MOBILE HOMES - 0.40%
      300 * Champion Enterprises, Inc. ............................   $    5,569
      100   Coachmen Industries, Inc. .............................        1,888
      100   McGrath Rentcorp ......................................        1,900
      150 * Monaco Coach Corp. ....................................        4,162
      300   Oakwood Homes Corp. ...................................        4,163
      100   Skyline Corp. .........................................        2,931
      100   Thor Industries, Inc. .................................        3,025
                                                                      ----------
                                                                          23,638
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 0.78%
      300   Atmos Energy Corp. ....................................        7,575
      100   Eastern Enterprises ...................................        3,594
      200 * Hanover Compressor Co. ................................        5,738
      200   Laclede Gas Co. .......................................        4,037
      100   New Jersey Resources Corp. ............................        3,688
      105 * Southern Union Co. ....................................        2,336
      300   Southwest Gas Corp. ...................................        8,569
      300   UGI Corp. .............................................        5,156
      200   WICOR, Inc. ...........................................        4,725
                                                                      ----------
                                                                          45,418
                                                                      ----------
            OIL - INTEGRATED DOMESTIC - 0.20%
      200   Belco Oil and Gas Corp. ...............................        1,525
      200   Cross Timbers Oil Co. .................................        2,187
      500 * Santa Fe Energy Resources, Inc. .......................        4,500
      300 * Tesoro Petroleum Corp. ................................        3,394
                                                                      ----------
                                                                          11,606
                                                                      ----------
            OIL - INTEGRATED INTERNATIONAL - 0.01%
        4   Chevron Corp. .........................................          399
                                                                      ----------
            OIL - SERVICE - PRODUCTS - 0.47%
      200 * Barrett Resources Corp. ...............................        6,075
      100 * Drill Quip, Inc. ......................................        2,438
      200 * Lone Star Technologies, Inc. ..........................        3,437
      200 * Maverick Tube Corp. ...................................        2,025
      300 * Ocean Energy, Inc. ....................................        2,794
      400 * Pride International, Inc. .............................        4,675
      200   SEMCO Energy, Inc. ....................................        3,000
      200 * TransMontaigne, Inc. ..................................        2,850
                                                                      ----------
                                                                          27,294
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL - SERVICES - 0.50%
      100 * Friede Goldman International, Inc. ....................   $    1,869
      300 * Horizon Offshore, Inc. ................................        2,138
      200 * Key Energy Services, Inc. .............................          688
      300 * Marine Drilling Companies, Inc. .......................        5,155
      300   Mascotech, Inc. .......................................        5,213
      100 * Oceaneering International, Inc ........................        1,650
      200 * Offshore Logistics, Inc. ..............................        2,475
      100 * OMNI Energy Services Corp. ............................          450
      300 * Superior Energy Services, Inc. ........................        1,537
      400 * Tuboscope, Inc. .......................................        5,450
      200 * Unova, Inc. ...........................................        2,713
                                                                      ----------
                                                                          29,338
                                                                      ----------
            OIL/GAS PRODUCERS - 1.40%
      100 * Atwood Oceanics, Inc. .................................        3,487
      300 * Benton Oil and Gas Co. ................................        1,256
      200   Cabot Oil & Gas Corp., Class A.........................        3,500
      200   Devon Energy Corp. ....................................        6,650
      333 * EEX Corp. .............................................        2,167
      300   Equitable Resources, Inc. .............................        7,950
      200 * Forcenergy, Inc. ......................................          244
      300 * Forest Oil Corp. ......................................        3,000
      300 * Frontier Oil Corp. ....................................        1,613
      700 * Harken Energy Corp. ...................................        1,575
      300   Helmerich & Payne, Inc. ...............................        7,724
      100   Holly Corp. ...........................................        1,406
      200 * HS Resources, Inc. ....................................        2,125
      300 * Input/Output, Inc. ....................................        2,175
      300   KCS Energy, Inc. ......................................          413
      200 * Louis Dreyfus Natural Gas Corp. .......................        3,825
      300 * Newfield Exploration Co. ..............................        8,063
      100 * Nuevo Energy Co. ......................................        1,587
      300 * Patterson Energy, Inc. ................................        2,419
      100   Penn Virginia Corp. ...................................        1,975
      200   Pogo Producing Co. ....................................        3,837
      200   Snyder Oil Corp. ......................................        3,638
      100   St. Mary Land & Exploration Co. .......................        1,925
      100 * Stone Energy Corp. ....................................        3,394
      200 * Tom Brown, Inc. .......................................        2,987
      300   Vintage Petroleum, Inc. ...............................        3,225
                                                                      ----------
                                                                          82,160
                                                                      ----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     27
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS - 0.94%
      200 * Boise Cascade Office Products Corp. ...................   $    2,475
      100 * Buckeye Technologies, Inc. ............................        1,450
      200   Caraustar Industries, Inc. ............................        5,100
      100 * Day Runner, Inc. ......................................        1,250
      200   Longview Fibre Co. ....................................        2,600
      200   P. H. Glatfelter Co. ..................................        2,563
      200   Potlatch Corp. ........................................        8,287
      200   Rayonier, Inc. ........................................        9,125
      200   Schweitzer-Mauduit, Inc. ..............................        3,313
      200   Standard Register Co. .................................        6,100
      200 * Thermo Fibertek, Inc. .................................        1,425
      600   Unisource Worldwide, Inc. .............................        4,875
      400   Wausau-Mosinee Paper Corp. ............................        6,600
                                                                      ----------
                                                                          55,163
                                                                      ----------
            PHOTOGRAPHY - 0.09%
      100 * Photronics, Inc. ......................................        2,394
      200 * Ultratech Stepper, Inc. ...............................        2,775
                                                                      ----------
                                                                           5,169
                                                                      ----------
            POLLUTION CONTROL - 0.43%
    1,500 * Aqua Alliance, Inc. ...................................        3,188
      400   Calgon Carbon Corp. ...................................        2,325
      200   Dames & Moore, Inc. ...................................        2,350
      500 * Newpark Resources, Inc. ...............................        4,594
      125 * Safety-Kleen Corp. ....................................        1,984
      200 * Superior Services, Inc. ...............................        3,675
      300 * Tetra Tech, Inc. ......................................        7,256
                                                                      ----------
                                                                          25,372
                                                                      ----------
            PUBLISHING - NEWS - 0.45%
      400   Hollinger International, Inc. .........................        5,625
      300   Lee Enterprises, Inc. .................................        8,587
      200   Media General, Inc., Class A...........................       10,400
      200 * Network Equipment Technologies, Inc. ..................        1,538
                                                                      ----------
                                                                          26,150
                                                                      ----------
            PUBLISHING/PRINTING - 1.30%
      200   American Business Products, Inc. ......................        3,062
      100   Banta Corp. ...........................................        2,131
      100 * Big Flower Holdings, Inc. .............................        3,563
      300   Bowne & Co., Inc. .....................................        5,625
      100 * Consolidated Graphics, Inc. ...........................        4,263

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PUBLISHING/PRINTING - Continued
      100   Houghton Mifflin Co. ..................................   $    4,463
      300   John H. Harland Co. ...................................        4,969
      200   John Wiley & Sons, Inc., Class A.......................        8,087
      100   New England Business Service, Inc. ....................        2,731
      100 * Scholastic Corp. ......................................        4,727
      100 * Scientific Games Holdings Corp. .......................        1,600
      200   The McClatchy Co., Class A.............................        7,175
      200 * Valassis Communications, Inc. .........................       11,200
      200   Wallace Computer Services, Inc. .......................        4,613
      300 * World Color Press, Inc. ...............................        7,669
                                                                      ----------
                                                                          75,878
                                                                      ----------
            RAILROAD - 0.19%
      100   Florida East Coast Industries, Inc. ...................        3,188
      150 * Motivepower Industries, Inc. ..........................        2,559
      300 * Wisconsin Central Transportation Corp. ................        5,541
                                                                      ----------
                                                                          11,288
                                                                      ----------
            REAL ESTATE - 0.65%
      300   Brandywine Realty Trust................................        5,662
      200   Cousins Properties, Inc. ..............................        6,950
      200   Entertainment Properties Trust.........................        3,675
      200   Forest City Enterprises, Inc., Class A.................        4,937
      200   LNR Property Corp. ....................................        3,925
      200   Republic Bancorp, Inc. ................................        2,538
      200   SL Green Realty Corp. .................................        3,975
      100   Tejon Ranch Co. .......................................        2,263
      200   Tower Realty Trust, Inc. ..............................        4,100
                                                                      ----------
                                                                          38,025
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 6.36%
      200   American Health Properties, Inc. ......................        3,963
      200   Amli Residential Properties Trust......................        4,363
      100   Bedford Property Investors, Inc. ......................        1,719
      100   Berkshire Reality Co., Inc. ...........................        1,150
      200   Boykin Lodging Co. ....................................        3,063
      100   Bradley Real Estate, Inc. .............................        1,994
      300   BRE Properties, Inc., Class A..........................        7,463
      100   Burnham Pacific Properties, Inc. ......................        1,150
      200   Camden Property Trust..................................        5,400
      600 * Capstead Mortgage Corp. ...............................        3,488
      200   CBL & Associates Properties, Inc. .....................        4,913
      200   CenterPoint Properties Corp. ..........................        7,188

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      200   Charles E. Smith Residential Realty, Inc. .............   $    6,500
      100   Chateau Communities, Inc. .............................        2,906
      100   Chelsea GCA Realty, Inc. ..............................        3,294
      300   Colonial Properties Trust..............................        8,213
      100   Commercial Net Lease Realty............................        1,256
      100   Cornerstone Realty Income Trust, Inc. .................          994
      300   Developers Diversified Realty Corp. ...................        4,744
      500 * Dynex Capital, Inc. ...................................        1,469
      200   EastGroup Properties, Inc. ............................        3,613
      400   Equity Inns, Inc. .....................................        3,675
      100   Essex Property Trust, Inc. ............................        3,156
      200   Federal Realty Investment Trust........................        4,775
      400   Felcor Lodging Trust, Inc. ............................        9,575
      200   First Industrial Realty Trust, Inc. ...................        5,375
      400 * First Union Real Estate Investments....................        1,650
      300   Franchise Finance Corp. ...............................        6,956
      200   Gables Residential Trust...............................        4,763
      300   General Growth Properties, Inc. .......................       11,044
      300   Glenborough Realty Trust, Inc. ........................        5,155
      300   Glimcher Realty Trust..................................        5,081
      100   Golf Trust of America, Inc. ...........................        2,219
      200   Great Lakes REIT, Inc. ................................        3,088
      200   Health Care Property Investors, Inc. ..................        6,150
      300   Health Care REIT, Inc. ................................        7,050
      200   Healthcare Realty Trust, Inc. .........................        4,363
      100   Home Properties of New York, Inc. .....................        2,588
      200   Hospitality Properties Trust...........................        5,763
      300   Impac Mortgage Holdings, Inc. .........................        1,650
      300   Imperial Credit Commercial
            Mortgage Investment Corp. .............................        2,944
      100   Innkeepers USA Trust...................................        1,031
      100   Irvine Apartment Communities, Inc. ....................        3,350
      100   JDN Realty Corp. ......................................        2,213
      100 * Jones Lang Lasalle, Inc. ..............................        2,669
      200   JP Reality, Inc. ......................................        4,013
      200   Kilroy Reality Corp. ..................................        4,713
      300   Koger Equity, Inc. ....................................        4,406
      300   LASER Mortgage Management, Inc. .......................        1,631
      300   Lexington Corporate Properties Trust...................        3,431
      100   LTC Properties, Inc. ..................................        1,344
      100   Macerich Co. ..........................................        2,556
      200   Manufactured Home Communities, Inc. ...................        5,063
      100   MGI Properties, Inc. ..................................        2,763

--------------------------------------------------------------------------------

 28                                     April 30, 1999 (Unaudited)
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      100   Mid-America Apartment Communities, Inc. ...............   $    2,381
      100   National Health Investors, Inc. .......................        2,513
      300   Nationwide Health Properties, Inc. ....................        6,094
      700   New Plan Excel Realty Trust............................       12,994
      100   Omega Healthcare Investors, Inc. ......................        2,638
      100   Parkway Properties, Inc. ..............................        2,900
      100   Pennsylvania Real Estate Investment Trust..............        2,063
      200   Prentiss Properties Trust..............................        4,325
      500   Prime Retail, Inc. ....................................        4,312
      600   Prison Realty Corp. ...................................       11,700
      330   ProLogis Trust.........................................        6,929
      200   PS Business Parks, Inc. ...............................        4,675
      300   Realty Income Corp. ...................................        7,012
      200   Reckson Associates Realty Corp. .......................        4,500
      100   Redwood Trust, Inc. ...................................        1,680
      300   RFS Hotel Investors, Inc. .............................        4,237
      300 * Security Capital Group.................................        4,537
      200   Shurgard Storage Centers, Inc., Class A................        5,387
      200   Storage USA, Inc. .....................................        6,424
      300   Summit Properties, Inc. ...............................        5,474
      100   Sun Communities, Inc. .................................        3,500
      400   Sunstone Hotel Investors, Inc. ........................        3,675
      100   Taubman Centers, Inc. .................................        1,355
      200 * Trammell Crow Co. .....................................        3,600
      200   TriNet Corporate Realty Trust, Inc. ...................        5,487
      200   U.S. Restaurant Properties, Inc. ......................        4,012
      800   United Dominion Realty Trust, Inc. ....................        8,700
      100   Urban Shopping Centers, Inc. ..........................        3,200
      200   Walden Residential Properties, Inc. ...................        3,825
      100   Washington Real Estate Investment Trust................        1,693
      100   Weeks Corp. ...........................................        3,106
      200   Weingarten Realty Investors............................        8,287
      200   Western Investment Real Estate Trust...................        2,288
      100   Westfield America, Inc. ...............................        1,581
                                                                      ----------
                                                                         372,130
                                                                      ----------
            RESTAURANTS - 1.05%
      200   Applebees International, Inc. .........................        5,163
      200   Bob Evans Farms, Inc. .................................        3,662
      200 * Buffets, Inc. .........................................        2,000
      200 * Cheesecake Factory.....................................        5,600
      250 * Consolidated Products, Inc. ...........................        4,516

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            RESTAURANTS - Continued
      200 * Foodmaker, Inc. .......................................   $    4,825
      400 * Lone Star Steakhouse & Saloon, Inc. ...................        4,350
      300   Luby's, Inc. ..........................................        5,025
      100 * Papa Johns International, Inc. ........................        4,018
      400 * Planet Hollywood International, Inc. ..................          375
      300 * Rainforest Cafe, Inc. .................................        1,650
      300   Ruby Tuesday, Inc. ....................................        5,475
      400 * Ryan's Family Steak Houses, Inc. ......................        4,950
      200 * Sbarro, Inc. ..........................................        5,237
      100 * Sonic Corp. ...........................................        2,813
      300   TCBY Enterprises, Inc. ................................        2,044
                                                                      ----------
                                                                          61,703
                                                                      ----------
            SAVINGS & LOAN - 0.93%
      100   Andover Bancorp........................................        3,074
      200   Bay View Capital Corp. ................................        3,563
      100   Dime Community Bancshares..............................        2,250
      200   Downey Financial Corp. ................................        4,000
      100   F&M Bancorp............................................        3,250
      300   First Sentinel Bancorp, Inc. ..........................        2,287
      200   First Washington Bancorp, Inc. ........................        4,025
      200 * FirstFed Financial Corp. ..............................        3,463
      200   Haven Bancorp, Inc. ...................................        2,687
      300   MAF Bancorp, Inc. .....................................        6,675
      210   Provident Bankshares Corp. ............................        5,224
      200   Queens County Bancorp, Inc. ...........................        7,025
      200   Staten Island Bancorp, Inc. ...........................        3,613
      300 * Wilshire Financial Services Group, Inc. ...............          113
      200   WSFS Financial Corp. ..................................        3,125
                                                                      ----------
                                                                          54,374
                                                                      ----------
            SCHOOLS - 0.38%
      400 * DeVry, Inc. ...........................................       10,550
      200 * Education Management Corp. ............................        3,988
      100 * ITT Educational Services, Inc. ........................        2,456
      200 * Sylvan Learning Systems, Inc. .........................        5,025
                                                                      ----------
                                                                          22,019
                                                                      ----------
            SECURITIES RELATED - 1.65%
      100   Dain Rauscher Corp. ...................................        4,287
      700 * E*Trade Group, Inc. ...................................       80,850
      200   Enhance Financial Services Group, Inc. ................        4,138
      100 * Hambrecht & Quist Group................................        3,525

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SECURITIES RELATED - Continued
      100   Morgan Keegan, Inc. ...................................   $    1,675
      100   Pioneer Group, Inc. ...................................        1,863
                                                                      ----------
                                                                          96,338
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 0.67%
      500 * Aspec Technology, Inc. ................................          438
      100 * ATMI, Inc. ............................................        2,300
      300 * LAM Research Corp. ....................................        9,450
      300 * Microchip Technology, Inc. ............................       10,500
      200 * Novellus Systems, Inc. ................................        9,450
      100 * QLogic Corp. ..........................................        6,993
                                                                      ----------
                                                                          39,131
                                                                      ----------
            SEMICONDUCTORS - 1.63%
      100 * Applied Micro Circuits Corp. ..........................        5,330
      200 * Burr Brown Corp. ......................................        5,300
      500 * Cirrus Logic, Inc. ....................................        3,531
      100   Cohu, Inc. ............................................        2,850
      100 * Credence Systems Corp. ................................        2,569
      200 * Cymer, Inc. ...........................................        3,650
      500 * Cypress Semiconductor Corp. ...........................        5,125
      200   Dallas Semiconductor Corp. ............................        8,500
      200 * DSP Communications, Inc. ..............................        5,450
      200 * Electroglas, Inc. .....................................        2,738
      100 * Etec Systems, Inc. ....................................        3,088
      200 * FSI International, Inc. ...............................        1,388
      300 * International Rectifier Corp. .........................        2,925
      100 * Kopin Corp. ...........................................        1,888
      300 * Level One Communications, Inc. ........................       15,412
      200 * MRV Communications, Inc. ..............................        2,000
      100 * SDL, Inc. .............................................       10,924
      200 * Silicon Valley Group, Inc. ............................        2,650
      100 * Siliconix, Inc. .......................................        2,625
      200 * Unitrode Corp. ........................................        3,538
      200 * VLSI Technology, Inc. .................................        3,775
                                                                      ----------
                                                                          95,256
                                                                      ----------
            TELECOMMUNICATIONS - 3.82%
      200   ABM Industries, Inc. ..................................        6,075
      100 * Adtran, Inc. ..........................................        1,738
      200 * Aerial Communications, Inc. ...........................        1,600
      600 * American Tower Corp., Class A..........................       12,713
      200 * Anicom, Inc. ..........................................        1,775

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     29
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - Continued
      400 * Aspect Telecommunications Co. .........................   $    3,188
      300 * CellNet Data Systems, Inc. ............................        2,325
      200 * CellStar Corp. ........................................        1,475
      100 * Cellular Communications of
            Puerto Rico, Inc. .....................................        2,375
      200 * CommNet Cellular, Inc. ................................        4,200
      150 * Dycom Industries, Inc. ................................        6,853
      300 * E. Spire Communication, Inc. ..........................        3,750
      200 * Electric Lightwave, Inc. ..............................        2,800
      100 * Geotel Communications Corp. ...........................        5,624
      300 * Glenayre Technologies, Inc. ...........................          994
      300 * ICG Communications, Inc. ..............................        6,619
      200 * IDT Corp. .............................................        5,700
      100   Inter-Tel, Inc. .......................................        1,388
      400 * ITC/\DeltaCom, Inc. ...................................       10,000
      200 * IXC Communications, Inc. ..............................        7,925
      200 * LCC International, Inc. ...............................          925
      100 * MasTec, Inc. ..........................................        2,600
      200 * MGC Communications, Inc. ..............................        6,800
      300 * MMC Networks, Inc. ....................................        7,369
      300 * NTL, Inc. .............................................       22,874
      200 * Omnipoint Corp. .......................................        3,550
      400 * PageMart Wireless, Inc., Class A.......................        1,825
      500 * Pairgain Technologies, Inc. ...........................        6,406
      100 * Plantronics, Inc. .....................................        6,750
      300 * Premier Technologies, Inc. ............................        4,463
      200 * Premisys Communications, Inc. .........................        1,700
      200 * Primus Telecommunications Group, Inc. .................        3,338
      200 * RCN Corp. .............................................        9,725
      400 * Skytel Communications, Inc. ...........................        6,850
      200 * SmarTalk Teleservices, Inc. ...........................           15
      200 * Talk.com, Inc. ........................................        2,400
      200 * Tekelec ...............................................        1,806
      100 * Transaction Network Services, Inc. ....................        2,675
      100 * US LEC Corp. ..........................................        2,313
      200 * Vanguard Cellular Systems, Inc., Class A...............        4,562
      500 * Western Wireless Corp., Class A........................       20,531
      300 * WinStar Communications, Inc. ..........................       14,587
                                                                      ----------
                                                                         223,181
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TEXTILE - PRODUCTS - 0.34%
      300 * Burlington Industries, Inc. ...........................   $    2,438
      200 * Dan River, Inc. .......................................        1,950
      100   G & K Services, Inc., Class A..........................        4,675
      100   Guilford Mills, Inc. ..................................          950
      200 * Quaker Fabric Corp. ...................................        1,150
      200   Russell Corp. .........................................        4,425
      300   Wellman, Inc. .........................................        4,293
                                                                      ----------
                                                                          19,881
                                                                      ----------
            TOBACCO - 0.16%
      400   DIMON, Inc. ...........................................        1,750
      300   Universal Corp. .......................................        7,631
                                                                      ----------
                                                                           9,381
                                                                      ----------
            TRUCKERS - 0.66%
      200 * American Freightways Corp. ............................        3,438
      200   Arnold Industries, Inc. ...............................        3,174
      100 * Dispatch Management Services Corp. ....................          309
      200 * Heartland Express, Inc. ...............................        2,788
      100 * Landstar System, Inc. .................................        3,893
      100 * M.S. Carriers, Inc. ...................................        3,188
      400   Rollins Truck Leasing Corp. ...........................        4,150
      150 * Swift Transportation Co., Inc. ........................        2,756
      100   USFreightways Corp. ...................................        3,750
      125   Varlen Corp. ..........................................        3,500
      100   Werner Enterprises, Inc. ..............................        1,925
      100 * Xtra Corp. ............................................        4,138
      100 * Yellow Corp. ..........................................        1,775
                                                                      ----------
                                                                          38,784
                                                                      ----------
            UTILITIES - COMMUNICATION - 0.28%
      300   Aliant Communications, Inc. ...........................       13,275
      100 * Alpine Group, Inc. ....................................        1,388
      100   PXRE Corp. ............................................        1,900
                                                                      ----------
                                                                          16,563
                                                                      ----------
            UTILITIES - ELECTRIC - 1.75%
      200   Black Hills Corp. .....................................        4,525
      200   Cleco Corp. ...........................................        6,175
      200   Commonwealth Energy System Co. ........................        8,112
      100   Eastern Utilities Associates...........................        2,863
      500 * El Paso Electric Co. ..................................        4,000
      200   Empire District Electric Co. ..........................        4,388

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
      300   Hawaiian Electric Industries, Inc. ....................   $   10,668
      200   Idacorp, Inc. .........................................        6,300
      100   Indiana Energy, Inc. ..................................        2,137
      400   Minnesota Power, Inc. .................................        8,425
      300   Nevada Power Co. ......................................        7,744
      100   Northwestern Corp. ....................................        2,587
      100   Otter Tail Power Co. ..................................        3,825
      400   Public Service Co. of New Mexico.......................        7,150
      300   Rochester Gas & Electric Corp. ........................        7,650
      100   SIGCORP, Inc. .........................................        2,881
      200 * UniSource Energy Corp. ................................        2,163
      100   United Illuminating Co. ...............................        3,938
      300   Washington Gas Light Co. ..............................        7,069
                                                                      ----------
                                                                         102,600
                                                                      ----------
            UTILITIES - GAS, DISTRIBUTION - 0.59%
      300   AGL Resources, Inc. ...................................        5,456
      300   Energen Corp. .........................................        5,175
      200   Northwest Natural Gas Co. .............................        4,513
      200   NUI Corp. .............................................        4,337
      200   Piedmont Natural Gas Co., Inc. ........................        6,375
      200   Public Service Co. of North Carolina, Inc. ............        5,663
      100   Yankee Energy Systems, Inc. ...........................        2,769
                                                                      ----------
                                                                          34,288
                                                                      ----------
            UTILITIES - GAS, PIPELINE - 0.28%
      100   North Carolina Natural Gas Corp. ......................        3,125
      200   ONEOK, Inc. ...........................................        5,588
      200   Peoples Energy Corp. ..................................        7,475
                                                                      ----------
                                                                          16,188
                                                                      ----------
            UTILITIES - MISCELLANEOUS - 0.56%
      200   Central Hudson Gas & Electric Corp. ...................        7,425
      100 * Group Maintenance America Corp. .......................        1,338
      300   MDU Resources Group, Inc. .............................        6,394
      200   Sierra Pacific Resources...............................        7,124
      400 * Walter Industries, Inc. ...............................        4,550
      200   WPS Resources Corp. ...................................        5,988
                                                                      ----------
                                                                          32,819
                                                                      ----------
            WATER SERVICES - 0.18%
      100   California Water Service Group.........................        2,294
      100   Philadelphia Suburban Corp. ...........................        2,256
      300   United Water Resources, Inc. ..........................        6,244
                                                                      ----------
                                                                          10,794
                                                                      ----------

--------------------------------------------------------------------------------

 30                                     April 30, 1999 (Unaudited)
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                              MARKET
 OF SHARES                                                            VALUE

-------------------------------------------------------------------------------
           COMMON STOCKS
           (Cost $4,951,966).....................................   $5,411,155
                                                                    ----------
           RIGHTS - 0.00%
      160  First Union Real Estate Investments,
           Rights expiring 05/12/99..............................           20
                                                                    ----------
           TOTAL RIGHTS
           (Cost $0).............................................           20
                                                                    ----------

    PAR
   VALUE
 ---------
           UNITED STATES GOVERNMENT -
           SHORT TERM - 7.84%
           GOVERNMENT SPONSORED - 7.42%
 $434,000  Federal Home Loan Bank
           4.80% due 05/03/99....................................      434,000
                                                                    ----------
           U. S. TREASURY BILLS - 0.42%
   25,000  United States Treasury Bills
           4.17% due 06/10/99....................................       24,768
                                                                    ----------
           TOTAL UNITED STATES GOVERNMENT -
           SHORT TERM
           (Cost $458,768).......................................      458,768
                                                                    ----------
           TOTAL INVESTMENTS
           (Cost $5,410,734) - 100.36%...........................    5,869,943
           Other assets less liabilities,
           net - (0.36%).........................................      (20,789)
                                                                    ----------
           NET ASSETS (equivalent to $11.17 per share on 255,147
           Class A shares and $11.16 per share on 268,727 Class B
           shares outstanding) - 100.00%.........................   $5,849,154
                                                                    ----------
           * Non-income producing


                                                            UNREALIZED
 CONTRACTS                                                 APPRECIATION
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED(1)
1(2) (Delivery month/Value at 04/30/99)
       Russell 2000 Index Futures
       (June/$433.05)...................................   $    8,025
                                                           ----------

(1) U.S. Treasury Bills with a market value of approximately $25,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 500.

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited authorized shares, 523,874 shares outstanding............ $    5,239
Additional paid in capital.........................................  5,249,809
Undistributed net realized gain on securities......................    127,266
Undistributed net investment income................................       (394)
Unrealized appreciation of:
 Investments.............................................. $459,209
 Futures contracts........................................    8,025    467,234
                                                           -------- ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $5,849,154
                                                                    ----------


-------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,849,841 divided by 255,147 shares)....................... $    11.17
                                                                    ----------
Offering price per Class A share
(100/94.25 of $11.17)*............................................. $    11.85
                                                                    ----------
Net asset value and offering price per Class B
share ($2,999,313 divided by 268,727 shares)**..................... $    11.16
                                                                    ----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                31
            SMALL CAP INDEX FUND - FINANCIAL STATEMENTS (Unaudited) STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends........................................................ $ 38,594
Interest.........................................................    5,792
                                                                  --------
 Total investment income.........................................   44,386
                                                                  --------
EXPENSES:
Advisory fees....................................................    7,351
Transfer agent fees..............................................    7,282
Custodian fees...................................................    3,689
Distribution fees:
 Class A.........................................................    3,258
 Class B.........................................................   13,223
Registration and filing fees.....................................   16,180
Audit fees and tax services......................................    1,849
Accounting services..............................................      792
Trustees' fees and expenses......................................      823
Report to shareholders...........................................      145
Miscellaneous....................................................      198
                                                                  --------
 Total expenses..................................................   54,790
 Expense reimbursement (see Note 3)..............................  (23,009)
                                                                  --------
 Net expenses....................................................   31,781
                                                                  --------
NET INVESTMENT INCOME............................................   12,605
                                                                  --------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities:
 Investments............................................ $111,156
 Futures contracts......................................   16,110  127,266
                                                         --------
Net unrealized appreciation of securities during the period:
 Investments............................................  459,209
 Futures contracts......................................    8,025  467,234
                                                         -------- --------
  Net realized and unrealized gain on securities during the
  period.........................................................  594,500
                                                                  --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................. $607,105
                                                                  --------

STATEMENT OF CHANGES IN NET ASSETS

                                              For the six     For the period
                                              months ended    October 7, 1998
                                             April 30, 1999 to October 31, 1998
                                             ----------------------------------
OPERATIONS:
Net investment income......................    $   12,605         $    -
Net realized gain on securities............       127,266              -
Net unrealized appreciation of securities
during the period..........................       467,234              -
                                               -------------------------------
 Increase in net assets resulting from
 operations................................       607,105              -
                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A...................................       (12,184)             -
 Class B...................................          (815)             -
                                               -------------------------------
  Total distributions to shareholders from
  net investment income....................       (12,999)             -
                                               -------------------------------
Net realized gain on securities
 Class A...................................             -              -
 Class B...................................             -              -
                                               -------------------------------
  Total distributions to shareholders
  from net realized gain on securities.....             -              -
                                               -------------------------------
Decrease in net assets resulting from
distributions to shareholders..............       (12,999)             -
                                               -------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A...................................     2,553,886          2,500
 Class B...................................     2,696,162          2,500
                                               -------------------------------
Total increase in net assets resulting from
share transactions.........................     5,250,048          5,000
                                               -------------------------------
TOTAL INCREASE IN NET ASSETS...............     5,844,154          5,000

NET ASSETS:
 Beginning of year.........................         5,000              -
                                               -------------------------------
 End of period (including undistributed net
 investment income of ($394) and $0).......    $5,849,154         $5,000

                                               -------------------------------
--------------------------------------------------------------------------------

 CHANGE IN SHARES                         Class A                                   Class B
 OUTSTANDING               ----------------------------------------- -----------------------------------------
                              For the six         For the period        For the six         For the period
                              months ended      October 7, 1998 to      months ended      October 7, 1998 to
                             April 30, 1999      October 31, 1998      April 30, 1999      October 31, 1998
                           -------------------  -------------------- -------------------  --------------------
                           Shares     Amount     Shares    Amount    Shares     Amount     Shares    Amount
                           -------------------  -------------------- -------------------  --------------------
 Shares sold.............  253,881  $2,542,541    250     $2,500     269,029 $2,701,897      250  $   2,500
 Shares issued for
 distributions
 reinvested..............    1,100      12,184      -          -          74        815        -          -
 Shares repurchased......      (84)       (839)     -          -        (626)    (6,550)       -          -
                           -------------------  -------------------- -------------------  --------------------
 Increase in shares
 outstanding.............  254,897   2,553,886    250      2,500     268,477  2,696,162      250      2,500
 Shares outstanding:
 Beginning of period.....      250       2,500      -          -         250      2,500        -          -
                           -------------------  -------------------- -------------------  --------------------
 End of period...........  255,147  $2,556,386    250     $2,500     268,727 $2,698,662      250     $2,500
                           -------------------  -------------------- -------------------  --------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 32                                     April 30, 1999 (Unaudited)
              INTERNATIONAL GROWTH FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           COMMON STOCK - 93.45%

           AEROSPACE/DEFENSE - 1.01%
    3,800  Celesius AB, Class B....................................   $   58,598
                                                                      ----------
           AIRLINES - 1.79%
    3,400  KLM-KONIN Luchtvaart MIJ NV.............................      103,230
                                                                      ----------
           APPAREL & PRODUCTS - 1.35%
      597  Christian Dior..........................................       78,188
                                                                      ----------
           AUTO - CARS - 2.12%
    2,927  Renault, S.A. ..........................................      122,744
                                                                      ----------
           BANKS - OTHER - 2.38%
    1,700  Bank Austria AG.........................................      105,586
    8,300  Christiania Bank OG Kreditk.............................       31,909
                                                                      ----------
                                                                         137,495
                                                                      ----------
           BANKS - REGIONAL - 3.62%
    1,300  Banco Pastor, S.A. .....................................       68,598
   15,500  DAO Heng Bank Group, Ltd. ..............................       62,994
    2,300  Sydbank A/S.............................................       77,584
                                                                      ----------
                                                                         209,176
                                                                      ----------
           BROADCASTING - 1.32%
    1,620  Prosieben Media AG......................................       76,264
                                                                      ----------
           CHEMICAL - MISCELLANEOUS - 2.89%
    3,700  Akzo Nobel..............................................      167,333
                                                                      ----------
           CONGLOMERATES - 7.50%
   29,100  Fomento Economico Mexicano UBD..........................      106,217
    2,600  Huhtamaki I.............................................       93,518
    3,057  Lagardere S.C.A. .......................................      121,210
   46,000  LI & Fung...............................................      112,763
                                                                      ----------
                                                                         433,708
                                                                      ----------
           CONSUMER FINANCE - 2.46%
    1,900  Acom Co. ...............................................      142,536
                                                                      ----------
           DRUGS - 3.00%
       46  Novartis AG.............................................       67,409
        9  Roche Holdings AG.......................................      105,958
                                                                      ----------
                                                                         173,367
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           ELECTRICAL EQUIPMENT - 6.49%
       55  Daetwyler Holding AG....................................   $   88,430
    1,200  Koninklijke Philips Electronic..........................      103,463
   11,700  Powergen 1998, Plc. ....................................      127,532
      600  Sony Corp. .............................................       56,076
                                                                      ----------
                                                                         375,501
                                                                      ----------
           FINANCIAL SERVICES - 4.35%
   17,300  Amvescap, Plc. .........................................      182,872
    1,000  Unidanmark A/S, Class A.................................       68,745
                                                                      ----------
                                                                         251,617
                                                                      ----------
           FOODS - 4.71%
      230  Barry Callebaut AG......................................       37,282
      864  Casino Guichard Perrach.................................       52,739
    3,000  Companhia de Brasileira - ADR...........................       52,313
   23,400  Somerfield, Plc. .......................................      129,977
                                                                      ----------
                                                                         272,311
                                                                      ----------
           HOSPITAL SUPPLIES - 0.79%
    3,100  Brocacef Holding, NV. ..................................       45,585
                                                                      ----------
           INFORMATION PROCESSING -
           BUSINESS SOFTWARE - 1.21%
   10,200  Forsoft, Ltd. ..........................................       70,125
                                                                      ----------
           INFORMATION PROCESSING -
           COMPUTER HARDWARE SYSTEMS - 2.62%
    2,000  TDK Corp. ..............................................      151,379
                                                                      ----------
           INSURANCE - MISCELLANEOUS - 2.56%
    8,700  ESG RE Ltd. ............................................      147,900
                                                                      ----------
           INSURANCE - MULTILINE - 1.76%
      788  AXA.....................................................      101,869
                                                                      ----------
           MACHINERY - CONSTRUCTION &
           CONTRACTS - 1.47%
   30,000  Industrias CH, S.A., Series B...........................       84,718
                                                                      ----------
           MERCHANDISE - DRUG - 1.73%
    2,001  Scor....................................................       99,916
                                                                      ----------
           MERCHANDISING - FOOD - 2.15%
   84,000  Dairy Farm International................................      124,320
                                                                      ----------
           METALS - ALUMINUM - 1.50%
    2,044  Pechiney S.A., Class A..................................       86,494
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - STEEL - 2.17%
    8,100   Usinor SA..............................................   $  125,450
                                                                      ----------
            OIL - SERVICE - PRODUCTS - 0.86%
    3,500   Petroleo Brasileiro S.A. ..............................       49,875
                                                                      ----------
            PAPER/FOREST PRODUCTS - 2.64%
   17,800   Metsa Serla, Class B...................................      152,528
                                                                      ----------
            PHOTOGRAPHY - 2.62%
    4,000   Fuji Photo Film Co. ...................................      151,211
                                                                      ----------
            PUBLISHING - NEWS - 3.15%
   23,300   News Corp, Ltd. .......................................      182,058
                                                                      ----------
            REAL ESTATE - 0.06%
    3,000   Wheelock & Company, Ltd. ..............................        3,484
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 2.36%
   15,000   Cheung Kong............................................      136,439
                                                                      ----------
            TELECOMMUNICATIONS - 10.92%
    3,700   ECI Telecommunications.................................      136,438
    3,800   Ericsson LMTEL Co. - ADR, Series B.....................      102,600
    4,800   Hellenic Telecommun....................................      111,506
    1,700   KPN NV (Koninklijke)...................................       71,038
   12,400 * Telenorte Leste Partic - ADR...........................      210,025
                                                                      ----------
                                                                         631,607
                                                                      ----------
            UTILITIES - COMMUNICATION - 6.90%
       16   DDI Corp. .............................................       79,528
   19,000   Telecom Italia, SpA....................................      202,408
    2,500   Telefonica S.A. .......................................      117,295
                                                                      ----------
                                                                         399,231
                                                                      ----------
            UTILITIES - ELECTRIC - 0.99%
   17,500   Hong Kong Electric Holdings............................       57,148
                                                                      ----------
            TOTAL COMMON STOCK
            (Cost $5,173,972)......................................    5,403,405
                                                                      ----------
            RIGHTS - 0.03%
    1,800   Telefonica, S.A., expiring 5/20/99.....................        1,676
                                                                      ----------
            TOTAL RIGHTS
            (Cost $0)..............................................        1,676
                                                                      ----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     33
         INTERNATIONAL GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED

   PAR                                                                MARKET
  VALUE                                                               VALUE

-------------------------------------------------------------------------------
          UNITED STATES GOVERNMENT -
          SHORT TERM - 8.30%

          GOVERNMENT SPONSORED - 8.30%
 $480,000 Federal Home Loan Bank,
          4.80% due 05/03/99.....................................   $  479,872
                                                                    ----------
          TOTAL UNITED STATES GOVERNMENT -
          SHORT TERM
          (Cost $479,872)........................................      479,872
                                                                    ----------
          TOTAL INVESTMENT
          (Cost $5,653,844) - 101.78%............................    5,884,953
          Other assets less liabilities,
          net - (1.78)%..........................................     (102,803)
                                                                    ----------
          NET ASSETS (equivalent to $10.67 per share for 132,836
          Class A shares; $10.61 per share for 159,452 Class B
          shares; $10.67 per share for 125,210 Class I shares and
          $10.69 per share for 125,000 Class II shares outstand-
          ing) - 100.00%.........................................   $5,782,150
                                                                    ----------
          *Non-income producing





-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized; 542,498 shares outstanding.......  $     5,425
Additional paid in capital....................................    5,425,011
Undistributed net realized gain on securities
and foreign currency transactions.............................       96,484
Undistributed net investment income...........................       24,198
Unrealized appreciation (depreciation) of:
 Investments........................................ $ 231,109
 Foreign currency translation.......................       (77)     231,032
                                                     ---------  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.........................................  $ 5,782,150
                                                                -----------

--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,417,753 divided by 132,836 shares)......................  $     10.67
                                                                    -----------
Offering price per Class A share
(100/94.25 of $10.67)*............................................  $     11.32
                                                                    -----------
Net asset value and offering price per Class B
share ($1,691,954 divided by 159,452 shares)**....................  $     10.61
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($1,336,047 divided by
125,210 shares)...................................................  $     10.67
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($1,336,396 divided by
125,000 shares)...................................................  $     10.69
                                                                    -----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 34
          INTERNATIONAL GROWTH FUND - FINANCIAL STATEMENTS (Unaudited) STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $4,337)................  $ 50,327
Interest............................................................    15,276
                                                                      --------
 Total investment income............................................    65,603
                                                                      --------
EXPENSES:
Advisory fees.......................................................    22,859
Transfer agent fees.................................................     7,017
Custodian fees......................................................     3,576
Distribution fees:
 Class A............................................................     1,582
 Class B............................................................     6,647
Administrative service fee, Class I.................................     1,553
Registration and filing fees........................................    26,115
Audit fees and tax services.........................................     1,788
Accounting services.................................................       766
Trustees' fees and expenses.........................................       796
Report to shareholders..............................................       144
Miscellaneous.......................................................       194
                                                                      --------
 Total expenses.....................................................    73,037
 Expense reimbursement (see Note 3).................................   (33,764)
                                                                      --------
 Net expenses.......................................................    39,273
                                                                      --------
NET INVESTMENT INCOME...............................................    26,330
                                                                      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
CURRENCIES:
Net realized gain (loss) on securities:
 Investments............................................... $155,825
 Foreign currency transactions.............................  (59,341)   96,484
                                                            --------
Net unrealized appreciation (depreciation) during the period:
 Investments...............................................  231,109
 Foreign currency translation..............................      (77)  231,032
                                                            --------  --------
  Net realized and unrealized gain on securities and
  foreign currencies during the period..............................   327,516
                                                                      --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................  $353,846
                                                                      --------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the six     For the period
                                               months ended  October 7, 1998 to
                                              April 30, 1999  October 31, 1998
                                              ----------------------------------
OPERATIONS:
Net investment income.......................    $   26,330         $    -
Net realized gain on investments and foreign
currencies..................................        96,484              -
Net unrealized appreciation of investments
and
foreign currencies during the period........       231,032              -
                                                -------------------------------
 Increase in net assets resulting from
 operations.................................       353,846              -
                                                -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................          (352)             -
 Class B....................................             -              -
 Class I....................................          (616)             -
 Class II...................................        (1,164)             -
                                                -------------------------------
  Total distributions to shareholders from
  net investment income.....................        (2,132)             -
                                                -------------------------------
Net realized gain on securities
 Class A....................................             -              -
 Class B....................................             -              -
 Class I....................................             -              -
 Class II...................................             -              -
                                                -------------------------------
  Total distributions to shareholders
  from net realized gain on securities......             -              -
                                                -------------------------------
Decrease in net assets resulting from
distributions to shareholders...............        (2,132)             -
                                                -------------------------------
Net increase in net assets resulting from
share transactions
 Class A....................................     1,329,727            912
 Class B....................................     1,596,513            912
 Class I....................................     1,250,295            913
 Class II...................................     1,250,251            913
                                                -------------------------------
Total increase in net assets resulting from
share transactions..........................     5,426,786          3,650
                                                -------------------------------
TOTAL INCREASE IN NET ASSETS................     5,778,500          3,650

NET ASSETS:
 Beginning of year..........................         3,650              -
                                                -------------------------------
 End of period (including undistributed net
 investment income of $24,198 and $0).......    $5,782,150         $3,650

                                                -------------------------------
--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       -----------------------------------------  -----------------------------------------
                      For the six         For the period         For the six         For the period
                      months ended      October 7, 1998 to       months ended      October 7, 1998 to
                     April 30, 1999      October 31, 1998       April 30, 1999      October 31, 1998
                   -------------------  --------------------  -------------------  --------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------  --------------------  -------------------  --------------------
 Shares sold.....  135,504  $1,357,171    91      $     912   159,831  $1,601,284     91     $     912
 Shares issued
 for distributions
 reinvested......       35         352     -              -         0           -      -             -
 Shares
 repurchased.....   (2,794)    (27,796)    -              -      (470)     (4,771)     -             -
                   -------------------  --------------------  -------------------  --------------------
 Increase in
 shares
 outstanding.....  132,745   1,329,727    91            912   159,361   1,596,513     91           912
 Shares
 outstanding:
 Beginning of
 period..........       91         912     -              -        91         912      -             -
                   -------------------  --------------------  -------------------  --------------------
 End of period...  132,836  $1,330,639    91      $     912   159,452  $1,597,425     91     $     912
                   -------------------  --------------------  -------------------  --------------------


                                  Class I                                  Class II
                   ---------------------------------------- ----------------------------------------
                      For the six       For the period         For the six       For the period
                      months ended    October 7, 1998 to       months ended    October 7, 1998 to
                     April 30, 1999    October 31, 1998       April 30, 1999    October 31, 1998
                   ------------------ --------------------- ------------------ ---------------------
                   Shares    Amount    Shares     Amount    Shares    Amount    Shares     Amount
                   ------------------ --------------------- ------------------ ---------------------
 Shares sold.....  125,059 $1,249,679        92   $     913 124,908 $1,249,087    92      $     913
 Shares issued
 for distributions
 reinvested......       60        616         -           -       0      1,164     -              -
 Shares
 repurchased.....        -          -         -           -       -          -     -              -
                   ------------------ --------------------- ------------------ ---------------------
 Increase in
 shares
 outstanding.....  125,119  1,250,295        92         913 124,908  1,250,251    92            913
 Shares
 outstanding:
 Beginning of
 period..........       91        913         -           -      92        913     -              -
                   ------------------ --------------------- ------------------ ---------------------
 End of period...  125,210 $1,251,208        92   $     913 125,000 $1,251,164    92      $     913
                   ------------------ --------------------- ------------------ ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     35
                LARGE CAP GROWTH FUND - STATEMENT OF NET ASSETS

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             COMMON STOCK - 97.75%

             ADVERTISING - 0.17%
      200    Omnicom Group, Inc. .................................   $    14,500
                                                                     -----------
             AEROSPACE/DEFENSE - 0.50%
      300    United Technologies Corp. ...........................        43,462
                                                                     -----------
             AIRLINES - 0.17%
      200 *  Continental Airlines, Inc., Class B..................         8,636
      100    Delta Air Lines, Inc. ...............................         6,344
                                                                     -----------
                                                                          14,980
                                                                     -----------
             APPAREL & PRODUCTS - 0.22%
      400 *  Ann Taylor Stores Corp. .............................        19,000
                                                                     -----------
             AUTO - CARS - 1.36%
      124    DaimlerChrysler AG...................................        12,174
      400    Ford Motor Co. ......................................        25,575
    1,100 *  General Motors Corp., Class H .......................        60,913
      300    Hertz Corp., Class A ................................        17,906
                                                                     -----------
                                                                         116,568
                                                                     -----------
             BANKS - NEW YORK CITY - 0.17%
      200    Citigroup, Inc. .....................................        15,049
                                                                     -----------
             BANKS - OTHER - 2.06%
      300    First Union Corp. ...................................        16,611
      300    Fleet Financial Group, Inc. .........................        12,919
      400    Mellon Bank Corp. ...................................        29,725
      750    Providian Financial Corp. ...........................        96,797
      500    Wells Fargo Company .................................        21,594
                                                                     -----------
                                                                         177,646
                                                                     -----------
             BANKS - REGIONAL - 0.68%
      100    Chase Manhattan Corp. ...............................         8,274
      200    Comerica, Inc. ......................................        13,013
      400    PNC Bank Corp. ......................................        23,150
      200    SunTrust Banks, Inc. ................................        14,300
                                                                     -----------
                                                                          58,737
                                                                     -----------
             BEVERAGE -
             BREWERS/DISTRIBUTORS - 0.81%
      400    Anheuser-Busch Companies, Inc. ......................        29,249
      700    The Seagram Co., Ltd. ...............................        40,163
                                                                     -----------
                                                                          69,412
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             BEVERAGE - SOFT DRINKS - 2.43%
    2,100    Coca-Cola Co. .......................................   $   142,800
    1,800    PepsiCo, Inc. .......................................        66,487
                                                                     -----------
                                                                         209,287
                                                                     -----------
             BROADCASTING - 1.56%
      200 *  Cablevision Systems Corp., Class A...................        15,474
      300 *  Clear Channel Communications, Inc. ..................        20,850
      800 *  Media One Group, Inc. ...............................        65,250
      800 *  Viacom, Inc., Class B ...............................        32,700
                                                                     -----------
                                                                         134,274
                                                                     -----------
             BUILDING MATERIALS - 0.61%
    1,000    Lowe's Companies, Inc. ..............................        52,749
                                                                     -----------
             CHEMICAL - MAJOR - 1.22%
      400    Dow Chemical Co. ....................................        52,475
    1,000    Monsanto Co. ........................................        45,250
      300    Solutia, Inc. .......................................         7,313
                                                                     -----------
                                                                         105,038
                                                                     -----------
             CONGLOMERATES - 2.02%
      600    Loews Corp. .........................................        43,913
    3,800    RJR Nabisco Holdings Corp. ..........................        97,850
      400    Tyco International, Ltd. ............................        32,500
                                                                     -----------
                                                                         174,263
                                                                     -----------
             CONSUMER FINANCE - 0.40%
      200    Capital One Financial Corp. .........................        34,738
                                                                     -----------
             DRUGS - 10.78%
      500    Allergan, Inc. ......................................        44,937
      300    American Home Products Corp. ........................        18,300
    2,600 *  Amgen, Inc. .........................................       159,738
      400    Bergen Brunswig Corp., Class A ......................         7,600
      500 *  Biogen, Inc. ........................................        47,531
    2,000    Bristol Myers Squibb Co. ............................       127,125
      500    Eli Lilly and Co. ...................................        36,813
      200 *  Immunex Corp. .......................................        19,100
    2,600    Merck & Co., Inc. ...................................       182,650
    1,500    Pfizer, Inc. ........................................       172,594
    1,200    Schering-Plough Corp. ...............................        57,975
      800    Warner-Lambert Co. ..................................        54,350
                                                                     -----------
                                                                         928,713
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             ELECTRICAL EQUIPMENT - 6.13%
      500    Emerson Electric Co. ................................   $    32,250
    4,700    General Electric Co. ................................       495,850
                                                                     -----------
                                                                         528,100
                                                                     -----------
             ENTERTAINMENT - 0.14%
      300    Carnival Corp., Class A..............................        12,375
                                                                     -----------
             FINANCE COMPANIES - 0.10%
      200    Associates First Capital Corp. ......................         8,863
                                                                     -----------
             FOODS - 1.23%
      300    Hormel Foods Corp. ..................................        11,025
    2,900    IBP, Inc. ...........................................        58,725
      400    Nabisco Holdings Corp., Class A......................        15,125
      500 *  U. S. Foodservice....................................        21,031
                                                                     -----------
                                                                         105,906
                                                                     -----------
             GOLD MINING - 0.09%
      400    Barrick Gold Corp. ..................................         8,050
                                                                     -----------
             GOVERNMENT SPONSORED - 0.53%
      500    Federal Home Loan Mortgage Corp. ....................        31,375
      200    Federal National Mortgage Association................        14,188
                                                                     -----------
                                                                          45,563
                                                                     -----------
             HEALTHCARE - 3.36%
      400    Cardinal Health, Inc. ...............................        23,925
      700 *  Lincare Holdings, Inc. ..............................        20,737
    1,500 *  PacifiCare Health System, Inc., Class B..............       119,672
      800 *  Trigon Healthcare, Inc. .............................        25,400
      400    United HealthCare Corp. .............................        22,450
    1,100 *  Wellpoint Health Networks, Inc. .....................        77,275
                                                                     -----------
                                                                         289,459
                                                                     -----------
             HOSPITAL SUPPLIES - 3.75%
      900    Abbott Laboratories..................................        43,594
      200    Becton, Dickinson and Co. ...........................         7,437
    2,200    Johnson & Johnson....................................       214,500
      800    Medtronic, Inc. .....................................        57,550
                                                                     -----------
                                                                         323,081
                                                                     -----------
             HOUSEHOLD PRODUCTS - 3.77%
      600    Clorox Co. ..........................................        69,225
    2,100    Procter & Gamble Co. ................................       197,006
      900    Unilever NV - ADR....................................        58,444
                                                                     -----------
                                                                         324,675
                                                                     -----------

--------------------------------------------------------------------------------

 36                                     April 30, 1999 (Unaudited)
           LARGE CAP GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             INFORMATION PROCESSING -
             BUSINESS SOFTWARE - 5.19%
      100 *  BMC Software, Inc. ..................................   $     4,306
    5,100 *  Microsoft Corp. .....................................       414,694
    1,050 *  Oracle Corp. ........................................        28,416
                                                                     -----------
                                                                         447,416
                                                                     -----------
             INFORMATION PROCESSING -
             COMPUTER HARDWARE SYSTEMS - 6.06%
      400 *  Adaptec, Inc. .......................................         9,625
    3,100 *  Dell Computer Corp. .................................       127,681
      100 *  Gateway 2000, Inc. ..................................         6,619
    1,300    Hewlett Packard Co. .................................       102,538
      500    International Business Machines, Corp. ..............       104,594
      900 *  Lexmark International Group, Inc. ...................       111,150
    1,000 *  Sun Microsystems, Inc. ..............................        59,813
                                                                     -----------
                                                                         522,020
                                                                     -----------
             INFORMATION PROCESSING -
             COMPUTER SERVICES - 3.78%
    1,400 *  American Online, Inc. ...............................       199,850
    1,000    Automatic Data Processing, Inc. .....................        44,500
      200 *  Ceridian Corp. ......................................         7,325
      200    Electronic Data Systems Corp. .......................        10,750
      500    First Data Corp. ....................................        21,219
      200 *  Rationale Software Corp. ............................         5,925
      200 *  Yahoo!, Inc. ........................................        34,938
                                                                     -----------
                                                                         324,507
                                                                     -----------
             INFORMATION PROCESSING -
             CONSUMER SOFTWARE - 0.20%
      200 *  Intuit, Inc. ........................................        17,225
                                                                     -----------
             INFORMATION PROCESSING -
             DATA SERVICES - 3.37%
      200 *  At Home Corp. .......................................        28,787
      600 *  Computer Sciences Corp. .............................        35,737
      600 *  Compuware Corp. .....................................        14,625
      700 *  E M C Corp. .........................................        76,256
    1,500 *  Novell, Inc. ........................................        33,375
      100    Pitney Bowes, Inc. ..................................         6,994
    1,200 *  Seagate Technology, Inc. ............................        33,450
      800 *  Unisys Corp. ........................................        25,150
      600    Xerox Corp. .........................................        35,250
                                                                     -----------
                                                                         289,624
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             INFORMATION PROCESSING -
             NETWORKING - 3.92%
    2,800 *  Cisco Systems, Inc. .................................   $   319,375
      500 *  General Instrument Corp. ............................        18,250
                                                                     -----------
                                                                         337,625
                                                                     -----------
             INSURANCE - CASUALTY - 0.24%
      600    Travelers Property Casualty Corp. ...................        20,700
                                                                     -----------
             INSURANCE - LIFE - 0.75%
    1,100    Hartford Life Inc., Class A..........................        57,544
      100    The Equitable Companies, Inc. .......................         6,731
                                                                     -----------
                                                                          64,275
                                                                     -----------
             INSURANCE - MULTILINE - 0.90%
      400    American International Group, Inc. ..................        46,975
      400    Marsh & McLennan Companies, Inc. ....................        30,625
                                                                     -----------
                                                                          77,600
                                                                     -----------
             LEISURE TIME - 0.40%
      500    Royal Caribbean Cruises, Ltd. .......................        18,469
      300 *  Sabre Group Holdings, Inc. ..........................        15,637
                                                                     -----------
                                                                          34,106
                                                                     -----------
             MACHINERY - INDUSTRIAL/SPECIALTY - 0.90%
      600    Ingersoll-Rand Co. ..................................        41,513
      500    Johnson Controls, Inc. ..............................        36,406
                                                                     -----------
                                                                          77,919
                                                                     -----------
             MEDICAL TECHNOLOGY - 0.37%
      600    Guidant Corp. .......................................        32,213
                                                                     -----------
             MERCHANDISE - DRUG - 1.16%
    2,100    CVS Corp. ...........................................       100,013
                                                                     -----------
             MERCHANDISE - SPECIALTY - 4.84%
    1,000 *  Best Buy Co., Inc. ..................................        47,750
      300 *  CostCo Companies, Inc. ..............................        24,281
    1,500    Fortune Brands, Inc. ................................        59,250
    3,300    Home Depot, Inc. ....................................       197,794
      600 *  Office Depot, Inc. ..................................        13,200
      200    Sotheby's Holdings, Inc., Class A....................         8,525
      800 *  Staples, Inc. .......................................        24,000
      500    Tiffany & Co. .......................................        42,000
                                                                     -----------
                                                                         416,800
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             MERCHANDISING - DEPARTMENT - 0.55%
      700    Dayton Hudson Corp. .................................   $    47,119
                                                                     -----------
             MERCHANDISING - FOOD - 0.38%
      500 *  Kroger Co. ..........................................        27,156
      100 *  Safeway, Inc. .......................................         5,394
                                                                     -----------
                                                                          32,550
                                                                     -----------
             MERCHANDISING - MASS - 1.49%
    2,800    Wal-Mart Stores, Inc. ...............................       128,800
                                                                     -----------
             MISCELLANEOUS - 1.49%
      960    Standard & Poor's Depositary Receipts................       128,100
                                                                     -----------
             NATURAL GAS - DIVERSIFIED - 0.09%
      200    El Paso Energy Corp. ................................         7,350
                                                                     -----------
             OIL - INTEGRATED INTERNATIONAL - 0.60%
      200    Exxon Corp. .........................................        16,612
      600    Royal Dutch Petroleum Co. ...........................        35,213
                                                                     -----------
                                                                          51,825
                                                                     -----------
             OIL - SERVICES - 0.51%
      600    Schlumberger, Ltd. ..................................        38,325
      200    Transocean Offshore, Inc. ...........................         5,938
                                                                     -----------
                                                                          44,263
                                                                     -----------
             PAPER/FOREST PRODUCTS - 0.79%
      900    Avery Dennison Corp. ................................        61,425
      100    Weyerhaeuser Co. ....................................         6,713
                                                                     -----------
                                                                          68,138
                                                                     -----------
             PHOTOGRAPHY - 2.51%
    2,900    Eastman Kodak Co. ...................................       216,413
                                                                     -----------
             RESTAURANTS - 0.62%
      800    McDonald's Corp. ....................................        33,900
      300 *  Tricon Global Restaurants, Inc. .....................        19,313
                                                                     -----------
                                                                          53,213
                                                                     -----------
             SECURITIES RELATED - 1.22%
      600    Charles Schwab Corp. ................................        65,850
      400    Morgan Stanley Dean Witter & Co. ....................        39,675
                                                                     -----------
                                                                         105,525
                                                                     -----------
             SEMICONDUCTOR EQUIPMENT - 0.68%
    1,100 *  Applied Materials, Inc. .............................        58,988
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     37
           LARGE CAP GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             SEMICONDUCTORS - 3.84%
    4,800    Intel Corp. .........................................   $   293,700
      100    Motorola, Inc. ......................................         8,013
      200    Texas Instruments, Inc. .............................        20,425
      200 *  Xilinx, Inc. ........................................         9,125
                                                                     -----------
                                                                         331,263
                                                                     -----------
             TELECOMMUNICATIONS - 4.40%
      600 *  Airtouch Communications, Inc. .......................        56,025
      200    BCE, Inc. ...........................................         9,138
    3,200    Lucent Technologies, Inc. ...........................       192,400
      800 *  MCI Worldcom, Inc. ..................................        65,750
      500 *  NEXTLINK Communications, Inc. .......................        36,625
      600    Scientific-Atlanta, Inc. ............................        19,050
                                                                     -----------
                                                                         378,988
                                                                     -----------
             TOBACCO - 1.02%
    2,500    Philip Morris Companies, Inc. .......................        87,656
                                                                     -----------
             UTILITIES - COMMUNICATION - 1.22%
      600    AT&T Corp. ..........................................        30,300
      200    GTE Corp. ...........................................        13,387
      200    Sprint Corp., FON Group..............................        20,513
      700    Telephone and Data Systems, Inc. ....................        41,913
                                                                     -----------
                                                                         106,113
                                                                     -----------
             TOTAL COMMON STOCK
             (Cost $7,220,488)....................................     8,422,835
                                                                     -----------




   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
         UNITED STATES GOVERNMENT-
         SHORT TERM - 0.12%
         U. S. TREASURY BILLS - 0.12%
 $10,000 United States Treasury Bills,
         4.30% due 06/10/99......................................   $     9,952
                                                                    -----------
         TOTAL UNITED STATES GOVERNMENT -
         SHORT TERM
         (Cost $9,952)...........................................         9,952
                                                                    -----------
         TOTAL INVESTMENTS
         (Cost $7,230,440) - 97.87% .............................     8,432,787
         Other assets less liabilities,
         net - 2.13%.............................................       183,733
                                                                    -----------
         NET ASSETS (equivalent to $12.66 per share for 166,861
         Class A shares; $12.61 per share for 264,265 Class B
         shares; $12.68 per share for 125,066 Class I shares and
         $12.69 per share for 125,082 Class II shares outstand-
         ing) - 100.00%..........................................   $ 8,616,520
                                                                    -----------
         *Non-income producing

                                                                 UNREALIZED
CONTRACTS                                                       DEPRECIATION

----------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED(1)
 2(2)  (Delivery month/Value at 04/30/99)
         Russell 2000 Index Futures
         (June/$433.05)........................................ $    (2,250)
                                                                -----------

(1) U.S. Treasury Bills with a market value of approximately $50,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 500.



---------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 681,274 shares outstanding......  $     6,813
Additional paid in capital...................................    7,229,674
Undistributed net realized gain on securities................      198,036
Accumulated net investment loss..............................      (18,100)
Unrealized appreciation (depreciation) of:
 Investments...................................... $1,202,347
 Futures contracts................................     (2,250)   1,200,097
                                                   ----------  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING........................................  $ 8,616,520
                                                               -----------
---------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($2,112,588 divided by 166,861 shares).................  $     12.66
                                                               -----------
Offering price per Class A share
(100/94.25 of $12.66)*.......................................  $     13.43
                                                               -----------
Net asset value and offering price per Class B
share ($3,331,722 divided by 264,265 shares)**...............  $     12.61
                                                               -----------
Net asset value, offering price and redemption
price per Class I share ($1,585,329 divided by
125,066 shares)..............................................  $     12.68
                                                               -----------
Net asset value, offering price and redemption
price per Class II share ($1,586,881 divided by
125,082 shares)..............................................  $     12.69
                                                               -----------
* Offering price includes sales charge of 5.75%.
  The sales charge is reduced for purchases
  of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 38         LARGE CAP GROWTH FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends.......................................................  $   23,660
Interest........................................................       5,365
                                                                  ----------
 Total investment income........................................      29,025
                                                                  ----------
EXPENSES:
Advisory fees...................................................      17,256
Transfer agent fees.............................................       8,177
Custodian fees..................................................       4,220
Distribution fees:
 Class A........................................................       1,973
 Class B........................................................       9,107
Administrative service fee, Class I.............................       1,797
Registration and filing fees....................................      26,235
Audit fees and tax services.....................................       2,177
Accounting services.............................................         945
Trustees' fees and expenses.....................................         850
Report to shareholders..........................................         214
Miscellaneous...................................................         221
                                                                  ----------
 Total expenses.................................................      73,172
 Expense reimbursement (see Note 3).............................     (27,268)
                                                                  ----------
 Net expenses...................................................      45,904
                                                                  ----------
NET INVESTMENT LOSS.............................................     (16,879)
                                                                  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities:
 Investments......................................... $  169,938
 Futures contracts...................................     28,098     198,036
                                                      ----------
Net unrealized appreciation (depreciation) on securities during the period:
 Investments.........................................  1,202,347
 Futures contracts...................................     (2,250)  1,200,097
                                                      ----------  ----------
  Net realized and unrealized gain on securities during the
   period.......................................................   1,398,133
                                                                  ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $1,381,254
                                                                  ----------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the six     For the period
                                               months ended  October 7, 1998 to
                                              April 30, 1999  October 31, 1998
                                              ---------------------------------
OPERATIONS:
Net investment loss..........................   $  (16,879)        $    -
Net realized gain on securities..............      198,036              -
Net unrealized appreciation of securities
 during the period...........................    1,200,097              -
                                              ---------------------------------
 Increase in net assets resulting from
  operations.................................    1,381,254              -
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A.....................................            -              -
 Class B.....................................            -              -
 Class I.....................................         (256)             -
 Class II....................................         (965)             -
                                              ---------------------------------
  Total distributions to shareholders from
   net investment income.....................       (1,221)             -
                                              ---------------------------------
Net realized gain on securities
 Class A.....................................            -              -
 Class B.....................................            -              -
 Class I.....................................            -              -
 Class II....................................            -              -
                                              ---------------------------------
  Total distributions to shareholders
   from net realized gain on securities......            -              -
                                              ---------------------------------
Decrease in net assets resulting from
 distributions to shareholders...............       (1,221)             -
                                              ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
 share transactions
 Class A.....................................    1,762,899            712
 Class B.....................................    2,970,368            712
 Class I.....................................    1,250,117            713
 Class II....................................    1,250,253            713
                                              ---------------------------------
Total increase in net assets resulting from
 share transactions..........................    7,233,636          2,850
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS.................    8,613,670          2,850
NET ASSETS:
 Beginning of year...........................        2,850              -
                                              ---------------------------------
 End of period (including accumulated net
  investment loss of $18,100 and $0).........   $8,616,520         $2,850
                                              ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       -----------------------------------------  ------------------------------------------
                      For the six         For the period         For the six         For the period
                      months ended      October 7, 1998 to       months ended      October 7, 1998 to
                     April 30, 1999      October 31, 1998       April 30, 1999      October 31, 1998
                   -------------------  --------------------  -------------------  ---------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------  --------------------  -------------------  ---------------------
 Shares sold.....  168,364  $1,782,175         71   $    712  264,373  $2,972,558         71  $      712
 Shares issued
 for
 distributions
 reinvested......        -           -          -          -        -           -          -           -
 Shares
 repurchased.....   (1,574)    (19,276)         -          -     (179)     (2,190)         -           -
                   -------------------  --------------------  -------------------  ---------------------
 Increase in
 shares
 outstanding.....  166,790   1,762,899         71        712  264,194   2,970,368         71         712
 Shares
 outstanding:
 Beginning of
 period..........       71         712          -          -       71         712          -           -
                   -------------------  --------------------  -------------------  ---------------------
 End of period...  166,861  $1,763,611         71   $    712  264,265  $2,971,080         71       $ 712
                   -------------------  --------------------  -------------------  ---------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ---------------------------------------- ----------------------------------------
                      For the six       For the period         For the six       For the period
                      months ended    October 7, 1998 to       months ended    October 7, 1998 to
                     April 30, 1999    October 31, 1998       April 30, 1999    October 31, 1998
                   ------------------ --------------------- ------------------ ---------------------
                   Shares    Amount    Shares     Amount    Shares    Amount    Shares     Amount
                   ------------------ --------------------- ------------------ ---------------------
 Shares sold.....  124,973 $1,249,861        71   $     713 124,928 $1,249,288        72   $     713
 Shares issued
 for
 distributions
 reinvested......       22        256         -           -      82        965         -           -
 Shares
 repurchased.....        -          -         -           -       -          -         -           -
                   ------------------ --------------------- ------------------ ---------------------
 Increase in
 shares
 outstanding.....  124,995  1,250,117        71         713 125,010  1,250,253        72         713
 Shares
 outstanding:
 Beginning of
 period..........       71        713         -           -      72        713         -           -
                   ------------------ --------------------- ------------------ ---------------------
 End of period...  125,066 $1,250,830        71   $     713 125,082 $1,250,966        72   $     713
                   ------------------ --------------------- ------------------ ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     39
                 MID CAP GROWTH FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            COMMON STOCK - 96.50%

            ADVERTISING - 2.71%
    2,100 * Catalina Marketing Corp. ..............................   $  179,419
                                                                      ----------
            APPAREL & PRODUCTS - 2.29%
    2,200   Cintas Corp. ..........................................      151,250
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 1.00%
    1,000   Danaher Corp. .........................................       66,438
                                                                      ----------
            AUTO - REPLACEMENT PARTS - 1.31%
    2,900 * AutoZone, Inc. ........................................       87,000
                                                                      ----------
            BUILDING MATERIALS - 2.31%
    3,200   Fastenal Co. ..........................................      152,800
                                                                      ----------
            DRUGS - 3.83%
    3,500 * ALZA Corp. ............................................      117,469
    6,200 * Covance, Inc. .........................................      136,012
                                                                      ----------
                                                                         253,481
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 2.61%
    1,600   Perkin-Elmer Corp. ....................................      173,000
                                                                      ----------
            FINANCIAL SERVICES - 3.36%
    5,900   Price (T Rowe) Assocaties .............................      222,356
                                                                      ----------
            GOVERNMENT SPONSORED - 2.77%
    4,300   SLM Holding Corp. .....................................      183,556
                                                                      ----------
            HEALTHCARE - 12.59%
    3,300   Cardinal Health, Inc. .................................      197,381
    6,500 * HCR Manor Care, Inc. ..................................      180,375
   12,400 * Health Management Assoc. ..............................      193,750
    5,800   Omnicare, Inc. ........................................      139,562
    3,000 * Quintiles Transnational Corp. .........................      121,688
                                                                      ----------
                                                                         832,756
                                                                      ----------
            HOSPITAL SUPPLIES - 2.32%
    3,600 * Boston Scientific Corp. ...............................      153,225
                                                                      ----------
            HOUSEHOLD PRODUCTS - 3.08%
      800   Newell Co. ............................................       37,950
    3,500   Newell Rubbermaid, Inc. ...............................      166,031
                                                                      ----------
                                                                         203,981
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            HUMAN RESOURCES - 2.02%
    4,400 * Interim Services, Inc. ................................   $   76,450
    2,400 * Robert Half International, Inc. .......................       57,300
                                                                      ----------
                                                                         133,750
                                                                      ----------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 6.09%
    5,800 * BMC Software, Inc. ....................................      249,763
    6,000 * Platinum Technology Intern, Inc. ......................      153,000
                                                                      ----------
                                                                         402,763
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 5.89%
    4,200   Paychex, Inc. .........................................      214,463
    5,600 * Sterling Commerce, Inc. ...............................      175,350
                                                                      ----------
                                                                         389,813
                                                                      ----------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 1.46%
    7,300 * Networks Associates, Inc. .............................       96,725
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 15.12%
    5,500 * Acxiom Corp. ..........................................      138,875
    4,700 * Compuware Corp. .......................................      114,562
      700 * EMC Corp. .............................................       76,256
    3,000 * Fiserv, Inc. ..........................................      175,688
    7,200 * Keane, Inc. ...........................................      178,650
   10,100 * Parametric Technology Corp. ...........................      131,931
    1,200 * Solectron Corp. .......................................       58,200
    6,100 * Sterling Software, Inc. ...............................      126,194
                                                                      ----------
                                                                       1,000,356
                                                                      ----------
            INSURANCE - MULTILINE - 2.62%
    3,200   AFLAC , Inc. ..........................................      173,600
                                                                      ----------
            LEISURE TIME - 2.52%
    2,800   Harley-Davidson, Inc. .................................      166,950
                                                                      ----------
            MERCHANDISE - SPECIALTY - 3.71%
    5,300   Dollar General Corp. ..................................      185,831
      900 * Kohl's Corp. ..........................................       59,794
                                                                      ----------
                                                                         245,625
                                                                      ----------
            MERCHANDISING - MASS - 0.94%
    1,700 * Dollar Tree Stores, Inc. ..............................       62,050
                                                                      ----------

  NUMBER                                                               MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
             MISCELLANEOUS - 1.90%
    3,500    Equifax, Inc. .......................................   $  125,781
                                                                     ----------
             OIL - SERVICES - 0.68%
    1,000 *  Smith International, Inc. ...........................       44,875
                                                                     ----------
             RESTAURANTS - 1.34%
    4,400    CBRL Group, Inc. ....................................       88,825
                                                                     ----------
             SCHOOLS - 1.52%
    4,000 *  Sylvan Learning Systems, Inc. .......................      100,500
                                                                     ----------
             SECURITIES RELATED - 2.21%
    4,200    Legg Mason, Inc. ....................................      146,475
                                                                     ----------
             SEMICONDUCTORS - 2.62%
    2,400 *  Altera Corp. ........................................      173,400
                                                                     ----------
             TELECOMMUNICATIONS - 4.03%
    3,500 *  ADC Communications, Inc. ............................      167,344
    1,500 *  Sanmina Corp. .......................................       99,562
                                                                     ----------
                                                                        266,906
                                                                     ----------
             TEXTILE - PRODUCTS - 1.63%
    2,300    G & K Services, Inc., Class A........................      107,525
                                                                     ----------
             TOTAL COMMON STOCK
             (Cost $6,114,102)....................................    6,385,181
                                                                     ----------
    PAR
   VALUE
 --------

             UNITED STATES GOVERNMENT -
             SHORT TERM - 2.76%
             GOVERNMENT SPONSORED - 2.76%
 $183,000    Federal Home Loan Bank,
             4.80% due 05/03/99...................................      182,951
                                                                     ----------
             TOTAL UNITED STATES GOVERNMENT -
             SHORT TERM
             (Cost $182,951)......................................      182,951
                                                                     ----------
             TOTAL INVESTMENTS
             (Cost $6,297,053) - 99.26%...........................    6,568,132
             Other assets less liabilities,
             net - 0.74%..........................................       48,710
                                                                     ----------
             NET ASSETS (equivalent to $11.09 per share for
             141,563 Class A shares; $11.02 per share for 206,163
             Class B shares; $11.09 per share for 125,070 Class I
             shares and $11.10 per share for 125,089 Class II
             shares outstanding - 100.00%.........................   $6,616,842
                                                                     ----------
             *Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 40                                                  April 30, 1999 (Unaudited)
            MID CAP GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED



------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
 unlimited shares authorized, 597,885 shares outstanding......... $     5,979
Additional paid in capital.......................................   6,050,008
Undistributed net realized gain on securities....................     305,473
Accumulated net investment loss..................................     (15,697)
Unrealized appreciation of securities............................     271,079
                                                                  -----------
NET ASSETS APPLICABLE
 TO SHARES OUTSTANDING........................................... $ 6,616,842
                                                                  -----------





-------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
 share ($1,569,715 divided by 141,563 shares)...................... $     11.09
                                                                    -----------
Offering price per Class A share
 (100/94.25 of $11.09)*............................................ $     11.77
                                                                    -----------
Net asset value and offering price per Class B
 share ($2,271,169 divided by 206,163 shares)**.................... $     11.02
                                                                    -----------
Net asset value, offering price and redemption
 price per Class I share ($1,387,296 divided by
 125,070 shares)................................................... $     11.09
                                                                    -----------
Net asset value, offering price and redemption
 price per Class II share ($1,388,662 divided by
 125,089 shares)................................................... $     11.10
                                                                    -----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset
   value less any applicable contingent deferred sales
   charge.


  SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                41
             MID CAP GROWTH FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends............................................................. $  8,971
Interest..............................................................   11,641
                                                                       --------
 Total investment income..............................................   20,612
                                                                       --------
EXPENSES:
Advisory fees.........................................................   17,834
Transfer agent fees...................................................    7,472
Custodian fees........................................................    3,812
Distribution fees:
 Class A..............................................................    1,688
 Class B..............................................................    7,547
Administrative service fee, Class I...................................    1,643
Registration and filing fees..........................................   26,115
Audit fees and tax services...........................................    1,923
Accounting services...................................................      827
Trustees' fees and expenses...........................................      821
Report to shareholders................................................      162
Miscellaneous.........................................................      202
                                                                       --------
 Total expenses.......................................................   70,046
 Expense reimbursement (see Note 3)...................................  (35,272)
                                                                       --------
 Net expenses.........................................................   34,774
                                                                       --------
NET INVESTMENT LOSS...................................................  (14,162)
                                                                       --------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.......................................  305,473
Net unrealized appreciation of securities during the period...........  271,079
                                                                       --------
  Net realized and unrealized gain on securities during the period....  576,552
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $562,390
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS
                                              For the  six    For the period
                                              months ended  October 7, 1998 to
                                             April 30, 1999  October 31, 1998
                                             ---------------------------------
OPERATIONS:
Net investment loss.........................   $  (14,162)        $    -
Net realized gain on securities.............      305,473              -
Net unrealized appreciation of securities
during the period...........................      271,079              -
                                             ---------------------------------
 Increase in net assets resulting from
 operations.................................      562,390              -
                                             ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................         (110)             -
 Class B....................................            -              -
 Class I....................................         (412)             -
 Class II...................................       (1,013)             -
                                             ---------------------------------
  Total distributions to shareholders from
  net investment income.....................       (1,535)             -
                                             ---------------------------------
Net realized gain on securities
 Class A....................................            -              -
 Class B....................................            -              -
 Class I....................................            -              -
 Class II...................................            -              -
                                             ---------------------------------
  Total distributions to shareholders
  from net realized gain on securities......            -              -
                                             ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............       (1,535)             -
                                             ---------------------------------

SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................    1,431,137          1,013
 Class B....................................    2,121,043          1,012
 Class I....................................    1,249,756          1,013
 Class II...................................    1,250,001          1,012
                                             ---------------------------------
Total increase in net assets resulting from
share transactions..........................    6,051,937          4,050
                                             ---------------------------------
TOTAL INCREASE IN NET ASSETS................    6,612,792          4,050
NET ASSETS:
 Beginning of year..........................        4,050              -
                                             ---------------------------------
 End of period (including accumulated net
 investment loss of $15,697 and $0).........   $6,616,842         $4,050
                                             ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------- -----------------------------------------
                      For the six         For the period        For the six         For the period
                      months ended      October 7, 1998 to      months ended      October 7, 1998 to
                     April 30, 1999      October 31, 1998      April 30, 1999      October 31, 1998
                   -------------------  -------------------- -------------------  --------------------
                   Shares     Amount     Shares    Amount    Shares     Amount     Shares    Amount
                   -------------------  -------------------- -------------------  --------------------
 Shares sold.....  143,310  $1,451,278       101  $    1,013 213,178  $2,198,748       101  $    1,012
 Shares issued
 for
 distributions
 reinvested......       10         110         -           -       -           -         -           -
 Shares
 repurchased.....   (1,858)    (20,251)        -           -  (7,116)    (77,705)        -           -
                   -------------------  -------------------- -------------------  --------------------
 Increase in
 shares
 outstanding.....  141,462   1,431,137       101       1,013 206,062   2,121,043       101       1,012
 Shares
 outstanding:
 Beginning of
 period..........      101       1,013         -           -     101       1,012         -           -
                   -------------------  -------------------- -------------------  --------------------
 End of period...  141,563  $1,432,150       101  $    1,013 206,163  $2,122,055       101  $    1,012
                   -------------------  -------------------- -------------------  --------------------
 CHANGE IN SHARES                 Class I                                 Class II
 OUTSTANDING       --------------------------------------- ---------------------------------------
                      For the six       For the period        For the six       For the period
                      months ended    October 7, 1998 to      months ended    October 7, 1998 to
                     April 30, 1999    October 31, 1998      April 30, 1999    October 31, 1998
                   ------------------ -------------------- ------------------ --------------------
                   Shares    Amount    Shares    Amount    Shares    Amount    Shares    Amount
                   ------------------ -------------------- ------------------ --------------------
 Shares sold.....  124,933 $1,249,344      101  $    1,013 124,899 $1,248,988      102  $    1,012
 Shares issued
 for
 distributions
 reinvested......       36        412        -           -      88      1,013        -           -
 Shares
 repurchased.....        -          -        -           -       -          -        -           -
                   ------------------ -------------------- ------------------ --------------------
 Increase in
 shares
 outstanding.....  124,969  1,249,756      101       1,013 124,987  1,250,001      102       1,012
 Shares
 outstanding:
 Beginning of
 period..........      101      1,013        -           -     102      1,012        -           -
                   ------------------ -------------------- ------------------ --------------------
 End of period...  125,070 $1,250,769      101  $    1,013 125,089 $1,251,013      102  $    1,102
                   ------------------ -------------------- ------------------ --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 42                                     April 30, 1999 (Unaudited)
                SMALL CAP GROWTH FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 94.41%

            ADVERTISING - 0.93%
      900 * Getty Images, Inc. ....................................   $   23,400
      600 * TMP Worldwide, Inc. ...................................       40,350
                                                                      ----------
                                                                          63,750
                                                                      ----------
            AEROSPACE/DEFENSE - 0.85%
      300 * Alliant Techsystems, Inc. .............................       24,563
    1,600 * Orbital Sciences Corp. ................................       33,701
                                                                      ----------
                                                                          58,264
                                                                      ----------
            AIRLINES - 0.26%
      400 * Alaska Air Group, Inc. ................................       17,625
                                                                      ----------
            APPAREL & PRODUCTS - 1.68%
      400 * Buckle, Inc. ..........................................        9,350
      200 * Columbia Sportswear Company............................        2,713
    2,000 * Nautica Enterprises, Inc. .............................       27,125
      900 * Pacific Sunwear of California..........................       33,384
      300 * Quicksilver, Inc. .....................................        7,968
    1,100   Talbots, Inc. .........................................       34,650
                                                                      ----------
                                                                         115,190
                                                                      ----------
            APPLIANCES/FURNISHINGS - 0.46%
      800 * Furniture Brands International.........................       20,050
      300   Herman Miller, Inc. ...................................        5,981
      300   Steelcase, Inc. .......................................        5,474
                                                                      ----------
                                                                          31,505
                                                                      ----------
            BANKS - OTHER - 0.29%
    1,600   Sterling Bancshares, Inc. .............................       20,000
                                                                      ----------
            BANKS - REGIONAL - 3.51%
    1,000 * Bank of Commerce.......................................       20,875
    1,500 * Bank United Corp. .....................................       60,563
      400   Banknorth Group, Inc. .................................       10,575
      800   Commercial Federal Corp. ..............................       19,400
      400 * FNB Financial Services Corp. ..........................        6,700
      400 * Hamilton Bancorp, Inc. ................................       10,300
    3,400   National Commerce Bancorp. ............................       85,000
      400   Prime Bancshares, Inc. ................................        6,350
      700   Webster Financial Corp. ...............................       21,524
                                                                      ----------
                                                                         241,287
                                                                      ----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.90%
      100 * Beringer Wine Estates, Class B.........................        3,938
    1,600 * Robert Mondavi Corp., Class A..........................       58,000
                                                                      ----------
                                                                          61,938
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            BROADCASTING - 3.77%
      800 * Emmis Communications Corp., Class A....................   $   36,000
      900 * Entercom Communications Corp. .........................       33,413
    2,700   Nielson Media Research.................................       73,912
    2,000 * Univision Communications, Inc. ........................      115,750
                                                                      ----------
                                                                         259,075
                                                                      ----------
            BUILDING MATERIALS - 0.08%
      200   HON INDUSTRIES, Inc. ..................................        5,400
                                                                      ----------
            CHEMICAL - MAJOR - 0.93%
    2,900   Albemarle Corp. .......................................       63,800
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 2.60%
    3,000 * General Chemical Group, Inc. ..........................       54,938
    1,800 * Geon, Co. .............................................       55,125
    2,300   Georgia Gulf Corp. ....................................       36,656
    2,200   Olin Corp. ............................................       32,175
                                                                      ----------
                                                                         178,894
                                                                      ----------
            CONSUMER FINANCE - 0.20%
      600 * Creditrust Corp. ......................................       13,500
                                                                      ----------
            CONTAINERS - PAPER - 0.77%
    2,700 * Ivex Packaging Corp. ..................................       53,156
                                                                      ----------
            COSMETICS/TOILETRIES - 0.83%
    1,800 * Steiner Leisure, Ltd. .................................       57,150
                                                                      ----------
            DRUGS - 7.96%
    1,100 * Affymetrix, Inc. ......................................       44,963
    1,200 * Algos Pharmaceuticals Corp. ...........................       34,950
    1,000 * Applied Analytical Industries..........................       11,250
    2,700 * Human Genome Sciences, Inc. ...........................       99,900
      500 * IDEC Pharmaceuticals Corp. ............................       25,374
    2,600   Kendle International, Inc. ............................       47,937
    4,900 * Ligand Pharmaceuticals, Inc., Class B..................       48,388
    2,900 * Millennium Pharmaceuticals.............................      107,844
    4,400 * SangStat Medical Corp. ................................       63,800
    5,800   US Bioscience, Inc. ...................................       62,350
                                                                      ----------
                                                                         546,756
                                                                      ----------
            ELECTRICAL EQUIPMENT - 0.50%
    1,200 * ANTEC Corp. ...........................................       32,550
       50 * Value America, Inc. ...................................        1,972
                                                                      ----------
                                                                          34,522
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            ENTERTAINMENT - 1.46%
    4,800 * Cinar Corp. ...........................................   $  100,200
                                                                      ----------
            FERTLIIZERS - 0.25%
      500 * Delta & Pine Land Co. .................................       17,000
                                                                      ----------
            FINANCE COMPANIES - 0.91%
    3,000 * Financial Federal Corp. ...............................       62,625
                                                                      ----------
            FINANCIAL SERVICES - 1.04%
      700 * Compucredit Corp. .....................................       11,200
    1,000 * Gabelli Asset Management, Inc. ........................       15,063
      300   Heller Financial, Inc. ................................        8,138
      800 * Sun Bancorp, Inc. .....................................       16,300
      200 * TeleBanc Financial Corp. ..............................       20,725
                                                                      ----------
                                                                          71,426
                                                                      ----------
            FOODS - 0.67%
      400 * American Italian Pasta Co., Class A....................       10,750
    1,100 * Keebler Foods Co. .....................................       35,338
                                                                      ----------
                                                                          46,088
                                                                      ----------
            FOOTWEAR - 0.93%
    1,100 * Kenneth Cole Productions, Inc., Class A................       30,388
    3,700 * Steven Madden, Ltd. ...................................       33,300
                                                                      ----------
                                                                          63,688
                                                                      ----------
            HEALTHCARE - 3.20%
      100 * Accredo Health, Inc. ..................................        2,213
    2,000   IDX Systems Corp. .....................................       32,500
    3,000 * Medquist, Inc. ........................................      102,750
    1,200 * Professional Detailing, Inc. ..........................       34,500
    1,800 * Superior Consultant Holdings Corp. ....................       48,600
                                                                      ----------
                                                                         220,563
                                                                      ----------
            HOSPITAL SUPPLIES - 0.52%
    1,100 * Closure Medical Corp. .................................       35,475
                                                                      ----------
            HUMAN RESOURCES - 3.08%
    3,500 * Condor Technology Solutions............................       35,438
    2,900 * On Assignment, Inc. ...................................       87,906
    3,900 * Provant, Inc. .........................................       70,200
      400 * Romac International, Inc. .............................        4,500
    1,800 * SM&A Corp. ............................................       13,500
                                                                      ----------
                                                                         211,544
                                                                      ----------
            INFORMATION PROCESSING - 1.08%
       50 * Launch Media, Inc. ....................................        1,263
      900 * Safeguard Scientifics, Inc. ...........................       72,900
                                                                      ----------
                                                                          74,163
                                                                      ----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     43
           SMALL CAP GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 6.03%
       50   Appliedtheory Corp., ..................................   $    1,025
    2,600 * Aspen Technology, Inc. ................................       22,263
    1,000 * Bindview Development Corp. ............................       21,500
      700 * Concur Technologies....................................       25,288
    1,200 * Exchange Applications, Inc. ...........................       35,400
      150 * Informatica Corp. .....................................        4,238
    4,100 * Mapics, Inc. ..........................................       22,934
    3,200 * Microstrategy, Inc. ...................................       55,200
      900 * Multex. Com, Inc.......................................       38,700
      550 * Neon System............................................       23,100
      800 * New Era of Networks, Inc. .............................       30,050
      400 * pcOrder.Com, Inc. .....................................       24,725
      700 * Onyx Software Corp. ...................................       16,363
    2,000 * TSI International Software, Ltd. ......................       31,500
      200 * Vignette Corp. ........................................       19,000
    1,600 * Visio Corp. ...........................................       43,200
                                                                      ----------
                                                                         414,486
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 3.36%
    1,300 * Avid Technology, Inc. .................................       21,125
      700   Creative Technology, Ltd. .............................        8,746
    4,600 * HMT Technology Corp. ..................................       13,225
      800 * Hutchinson Technology, Inc. ...........................       17,650
    3,000 * In Focus Systems, Inc. ................................       31,125
    5,000 * Maxtor Corp. ..........................................       28,281
    1,800 * Polycom, Inc. .........................................       43,987
    3,800 * Radiant Systems, Inc. .................................       43,224
      200 * SCM Microsystems, Inc. ................................       13,175
      500 * Sandisk Corp. .........................................       10,124
                                                                      ----------
                                                                         230,662
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 3.41%
    1,300 * Exodus Communications, Inc. ...........................      117,163
    1,600 * Pegasus Systems, Inc. .................................       74,800
      900 * Prodigy Comm...........................................       24,188
      350 * USinternetworking, Inc. ...............................       17,893
                                                                      ----------
                                                                         234,044
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 1.34%
    1,300 * Macromedia, Inc. ......................................   $   53,868
      400 * Mpath Interactive, Inc. ...............................       15,750
      200 * theglobe.com, inc. ....................................       12,025
      150 * Xoom, Inc. ............................................       10,500
                                                                      ----------
                                                                          92,143
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 1.29%
    1,900 * Diamond Tech Partners, Inc. ...........................       40,374
      800 * National Computer Systems, Inc. .......................       22,400
      700 * The Profit Recovery Group..............................       25,550
                                                                      ----------
                                                                          88,324
                                                                      ----------
            INFORMATION PROCESSING -
            NETWORKING - 1.78%
    2,300 * ACT Networks, Inc. ....................................       41,400
    1,000 * Concord Communications, Inc. ..........................       44,750
      200 * Dialogic Corp. ........................................        5,588
      150 * Extreme Networks, Inc. ................................        8,316
       50   Marimba,...............................................        3,038
    1,300 * Unify Corp. ...........................................       19,013
                                                                      ----------
                                                                         122,105
                                                                      ----------
            INSURANCE - CASUALTY - 0.41%
      900   Renaissancere Holdings.................................       28,068
                                                                      ----------
            INSURANCE - LIFE - 0.34%
    1,700   Arm Financial Group, Inc., Class A.....................       23,588
                                                                      ----------
            LEISURE TIME - 1.63%
      750   American Classic Voyager Co. ..........................       13,405
      200 * Anchor Gaming..........................................        9,450
    1,400 * Premier Parks, Inc. ...................................       48,388
    2,100 * Vail Resorts, Inc. ....................................       40,688
                                                                      ----------
                                                                         111,931
                                                                      ----------
            LODGING - 1.71%
      400 * MGM Grand, Inc. .......................................       17,600
    4,200 * ResortQuest International, Inc. .......................       70,350
      700 * Sun International Hotels, Ltd. ........................       29,618
                                                                      ----------
                                                                         117,568
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MACHINE TOOLS - 0.10%
      300   Milacron, Inc. ........................................   $    6,900
                                                                      ----------
            MACHINERY - AGRICULTURE - 0.33%
      700   AGCO Corp., ...........................................        6,913
    1,100   New Holland N.V. ......................................       15,950
                                                                      ----------
                                                                          22,863
                                                                      ----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.16%
    1,100   Harnischfeger Industries, Inc. ........................       10,725
                                                                      ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 0.38%
    1,000   Newport News Shipbuilding..............................       26,188
                                                                      ----------
            MEDICAL TECHNOLOGY - 1.89%
    4,300 * AXYS Pharmaceuticals, Inc. ............................       17,066
    2,600 * IDEXX Laboratories, Inc. ..............................       58,825
    1,100   Novoste Corp. .........................................       24,475
    1,200 * Ventana Medical Systems, Inc. .........................       29,250
                                                                      ----------
                                                                         129,616
                                                                      ----------
            MERCHANDISE - SPECIALTY - 0.94%
    1,000 * Bush Boake Allen, Inc. ................................       27,438
      100 * General Nutrition Companies, Inc. .....................        1,656
    1,300 * Hibbett Sporting Goods, Inc. ..........................       35,506
                                                                      ----------
                                                                          64,600
                                                                      ----------
            METALS - MISCELLANEOUS - 0.12%
      600 * RTI International Metals...............................        7,988
                                                                      ----------
            METALS - STEEL - 0.60%
    1,300 * Mueller Industries, Inc. ..............................       40,950
                                                                      ----------
            MISCELLANEOUS - 0.09%
      200 * Ducati Motor Holding, SpA - ADR........................        5,913
                                                                      ----------
            OIL - INTEGRATED DOMESTIC - 0.15%
      900 * Tesoro Petroleum Corp. ................................       10,181
                                                                      ----------
            OIL - SERVICE - PRODUCTS - 0.62%
    1,100 * Cooper Cameron Corp. ..................................       42,488
                                                                      ----------
            OIL - SERVICES - 0.59%
      900 * Smith International, Inc. .............................       40,388
                                                                      ----------

--------------------------------------------------------------------------------

 44                                     April 30, 1999 (Unaudited)
           SMALL CAP GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            OIL/GAS PRODUCERS - 1.45%
    2,400   Devon Energy Corp. ....................................   $   79,800
      900   Valero Energy Corp. ...................................       20,081
                                                                      ----------
                                                                          99,881
                                                                      ----------
            PAPER/FOREST PRODUCTS - 0.90%
    3,100   Universal Forest Products..............................       61,708
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 0.71%
    2,000   Allied Capital Corp. ..................................       36,000
      500   Arden Reality, Inc., ..................................       12,500
                                                                      ----------
                                                                          48,500
                                                                      ----------
            RESTAURANTS - 0.38%
      100 * Buca, Inc. ............................................        1,813
    1,000 * Foodmaker, Inc. .......................................       24,124
                                                                      ----------
                                                                          25,937
                                                                      ----------
            SCHOOLS - 4.75%
    1,200 * Advantage Learning Sys, Inc. ..........................       31,650
      700 * Argosy Education Group, Inc. ..........................        6,256
    4,200 * Bright Horizons Family Solutions, Inc. ................       90,300
    4,400 * Education Management Corp. ............................       87,727
    1,500 * ITT Educational Services, Inc. ........................       36,844
    2,300 * School Specialty, Inc. ................................       43,413
    1,200 * Sylvan Learning Systems, Inc. .........................       30,150
                                                                      ----------
                                                                         326,340
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 4.94%
    4,800 * ATMI, Inc. ............................................      110,400
      500   Brooks Automation, Inc. ...............................       10,750
    1,900 * Cognex Corp. ..........................................       55,100
    1,900 * GaSonics International Corp. ..........................       22,800
    4,000 * Intevac, Inc. .........................................       18,750
    1,600 * LAM Research Corp. ....................................       50,400
    2,700 * MKS Instruments, Inc. .................................       36,788
      900 * Veeco Instruments, Inc. ...............................       34,650
                                                                      ----------
                                                                         339,638
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTORS - 3.69%
    1,200 * Applied Micro Circuits Corp. ..........................   $   63,975
    3,600 * Cypress Semiconductor Corp. ...........................       36,900
    1,100 * Exar Corp. ............................................       22,138
      400 * Galileo Technology, Ltd. ..............................        9,200
      700 * hi/fn, Inc. ...........................................       37,800
    5,300 * Integrated Device Technology...........................       39,088
      600 * Microchip Technology, Inc. ............................       21,000
    1,200 * PLX Technology, Inc. ..................................       23,249
                                                                      ----------
                                                                         253,350
                                                                      ----------
            TELECOMMUNICATIONS - 9.55%
    2,500 * Allegiance Telecom, Inc. ..............................      115,000
    1,600   American Mobile Satellite Corp. .......................       27,600
    1,000 * Concentric Network Corp. ..............................       83,500
      100 * Convad Communications Group, Inc. .....................        9,600
    1,200 * Intermedia Communications, Inc. .......................       38,625
    1,900 * L-3 Communications Holdings............................       92,744
      600 * Metro One Telecommunications...........................        9,788
      700 * MMC Networks, Inc. ....................................       17,194
    1,700 * NEXTLINK Communications, Inc. .........................      124,525
    1,500 * Pairgain Technologies, Inc. ...........................       19,219
      100 * Razorfish, Inc. .......................................        4,350
      200 * Rhythms Netconnections, Inc. ..........................       16,500
    1,300 * Tekelec................................................       11,741
    1,400 * Teligent, Inc. ........................................       76,125
      200 * WinStar Communications, Inc. ..........................        9,725
                                                                      ----------
                                                                         656,236
                                                                      ----------
            TEXTILE - PRODUCTS - 0.79%
    3,800   Wellman, Inc. .........................................       54,412
                                                                      ----------
            UTILITIES - GAS, DISTRIBUTION - 0.32%
    1,700 * National-Oilwell, Inc. ................................       22,100
                                                                      ----------
            TOTAL COMMON STOCK
            (Cost $5,865,243)......................................    6,484,405
                                                                      ----------
            PREFERRED STOCK - 0.16%
      900   Tesoro Petroleum Corp. ................................       11,138
                                                                      ----------
            TOTAL PREFERRED STOCK
            (Cost $13,915).........................................       11,138
                                                                      ----------

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          GOVERNMENT SPONSORED SHORT TERM - 4.41%
          Federal Home Loan Bank
 $303,000 4.80% due 05/03/99......................................   $  302,919
                                                                     ----------
          TOTAL GOVERNMENT SPONSORED -
          SHORT TERM
          (Cost $302,919).........................................      302,919
                                                                     ----------
          TOTAL INVESTMENT
          (Cost $6,182,077) - 98.98%..............................    6,798,462
          Other assets less liabilities,
          net - 1.02%.............................................       70,333
                                                                     ----------
          NET ASSETS (equivalent to $11.95 per share for 139,827
          Class A shares; $11.88 per share for 185,427 Class B
          shares; $11.97 per share for 125,035 Class I shares and
          $11.98 per share for 125,000 Class II shares
          outstanding) - 100.00%..................................   $6,868,795
                                                                     ----------
          *Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     45
           SMALL CAP GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED



------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 575,289 shares outstanding.......... $     5,753
Additional paid in capital.......................................   5,861,768
Undistributed net realized gain on securities....................     414,154
Accumulated net investment loss..................................     (29,265)
Unrealized appreciation of securities............................     616,385
                                                                  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................ $ 6,868,795
                                                                  -----------




-------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,671,656 divided by 139,827 shares)......................  $     11.95
                                                                    -----------
Offering price per Class A share
(100/94.25 of $11.95)*............................................  $     12.68
                                                                    -----------
Net asset value and offering price per Class B
share ($2,203,235 divided by 185,427 shares)**....................  $     11.88
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($1,496,227 divided by
125,035 shares)...................................................  $     11.97
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($1,497,677 divided by
125,000 shares)...................................................  $     11.98
                                                                    -----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 46         SMALL CAP GROWTH FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends........................................................... $    6,733
Interest............................................................     10,613
                                                                     ----------
 Total investment income............................................     17,346
                                                                     ----------
EXPENSES:
Advisory fees.......................................................     24,447
Transfer agent fees.................................................      7,821
Custodian fees......................................................      3,965
Distribution fees:
 Class A............................................................      1,794
 Class B............................................................      7,725
Administrative service fee, Class I.................................      1,732
Registration and filing fees........................................     26,115
Audit fees and tax services.........................................      2,017
Accounting services.................................................        867
Trustees' fees and expenses.........................................        847
Report to shareholders..............................................        168
Miscellaneous.......................................................        236
                                                                     ----------
 Total expenses.....................................................     77,734
 Expense reimbursement (see Note 3).................................    (31,123)
                                                                     ----------
 Net expenses.......................................................     46,611
                                                                     ----------
NET INVESTMENT LOSS.................................................    (29,265)
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.....................................    414,154
Net unrealized appreciation of securities during the period.........    616,385
                                                                     ----------
  Net realized and unrealized gain on securities during the period..  1,030,539
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $1,001,274
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS

                                              For the six     For the period
                                              months ended    October 7, 1998
                                             April 30, 1999 to October 31, 1998
                                             ----------------------------------
OPERATIONS:
Net investment loss.........................   $  (29,265)        $    -
Net realized gain on securities.............      414,154              -
Net unrealized appreciation of securities
 during the period..........................      616,385              -
                                             ----------------------------------
 Increase in net assets resulting from
  operations................................    1,001,274              -
                                             ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................            -              -
 Class B....................................            -              -
 Class I....................................            -              -
 Class II...................................            -              -
                                             ----------------------------------
  Total distributions to shareholders from
   net investment income....................            -              -
                                             ----------------------------------
Net realized gain on securities
 Class A....................................            -              -
 Class B....................................            -              -
 Class I....................................            -              -
 Class II...................................            -              -
                                             ----------------------------------
  Total distributions to shareholders
   from net realized gain on securities.....            -              -
                                             ----------------------------------
Decrease in net assets resulting from
 distributions to shareholders..............            -              -
                                             ----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
 share transactions
 Class A....................................    1,422,354            975
 Class B....................................    1,942,813            975
 Class I....................................    1,249,429            975
 Class II...................................    1,249,025            975
                                             ----------------------------------
Total increase in net assets resulting from
 share transactions.........................    5,863,621          3,900
                                             ----------------------------------
TOTAL INCREASE IN NET ASSETS................    6,864,895          3,900
NET ASSETS:
 Beginning of year..........................        3,900              -
                                             ----------------------------------
 End of period (including accumulated net
  investment loss of $29,265 and $0)........   $6,868,795         $3,900
                                             ----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       -----------------------------------------  -----------------------------------------
                      For the six         For the period         For the six         For the period
                      months ended      October 7, 1998 to       months ended      October 7, 1998 to
                     April 30, 1999      October 31, 1998       April 30, 1999      October 31, 1998
                   -------------------  --------------------  -------------------  --------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------  --------------------  -------------------  --------------------
 Shares sold.....  144,891  $1,480,202        98   $    975   185,388  $1,943,495        98   $     975
 Shares issued
 for
 distributions
 reinvested......        -           -         -          -         -           -         -           -
 Shares
 repurchased.....   (5,162)    (57,848)        -          -       (59)       (682)        -           -
                   -------------------  --------------------  -------------------  --------------------
 Increase in
 shares
 outstanding.....  139,729   1,422,354        98         975  185,329   1,942,813        98         975
 Shares
 outstanding:
 Beginning of
 period..........       98         975         -           -       98         975         -           -
                   -------------------  --------------------  -------------------  --------------------
 End of period...  139,827  $1,423,329        98   $     975  185,427  $1,943,788        98   $     975
                   -------------------  --------------------  -------------------  --------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ---------------------------------------- ----------------------------------------
                      For the six       For the period         For the six       For the period
                      months ended    October 7, 1998 to       months ended    October 7, 1998 to
                     April 30, 1999    October 31, 1998       April 30, 1999    October 31, 1998
                   ------------------ --------------------- ------------------ ---------------------
                   Shares    Amount    Shares     Amount    Shares    Amount    Shares     Amount
                   ------------------ --------------------- ------------------ ---------------------
 Shares sold.....  124,938 $1,249,429        97   $     975 124,903 $1,249,025        97   $     975
 Shares issued
 for
 distributions
 reinvested......        -          -         -           -       -          -         -           -
 Shares
 repurchased.....        -          -         -           -       -          -         -           -
                   ------------------ --------------------- ------------------ ---------------------
 Increase in
 shares
 outstanding.....  124,938  1,249,429        97         975 124,903  1,249,025        97         975
 Shares
 outstanding:
 Beginning of
 period..........       97        975         -           -      97        975         -           -
                   ------------------ --------------------- ------------------ ---------------------
 End of period...  125,035 $1,250,404        97   $     975 125,000 $1,250,000        97   $     975
                   ------------------ --------------------- ------------------ ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     47
               INTERNATIONAL VALUE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           COMMON STOCKS - 98.17%

           AUTO - CARS - 2.93%
   19,600  Fiat SpA, Private.......................................   $   33,798
   13,000  Nissan Motor Co.........................................       49,906
      325  Peugeot, S.A............................................       53,979
    4,000  Suzuki Motor Corporation................................       56,998
                                                                      ----------
                                                                         194,681
                                                                      ----------
           BANKS - OTHER - 7.37%
    7,900  Aust & NZ Banking Group, Ltd............................       62,553
      300  Banque Paribas..........................................       32,021
      610  Banque Nationale De Paris...............................       50,625
    1,500  Foreningssparbanken AB..................................       32,917
    1,700  Royal Bank of Canada....................................       83,224
    6,000  Standard Charter, Plc...................................      108,230
    3,000  Sumitomo Bank...........................................       40,636
       73  UBS AG..................................................       24,815
    7,100  Westpac Banking Corp....................................       54,181
                                                                      ----------
                                                                         489,202
                                                                      ----------
           BANKS - REGIONAL - 1.14%
    2,400  Barclays, Plc...........................................       75,858
                                                                      ----------
           BEVERAGE -
           BREWERS/ DISTRIBUTORS - 3.38%
    5,000  Asahi Breweries.........................................       65,212
   18,500  Fraser & Neave, Ltd.....................................       81,892
      900  Heineken, Holding A.....................................       45,225
    3,920  South African Breweries, Ltd............................       32,437
                                                                      ----------
                                                                         224,766
                                                                      ----------
           BEVERAGE - SOFT DRINKS - 0.44%
    6,349  Coca-Cola Amatil, Ltd...................................       30,330
                                                                      ----------
           BROADCASTING - 0.87%
      190  Canal Plus..............................................       52,903
      600  News Corp, Ltd..........................................        5,026
                                                                      ----------
                                                                          57,929
                                                                      ----------
           BUILDING MATERIALS - 3.47%
    6,300  Cemex CPO SPON - ADR....................................       60,145
      330  Compagnie De Saint - Gobain.............................       56,730
    3,300  CRH, Plc................................................       65,108
       40  Holderbank Bearer Glarus AG, Class B....................       48,274
                                                                      ----------
                                                                         230,257
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           CHEMICAL - MAJOR - 0.74%
    2,500  BOC Group, Plc..........................................   $   39,549
      100  DSM, NV.................................................        9,675
                                                                      ----------
                                                                          49,224
                                                                      ----------
           CHEMICAL - MISCELLANEOUS - 0.75%
    1,050  Hoechst AG..............................................       49,819
                                                                      ----------
           CONGLOMERATES - 3.22%
    5,300  Broken Hill Proprietary Co..............................       59,896
    5,000  Hutchison Whampoa.......................................       44,834
    1,150  Preussag AG.............................................       60,586
   45,000  Singapore Technology....................................       48,870
                                                                      ----------
                                                                         214,186
                                                                      ----------
           CONSUMER FINANCE - 0.78%
      600  Nichiei Co., Ltd........................................       52,052
                                                                      ----------
           COSMETICS/TOILETRIES - 1.47%
    2,900  Reckitt & Colman, Plc...................................       34,641
    4,000  Shiseido Co., Ltd.......................................       63,033
                                                                      ----------
                                                                          97,674
                                                                      ----------
           DRUGS - 4.71%
    2,000  Astrazeneca, Plc........................................       77,877
    2,320  Astrazeneca (SEK).......................................       90,540
       26  Novartis AG.............................................       38,101
    3,000  Sankyo Co...............................................       62,991
    1,000  Takeda Chemical Industries..............................       43,503
                                                                      ----------
                                                                         313,012
                                                                      ----------
           ELECTRIC PRODUCTS -
           MISCELLANEOUS - 2.17%
    1,900  ASM Lithography Holdings, N.V...........................       80,199
      860  Siemens Ag..............................................       63,686
                                                                      ----------
                                                                         143,885
                                                                      ----------
           ELECTRICAL EQUIPMENT - 6.71%
      700  Hirose Electric Co., Ltd................................       65,128
      700  Mabuchi Motor Co. Ltd...................................       53,976
    2,000  Murata Manufacturing Co., Ltd...........................      114,498
    6,000  NEC Corporation.........................................       71,716
    1,500  Sony Corp...............................................      140,118
                                                                      ----------
                                                                         445,436
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRONIC INSTRUMENTS - 1.83%
    1,000   Advantest Corp.........................................   $   76,528
      300   Keyence Corp...........................................       44,768
                                                                      ----------
                                                                         121,296
                                                                      ----------
            ENTERTAINMENT - 0.92%
      500   Nintendo Co., Ltd......................................       46,646
      200   Sony Music Entertainment, Inc..........................       14,585
                                                                      ----------
                                                                          61,231
                                                                      ----------
            FINANCE COMPANIES - 2.76%
    4,600   3I Group...............................................       50,215
    3,400   Lend Lease Corp., Ltd..................................       45,821
    1,100   Newcourt Credit Group, Inc.............................       30,901
      700   Orix Corp..............................................       56,386
                                                                      ----------
                                                                         183,323
                                                                      ----------
            FINANCIAL SERVICES - 1.47%
      666   Deutsche Bank AG.......................................       38,751
      100   Shohkoh Fund & Co., Ltd................................       58,674
                                                                      ----------
                                                                          97,425
                                                                      ----------
            FOODS - 2.45%
    3,800   Cadbury Schweppes, Plc.................................       50,951
      200   Groupe Damone..........................................       53,220
       10   Nestle, S.A............................................       18,526
   13,500   Tesco, Plc.............................................       39,990
                                                                      ----------
                                                                         162,687
                                                                      ----------
            HEAVY DUTY TRUCKS/PARTS - 0.95%
    4,100   Bombardier, Inc........................................       62,785
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 2.08%
    4,600 * Asustek Computer, Inc..................................       62,192
    1,000   TDK Corp...............................................       75,689
                                                                      ----------
                                                                         137,881
                                                                      ----------
            INFORMATION PROCESSING -
            NETWORKING - 0.55%
    1,000   New Bridge Networks Corp...............................       36,622
                                                                      ----------
            INSURANCE - CASUALTY - 0.25%
    3,000   Mitsui Marine & Fire...................................       16,647
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 0.30%
        9   Schweizerische Rueckversicherungs -
            Gesellschaft...........................................       19,715
                                                                      ----------

--------------------------------------------------------------------------------

 48                                     April 30, 1999 (Unaudited)
          INTERNATIONAL VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                              MARKET
 OF SHARES                                                            VALUE

------------------------------------------------------------------------------
            INSURANCE - MULTILINE - 2.45%
      550   AEGON, N.V...........................................   $   52,802
    1,800   Assicurazioni Generali ORD...........................       70,171
    4,700   Royal & Sun Alliance Insurance Group.................       40,010
                                                                    ----------
                                                                       162,983
                                                                    ----------
            LEISURE TIME - 0.71%
    5,600   EMI Group, Plc.......................................       47,289
                                                                    ----------
            LODGING - 0.76%
      190   Accor, S.A...........................................       50,150
                                                                    ----------
            MACHINE TOOLS - 0.52%
    2,000   THK Co., Ltd.........................................       34,701
                                                                    ----------
            MACHINERY - INDUSTRIAL/ SPECIALTY - 5.72%
   16,900   Invensys, Plc........................................       86,809
    1,800   Mannesmann AG........................................      237,266
    6,700   TI Group, Plc........................................       55,743
                                                                    ----------
                                                                       379,818
                                                                    ----------
            MEDICAL TECHNOLOGY - 1.84%
    1,100   Degussa Ag...........................................       48,060
    1,000   Hoya Corp............................................       52,388
    1,000   Terumo Corp..........................................       21,793
                                                                    ----------
                                                                       122,241
                                                                    ----------
            MERCHANDISING - DEPARTMENT - 0.56%
    6,000   Mycal Corp...........................................       37,216
                                                                    ----------
            MERCHANDISING - FOOD - 0.56%
    1,000   Koninklijke Ahold, N.V...............................       37,185
                                                                    ----------
            MERCHANDISING - MASS - 1.38%
    2,200 * Cifra SA de CV - ADR.................................       43,175
    9,100   Coles Myer, Ltd......................................       48,332
                                                                    ----------
                                                                        91,507
                                                                    ----------
            MISCELLANEOUS - 1.67%
    2,900   De Beers Cons Mines - ADR............................       71,050
    2,100   Metallgesellschaft AG................................       40,122
                                                                    ----------
                                                                       111,172
                                                                    ----------
            OIL - INTEGRATED INTERNATIONAL - 2.27%
    9,600   Eni, Spa.............................................       63,271
      850   Norsk Hydro ASA......................................       38,070
    6,600   Shell Transport & Trading Co.........................       49,393
                                                                    ----------
                                                                       150,734
                                                                    ----------

  NUMBER                                                              MARKET
 OF SHARES                                                            VALUE

------------------------------------------------------------------------------
           OIL/GAS PRODUCERS - 1.38%
     270   Total SA, Class B.....................................   $   37,018
   8,000   Woodside Petroleum, Ltd...............................       54,508
                                                                    ----------
                                                                        91,526
                                                                    ----------
           PAPER/FOREST PRODUCTS - 1.05%
   2,300   UPM-Kymmene Oyj.......................................       69,740
                                                                    ----------
           PHOTOGRAPHY - 0.21%
   1,000   Nikon Corp............................................       13,746
                                                                    ----------
           PUBLISHING - NEWS - 2.58%
     850   News Corp., Ltd. - ADR................................       25,978
   5,800   Reuters Group, Plc....................................       78,420
   2,300   Thomson Corp..........................................       66,975
                                                                    ----------
                                                                       171,373
                                                                    ----------
           REAL ESTATE INVESTMENT TRUSTS - 0.66%
   5,000   Sun Hung Kai Properties, Ltd..........................       43,867
                                                                    ----------
           SECURITIES RELATED - 0.81%
   5,000   Nomura Securities.....................................       53,980
                                                                    ----------
           SEMICONDUCTOR EQUIPMENT - 1.72%
   2,000   Tokyo Electron, Limited...............................      113,995
                                                                    ----------
           SEMICONDUCTORS - 2.03%
     720   STMicroelectronics, N.V...............................       75,102
   2,500 * Taiwan Semiconductor - ADR............................       60,000
                                                                    ----------
                                                                       135,102
                                                                    ----------
           TELECOMMUNICATIONS - 6.49%
   5,100   Colt TelecomGroup.....................................       94,538
     100   Ericsson LMTEL Co. - ADR, Series B....................        2,700
   1,300   Ericsson LMTEL Co., Series B..........................       34,157
   2,300   Nokia Oyj, Class A....................................      177,500
       1   NTT Mobile Communications.............................       58,674
   2,500   Orange, Plc...........................................       33,882
   1,000   Teleglobe.............................................       29,291
                                                                    ----------
                                                                       430,742
                                                                    ----------
           TOBACCO - 0.72%
      28   CIE Financ Richemont - UTS, Class A...................       47,665
                                                                    ----------
           UTILITIES - COMMUNICATION - 7.50%
   2,300   Deutsche Telekom AG...................................       90,757
       4   NTT Corp. ............................................       43,586
     155   Swisscom AG...........................................       56,963
   6,000   Telecom Italia, SpA...................................       63,918

  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE

-----------------------------------------------------------------------------
           UTILITIES - COMMUNICATION - Continued
   15,300  Telecom Italia, SpA - RNC...........................   $   82,386
    1,336  Telefonica, S.A. ...................................       62,682
      900  Telefonos De Mexico - ADR...........................       68,175
    5,000  TIM, SpA............................................       29,833
                                                                  ----------
                                                                     498,300
                                                                  ----------
           UTILITIES - MISCELLANEOUS - 0.46%
      180  Suez Lyonnaise Des Eaux.............................       30,659
                                                                  ----------
           WATER SERVICES - 0.41%
    2,400  United Utilities, Plc. .............................       27,165
                                                                  ----------
           TOTAL COMMON STOCK
           (Cost $5,485,500)...................................    6,520,779
                                                                  ----------
           RIGHTS - 0.04%
    1,150  Preussag AG, expiring 05/03/99......................        1,198
    1,336  Telefonica, S.A., expiring 5/20/99..................        1,244
                                                                  ----------
                                                                       2,442
                                                                  ----------
           TOTAL RIGHTS
           (Cost $0)...........................................        2,442
                                                                  ----------
    PAR
   VALUE
 ---------
           UNITED STATES GOVERNMENT SHORT TERM - 6.58%
           GOVERNMENT SPONSORED - 6.58%
 $437,000  Federal Home Loan Bank,
           4.80% due 05/03/99..................................      437,000
                                                                  ----------
           TOTAL UNITED STATES GOVERNMENT - SHORT TERM
           (Cost $437,000).....................................      437,000
                                                                  ----------
           TOTAL INVESTMENT
           (Cost $5,922,500) - 104.79%.........................    6,960,221
           Other assets less liabilities,
           net - (4.79)%.......................................     (318,217)
                                                                  ----------
           NET ASSETS (equivalent to $12.19 per share for
           133,776 Class A shares; $12.12 per share for 160,324
           Class B shares; $12.19 per share for 126,523 Class I
           shares and $12.20 per share for 125,092 Class II
           shares outstanding) - 100.00%.......................   $6,642,004
                                                                  ----------
           *Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     49
          INTERNATIONAL VALUE FUND - STATEMENT OF NET ASSETS CONTINUED FORWARD CURRENCY CONTRACTS

-------------------------------------------------------------------------
                                                             Unrealized
                              Settlement   Face    Market   Appreciation
         Long/Short            Date(s)    Value    Value   (Depreciation)
-------------------------------------------------------------------------
 26,499 EUR /     30,000 USD  05/10/1999 $ 30,000 $ 28,049    $(1,951)
 40,000 USD /  4,526,800 JPY  05/17/1999   40,000   41,977      1,977
 19,357 EUR /  2,492,070 JPY  07/06/1999   20,876   20,364       (512)
 39,000 USD /  4,431,570 JPY  08/02/1999   39,000   40,377      1,377
 21,000 USD /  2,305,170 JPY  08/04/1999   21,000   22,424      1,424
  7,503 EUR /      4,973 GPB  08/04/1999    7,943    7,941         (2)
153,000 USD / 17,870,400 JPY  08/27/1999  153,000  153,759        759
            -------------------------------------------------------------
                                         $311,819 $314,891    $ 3,072
            -------------------------------------------------------------




-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized; 545,715 shares outstanding......................  $    5,457
Additional paid in capital.........................................   5,513,210
Undistributed net realized gain on securities
and foreign currency transactions..................................      73,969
Undistributed net investment income................................       8,603
Unrealized appreciation (depreciation) of:
 Investments............................................ $1,037,721
 Foreign currency translation...........................        (28)
 Forward currency contracts.............................      3,072   1,040,765
                                                         ----------  ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING..............................................  $6,642,004
                                                                     ----------


-------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,630,295 divided by 133,776 shares)........................ $    12.19
                                                                     ----------
Offering price per Class A share
(100/94.25 of $12.19)*.............................................. $    12.93
                                                                     ----------
Net asset value and offering price per Class B
share ($1,943,346 divided by 160,324 shares)**...................... $    12.12
                                                                     ----------
Net asset value, offering price and redemption
price per Class I share ($1,542,225 divided by
126,523 shares)..................................................... $    12.19
                                                                     ----------
Net asset value, offering price and redemption
price per Class II share ($1,526,138 divided by
125,092 shares)..................................................... $    12.20
                                                                     ----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset
   value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 50       INTERNATIONAL VALUE FUND - FINANCIAL STATEMENTS (Unaudited)
STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $4,655)........  $   32,507
Interest......................................................      11,347
                                                                ----------
 Total investment income......................................      43,854
                                                                ----------
EXPENSES:
Advisory fees.................................................      27,580
Transfer agent fees...........................................       7,446
Custodian fees................................................       3,806
Distribution fees:
 Class A......................................................       1,714
 Class B......................................................       7,276
Administrative service fee, Class I...........................       1,682
Registration and filing fees..................................      26,116
Audit fees and tax services...................................       1,930
Accounting services...........................................         831
Trustees' fees and expenses...................................         808
Report to shareholders........................................         126
Miscellaneous.................................................         203
                                                                ----------
 Total expenses...............................................      79,518
 Expense reimbursement (see Note 3)...........................     (45,856)
                                                                ----------
 Net Expenses.................................................      33,662
                                                                ----------
NET INVESTMENT INCOME.........................................      10,192
                                                                ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
 CURRENCIES:
Net realized gain on securities:
 Investments........................................ $  70,174
 Foreign currency transactions......................     3,462
 Forward currency contracts.........................       333      73,969
                                                     ---------
Net unrealized appreciation (depreciation) during the period on:
 Investments........................................ 1,037,721
 Foreign currency translation.......................       (28)
 Forward currency contracts.........................     3,072   1,040,765
                                                     ---------  ----------
  Net realized and unrealized gain on securities and
   foreign currencies during the period.......................   1,114,734
                                                                ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............  $1,124,926
                                                                ----------

STATEMENT OF CHANGES IN NET ASSETS

                                               For the six     For the period
                                               months ended  October 7, 1998 to
                                              April 30, 1999  October 31, 1998
                                              ---------------------------------
OPERATIONS:
Net investment income........................   $   10,192         $    -
Net realized gain on investments and foreign
 currencies..................................       73,969              -
Net unrealized appreciation of investments
 and
 foreign currencies during the period........    1,040,765              -
                                              ---------------------------------
 Increase in net assets resulting from
  operations.................................    1,124,926              -
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A.....................................         (170)             -
 Class B.....................................            -              -
 Class I.....................................         (440)             -
 Class II....................................         (979)             -
                                              ---------------------------------
  Total distributions to shareholders from
   net investment income.....................       (1,589)             -
                                              ---------------------------------
Net realized gain on securities
 Class A.....................................            -              -
 Class B.....................................            -              -
 Class I.....................................            -              -
 Class II....................................            -              -
                                              ---------------------------------
  Total distributions to shareholders
   from net realized gain on securities......            -              -
                                              ---------------------------------
Decrease in net assets resulting from
 distributions to shareholders...............       (1,589)             -
                                              ---------------------------------
Net increase in net assets resulting from
 share transactions
 Class A.....................................    1,349,420            900
 Class B.....................................    1,648,238            900
 Class I.....................................    1,267,330            900
 Class II....................................    1,250,079            900
                                              ---------------------------------
Total increase in net assets resulting from
 share transactions..........................    5,515,067          3,600
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS.................    6,638,404          3,600
NET ASSETS:
 Beginning of year...........................        3,600              -
                                              ---------------------------------
 End of period (including undistributed net
  investment income of $8,603 and $0)........   $6,642,004         $3,600
                                              ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------  -----------------------------------------
                      For the six        For the period         For the six         For the period
                      months ended     October 7, 1998 to       months ended      October 7, 1998 to
                     April 30, 1999     October 31, 1998       April 30, 1999      October 31, 1998
                   ------------------- --------------------  -------------------  --------------------
                   Shares     Amount    Shares     Amount    Shares     Amount     Shares     Amount
                   ------------------- --------------------  -------------------  --------------------
 Shares sold.....  133,927  $1,352,286        90   $    900  160,340  $1,649,499         90   $    900
 Shares issued
 for
 distributions
 reinvested......       16         170         -          -        -           -          -          -
 Shares
 repurchased.....     (257)    (3,036)         -          -     (106)     (1,261)         -          -
                   ------------------- --------------------  -------------------  --------------------
 Increase in
 shares
 outstanding.....  133,686   1,349,420        90        900  160,234   1,648,238         90        900
 Shares
 outstanding:
 Beginning of
 period..........       90         900         -          -       90         900          -          -
                   ------------------- --------------------- -------------------  --------------------
 End of period...  133,776  $1,350,320        90   $    900  160,324  $1,649,138         90  $     900
                   ------------------- --------------------- ------------------- ---------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ---------------------------------------- ----------------------------------------
                      For the six       For the period         For the six       For the period
                      months ended    October 7, 1998 to       months ended    October 7, 1998 to
                     April 30, 1999    October 31, 1998       April 30, 1999    October 31, 1998
                   ------------------ --------------------- ------------------ ---------------------
                   Shares    Amount    Shares     Amount    Shares    Amount    Shares     Amount
                   ------------------ --------------------- ------------------ ---------------------
 Shares sold.....  126,392 $1,266,890        90   $     900 124,910 $1,249,100        90   $     900
 Shares issued
 for
 distributions
 reinvested......       41        440         -           -      92        979         -           -
 Shares
 repurchased.....        -          -         -           -       -          -         -           -
                   ------------------ --------------------- ------------------ ---------------------
 Increase in
 shares
 outstanding.....  126,433  1,267,330        90         900 125,002  1,250,079        90         900
 Shares
 outstanding:
 Beginning of
 period..........       90        900         -           -      90        900         -           -
                   ------------------ --------------------- ------------------ ---------------------
 End of period...  126,523 $1,268,230        90   $     900 125,092 $1,250,979        90   $     900
                   ------------------ --------------------- ------------------ ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     51
                 LARGE CAP VALUE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            COMMON STOCK - 99.19%

            AEROSPACE/DEFENSE - 1.69%
      900   The B.F. Goodrich Co. ................................   $    35,774
      600   United Technologies Corp. ............................        86,925
                                                                     -----------
                                                                         122,699
                                                                     -----------

            AUTO - CARS - 2.76%
    2,200   Ford Motor Co. .......................................       140,662
      500   General Motors Corp. .................................        44,469
      700   Meritor Automotive, Inc. .............................        14,831
                                                                     -----------
                                                                         199,962
                                                                     -----------

            BANKS - NEW YORK CITY - 5.04%
    3,600   Citigroup, Inc. ......................................       270,899
      700   J.P. Morgan & Co., Inc. ..............................        94,325
                                                                     -----------
                                                                         365,224
                                                                     -----------

            BANKS - OTHER - 6.84%

    3,000   Bank of America Corp. ................................       216,000
      600   First Union Corp. ....................................        33,224
    2,100   Fleet Financial Group, Inc. ..........................        90,431
    1,900 * Unionbancal Corp. ....................................        64,838
    2,100   Wells Fargo Company...................................        90,694
                                                                     -----------
                                                                         495,187
                                                                     -----------

            BANKS - REGIONAL - 5.06%
    2,200   Bank One Corp. .......................................       129,800
    1,900   Chase Manhattan Corp. ................................       157,225
      600   KeyCorp. .............................................        18,563
    2,800   Pacific Century Financial Corp. ......................        60,900
                                                                     -----------
                                                                         366,488
                                                                     -----------

            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.91%
      900   Anheuser-Busch Companies, Inc. .......................        65,812
                                                                     -----------

            BROADCASTING - 0.94%
    1,300   U S WEST, Inc. .......................................        68,005
                                                                     -----------

            BUILDING MATERIALS - 1.93%
    1,200   Sherwin-Williams Co. .................................        37,348
      600   Southdown, Inc. ......................................        38,438
    1,100   USG Corp. ............................................        64,213
                                                                     -----------
                                                                         139,999
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------

            CHEMICAL - MAJOR - 1.16%
      500   Du Pont (E.I.) de Nemours & Co. ......................   $    35,312
    2,000   Solutia, Inc. ........................................        48,750
                                                                     -----------
                                                                          84,062
                                                                     -----------

            CHEMICAL - MISCELLANEOUS - 0.91%
      600 * FMC Corp. ............................................        39,000
    1,700 * W.R. Grace & Co. .....................................        27,093
                                                                     -----------
                                                                          66,093
                                                                     -----------

            CONGLOMERATES - 0.50%
    1,400   Ogden Corp. ..........................................        36,137
                                                                     -----------

            CONTAINERS - METAL/GLASS - 0.46%
      600   Ball Corp. ...........................................        32,962
                                                                     -----------

            DRUGS - 2.05%
      900   Allergan, Inc. .......................................        80,887
    1,800   Bergen Brunswig Corp., Class A........................        34,200
      600   Pharmacia & Upjohn, Inc. .............................        33,600
                                                                     -----------
                                                                         148,687
                                                                     -----------

            ENTERTAINMENT - 0.68%
      700   Time Warner, Inc. ....................................        49,000
                                                                     -----------

            FINANCIAL SERVICES - 1.66%
    1,400   Countrywide Credit Industries, Inc. ..................        63,437
    2,100   Heller Financial, Inc. ...............................        56,963
                                                                     -----------
                                                                         120,400
                                                                     -----------

            FOODS - 1.98%
      800   Dean Foods Co. .......................................        28,550
    2,800   IBP, Inc. ............................................        56,700
      900   Quaker Oats Co. ......................................        58,106
                                                                     -----------
                                                                         143,356
                                                                     -----------

            GOVERNMENT SPONSORED - 1.37%
    1,400   Federal National Mortgage Association.................        99,313
                                                                     -----------

            HEALTHCARE - 1.44%
      600 * PacifiCare Health System, Inc., Class B ..............        47,869
      800 * Wellpoint Health Networks, Inc. ......................        56,200
                                                                     -----------
                                                                         104,069
                                                                     -----------

  NUMBER                                                          MARKET
 OF SHARES                                                         VALUE

-------------------------------------------------------------------------------
            HEAVY DUTY TRUCKS/PARTS - 1.27%
      800 * Navistar International Corp. ....................   $    41,850
      900   PACCAR, Inc. ....................................        50,400
                                                                -----------
                                                                     92,250
                                                                -----------

            HOUSEHOLD PRODUCTS - 0.86%
    1,700   Premark International, Inc. .....................        62,581
                                                                -----------

            INFORMATION PROCESSING - COMPUTER HARDWARE
            SYSTEMS - 1.21%
    1,900 * Apple Computer, Inc. ............................        87,400
                                                                -----------

            INFORMATION PROCESSING -
            DATA SERVICES - 6.64%
    1,300   International Business Machine Corp. ............       271,944
    3,200   Reynolds and Reynolds Co., Class A...............        73,000
    2,300 * Seagate Technology, Inc. ........................        64,113
    2,300 * Unisys Corp. ....................................        72,306
                                                                -----------
                                                                    481,363
                                                                -----------

            INSURANCE - CASUALTY - 0.84%
    2,000   Everest Reinsurance Holdings.....................        60,625
                                                                -----------

            INSURANCE - LIFE - 0.61%
    1,400   Conseco, Inc. ...................................        44,188
                                                                -----------

            INSURANCE - MISCELLANEOUS - 0.80%
      500   Ambac Financial Group, Inc. .....................        30,188
      500   PMI Group, Inc. .................................        27,906
                                                                -----------
                                                                     58,094
                                                                -----------

            INSURANCE - MULTILINE - 4.78%
    2,400   Allstate Corp. ..................................        87,300
    1,300   American International Group, Inc. ..............       152,669
      800   Marsh & McLennan Companies, Inc..................        61,250
    2,300   Old Republic International Corp. ................        44,994
                                                                -----------
                                                                    346,213
                                                                -----------

            LEISURE TIME - 0.94%
    1,300 * Sabre Group Holdings, Inc. ......................        67,763
                                                                -----------

            MACHINERY - INDUSTRIAL/SPECIALTY - 1.15%
    1,200   Ingersoll-Rand Co. ..............................        83,025
                                                                -----------

--------------------------------------------------------------------------------

 52                                     April 30, 1999 (Unaudited)
            LARGE CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - 0.90%
      600 * Best Buy Co., Inc. ....................................   $   28,650
      600   Circuit City Stores, Inc. .............................       36,900
                                                                      ----------
                                                                          65,550
                                                                      ----------

            MERCHANDISING - DEPARTMENT - 1.62%
      900 * Federated Department Stores, Inc. .....................       42,019
    1,900   May Department Stores Co. .............................       75,644
                                                                      ----------
                                                                         117,663
                                                                      ----------

            MERCHANDISING - FOOD - 0.85%
    1,200   Albertsons, Inc. ......................................       61,800
                                                                      ----------

            MERCHANDISING - MASS - 0.82%
    4,000 * KMart Corp. ...........................................       59,500
                                                                      ----------

            METALS - ALUMINUM - 0.77%
      900   Alcoa, Inc. ...........................................       56,025
                                                                      ----------

            METALS - MISCELLANEOUS - 0.37%
    1,400   Engelhard Corp. .......................................       26,863
                                                                      ----------

            OIL - INTEGRATED DOMESTIC - 1.71%
      700   Amerada Hess Corp. ....................................       39,900
      900   Burlington Resources, Inc. ............................       41,456
    1,000   Kerr-McGee Corp. ......................................       42,375
                                                                      ----------
                                                                         123,731
                                                                      ----------

            OIL - INTEGRATED INTERNATIONAL - 5.85%
      500   Chevron Corp. .........................................       49,875
    3,000   Exxon Corp. ...........................................      249,188
      700   Mobil Corp. ...........................................       73,325
      700   Murphy Oil Corp. ......................................       32,856
      300   Texaco, Inc. ..........................................       18,825
                                                                      ----------
                                                                         424,069
                                                                      ----------

            OIL/GAS PRODUCERS - 1.20%
    1,400   Apache Corp. ..........................................       42,963
    1,900   Ultramar Diamond Shamrock..............................       43,819
                                                                      ----------
                                                                          86,782
                                                                      ----------

            PAPER/FOREST PRODUCTS - 1.89%
    1,100   Boise Cascade Corp. ...................................       44,274
      600   Georgia-Pacific Corp. .................................       55,500
      600   Kimberly-Clark Corp. ..................................       36,788
                                                                      ----------
                                                                         136,562
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------

            PUBLISHING - NEWS - 0.52%
      700   Knight-Ridder, Inc. ...................................   $   37,669
                                                                      ----------
            RAILROAD - 0.66%
    1,300   Burlington Northern Santa Fe...........................       47,613
                                                                      ----------

            RESTAURANTS - 1.07%
    1,200 * Tricon Global Restaurants, Inc. .......................       77,250
                                                                      ----------

            SAVINGS & LOAN - 2.08%
    2,600   Charter One Financial, Inc. ...........................       81,250
    1,700   Dime Bancorp, Inc. ....................................       39,206
      300   Golden West Financial Corp. ...........................       30,038
                                                                      ----------
                                                                         150,494
                                                                      ----------

            SECURITIES RELATED - 2.70%
      800   Lehman Brothers Holdings, Inc. ........................       44,450
      500   Merrill Lynch & Co., Inc. .............................       41,969
    1,100   Morgan Stanley Dean Witter Discover....................      109,106
                                                                      ----------
                                                                         195,525
                                                                      ----------

            TELECOMMUNICATIONS - 1.25%
    1,100 * MCI Worldcom, Inc. ....................................       90,406
                                                                      ----------

            UTILITIES - COMMUNICATION - 11.71%
    2,000   Ameritech Corp. .......................................      136,875
    3,798   AT&T - Liberty Media Group.............................      191,799
    2,500   Bell Atlantic Corp. ...................................      144,063
    3,300   BellSouth Corp. .......................................      147,675
    1,400   GTE Corp. .............................................       93,713
    2,400   SBC Communications, Inc. ..............................      134,400
                                                                      ----------
                                                                         848,525
                                                                      ----------

            UTILITIES - ELECTRIC - 6.27%
      900   Allegheny Energy, Inc. ................................       30,656
      800   Ameren Corp. ..........................................       30,950
    1,400   Central & South West Corp. ............................       34,738
    1,200   Cinergy Corp. .........................................       35,775
    1,300   Conectiv, Inc. ........................................       31,119
      900   Constellation Energy Group, Inc. ......................       25,313
    1,000   DTE Energy Co. ........................................       40,813
    1,300   FirstEnergy Corp. .....................................       38,594
      900   GPU, Inc. .............................................       34,313
    1,300   Kansas City Power & Light Co. .........................       34,775
    1,200   New Century Energies, Inc. ............................       42,000
      700   PP&L Resources, Inc. ..................................       19,556
      500   Peco Energy Co. .......................................       23,719
      800   Public Service Enterprise Group, Inc. .................       32,000
                                                                      ----------
                                                                         454,321
                                                                      ----------

  NUMBER                                                              MARKET
 OF SHARES                                                            VALUE

-------------------------------------------------------------------------------

           UTILITIES - GAS, DISTRIBUTION - 0.47%
    1,700  MCN Energy Group, Inc. ...............................   $   33,894
                                                                    ----------
           TOTAL COMMON STOCK
           (Cost $6,338,282).....................................    7,185,199
                                                                    ----------
    PAR
   VALUE
 ---------
           UNITED STATES GOVERNMENT -
           SHORT TERM - 1.52%
           GOVERNMENT SPONSORED - 1.52%
 $110,000  Federal Home Loan Bank,
           4.80% due 05/03/99....................................      109,971
                                                                    ----------
           TOTAL UNITED STATES GOVERNMENT -
           SHORT TERM
           (Cost $109,971).......................................      109,971
                                                                    ----------
           TOTAL INVESTMENTS
           (Cost $6,448,253) - 100.71%...........................    7,295,170
           Other assets less liabilities,
           net - (0.71%).........................................      (51,227)
                                                                    ----------
           NET ASSETS (equivalent to $11.60 per share for 156,123
           Class A shares; $11.55 per share for 217,976 Class B
           shares; $11.59 per share for 125,714 Class I shares
           and $11.59 per share for 125,737 Class II shares
           outstanding) - 100.00%................................   $7,243,943
                                                                    ----------
           *Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     53
            LARGE CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED


------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 625,550 shares outstanding.......... $     6,253
Additional paid in capital.......................................   6,345,915
Undistributed net realized gain on securities....................      46,138
Undistributed net investment income..............................      (1,280)
Unrealized appreciation of securities............................     846,917
                                                                  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................ $ 7,243,943
                                                                  -----------




-------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,810,633 divided by 156,123 shares)....................... $     11.60
                                                                    -----------
Offering price per Class A share
(100/94.25 of $11.60)*............................................. $     12.31
                                                                    -----------
Net asset value and offering price per Class B
share ($2,517,855 divided by 217,976 shares)**..................... $     11.55
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($1,457,538 divided by
125,714 shares).................................................... $     11.59
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($1,457,917 divided by
125,737 shares).................................................... $     11.59
                                                                    -----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset
   value less any applicable contingent deferred sales
   charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 54         LARGE CAP VALUE FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends............................................................. $ 53,003
Interest..............................................................    3,987
                                                                       --------
 Total investment income..............................................   56,990
                                                                       --------
EXPENSES:
Advisory fees.........................................................   14,115
Transfer agent fees...................................................    7,578
Custodian fees........................................................    3,896
Distribution fees:
 Class A..............................................................    1,763
 Class B..............................................................    8,070
Administrative service fee, Class I...................................    1,638
Registration and filing fees..........................................   26,115
Audit fees and tax services...........................................    1,972
Accounting services...................................................      851
Trustees' fees and expenses...........................................      823
Report to shareholders................................................      177
Miscellaneous.........................................................      204
                                                                       --------
 Total expenses.......................................................   67,202
 Expense reimbursement (see Note 3)...................................  (29,618)
                                                                       --------
 Net expenses.........................................................   37,584
                                                                       --------
NET INVESTMENT INCOME.................................................   19,406
                                                                       --------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.......................................   46,138
Net unrealized appreciation of securities during the period...........  846,917
                                                                       --------
  Net realized and unrealized gain on securities during the period....  893,055
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $912,461
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                              For the six     For the period
                                              months ended  October 7, 1998 to
                                             April 30, 1999  October 31, 1998
                                             ---------------------------------
OPERATIONS:
Net investment income.......................   $   19,406         $    -
Net realized gain on securities.............       46,138              -
Net unrealized appreciation of securities
during the period...........................      846,917              -
                                             ---------------------------------
 Increase in net assets resulting from
 operations.................................      912,461              -
                                             ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................       (5,211)             -
 Class B....................................         (565)             -
 Class I....................................       (6,632)             -
 Class II...................................       (8,278)             -
                                             ---------------------------------
  Total distributions to shareholders from
  net investment income.....................      (20,686)             -
                                             ---------------------------------
Net realized gain on securities
 Class A....................................            -              -
 Class B....................................            -              -
 Class I....................................            -              -
 Class II...................................            -              -
                                             ---------------------------------
  Total distributions to shareholders
  from net realized gain on securities......            -              -
                                             ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............      (20,686)             -
                                             ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................    1,583,523            725
 Class B....................................    2,250,916            725
 Class I....................................    1,257,275            725
 Class II...................................    1,257,554            725
                                             ---------------------------------
Total increase in net assets resulting from
share transactions..........................    6,349,268          2,900
                                             ---------------------------------
TOTAL INCREASE IN NET ASSETS................    7,241,043          2,900
NET ASSETS:
 Beginning of year..........................        2,900              -
                                             ---------------------------------
 End of period (including undistributed net
 investment income of ($1,280) and $0)......   $7,243,943         $2,900
                                             ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       -----------------------------------------  -----------------------------------------
                      For the six         For the period         For the six         For the period
                      months ended      October 7, 1998 to       months ended      October 7, 1998 to
                     April 30, 1999      October 31, 1998       April 30, 1999      October 31, 1998
                   -------------------  --------------------  -------------------  --------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------  --------------------  -------------------  --------------------
 Shares sold.....  157,104  $1,594,817         72   $    725  218,195  $2,254,324         72   $    725
 Shares issued
 for
 distributions
 reinvested......      462       5,211          -          -       52         565          -          -
 Shares
 repurchased.....   (1,515)    (16,505)         -          -     (343)     (3,973)         -          -
                   -------------------  -------------------- --------------------  --------------------
 Increase in
 shares
 outstanding.....  156,051   1,583,523         72        725  217,904   2,250,916         72        725
 Shares
 outstanding:
 Beginning of
 period..........       72         725          -          -       72         725          -          -
                   -------------------  -------------------- --------------------  --------------------
 End of period...  156,123  $1,584,248         72   $    725  217,976  $2,251,641         72   $    725
                   -------------------  -------------------- --------------------  --------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ---------------------------------------- ----------------------------------------
                      For the six       For the period         For the six       For the period
                      months ended    October 7, 1998 to       months ended    October 7, 1998 to
                     April 30, 1999    October 31, 1998       April 30, 1999    October 31, 1998
                   ------------------ --------------------- ------------------ ---------------------
                   Shares    Amount    Shares     Amount    Shares    Amount    Shares     Amount
                   ------------------ --------------------- ------------------ ---------------------
 Shares sold.....  125,051 $1,250,643        73   $     725 124,927 $1,249,276        73   $     725
 Shares issued
 for
 distributions
 reinvested......      590      6,632         -           -     737      8,278         -           -
 Shares
 repurchased.....        -          -         -           -       -          -         -           -
                   ------------------ --------------------- ------------------ ---------------------
 Increase in
 shares
 outstanding.....  125,641  1,257,275        73         725 125,664  1,257,554        73         725
 Shares
 outstanding:
 Beginning of
 period..........       73        725         -           -      73        725         -           -
                   ------------------ --------------------- ------------------ ---------------------
 End of period...  125,714 $1,258,000        73   $     725 125,737 $1,258,279        73   $     725
                   ------------------ --------------------- ------------------ ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     55
                  MID CAP VALUE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            COMMON STOCK - 97.96%

            AEROSPACE/DEFENSE - 1.50%
      700   Gulfstream.............................................   $   34,125
    1,000   Raytheon Co., Class A..................................       69,187
                                                                      ----------
                                                                         103,312
                                                                      ----------
            AIRLINES - 1.37%
    2,200 * Continental Airlines, Inc., Class B....................       95,012
                                                                      ----------
            AUTO - CARS - 1.84%
    2,300 * General Motors Corp., Class H..........................      127,362
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 2.32%
    3,500 * Lear Corp. ............................................      160,562
                                                                      ----------
            AUTO - REPLACEMENT PARTS - 1.61%
    3,700 * AutoZone, Inc. ........................................      111,000
                                                                      ----------
            BANKS - OTHER - 1.21%
    1,700   BankBoston Corp. ......................................       83,300
                                                                      ----------
            BANKS - REGIONAL - 4.97%
    2,000   Bank One Corp. ........................................      118,000
    1,200   Chase Manhattan Corp. .................................       99,300
    2,400   North Fork Bancorporation, Inc. .......................       54,000
    2,500   Valley National Bancorp................................       72,030
                                                                      ----------
                                                                         343,330
                                                                      ----------
            BROADCASTING - 2.88%
    4,300   A.H. Belo Corp. .......................................       92,987
    1,300 * Media One Group, Inc. .................................      106,031
                                                                      ----------
                                                                         199,018
                                                                      ----------
            CHEMICAL - MAJOR - 1.04%
    1,900   Hercules, Inc. ........................................       71,843
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 2.97%
    4,400   Lyondell Chemical Co. .................................       85,800
    2,300   Praxair, Inc. .........................................      119,024
                                                                      ----------
                                                                         204,824
                                                                      ----------
            CONTAINERS - METAL/GLASS - 1.01%
    2,400 * Owens-Illinois, Inc. ..................................       69,600
                                                                      ----------
            DRUGS - 3.06%
    3,000 * ALZA Corp. ............................................      100,687
    2,500 * Centocor, Inc. ........................................      110,938
                                                                      ----------
                                                                         211,625
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT - 0.55%
      800 * Teradyne, Inc. ........................................   $   37,750
                                                                      ----------
            FINANCE COMPANIES - 1.19%
    1,700   Finova Group, Inc. ....................................       82,130
                                                                      ----------
            FINANCIAL SERVICES - 1.84%
    2,800   Countrywide Credit Industries, Inc. ...................      126,874
                                                                      ----------
            FOODS - 1.51%
    1,900   ConAgra, Inc. .........................................       47,263
    1,500   Nabisco Holdings Corp., Class A........................       56,719
                                                                      ----------
                                                                         103,982
                                                                      ----------
            GOVERNMENT SPONSORED - 1.98%
    3,200   SLM Holding Corp. .....................................      136,600
                                                                      ----------
            HEALTHCARE - 0.46%
      900   McKesson HBOC, Inc. ...................................       31,500
                                                                      ----------
            HEAVY DUTY TRUCKS/PARTS - 2.04%
    2,700 * Navistar International Corp. ..........................      141,244
                                                                      ----------
            HOSPITAL MANAGEMENT - 1.54%
    4,500 * Tenet Healthcare Corp. ................................      106,313
                                                                      ----------
            HOSPITAL SUPPLIES - 2.65%
      900   Baxter International, Inc. ............................       56,700
    3,400   Becton, Dickinson and Co. .............................      126,438
                                                                      ----------
                                                                         183,138
                                                                      ----------
            INFORMATION PROCESSING - 1.12%
    5,900 * Parametric Technology Corp. ...........................       77,069
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 4.15%
    1,400   Hewlett Packard Co. ...................................      110,425
      475   International Business Machine.........................       99,364
    4,300 * Quantum Corp. .........................................       76,863
                                                                      ----------
                                                                         286,652
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 3.54%
    2,500   Computer Associates International......................      106,719
    3,500 * Storage Technology Corp. ..............................       67,594
    1,200   Xerox Corp. ...........................................       70,500
                                                                      ----------
                                                                         244,813
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INSURANCE - MISCELLANEOUS - 3.45%
    4,700   Ace Limited............................................   $  142,175
      700   Ambac Financial Group, Inc. ...........................       42,263
      800   MBIA, Inc. ............................................       53,800
                                                                      ----------
                                                                         238,238
                                                                      ----------
            INSURANCE - MULTILINE - 4.06%
    2,200   CIGNA Corp. ...........................................      191,813
    2,200   Cincinnati Financial Corp. ............................       88,825
                                                                      ----------
                                                                         280,638
                                                                      ----------
            LEISURE TIME - 0.97%
    3,000 * Mirage Resorts, Inc. ..................................       67,313
                                                                      ----------
            LODGING - 0.79%
    4,100   Host Marriott Corp. ...................................       54,581
                                                                      ----------
            MERCHANDISE - DRUG - 1.86%
    5,500   Rite Aid Corp. ........................................      128,219
                                                                      ----------
            MERCHANDISE - SPECIALTY - 2.06%
    1,600 * Consolidated Stores Corp. .............................       55,000
    1,200   Tandy Corp. ...........................................       87,034
                                                                      ----------
                                                                         142,034
                                                                      ----------
            METALS - STEEL - 0.60%
    1,600   AK Steel Holding Corp. ................................       41,600
                                                                      ----------
            MULTIMEDIA - 0.41%
      700   Shaw Communications Inc., Class B......................       28,350
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 2.17%
    2,300   Coastal Corp. .........................................       87,975
    3,600   UGI Corp. .............................................       61,875
                                                                      ----------
                                                                         149,850
                                                                      ----------
            OIL - INTEGRATED DOMESTIC - 0.27%
      600   USX-Marathon Group.....................................       18,750
                                                                      ----------
            OIL - SERVICES - 1.34%
    3,200   McDermott International, Inc. .........................       92,800
                                                                      ----------
            OIL/GAS PRODUCERS - 0.49%
    1,100   Apache Corp. ..........................................       33,757
                                                                      ----------
            PAPER/FOREST PRODUCTS - 2.48%
    4,500   Fort James Corp. ......................................      171,000
                                                                      ----------

--------------------------------------------------------------------------------

 56                                     April 30, 1999 (Unaudited)
             MID CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            POLLUTION CONTROL - 1.89%
    7,400 * Allied Waste Industries, Inc. .........................   $  130,888
                                                                      ----------
            PUBLISHING - NEWS - 1.45%
    2,000   Scripps Co. ...........................................      100,000
                                                                      ----------
            PUBLISHING/PRINTING - 4.18%
    5,400   Dunn & Bradstreet Corp. ...............................      198,450
    1,900   Harcourt General, Inc. ................................       90,606
                                                                      ----------
                                                                         289,056
                                                                      ----------
            RAILROAD - 1.01%
    1,900   Burlington Northern Santa Fe...........................       69,588
                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS - 0.88%
    3,700   Indymac Mortgage Holdings..............................       61,050
                                                                      ----------
            SECURITIES RELATED - 1.28%
    1,900   Bear Stearns Co., Inc. ................................       88,588
                                                                      ----------
            SEMICONDUCTORS - 1.18%
      800   Texas Instruments, Inc. ...............................       81,700
                                                                      ----------
            TELECOMMUNICATIONS - 4.03%
    3,700 * Loral Space & Communications, Ltd. ....................       72,150
    1,100 * MCI Worldcom, Inc. ....................................       90,406
    1,700   Nortel Networks Corp. .................................      115,919
                                                                      ----------
                                                                         278,475
                                                                      ----------
            UTILITIES - COMMUNICATION - 2.31%
    1,050 * AT&T - Liberty Media Group.............................       67,069
    1,600 * Bell Atlantic Corp. ...................................       92,200
                                                                      ----------
                                                                         159,269
                                                                      ----------
            UTILITIES - ELECTRIC - 5.77%
    1,200   GPU, Inc. .............................................       45,750
    1,800   Illinova Corp. ........................................       47,250
    1,400   New Century Energies, Inc. ............................       49,000
    3,900 * Niagara Mohawk Holdings, Inc. .........................       52,163
    2,400   Texas Utilities Co. ...................................       95,400
    2,800   Unicom Corp. ..........................................      108,675
                                                                      ----------
                                                                         398,238
                                                                      ----------

  NUMBER                                                              MARKET
 OF SHARES                                                            VALUE

-------------------------------------------------------------------------------
           UTILITIES - GAS, DISTRIBUTION - 2.49%
    1,500  NICOR, Inc. ..........................................   $   54,563
    4,400  Tosco Corp. ..........................................      117,700
                                                                    ----------
                                                                       172,263
                                                                    ----------
           UTILITIES - GAS, PIPELINE - 2.19%
    3,200  Williams Companies, Inc. .............................      151,200
                                                                    ----------
           TOTAL COMMON STOCK
           (Cost $6,171,970).....................................    6,766,298
                                                                    ----------
           PREFERRED STOCK - 1.59%
    3,600  News Corp., Ltd. - ADR................................      110,025
                                                                    ----------
           TOTAL PREFERRED STOCK
           (Cost $95,649)........................................      110,025
                                                                    ----------
    PAR
   VALUE
 ---------

           UNITED STATES GOVERNMENT -
           SHORT TERM - 1.59%
           GOVERNMENT SPONSORED - 1.59%
 $110,000  Federal Home Loan Bank,
           4.80% due 05/03/99....................................      110,000
                                                                    ----------
           TOTAL UNITED STATES GOVERNMENT - SHORT TERM
           (Cost $110,000).......................................      110,000
                                                                    ----------
           TOTAL INVESTMENT
           (Cost $6,377,619) - 101.14% ..........................    6,986,323
           Other assets less liabilities,
           net - (1.14%).........................................      (78,757)
                                                                    ----------
           NET ASSETS - (equivalent to $12.37 per share for
           133,675 Class A shares; $12.32 per share for 174,310
           Class B shares; $12.37 per share for 125,526 Class I
           shares and $12.37 per share for 125,642 Class II
           shares outstanding) - 100.00%.........................   $6,907,566
                                                                    ----------
           *Non-income producing



------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 559,153 shares outstanding.......... $     5,592
Additional paid in capital.......................................   5,664,016
Undistributed net realized gain on securities....................     633,808
Undistributed net investment income..............................      (4,554)
Unrealized appreciation of securities............................     608,704
                                                                  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................ $ 6,907,566
                                                                  -----------
------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,653,672 divided by 133,675 shares)..................... $     12.37
                                                                  -----------
Offering price per Class A share
(100/94.25 of $12.37)*........................................... $     13.12
                                                                  -----------
Net asset value and offering price per Class B
share ($2,146,669 divided by 174,310 shares)**................... $     12.32
                                                                  -----------
Net asset value, offering price and redemption
price per Class I share ($1,552,809 divided by
125,526 shares).................................................. $     12.37
                                                                  -----------
Net asset value, offering price and redemption
price per Class II share ($1,554,416 divided by
125,642 shares).................................................. $     12.37
                                                                  -----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset
   value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                57
             MID CAP VALUE FUND - FINANCIAL STATEMENTS (Unaudited) STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT
INCOME:
Dividends..................................................... $   51,635
Interest......................................................      6,034
                                                               ----------
 Total
 investment income............................................     57,669
                                                               ----------
EXPENSES:
Advisory fees.................................................     20,689
Transfer agent fees...........................................      7,457
Custodian fees................................................      3,834
Distribution fees:
 Class A......................................................      1,712
 Class B......................................................      7,335
Administrative service fee, Class I...........................      1,675
Registration and filing fees..................................     26,115
Audit fees and tax services...................................      1,930
Accounting services...........................................        832
Trustees' fees and expenses...................................        821
Report to shareholders........................................        169
Miscellaneous.................................................        197
                                                               ----------
 Total expenses...............................................     72,766
 Expense reimbursement (see Note 3)...........................    (29,874)
                                                               ----------
 Net expenses.................................................     42,892
                                                               ----------
NET INVESTMENT INCOME.........................................     14,777
                                                               ----------
REALIZED AND UNREALIZED
GAIN ON SECURITIES:
Net realized gain on securities...............................    633,808
Net unrealized appreciation of
securities during the period..................................    608,704
                                                               ----------
  Net realized and unrealized gain
  on securities during the period.............................  1,242,512
                                                               ----------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS..................................... $1,257,289
                                                               ----------

STATEMENT OF CHANGES IN NET ASSETS

                                              For the six     For the period
                                              months ended  October 7, 1998 to
                                             April 30, 1999  October 31, 1998
                                             ---------------------------------
OPERATIONS:
Net investment income.......................   $   14,777         $    -
Net realized gain on securities.............      633,808              -
Net unrealized appreciation of securities
during the period...........................      608,704              -
                                             ---------------------------------
 Increase in net assets resulting from
 operations.................................    1,257,289              -
                                             ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................       (4,350)             -
 Class B....................................       (2,384)             -
 Class I....................................       (5,419)             -
 Class II...................................       (7,178)             -
                                             ---------------------------------
  Total distributions to shareholders from
  net investment income.....................      (19,331)             -
                                             ---------------------------------
Net realized gain on securities
 Class A....................................            -              -
 Class B....................................            -              -
 Class I....................................            -              -
 Class II...................................            -              -
                                             ---------------------------------
  Total distributions to shareholders
  from net realized gain on securities......            -              -
                                             ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............      (19,331)             -
                                             ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................    1,346,382            988
 Class B....................................    1,808,156            987
 Class I....................................    1,254,872            988
 Class II...................................    1,256,248            987
                                             ---------------------------------
Total increase in net assets resulting from
share transactions..........................    5,665,658          3,950
                                             ---------------------------------
TOTAL INCREASE IN NET ASSETS................    6,903,616          3,950
NET ASSETS:
 Beginning of year..........................        3,950              -
                                             ---------------------------------
 End of period (including undistributed net
 investment income of ($4,554) and $0)......   $6,907,566         $3,950
                                             ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       -----------------------------------------  -----------------------------------------
                      For the six         For the period         For the six         For the period
                      months ended      October 7, 1998 to       months ended      October 7, 1998 to
                     April 30, 1999      October 31, 1998       April 30, 1999      October 31, 1998
                   -------------------  --------------------  -------------------  --------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------  --------------------  -------------------  --------------------
 Shares sold.....  133,994  $1,351,620         99   $    988  174,200  $1,808,182        99   $     987
 Shares issued
 for
 distributions
 reinvested......      403       4,350          -          -      222       2,384         -           -
 Shares
 repurchased.....     (821)     (9,588)         -          -     (211)     (2,410)        -           -
                   -------------------  --------------------  -------------------  --------------------
 Increase in
 shares
 outstanding.....  133,576   1,346,382         99        988  174,211   1,808,156        99         987
 Shares
 outstanding:
 Beginning of
 period..........       99         988          -          -       99         987         -           -
                   -------------------  --------------------  -------------------  --------------------
 End of period...  133,675  $1,347,370         99   $    988  174,310  $1,809,143        99   $     987
                   -------------------  --------------------  -------------------  --------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ---------------------------------------- ----------------------------------------
                      For the six       For the period         For the six       For the period
                      months ended    October 7, 1998 to       months ended    October 7, 1998 to
                     April 30, 1999    October 31, 1998       April 30, 1999    October 31, 1998
                   ------------------ --------------------- ------------------ ---------------------
                   Shares    Amount    Shares     Amount    Shares    Amount    Shares     Amount
                   ------------------ --------------------- ------------------ ---------------------
 Shares sold.....  124,934 $1,249,453        99   $     988 124,902 $1,249,070        98   $     987
 Shares issued
 for
 distributions
 reinvested......      493      5,419         -           -     642      7,178         -           -
 Shares
 repurchased.....        -          -         -           -       -          -         -           -
                   ------------------ --------------------- ------------------ ---------------------
 Increase in
 shares
 outstanding.....  125,427  1,254,872        99         988 125,544  1,256,248        98         987
 Shares
 outstanding:
 Beginning of
 period..........       99        988         -           -      98        987         -           -
                   ------------------ --------------------- ------------------ ---------------------
 End of period...  125,526 $1,255,860        99   $     988 125,642 $1,257,235        98         987
                   ------------------ --------------------- ------------------ ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 58                                     April 30, 1999 (Unaudited)
                 SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             COMMON STOCK - 88.03%

             AEROSPACE/DEFENSE - 0.27%
      200 *  Aviall, Inc. ........................................   $     3,187
      100 *  Fairchild Corp., Class A ............................         1,343
      200    Gencorp, Inc.........................................         4,625
      100 *  Moog, Inc............................................         3,113
      200 *  Remec, Inc...........................................         2,588
                                                                     -----------
                                                                          14,856
                                                                     -----------
             AIRLINES - 1.03%
      100 *  Alaska Air Group, Inc................................         4,405
      300 *  American West Holdings Corp., Class B................         6,263
    1,100 *  Atlantic Coast Airlines Holdings.....................        33,963
      100    Circle International Group, Inc......................         1,700
      100 *  Midwest Express Holdings, Inc........................         3,125
      100    SkyWest, Inc.........................................         2,600
      400 *  Transport World Airlines, Inc........................         2,175
                                                                     -----------
                                                                          54,231
                                                                     -----------
             APPAREL & PRODUCTS - 1.71%
      200 *  Ann Taylor Stores Corp. .............................         9,499
      100    Authentic Fitness Corp. .............................         1,724
      100    Cato Corp., Class A..................................         1,125
    1,600    Claire's Stores, Inc. ...............................        53,000
      100 *  Dress Barn, Inc......................................         1,463
      100 *  Footstar, Inc........................................         3,381
      100 *  Galey & Lord, Inc. ..................................           456
      100 *  Gymboree Corp........................................         1,038
      100    Jo-Ann Stores, Inc. .................................         1,613
      200    Kellwood Co..........................................         5,150
      100    Oxford Industries, Inc...............................         2,644
      100    Phillips-Van Heusen Corp. ...........................           875
      100 *  Syms Corp. ..........................................           806
      100    Talbots, Inc.........................................         3,150
      100    UniFirst Corp........................................         1,744
      100 *  Urban Outfitters, Inc................................         1,938
                                                                     -----------
                                                                          89,606
                                                                     -----------
             APPLIANCES/FURNISHINGS - 0.43%
      100    Bassett Furniture Industries.........................         2,399
      100 *  CORT Business Services Corp. ........................         2,306
      300 *  Griffon Corp.........................................         2,194
      100    Haverty Furniture Cos., Inc..........................         2,363

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             APPLIANCES/FURNISHINGS - Continued
      400    Heilig-Meyers Co. ...................................   $     2,350
      200    Kimball International, Inc., Class B.................         3,200
      300    La-Z-Boy Chair Co....................................         5,906
      300 *  Metromedia International Group.......................         1,763
                                                                     -----------
                                                                          22,481
                                                                     -----------
             AUTO - CARS - 0.17%
      100 *  Avis Rent A Car, Inc.................................         3,137
      100 *  Budget Group, Inc....................................         1,244
      200    Dollar Thrifty Automotive Group, Inc. ...............         3,724
      100 *  United Auto Group, Inc. .............................           975
                                                                     -----------
                                                                           9,080
                                                                     -----------
             AUTO - ORIGINAL EQUIPMENT - 1.80%
      200 *  Allen Telecom, Inc...................................         1,875
      100    Arvin Industries, Inc................................         3,663
    1,100    Borg-Warner Automotive, Inc..........................        62,425
      200 *  Breed Technologies, Inc..............................         1,088
      100 *  Delco Remy International, Inc........................           981
      200    Donaldson Co., Inc...................................         4,475
      400    Mark IV Industries, Inc..............................         7,150
      100 *  Miller Industries, Inc...............................           506
      100    Modine Manufacturing Co. ............................         3,125
      100    Superior Industries International, Inc...............         2,500
      300 *  Tower Automotive, Inc................................         6,900
                                                                     -----------
                                                                          94,688
                                                                     -----------
             AUTO - REPLACEMENT PARTS - 0.55%
      200 *  Aftermarket Technology Corp..........................         1,837
      200    Collins & Aikman Corp................................           950
      100    Kaydon Corp..........................................         3,375
      100    Myers Industries, Inc. ..............................         2,263
      100    Simpson Industries, Inc..............................         1,025
      100    Smith A. O. Corp. ...................................         2,525
      200 *  SPX Corp. ...........................................        13,063
      100    Standard Motor Products, Inc. .......................         2,325
      100    Standard Products Co., Class A.......................         1,800
                                                                     -----------
                                                                          29,163
                                                                     -----------
             BANKS - OTHER - 0.09%
      100    First Merchants Corp.................................         2,150
      100    Irwin Financial Corp.................................         2,388
                                                                     -----------
                                                                           4,538
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             BANKS - REGIONAL - 9.79%
      200    AMCORE Financial, Inc.................................  $     4,199
      100    BancFirst Corp........................................        3,549
      200    BancorpSouth, Inc. ...................................        3,324
      200    BancWest Corp. .......................................        7,962
      300    Bank Atlantic Bancorp, Class B........................        2,408
      190    Banknorth Group, Inc. ................................        5,023
      100    BSB Bancorp, Inc. ....................................        2,569
      100    BT Financial Corp. ...................................        2,531
      200    Carolina First Corp. .................................        5,400
    1,100    Century South Banks, Inc. ............................       28,600
      125    Chemical Financial Corp. .............................        4,125
      200    Citizens Banking Corp. ...............................        6,513
      100    CNB Bancshares, Inc. .................................        4,244
      105    Commerce Bancorp, Inc. ...............................        4,633
      400    Commercial Federal Corp. .............................        9,700
      200    Commonwealth Bancorp, Inc. ...........................        3,100
    1,700    Community First Bankshares............................       34,744
      100    Cullen/Frost Bankers, Inc. ...........................        5,394
      200    F&M National Corp. ...................................        5,563
    2,700    Fidelity National Corp. ..............................       24,300
      100    First Commerce Bancshares, Inc., Class B..............        2,525
      200    First Commonwealth Financial..........................        4,375
      100    First Federal Capital Corp. ..........................        1,425
      110    First Financial Bankshares............................        3,548
      100    First Midwest Bancorp, Inc. ..........................        3,994
      100 *  First Republic Bank...................................        2,575
      200    First United Bancshares...............................        3,025
      100    First Western Bancorp, Inc. ..........................        3,388
      132    FirstMerit Corp. .....................................        3,671
      200    FNB Corp. ............................................        4,925
      110    Grand Premier Financial, Inc. ........................        1,238
      100    Harleysville National Corp. ..........................        3,500
      100    HUBCO, Inc. ..........................................        3,538
      400    Independence Community Bank...........................        5,825
      100    Independent Bank Corp.................................        1,344
    2,000    InterWest Bancorp, Inc................................       46,500
      100    JeffBanks, Inc........................................        2,125
      100    National Bancorp of Alaska............................        2,675
      105    NBT Bancorp, Inc......................................        2,244

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     59
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      100   Omega Financial Corp. .................................   $    3,550
      200   One Valley Bancorp, Inc................................        7,700
      200   Peoples Bancorp, Inc...................................        2,113
      100 * PFF Bancorp, Inc.......................................        1,872
    2,400   Premier Bancshares, Inc................................       47,100
      200   Riggs National Corp....................................        3,375
      300   Roslyn Bancorp, Inc. ..................................        5,475
      200   St. Paul Bancorp, Inc. ................................        4,850
      100   Sterling Bancorp.......................................        2,075
      200   Susquehanna Bancshares, Inc. ..........................        3,700
      100   UMB Financial Corp.....................................        4,156
    3,200   United Bankshares, Inc.................................       86,400
      100   USBANCORP, Inc.........................................        1,588
      200   UST Corp...............................................        4,838
      100   Vermont Financial Services.............................        3,081
    1,700   Webster Financial Corp. ...............................       52,275
      200   Westamerica Bankcorporation............................        6,675
      100   Whitney Holding Corp. .................................        4,050
                                                                      ----------
                                                                         515,194
                                                                      ----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.99%
      200   Adolph Coors Co., Class B..............................       10,700
      800 * Canandaigua Brands, Inc., Class A......................       41,200
                                                                      ----------
                                                                          51,900
                                                                      ----------
            BROADCASTING - 1.30%
      100 * Adelphia Communications Corp., Class A.................        6,824
      400 * ANTEC Corp.............................................       10,850
      900 * Cox Radio, Inc., Class A...............................       43,875
      100 * Jones Intercable, Inc..................................        4,638
      100 * On Command Corp........................................        1,319
      100 * Paxson Communications Corp. ...........................        1,069
                                                                      ----------
                                                                          68,575
                                                                      ----------
            BUILDING MATERIALS - 2.35%
      200   Apogee Enterprises, Inc................................        2,449
      100   Butler Manufacturing Co................................        2,969
      300   Fedders USA, Inc.......................................        1,725
      100   Florida Rock Industries, Inc...........................        3,438
      100 * Giant Cement Holding, Inc. ............................        2,213
      100   Interface, Inc., Class A...............................          706
    1,600   Lone Star Industries, Inc. ............................       57,100

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BUILDING MATERIALS - Continued
       64   Lowe's Companies, Inc. ................................   $    3,376
    1,500 * Nortek, Inc. ..........................................       43,406
      100   Puerto Rican Cement Co., Inc. .........................        3,331
      100   Texas Industries, Inc. ................................        3,088
                                                                      ----------
                                                                         123,801
                                                                      ----------
            CHEMICAL - MAJOR - 0.06%
      100   Albemarle Corp.........................................        2,200
      100 * Polymer Group, Inc.....................................        1,038
                                                                      ----------
                                                                           3,238
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 1.12%
      300   A. Schulman, Inc. .....................................        5,250
      100 * Airgas, Inc. ..........................................        1,175
      200   Cambrex Corp...........................................        5,125
      200   ChemFirst, Inc.........................................        4,775
      100   Dexter Corp............................................        4,106
      400   Ethyl Corp.............................................        2,050
      100   Ferro Corp.............................................        2,769
      100 * Foamex International, Inc..............................          581
      100   General Chemical Group, Inc. ..........................        1,831
      200   Geon Co................................................        6,125
      100   H.B. Fuller Co.........................................        6,813
      100   Lawter International, Inc..............................        1,200
      200   M.A. Hanna Co..........................................        3,238
      100   Minerals Technologies, Inc. ...........................        5,400
      100   NL Industries, Inc.....................................        1,181
      100 * Octel Corp. ...........................................        1,400
      100   OM Group, Inc. ........................................        3,638
      100   Penford Corp...........................................        1,306
      100 * Thermo Optek Corp......................................          875
                                                                      ----------
                                                                          58,838
                                                                      ----------
            CONGLOMERATES - 0.19%
      200   Alexander & Baldwin, Inc...............................        4,350
      100 * MAXXAM, Inc............................................        5,731
                                                                      ----------
                                                                          10,081
                                                                      ----------
            CONSUMER FINANCE - 0.20%
      300 * Arcadia Financial Ltd..................................        2,044
      100   Chittenden Corp........................................        2,875
      300 * IMC Mortgage Co. ......................................           47
      200   WesBanco, Inc. ........................................        5,725
                                                                      ----------
                                                                          10,691
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CONTAINERS - METAL/GLASS - 0.38%
      100   AptarGroup, Inc. ......................................   $    2,799
      200   Ball Corp. ............................................       10,988
      100   CLARCOR, Inc. .........................................        1,875
      100   Greif Brothers Corp., Class A..........................        2,538
      100 * Silgan Holdings, Inc. .................................        1,725
                                                                      ----------
                                                                          19,925
                                                                      ----------
            CONTAINERS - PAPER - 0.73%
    1,000   Chesapeake Corp. ......................................       32,500
      100 * Ivex Packaging Corp. ..................................        1,969
      200 * Shorewood Packaging Corp. .............................        3,950
                                                                      ----------
                                                                          38,419
                                                                      ----------
            COSMETICS/TOILETRIES - 0.06%
      200 * Playtex Products, Inc. ................................        3,300
                                                                      ----------
            DRUGS - 0.51%
      100   ALPharma Inc., Class A.................................        2,949
       55   Bergen Brunswig Corp., Class A.........................        1,044
      100   Bindley Western Industries.............................        3,088
      100   Carter-Wallace, Inc. ..................................        1,756
      100 * Cephalon, Inc. ........................................        1,213
      500 * Gensia, Inc. ..........................................        1,750
      100 * Guilford Pharmaceuticals, Inc..........................        1,075
      500 * IVAX Corp. ............................................        6,563
      100 * Neurogen Corp. ........................................        1,075
      100 * Regeneron Pharmaceuticals, Inc. .......................          663
      200 * Roberts Pharmaceutical Corp. ..........................        3,400
      100 * Vertex Pharmaceuticals, Inc. ..........................        2,113
                                                                      ----------
                                                                          26,689
                                                                      ----------
            ELECTRIC PRODUCTS -
            MISCELLANEOUS - 0.11%
      300   CMP Group, Inc. .......................................        5,813
                                                                      ----------
            ELECTRICAL EQUIPMENT - 0.62%
      100 * AFC Cable Systems......................................        3,300
      200 * AMKOR Technologies, Inc. ..............................        1,950
      300   Avista Corp. ..........................................        4,500
      100 * BancTec, Inc. .........................................        1,625
      100   Belden, Inc. ..........................................        1,925
      100   DT Industries, Inc. ...................................          900
      200 * Esterline Technologies Corp. ..........................        2,825
      100   General Cable Corp. ...................................        1,488

--------------------------------------------------------------------------------

 60                                     April 30, 1999 (Unaudited)
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT - Continued
      100 * General Semiconductor, Inc. ...........................   $      750
      100 * Hutchinson Technology, Inc. ...........................        2,206
      200 * Intergraph Corp. ......................................        1,338
      100   Juno Lighting, Inc. ...................................        2,275
      300 * Kemet Corp. ...........................................        4,631
      100 * Kent Electronics Corp. ................................          931
      100   Thomas Industries, Inc. ...............................        1,988
                                                                      ----------
                                                                          32,632
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 1.97%
      200   BMC Industries.........................................        1,787
      100 * Evans & Sutherland Computer............................        1,750
      200   Gerber Scientific, Inc. ...............................        3,763
      100 * Hadco Corp. ...........................................        2,625
      100   Harman International Industries........................        4,594
      300 * Imation Corp. .........................................        5,306
      600 * Integrated Device Technology...........................        4,425
      100 * Marshall Industries....................................        1,613
      200   Methode Electronics, Inc., Class A.....................        2,975
    1,300   National Computer Systems, Inc. .......................       36,400
      200   Pioneer-Standard Electronics...........................        1,675
      300 * Read-Rite Corp. .......................................        1,856
      500 * Sensormatic Electronics Corp. .........................        6,000
      100 * Thermedics, Inc. ......................................          750
    1,600 * Vishay Intertechnology, Inc. ..........................       27,900
                                                                      ----------
                                                                         103,419
                                                                      ----------
            ENTERTAINMENT - 0.45%
      300 * Ascent Entertainment Group.............................        3,187
      200 * Aztar Corp. ...........................................        1,388
      100 * Carmike Cinemas, Inc., Class A.........................        2,156
      200 * Florida Panthers Holdings, Inc. .......................        1,775
      100   Gaylord Entertainment Co. .............................        3,100
      100 * GTECH Holdings Corp. ..................................        2,606
      100 * Hollywood Entertainment Corp. .........................        2,469
      100 * Marvel Enterprises Inc. ...............................          938
      100 * SFX Entertainment, Inc., Class A.......................        6,175
                                                                      ----------
                                                                          23,794
                                                                      ----------
            FERTILIZERS - 0.06%
      200   Mississippi Chemical Corp. ............................        1,825
      300   Terra Industries, Inc. ................................        1,388
                                                                      ----------
                                                                           3,213
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FINANCE COMPANIES - 1.31%
      100   Charter Municipal Mortgage
            Acceptance Co. ........................................   $    1,287
      200 * Credit Acceptance Corp. ...............................        1,400
      100 * Delta Financial Corp. .................................          788
      400   Phoenix Investment Partners, Ltd. .....................        3,950
      100   Resource Bancshares Mortgage
            Group, Inc. ...........................................        1,225
      100   Student Loan Corp. ....................................        4,063
      600   U.S. Trust Corp. ......................................       54,825
      200 * UniCapital Corp. ......................................        1,250
                                                                      ----------
                                                                          68,788
                                                                      ----------
            FINANCIAL SERVICES - 0.61%
      100   Advanta Corp. .........................................        1,350
      700 * HealthCare Financial Partners..........................       23,625
      100   Richmond Count Financial Corp. ........................        1,644
      100   Southwest Securities Group, Inc. ......................        5,294
                                                                      ----------
                                                                          31,913
                                                                      ----------
            FOODS - 2.78%
    3,000 * Aurora Foods, Inc. ....................................       44,624
      300   Chiquita Brands International..........................        3,000
      200   Corn Products International, Inc. .....................        5,775
    2,500   Earthgrains Co. .......................................       52,969
      100   International Multifoods Corp. ........................        2,213
      100   Interpool, Inc. .......................................        1,469
      100 * Omega Protein Corp. ...................................          506
      170 * Ralcorp Holdings, Inc. ................................        3,124
      200   Smucker, J.M. Co., Class A.............................        4,300
    1,200   Smucker, J.M. Co., Class B.............................       21,000
      300   Universal Foods Corp. .................................        6,300
      100 * Vlasic Foods International, Inc. ......................          819
                                                                      ----------
                                                                         146,099
                                                                      ----------

            FOOTWEAR - 0.20%
      200   Brown Group, Inc. .....................................        3,263
      100   Justin Industries, Inc. ...............................        1,350
      200 * Nine West Group, Inc. .................................        5,700
                                                                      ----------
                                                                          10,313
                                                                      ----------

            FREIGHT - 0.28%
      100   Air Express International Corp. .......................        2,187
      200 * Kirby Corp. ...........................................        3,800
      100 * Kitty Hawk, Inc. ......................................          825

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------

            FREIGHT - Continued
      200   Overseas Shipholding Group.............................   $    2,500
      100 * SEACOR SMIT, Inc. .....................................        5,294
                                                                      ----------
                                                                          14,606
                                                                      ----------

            GOLD MINING - 0.06%
      100 * Getchell Gold Corp. ...................................        3,413
                                                                      ----------

            HEALTHCARE - 2.14%
      100 * American Oncology Resources ...........................          893
      100 * American Retirement Corp. .............................        1,662
      400 * Apria Healthcare Group, Inc. ..........................        6,250
      103   Block Drug Co., Inc., Class A..........................        3,618
      300 * Genesis Health Ventures, Inc. .........................        2,081
      100   HealthPlan Services Corp. .............................          650
      300 * Mariner Post-Acute Network, Inc. ......................        1,031
    1,800 * NCS HealthCare, Inc., Clas A...........................       23,400
      400 * NovaCare, Inc. ........................................          675
      200 * PhyCor, Inc. ..........................................        1,000
       44 * Priority Healthcare Corp. .............................        2,230
      100 * Respironics, Inc. .....................................        1,413
      100 * Rural/Metro Corp. .....................................          813
      200 * Sierra Health Services, Inc. ..........................        2,500
      400 * Sun Healthcare Group, Inc. ............................          600
      200 * Sunrise Medical, Inc. .................................        1,450
    1,200 * Universal Health Services..............................       62,175
      500 * Vencor, Inc............................................          438
                                                                      ----------
                                                                         112,879
                                                                      ----------

            HEAVY DUTY TRUCKS/PARTS - 1.42%
      100   Bandag, Inc. ..........................................        3,187
      200   Federal Signal Corp. ..................................        4,950
    2,000 * Terex Corp. ...........................................       63,250
      200   Titan International, Inc. .............................        1,988
      100   Wabash National Corp. .................................        1,569
                                                                      ----------
                                                                          74,944
                                                                      ----------
            HOMEBUILDERS - 0.55%
      200   Cavalier Homes, Inc. ..................................        1,887
      200   D R Horton, Inc. ......................................        3,862
      100   Del Webb Corp. ........................................        2,313
      200   Kaufman & Broad Home Corp. ............................        4,863
      200   Pulte Corp. ...........................................        4,525
      100   Ryland Group, Inc. ....................................        2,625
      100   Standard Pacific Corp. ................................        1,381
      200 * Toll Brothers, Inc. ...................................        4,275
      100 * U.S. Home Corp. .......................................        3,425
                                                                      ----------
                                                                          29,156
                                                                      ----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     61
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------

            HOSPITAL MANAGEMENT - 0.07%
      100 * DVI, Inc. .............................................   $    1,419
      300 * Medaphas Corp. ........................................        1,050
      300   Ventas, Inc. ..........................................        1,350
                                                                      ----------
                                                                           3,819
                                                                      ----------

            HOSPITAL SUPPLIES - 0.81%
      100 * Acuson Corp. ..........................................        1,524
      100 * Coherent, Inc. ........................................        1,488
      100 * CONMED Corp. ..........................................        2,888
    3,600   Owens & Minor, Inc. ...................................       35,550
      100 * PSS World Medical Inc. ................................          975
                                                                      ----------
                                                                          42,425
                                                                      ----------

            HOUSEHOLD PRODUCTS - 0.21%
      100   Bush Industries Inc. ..................................        1,519
      100   Church & Dwight Co., Inc. .............................        4,281
      100   Libbey, Inc. ..........................................        3,006
      100   Mikasa, Inc. ..........................................        1,138
      100 * Samsonite Corp. .......................................          600
      100 * The Coleman Company, Inc. .............................          725
                                                                      ----------
                                                                          11,269
                                                                      ----------

            HUMAN RESOURCES - 0.05%
      400   Olsten Corp. ..........................................        2,700
                                                                      ----------

            INFORMATION PROCESSING - 0.04%
      100   M.D.C. Holdings, Inc. .................................        1,963
                                                                      ----------

            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 0.07%
      100 * Fritz Companies, Inc. .................................        1,012
      400 * Informix Corp. ........................................        2,900
                                                                      ----------
                                                                           3,912
                                                                      ----------

            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 0.08%
      200   Compucom Systems, Inc. ................................          605
      100 * Decisionone Holdings Corp. ............................          194
      400 * Komag, Inc. ...........................................        1,500
      200 * MEMC Electronic Materials, Inc. .......................        1,200
      600 * Merisel, Inc. .........................................          956
                                                                      ----------
                                                                           4,455
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 0.04%
      100 * Nichols Research Corp. ................................   $    2,113
                                                                      ----------

            INFORMATION PROCESSING -
            DATA SERVICES - 1.91%
      100 * ADAC Laboratories .....................................          724
      200 * Anixter International, Inc. ...........................        3,149
      500 * CSG Systems International, Inc. .......................       19,313
      400 * Data General Corp. ....................................        4,675
      200 * Diamond Multimedia Systems.............................          931
      200 * Information Resources, Inc. ...........................        1,550
      400 * Mentor Graphics Corp. .................................        4,850
      300 * Oak Technology, Inc. ..................................          891
      100 * Paymentech, Inc. ......................................        2,388
      700 * Progress Software Corp. ...............................       15,925
    1,100 * Radisys Corp. .........................................       34,513
      400 * S3, Inc. ..............................................        2,875
      200 * Sequent Computer Systems, Inc. ........................        2,188
      600 * Sybase, Inc. ..........................................        4,650
      100 * Volt Information Sciences, Inc. .......................        1,750
                                                                      ----------
                                                                         100,372
                                                                      ----------

            INFORMATION PROCESSING -
            NETWORKING - 0.06%
      100 * CHS Electronics, Inc. .................................          506
      300 * Picturetel Corp. ......................................        2,475
                                                                      ----------
                                                                           2,981
                                                                      ----------

            INSURANCE - CASUALTY - 1.26%
      100 * Acceptance Insurance Co., Inc. ........................        1,405
      100   Capitol Transamerica Corp. ............................        1,513
      100   Chartwell Re Corp. ....................................        1,850
      200   Commerce Group, Inc. ..................................        4,550
      300   Frontier Insurance Group, Inc. ........................        4,144
    1,600   HCC Insurance Holdings, Inc............................       33,800
      100   NAC Re Corp. ..........................................        5,450
      100   Pma Capital Corp. .....................................        2,025
      100   RLI Corp. .............................................        3,181
      200   Selective Insurance Group..............................        3,875
      100   State Auto Financial Corp. ............................        1,013
      100   Trenwick Group, Inc....................................        2,800
      100   Vesta Insurance Group, Inc. ...........................          506
                                                                      ----------
                                                                          66,112
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------

             INSURANCE - LIFE - 0.62%
      100    American Heritage Life Investment Corp. ..............   $    2,319
      200    ARM Financial Group, Inc., Class A....................        2,775
      100    Life USA Holding, Inc. ...............................        1,000
      100    Presidential Life Corp. ..............................        1,794
      300    Reinsurance Group of America .........................       12,825
      100    The Guarantee Life Companies, Inc. ...................        2,000
      300 *  UICI..................................................        7,350
      100    W.R. Berkley..........................................        2,750
                                                                      ----------
                                                                          32,813
                                                                      ----------

             INSURANCE - MISCELLANEOUS - 0.88%
      200    Capital Re Corp. .....................................        3,912
      100    Chicago Title Corp. ..................................        3,906
      100    CMAC Investment Corp. ................................        4,588
      100    Executive Risk, Inc. .................................        7,175
      100    Foremost Corporation of America.......................        2,081
      100    Harleysville Group....................................        1,863
      100    Hilb, Rogal & Hamilton Co. ...........................        1,863
      200    HSB Group, Inc. ......................................        7,575
      100    Liberty Corp. ........................................        5,175
      200 *  Mid Atlantic Med Services, Inc. ......................        1,825
      100    MMI Companies, Inc. ..................................        1,550
      100    SCPIE Holdings, Inc. .................................        2,400
      100    Zenith National Insurance Corp. ......................        2,375
                                                                      ----------
                                                                          46,288
                                                                      ----------

             INSURANCE - MULTILINE - 0.52%
      200    Alfa Corp. ...........................................        3,375
      200    AmerUs Life Holdings, Inc. ...........................        4,475
      200    Argonaut Group, Inc...................................        5,000
      100    CNA Surety Corp. .....................................        1,350
      102 *  Delphi Financial Group, Inc., Class A.................        3,175
      200    FBL Financial Group, Inc., Class A....................        3,975
      100    LandAmerica Financial Group...........................        2,800
      110 *  Medical Assurance, Inc. ..............................        3,025
                                                                      ----------
                                                                          27,175
                                                                      ----------

             LEISURE TIME - 0.39%
      100 *  Handleman Co. ........................................        1,406
      100 *  Hollywood Park, Inc. .................................        1,288
      100 *  Penske Motorsports, Inc. .............................        3,625
      100    Polaris Industries, Inc. .............................        3,769
      100 *  Scotts Co., Class A...................................        4,113
      100 *  Station Casinos, Inc. ................................        1,644
      100 *  Sunterra Corp. .......................................        1,075
      100 *  Vail Resorts, Inc. ...................................        1,938
      100    Winnebago Industries, Inc. ...........................        1,431
                                                                      ----------
                                                                          20,289
                                                                      ----------

--------------------------------------------------------------------------------

 62                                     April 30, 1999 (Unaudited)
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------



             LODGING - 0.37%
      300 *  Extended Stay America, Inc. ..........................   $    3,150
      100 *  Homestead Village, Inc. ..............................          400
      100    Marcus Corp. .........................................        1,244
      300    Meristar Hospitality Corp. ...........................        6,900
      300 *  Prime Hospitality Corp. ..............................        3,656
      200 *  Red Roof Inns, Inc. ..................................        3,300
      100 *  Suburban Lodges of America. ..........................          688
                                                                      ----------
                                                                          19,338
                                                                      ----------
             MACHINE CONTRACT - 0.04%
      100 *  Rental Service Corp. .................................        2,256
                                                                      ----------

             MACHINE TOOLS - 0.09%
      200    Milacron, Inc. .......................................        4,600
                                                                      ----------

             MACHINERY - AGRICULTURE - 0.08%
      100    Allied Products Corp. ................................          550
      100    Toro Co. .............................................        3,481
                                                                      ----------
                                                                           4,031
                                                                      ----------

             MACHINERY - CONSTRUCTION &
             CONTRACTS - 1.66%
      200    Blount, Inc., Class A.................................        5,575
      100 *  Calpine Corp. ........................................        4,263
      300    Foster Wheeler Corp. .................................        4,050
    2,100    Granite Construction, Inc. ...........................       59,981
      100 *  Insituform Technologies, Inc., Class A................        1,906
      100 *  Jacobs Engineering Group, Inc. .......................        3,944
      200    Kaman Corp., Class A .................................        2,625
      200 *  Morrison Knudsen Corp. ...............................        2,175
      100    T.J. International, Inc. .............................        2,775
                                                                      ----------
                                                                          87,294
                                                                      ----------

             MACHINERY - INDUSTRIAL/SPECIALTY - 2.20%
      200    AAR Corp. ............................................        3,799
      102 *  Albany International Corp., Class A...................        2,473
      200    Applied Industrial Tech., Inc. .......................        2,974
    1,400    Applied Power, Inc., Class A..........................       44,187
      200    Baldor Electric Co. ..................................        3,862
      200    Burlington Coat Factory Warehouse.....................        3,087
      200    Exide Corp. ..........................................        2,487
      300    Flowserve Corp. ......................................        5,588
      100    Graco, Inc. ..........................................        3,150
      100    Hughes Supply, Inc. ..................................        2,325
      100    IDEX Corp. ...........................................        2,669
      100 *  Ionics, Inc. .........................................        3,413

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MACHINERY - INDUSTRIAL/SPECIALTY - Continued
      100   JLG Industries, Inc. ..................................   $    1,606
      100 * Kulicke & Soffa Industries.............................        2,288
      100   Lilly Industries, Inc., Class A........................        1,750
      300   Lincoln Electric Holdings..............................        6,188
      100   Lufkin Industries, Inc. ...............................        1,781
      200   Newport New Shipbuilding...............................        5,238
      100   Regal-Beloit Corp. ....................................        2,163
      100   Robbins & Myers, Inc. .................................        2,156
      100   Scotsman Industries, Inc. .............................        2,019
       71 * Speedfam-IPEC, Inc. ...................................          817
      200   Stewart & Stevenson Services...........................        2,050
      100   Tecumseh Products Co., Class A.........................        6,113
      100   Watts Industries, Inc., Class A........................        1,538
                                                                      ----------
                                                                         115,721
                                                                      ----------

            MEDICAL TECHNOLOGY - 1.06%
      100 * AXYS Pharmaceuticals, Inc..............................          396
      100 * Haemonetics Corp.......................................        1,569
      100 * Hologic, Inc...........................................          681
    1,900 * Idexx Laboratories, Inc................................       42,988
      100 * Maxxim Med, Inc........................................        1,594
      200 * Quest Diagnostics, Inc. ...............................        4,575
      100 * ThermoTrex Corp........................................          838
      100   West Pharmaceutical Services...........................        3,306
                                                                      ----------
                                                                          55,947
                                                                      ----------
            MERCHANDISE - DRUG - 0.24%
      100 * Duane Reade, Inc.......................................        2,681
      200   Longs Drug Stores Corp.................................        6,875
      400 * Perrigo Co.............................................        3,050
                                                                      ----------
                                                                          12,606
                                                                      ----------
            MERCHANDISE - SPECIALTY - 1.18%
      100 * Ames Department Stores, Inc............................        3,493
      100   Arctic Cat, Inc........................................          862
      200   Cash America International.............................        2,549
      600 * Charming Shoppes, Inc..................................        2,324
      200 * Copart, Inc............................................        3,625
      500 * Corporate Express, Inc.................................        2,500
      100 * Department 56, Inc.....................................        2,706
      100 * Earthshell Corp........................................          975
      100   Enesco Group, Inc......................................        2,100
      200 * Franklin Covey Co......................................        1,938
      100   Friedman's, Inc., Class A..............................        1,050

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             MERCHANDISE - SPECIALTY - Continued
      100 *  Gibson Greetings, Inc................................   $       631
      200    Hancock Fabrics, Inc.................................         1,263
      100    Hancock Holding Co...................................         4,450
      200 *  Homebase, Inc. ......................................         1,000
      100 *  Inacom Corp..........................................           969
      100    K2, Inc. ............................................         1,019
      100 *  Michaels Stores, Inc.................................         2,263
      200 *  Micro Warehouse, Inc.................................         3,388
      100 *  MicroAge, Inc........................................           525
      100 *  O'Sullivan Industries Holdings, Inc..................         1,575
      100 *  Petco Animal Supplies, Inc...........................         1,313
       58 *  Rent-Way, Inc........................................         1,581
      100    Russ Berrie and Co., Inc. ...........................         2,713
      200 *  Seitel, Inc..........................................         3,475
      200 *  Sports Authority, Inc................................         1,388
      100 *  Sunglass Hut International...........................         1,263
      100 *  United Stationers, Inc...............................         1,706
      200 *  Zale Corp............................................         7,563
                                                                     -----------
                                                                          62,207
                                                                     -----------
             MERCHANDISING - DEPARTMENT - 0.04%
      200 *  Stein Mart, Inc......................................         2,000
                                                                     -----------
             MERCHANDISING - FOOD - 2.14%
      300    Fleming Companies, Inc...............................         2,624
    1,700    Great Atlantic & Pacific Tea.........................        52,275
      100 *  IHOP Corp............................................         4,575
    1,800 *  Performance Food Group Co............................        47,700
      200    Ruddick Corp. .......................................         3,538
      200 *  Zapata Corp..........................................         1,763
                                                                     -----------
                                                                         112,475
                                                                     -----------
             MERCHANDISING - MASS - 1.24%
    1,900 *  ShopKo Stores, Inc...................................        65,194
                                                                     -----------
             METALS - ALUMINUM - 0.12%
      100 *  ACX Technologies, Inc................................         1,144
      100    Commonwealth Industries, Inc.........................           963
      200    IMCO Recycling, Inc..................................         3,400
      100 *  Kaiser Aluminum Corp.................................           781
                                                                     -----------
                                                                           6,288
                                                                     -----------
             METALS - COPPER - 0.18%
      300    ASARCO, Inc..........................................         5,513
      100    Southern Peru Copper Corp. ..........................         1,425
      100 *  Wolverine Tube, Inc..................................         2,525
                                                                     -----------
                                                                           9,463
                                                                     -----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     63
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             METALS - MISCELLANEOUS - 0.28%
      100    Brush Wellman, Inc...................................   $     1,507
      100    Castle A. M. & Co....................................         1,475
      100    Commercial Metals Co.................................         2,356
      500 *  Hecla Mining Co. ....................................         1,500
      100    Precision Castparts Corp.............................         4,275
      100 *  RTI International Metals.............................         1,331
      100 *  Special Metals Corp. ................................           556
      200    Titanium Metals Corp.................................         1,475
                                                                     -----------
                                                                          14,475
                                                                     -----------
             METALS - STEEL - 1.79%
    1,400    AK Steel Holding Corp................................        36,399
      700 *  Armco, Inc...........................................         3,588
      800 *  Bethlehem Steel Corp.................................         7,300
      100    Carpenter Technology Corp............................         3,131
      100    Cleveland-Cliffs, Inc. ..............................         3,981
      100    Gibraltar Steel Corp.................................         2,344
      200    Intermet Corp. ......................................         2,950
      600    LTV Corp.............................................         3,825
      200 *  Mueller Industries, Inc. ............................         6,300
      200    National Steel Corp., Class B........................         1,875
      100    Oregon Steel Mills, Inc..............................         1,638
      100    Quanex Corp..........................................         2,556
      100    Roanoke Electric Steel Corp. ........................         1,344
      461    Ryerson Tull, Inc. ..................................        10,459
      100    Schnitzer Steel Industries...........................         1,431
      100 *  Shiloh Industries, Inc. .............................         1,375
      100    Valmont Industries, Inc. ............................         1,675
      100 *  WHX Corp. ...........................................           844
      100 *  Wyman-Gordon Co. ....................................         1,400
                                                                     -----------
                                                                          94,415
                                                                     -----------
             MISCELLANEOUS - 1.16%
      400 *  7-Eleven, Inc. ......................................           999
      200    AMCOL International Corp. ...........................         2,449
      100 *  AMERCO, Inc. ........................................         2,250
      100    Arch Coal, Inc. .....................................         1,213
      100 *  Assisted Living Concepts, Inc. ......................           281
      200 *  Associated Group, Inc., Class A......................        11,400
      500 *  Aviation Sales Company...............................        20,000
      100 *  Avondale Industries, Inc. ...........................         3,081
      100 *  Borg-Warner Security Corp. ..........................         1,763
      100 *  Building One Services Corp. .........................         1,525
      100    C. H. Robinson Worldwide, Inc. ......................         2,994
      100    Cabot Industrial Trust...............................         2,038
      100 *  Crescent Operating, Inc. ............................           394

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             MISCELLANEOUS - Continued
      100 *  Integrated Electrical Services.......................   $     1,719
       50 *  Lakes Gaming, Inc. ..................................           481
      200 *  Phymatrix Corp. .....................................           319
      100 *  Scott Technologies, Inc. ............................         1,856
      100 *  Sola International, Inc. ............................         1,488
      100    Westinghouse Air Brake Co. ..........................         2,231
      100    Woodward Governor Co. ...............................         2,475
                                                                     -----------
                                                                          60,956
                                                                     -----------
             MOBILE HOMES - 0.09%
      100    Coachmen Industries, Inc. ...........................         1,888
      200    Oakwood Homes Corp. .................................         2,775
                                                                     -----------
                                                                           4,663
                                                                     -----------
             MULTIMEDIA - 0.21%
      300    Meredith Corp. ......................................        11,006
                                                                     -----------
             NATURAL GAS - DIVERSIFIED - 0.71%
      200    Atmos Energy Corp. ..................................         5,049
      100    Eastern Enterprises..................................         3,593
      200    Laclede Gas Co. .....................................         4,038
      100    New Jersey Resources Corp. ..........................         3,688
      105 *  Southern Union Co. ..................................         2,336
      200    Southwest Gas Corp. .................................         5,713
      300    UGI Corp. ...........................................         5,156
      100    Western Gas Resources, Inc. .........................           875
      300    WICOR, Inc. .........................................         7,088
                                                                     -----------
                                                                          37,536
                                                                     -----------
             OIL - INTEGRATED DOMESTIC - 1.21%
      100    Belco Oil and Gas Corp. .............................           762
      100    Cross Timbers Oil Co. ...............................         1,094
      300 *  Meridian Resource Corp. .............................         1,744
    6,300 *  Santa Fe Energy Resources, Inc. .....................        56,700
      300 *  Tesoro Petroleum Corp. ..............................         3,394
                                                                     -----------
                                                                          63,694
                                                                     -----------
             OIL - SERVICE - PRODUCTS - 0.68%
      700 *  BJ Services Co. .....................................        18,724
      200 *  Global Industrial Technologies.......................         2,638
      400 *  Ocean Energy, Inc. ..................................         3,725
      500 *  Parker Drilling Co. .................................         2,000
      300 *  Pride International, Inc. ...........................         3,506
      100    RPC, Inc. ...........................................           825
      100    SEMCO Energy, Inc. ..................................         1,500
      100 *  TransMontaigne, Inc. ................................         1,425
      200 *  Trico Marine Services, Inc. .........................         1,588
                                                                     -----------
                                                                          35,931
                                                                     -----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
             OIL - SERVICES - 0.53%
      600    ENSCO International, Inc. ............................   $   11,137
      100 *  Horizon Offshore, Inc. ...............................          712
      100 *  Key Energy Services...................................          344
      200    Mascotech, Inc. ......................................        3,475
      100 *  Oceaneering International, Inc. ......................        1,650
      200 *  Offshore Logistics, Inc. .............................        2,475
      100    Pennsylvania Enterprises, Inc. .......................        2,550
      100 *  Pool Energy Services Co. .............................        1,794
      200    Range Resources Corp. ................................        1,025
      200 *  Unova, Inc. ..........................................        2,713
                                                                      ----------
                                                                          27,875
                                                                      ----------
             OIL/GAS PRODUCERS - 0.91%
      300 *  Benton Oil and Gas Co. ...............................        1,255
      100    Cabot Oil & Gas Corp., Class A........................        1,750
      100 *  Comstock Resources, Inc. .............................          469
      100    Devon Energy Corp. ...................................        3,325
      200    Equitable Resources, Inc. ............................        5,300
      200 *  Forcenergy, Inc. .....................................          244
      200 *  Forest Oil Corp. .....................................        2,000
      300    Helmerich & Payne, Inc. ..............................        7,725
      100    Holly Corp. ..........................................        1,406
      100 *  HS Resources, Inc. ...................................        1,063
      100 *  Input/Output, Inc. ...................................          725
      200 *  Louis Dreyfus Natural Gas Corp. ......................        3,825
      100    Mitchell Energy & Development Corp., Class A..........        1,506
      200 *  Newfield Exploration Co. .............................        5,375
      100 *  Nuevo Energy Co. .....................................        1,588
      100    Penn Virginia Corp. ..................................        1,975
      100    Pogo Producing Co. ...................................        1,919
      100    Snyder Oil Corp. .....................................        1,819
      200 *  Titan Exploration, Inc. ..............................        1,125
      100 *  Tom Brown, Inc. ......................................        1,494
      200    Vintage Petroleum, Inc. ..............................        2,150
                                                                      ----------
                                                                          48,038
                                                                      ----------
             PAPER/FOREST PRODUCTS - 1.36%
      300    Longview Fibre Co. ...................................        3,899
      200    P. H. Glatfelter Co. .................................        2,562
      200    Potlatch Corp. .......................................        8,288
      900    Rayonier, Inc. .......................................       41,063
      100    Schweitzer-Mauduit, Inc. .............................        1,656
      100    Standard Register Co. ................................        3,050
      500    Unisource Worldwide, Inc. ............................        4,063
      100    Universal Forest Products.............................        1,991
      300    Wausau-Mosinee Paper Corp. ...........................        4,950
                                                                      ----------
                                                                          71,522
                                                                      ----------

--------------------------------------------------------------------------------

 64                                     April 30, 1999 (Unaudited)
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            PHOTOGRAPHY - 0.08%
      100   CPI Corp. .............................................   $    2,656
      100 * Ultratech Stepper, Inc. ...............................        1,388
                                                                      ----------
                                                                           4,044
                                                                      ----------
            POLLUTION CONTROL - 0.11%
      300 * Aqua Alliance, Inc. ...................................          638
      300   Calgon Carbon Corp. ...................................        1,744
      100   Dames & Moore, Inc. ...................................        1,175
      150 * Safety Kleen...........................................        2,381
                                                                      ----------
                                                                           5,938
                                                                      ----------
            PUBLISHING - NEWS - 0.06%
      100   Hollinger International, Inc. .........................        1,406
      200 * Network Equipment Technologies.........................        1,538
                                                                      ----------
                                                                           2,944
                                                                      ----------
            PUBLISHING/PRINTING - 1.08%
      100   American Business Products.............................        1,531
      100   Banta Corp. ...........................................        2,131
      300   Bowne & Co., Inc. .....................................        5,625
      200   John H. Harland Co. ...................................        3,313
      100 * Journal Register Co. ..................................        1,456
      300   McClatchy Company, Class A.............................       10,762
      100 * Scholastic Corp. ......................................        4,728
      100 * Scientific Games Holdings..............................        1,600
      200 * Valassis Communications, Inc. .........................       11,200
      300 * Wallace Computer Services, Inc. .......................        6,919
      300 * World Color Press, Inc. ...............................        7,669
                                                                      ----------
                                                                          56,934
                                                                      ----------
            RAILROAD - 0.10%
      100   Florida East Coast Industries..........................        3,187
      100 * Wisconsin Central Transport............................        1,847
                                                                      ----------
                                                                           5,034
                                                                      ----------
            REAL ESTATE - 0.40%
      100 * Avatar Holdings, Inc. .................................        1,937
      200   Brandywine Realty Trust................................        3,774
      200   Capital Automotive REIT................................        2,600
      100 * Castle & Cooke, Inc. ..................................        1,475
      100   Entertainment Properties...............................        1,838
      100   LNR Property Corp. ....................................        1,963
      100   Republic Bancorp, Inc. ................................        1,269
      200   SL Green Realty Corp. .................................        3,975
      100   Tower Realty Trust, Inc. ..............................        2,050
                                                                      ----------
                                                                          20,881
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - 7.06%
      200   American Health Properties, Inc. .......................  $    3,962
      100   Amli Residential Properties.............................       2,180
      100   Bedford Property Investors, Inc. .......................       1,718
      300   Berkshire Reality Co., Inc. ............................       3,449
      200   Boykin Lodging Company..................................       3,062
      100   Bradley Real Estate, Inc. ..............................       1,993
      300   BRE Properties, Inc., Class A...........................       7,462
      200   Burnham Pacific Properties..............................       2,299
      200   Camden Property Trust...................................       5,399
      300 * Capstead Mortgage Corp. ................................       1,743
    1,100   CBL & Associates Properties.............................      27,018
      200   Center Trust Retail Properties..........................       2,199
      100   CenterPoint Properties Corp. ...........................       3,593
      100   Chateau Communities, Inc. ..............................       2,905
      100   Chelsea GCA Properties..................................       3,294
      200   Colonial Properties Trust...............................       5,475
      100   Commercial Net Lease Realty.............................       1,256
      200   Cornerstone Reality Income..............................       1,988
      200   Crown American Realty Trust.............................       1,450
      300   Developers Diversified Reality..........................       4,744
      200 * Dynex Capital, Inc. ....................................         588
      100   EastGroup Properties, Inc. .............................       1,806
      300   Equity Inns, Inc. ......................................       2,756
      100   Essex Property Trust, Inc. .............................       3,156
      200   Federal Reality Investment Trust........................       4,775
      300   Felcor Lodging Trust, Inc. .............................       7,181
      200   First Industrial Reality Trust..........................       5,375
      300 * First Union Real Estate Investments.....................       1,238
      300   Franchise Finance Corp. ................................       6,956
      100   Gables Residential Trust................................       2,381
      100   General Growth Properties...............................       3,681
      200   Glenborough Reality Trust, Inc. ........................       3,438
      200   Glimcher Reality Trust..................................       3,388
      100   Golf Trust of America, Inc. ............................       2,219
      200   Great Lakes REIT, Inc. .................................       3,088
      100   Health Care Property Investors..........................       3,075
      200   Health Care REIT, Inc. .................................       4,700
      100   Healthcare Realty Trust, Inc. ..........................       2,181
      200   Hospitality Properties Trust............................       5,763
      300   Impac Mortgage Holdings, Inc. ..........................       1,650
      200   Imperial Credit Commercal Mortgage......................       1,963
      200   Innkeepers USA Trust....................................       2,063
      100   IRT Property Co. .......................................         944

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      200   JDN Reality Corp. .....................................   $    4,425
      100   JP Reality, Inc. ......................................        2,006
      200   Kilroy Reality Corp. ..................................        4,713
      200   Koger Equity, Inc. ....................................        2,938
      100   LaSalle Hotel Properties...............................        1,369
      200   LASER Mortgage Management, Inc. .......................        1,088
      200   Lexington Corporate Properties Trust...................        2,288
      200   LTC Properties, Inc. ..................................        2,688
      200   Manufactured Home Communities..........................        5,063
      100   MGI Properties.........................................        2,763
      100   Mid-America Apartment
            Communities, Inc. .....................................        2,381
      100   National Golf Properties, Inc. ........................        2,513
      100   National Health Investors, Inc ........................        2,513
    2,700   Nationwide Health Properties...........................       54,844
      600   New Plan Excel Realty Trust............................       11,138
      100   Omega Healthcare Investors.............................        2,638
      200   Pacific Gulf Properties, Inc. .........................        4,163
      100   Parkway Properties, Inc. ..............................        2,900
      200   Prentiss Properties Trust..............................        4,325
      400   Prime Retail, Inc. ....................................        3,450
      100   Prison Realty Corp. ...................................        1,950
      220   Prologis Trust.........................................        4,620
      100   PS Business Parks, Inc. ...............................        2,338
       86   Public Storage, Inc. ..................................        2,397
      200   Realty Income Corp. ...................................        4,675
      300   Reckson Associates Realty Corp. .......................        6,750
      100 * Redwood Trust, Inc. ...................................        1,681
      200   RFS Hotel Investors, Inc. .............................        2,825
      200 * Security Capital Group.................................        3,025
      200   Shurgard Storage Centers, Inc., Class A................        5,388
      200   Storage USA, Inc. .....................................        6,425
      200   Summit Properties, Inc. ...............................        3,650
      100   Sun Communities, Inc. .................................        3,500
      300   Sunstone Hotel Investors, Inc. ........................        2,756
      200   Taubman Centers, Inc. .................................        2,713
      100   Thornburg Mortgage Asset Corp. ........................          875
      200   TriNet Corporate Realty Trust..........................        5,488
      100   U.S. Restaurant Properties, Inc. ......................        2,006
      700   United Dominion Realty Trust...........................        7,613
      100   Urban Shopping Centers, Inc. ..........................        3,200
      200   Walden Residential Properties..........................        3,825

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     65
            SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
      100   Washington Real Estate
            Investments Trust......................................   $    1,694
      100   Weeks Corp. ...........................................        3,106
      200 * Wellsford Real Properties, Inc. .......................        2,000
      200   Western Investment Real Estate.........................        2,288
      200   Westfield America, Inc. ...............................        3,163
                                                                      ----------
                                                                         371,711
                                                                      ----------
            RESTAURANTS - 2.74%
    1,500   Applebees International, Inc. .........................       38,718
    2,500   Bob Evans Farms, Inc. .................................       45,781
    1,400 * Brinker International, Inc. ...........................       38,675
      200 * Buffets, Inc. .........................................        2,000
      300 * Lone Star Steakhouse & Saloon..........................        3,263
      200   Luby's, Inc. ..........................................        3,350
      100 * NPC International, Inc. ...............................        1,800
      100 * Planet Hollywood International.........................           94
      100 * Rainforest Cafe, Inc. .................................          550
      200   Ruby Tuesday, Inc. ....................................        3,650
      300 * Ryan's Family Steak Houses.............................        3,713
      100 * Sbarro, Inc. ..........................................        2,619
                                                                      ----------
                                                                         144,213
                                                                      ----------
            SAVINGS & LOAN - 1.21%
      100   Andover Bancorp........................................        3,074
      200   Bay View Capital Corp. ................................        3,562
      100   Brookline Bancorp, Inc. ...............................        1,124
      100   Dime Community Bancshares..............................        2,250
      200   Downey Financial Corp. ................................        4,000
      100   F & M Bancorp/Frederick................................        3,250
    1,200   First Financial Holdings, Inc. ........................       23,850
      100   First Washington Bancorp, Inc. ........................        2,013
      200 * FirstFed Financial Corp. ..............................        3,463
      200   MAF Bancorp, Inc. .....................................        4,450
      210   Provident Bankshares Corp. ............................        5,224
      100   Queens County Bancorp, Inc. ...........................        3,513
      200   Staten Island Bancorp, Inc. ...........................        3,613
      100 * Wilshire Financial Services Group......................           38
                                                                      ----------
                                                                          63,424
                                                                      ----------
            SECURITIES RELATED - 2.26%
      100   Dain Rauscher Corp. ...................................        4,287
      200   Enhanced Financial Services............................        4,137
      100 * Hambrecht & Quist Group................................        3,525
    1,700   Investors Financial Services...........................       61,838
    1,300   Legg Mason, Inc. ......................................       45,338
                                                                      ----------
                                                                         119,125
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT - 0.18%
      200 * Aspec Technology, Inc. ................................   $      175
      300 * LAM Research Corp. ....................................        9,449
                                                                      ----------
                                                                           9,624
                                                                      ----------
            SEMICONDUCTORS - 0.58%
      500 * Cirrus Logic, Inc. ....................................        3,530
      100   Cohu, Inc. ............................................        2,850
      500 * Cypress Semiconductor Corp. ...........................        5,125
      200 * Electroglas, Inc. .....................................        2,738
      100 * FSI International, Inc. ...............................          694
      300 * International Rectifier Corp. .........................        2,925
      200 * Silicon Valley Group, Inc. ............................        2,650
      100 * Siliconix, Inc. .......................................        2,625
      100 * Unitrode Corp. ........................................        1,769
      300 * VLSI Technology, Inc. .................................        5,662
                                                                      ----------
                                                                          30,568
                                                                      ----------
            TELECOMMUNICATIONS - 0.53%
      100 * Adaptive Broadband Corp. ..............................        1,512
      100 * Aerial Communications, Inc. ...........................          799
      100 * American Tower Corp., Class A..........................        2,119
      100 * Anicom, Inc. ..........................................          888
      100 * Cellular Communications of Puerto Rico.................        2,375
      100 * EchoStar Communications Corp., Class A.................       10,031
      400 * Glenayre Technologies, Inc. ...........................        1,325
      100 * Itron, Inc. ...........................................          825
      300 * Metrocall, Inc. .......................................          938
      100 * Powertel, Inc. ........................................        2,175
      100 * WinStar Communications, Inc. ..........................        4,862
                                                                      ----------
                                                                          27,849
                                                                      ----------
            TEXTILE - PRODUCTS - 0.31%
      400 * Burlington Industries, Inc. ...........................        3,249
      100   Guilford Mills, Inc. ..................................          950
      100 * Lydall, Inc. ..........................................          900
      200   Russell Corp. .........................................        4,425
      100   Springs Industries, Inc., Class A......................        3,738
      200   Wellman, Inc. .........................................        2,862
                                                                      ----------
                                                                          16,124
                                                                      ----------
            TOBACCO - 0.07%
      300   DIMON, Inc. ...........................................        1,312
      100   Universal Corp. .......................................        2,543
                                                                      ----------
                                                                           3,855
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            TRUCKERS - 1.44%
      200 * American Freightways Corp. ............................   $    3,437
      200   Arnold Industries, Inc. ...............................        3,175
      200 * Consolidated Freightways Corp. ........................        2,250
      100 * Covenant Transport, Inc., Class A......................        1,375
      100 * Landstar System, Inc. .................................        3,894
      100   Roadway Express, Inc. .................................        1,800
      400   Rollins Truck Leasing Corp. ...........................        4,150
      100   USFreightways Corp. ...................................        3,750
      125   Varlen Corp. ..........................................        3,500
    2,200   Werner Enterprises, Inc. ..............................       42,350
      100 * Xtra Corp. ............................................        4,138
      100 * Yellow Corp. ..........................................        1,774
                                                                      ----------
                                                                          75,593
                                                                      ----------
            UTILITIES - COMMUNICATION - 0.20%
      200   Aliant Communications, Inc. ...........................        8,850
      100   PXRE Corp. ............................................        1,899
                                                                      ----------
                                                                          10,749
                                                                      ----------
            UTILITIES - ELECTRIC - 3.88%
      100   Black Hills Corp. .....................................        2,262
      900   CILCORP, Inc. .........................................       54,449
      200   Cleco Corp. ...........................................        6,175
      200   Commonwealth Energy System Co. ........................        8,112
      100   Eastern Utilities Associates...........................        2,862
      400 * El Paso Electric Co. ..................................        3,199
      200   Empire District Electric Co. ..........................        4,388
      200   Hawaiian Electric Industries...........................        7,113
      200   Idacorp, Inc. .........................................        6,300
      200   Indiana Energy, Inc. ..................................        4,275
      100   Madison Gas & Electric Co. ............................        1,863
      400   Minnesota Power, Inc. .................................        8,425
      300   Nevada Power Co. ......................................        7,744
    2,100   Northwestern Corp. ....................................       54,338
      100   Otter Tail Power Co. ..................................        3,825
      300   Public Service Co. of NM...............................        5,363
      300   Rochester Gas & Electric Corp. ........................        7,650
      100   SIG Corp, Inc. ........................................        2,881
      200 * Unisource Energy Corp. ................................        2,163
      100   United Illuminating Co. ...............................        3,938
      300   Washington Gas Light Co. ..............................        7,068
                                                                      ----------
                                                                         204,393
                                                                      ----------

--------------------------------------------------------------------------------

 66                                     April 30, 1999 (Unaudited)
           SMALL CAP VALUE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            UTILITIES - GAS, DISTRIBUTION - 0.69%
      300   AGL Resources, Inc. ...................................   $    5,455
      100   Colonial Gas Co. ......................................        3,500
      100   Connecticut Energy Corp. ..............................        3,738
      200   Energen Corp. .........................................        3,450
      200   Northwest Natural Gas Co. .............................        4,513
      100   NUI Corp. .............................................        2,169
      200   Piedmont Natural Gas Co., Inc. ........................        6,375
      200   Public Service Co. of NC...............................        5,663
      200   Southwestern Energy Co. ...............................        1,574
                                                                      ----------
                                                                          36,437
                                                                      ----------
            UTILITIES - GAS, PIPELINE - 0.31%
      100   North Carolina Natural Gas.............................        3,125
      200   ONEOK, Inc. ...........................................        5,588
      200   Peoples Energy Corp. ..................................        7,474
                                                                      ----------
                                                                          16,187
                                                                      ----------
            UTILITIES - MISCELLANEOUS - 1.63%
      100   Central Hudson Gas & Electric..........................        3,712
      100 * Group Maintenance America Corp. .......................        1,337
    2,800   MDU Resources Group, Inc. .............................       59,675
      100   Orange and Rockland Utilities..........................        5,819
      200   Sierra Pacific Resources...............................        7,125
      200 * Walter Industries, Inc. ...............................        2,275
      200   WPS Resources Corp. ...................................        5,987
                                                                      ----------
                                                                          85,930
                                                                      ----------
            WATER SERVICES - 0.24%
      100   California Water Service Group.........................        2,293
      100   E'Town Corp. ..........................................        3,994
      100   Philadelphia Suburban Corp. ...........................        2,256
      200   United Water Resources.................................        4,162
                                                                      ----------
                                                                          12,705
                                                                      ----------
            TOTAL COMMON STOCK
            (Cost $4,677,442)......................................    4,632,755
                                                                      ----------

  NUMBER                                                               MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
           RIGHTS - 0.00%
      120  First Union Real Estate Investments,
           expiring 05/12/99......................................   $       15
      200  Homestead Village, Inc. ...............................           75
                                                                     ----------
                                                                             90
                                                                     ----------
           TOTAL RIGHTS
           (Cost $0)..............................................           90
                                                                     ----------
    PAR
   VALUE
 ---------
           UNITED STATES GOVERNMENT -
           SHORT TERM - 11.97%
           GOVERNMENT SPONSORED - 11.02%
 $580,000  Federal Home Loan Bank,
           4.80% due 05/03/99.....................................      579,845
                                                                     ----------
           UNITED STATES TREASURY BILLS - 0.95%
   50,000  United States Treasury Bills,
           4.17% due 06/10/99.....................................       49,764
                                                                     ----------
           TOTAL UNITED STATES GOVERNMENT - SHORT TERM
           (Cost $629,609)........................................      629,609
                                                                     ----------
           TOTAL INVESTMENTS
           (Cost $5,307,051) - 100.00%............................    5,262,454
           Other assets less liabilities,
           net - 0.00%............................................          138
                                                                     ----------
           NET ASSETS (equivalent to $9.63 per share for 134,162
           Class A shares; $9.62 per share for 161,058 Class B
           shares; $9.63 per share for 125,788 Class I shares and
           $9.63 per share for 125,846 Class II shares
           outstanding) - 100.00%.................................   $5,262,592
                                                                     ----------

 *Non-income producing

                                                                    UNREALIZED
 CONTRACTS                                                         DEPRECIATION

-------------------------------------------------------------------------------
         FUTURES CONTRACTS PURCHASED(1)
  4(2)   (Delivery month/Value at 04/30/99)
         Russell 2000 Index Futures
           (June/$433.05).......................................   $    (1,767)
                                                                   -----------

(1) U.S. Treasury Bills with a market value of approximately $50,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 500.

-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized; 546,854 shares outstanding.....  $    5,469
Additional paid in capital..................................   5,434,149
Accumulated net realized loss on securities.................    (131,443)
Undistributed net investment income.........................         781
Unrealized depreciation of:
 Investments....................................... $(44,597)
 Futures contracts.................................   (1,767)    (46,364)
                                                    --------  ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.......................................  $5,262,592
                                                              ----------

-------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,291,602 divided by 134,162 shares)................  $     9.63
                                                              ----------
Offering price per Class A share
(100/94.25 of $9.63)*.......................................  $    10.22
                                                              ----------
Net asset value and offering price per Class B
share ($1,548,789 divided by 161,058 shares)**..............  $     9.62
                                                              ----------
Net asset value, offering price and redemption
price per Class I share ($1,210,810 divided by 125,788
shares).....................................................  $     9.63
                                                              ----------
Net asset value, offering price and redemption
price per Class II share ($1,211,391 divided by
125,846 shares).............................................  $     9.63
                                                              ----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to the net asset
   value less any applicable contingent deferred sales
   charges.

SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------

                                                                67
            SMALL CAP VALUE FUND - FINANCIAL STATEMENTS (Unaudited) STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends......................................................  $  42,903
Interest.......................................................     12,344
                                                                 ---------
 Total investment income.......................................     55,247
                                                                 ---------
EXPENSES:
Advisory fees..................................................     18,207
Transfer agent fees............................................      6,817
Custodian fees.................................................      3,452
Distribution fees:
 Class A.......................................................      1,514
 Class B.......................................................      6,339
Administrative service fee, Class I............................      1,485
Registration and filing fees...................................     26,117
Audit fees and tax services....................................      1,713
Accounting services............................................        732
Trustees' fees and expenses....................................        793
Report to shareholders.........................................        129
Miscellaneous..................................................        189
                                                                 ---------
 Total expenses................................................     67,487
 Expense reimbursement (see Note 3)............................    (36,223)
                                                                 ---------
 Net expenses..................................................     31,264
                                                                 ---------
NET INVESTMENT INCOME..........................................     23,983
                                                                 ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on securities:
 Investments......................................... $(141,084)
 Futures contracts...................................     9,641   (131,443)
                                                      ---------
Net unrealized depreciation of securities during the period:
 Investments.........................................   (44,597)
 Futures contracts...................................    (1,767)   (46,364)
                                                      ---------  ---------
  Net realized and unrealized loss on securities during the
  period.......................................................   (177,807)
                                                                 ---------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $(153,824)
                                                                 ---------

STATEMENT OF CHANGES IN NET ASSETS

                                              For the six     For the period
                                              months ended    October 7, 1998
                                             April 30, 1999 to October 31, 1998
                                             ----------------------------------
OPERATIONS:
Net investment income......................    $   23,983         $    -
Net realized loss on securities............      (131,443)             -
Net unrealized depreciation of securities
during the period..........................       (46,364)             -
                                             ----------------------------------
 Decrease in net assets resulting from
 operations................................      (153,824)             -
                                             ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A...................................        (6,375)             -
 Class B...................................        (1,324)             -
 Class I...................................        (7,058)             -
 Class II..................................        (8,445)             -
                                             ----------------------------------
  Total distributions to shareholders from
  net investment income....................       (23,202)             -
                                             ----------------------------------
Net realized gain on securities
 Class A...................................             -              -
 Class B...................................             -              -
 Class I...................................             -              -
 Class II..................................             -              -
                                             ----------------------------------
  Total distributions to shareholders
  from net realized gain on securities.....             -              -
                                             ----------------------------------
Decrease in net assets resulting from
distributions to shareholders..............       (23,202)             -
                                             ----------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A...................................     1,336,797            963
 Class B...................................     1,584,680            963
 Class I...................................     1,256,808            962
 Class II..................................     1,257,483            962
                                             ----------------------------------
Total increase in net assets resulting from
share transactions.........................     5,435,768          3,850
                                             ----------------------------------
TOTAL INCREASE IN NET ASSETS...............     5,258,742          3,850
NET ASSETS:
 Beginning of year.........................         3,850              -
                                             ----------------------------------
 End of period (including undistributed net
 investment income of $781 and $0).........    $5,262,592         $3,850
                                             ----------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       -----------------------------------------  -----------------------------------------
                      For the six         For the period         For the six         For the period
                      months ended      October 7, 1998 to       months ended      October 7, 1998 to
                     April 30, 1999      October 31, 1998       April 30, 1999      October 31, 1998
                   -------------------  --------------------  -------------------  --------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------  --------------------  -------------------  --------------------
 Shares sold.....  136,242  $1,355,401         97   $    963  161,047  $1,585,327         96   $    963
 Shares issued
 for
 distributions
 reinvested......      640       6,375          -          -      128       1,324          -          -
 Shares
 repurchased.....   (2,817)    (24,979)         -          -     (213)     (1,971)         -          -
                   -------------------  --------------------  -------------------  --------------------
 Increase in
 shares
 outstanding.....  134,065   1,336,797         97        963 160,962   1,584,680         96        963
 Shares
 outstanding:
 Beginning of
 period..........       97         963          -          -      96         963          -          -
                   -------------------  --------------------  -------------------  -------------------
 End of period...  134,162  $1,337,760         97   $    963  161,058  $1,585,643         96   $   963
                   -------------------  --------------------  -------------------  --------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ---------------------------------------- ----------------------------------------
                      For the six       For the period         For the six       For the period
                      months ended    October 7, 1998 to       months ended    October 7, 1998 to
                     April 30, 1999    October 31, 1998       April 30, 1999    October 31, 1998
                   ------------------ --------------------- ------------------ ---------------------
                   Shares    Amount    Shares     Amount    Shares    Amount    Shares     Amount
                   ------------------ --------------------- ------------------ ---------------------
 Shares sold.....  124,983 $1,249,750        96   $     962 124,904 $1,249,038        96   $     962
 Shares issued
 for
 distributions
 reinvested......      709      7,058         -           -     846      8,445         -           -
 Shares
 repurchased.....        -          -         -           -       -          -         -           -
                   ------------------ --------------------- ------------------ ---------------------
 Increase in
 shares
 outstanding.....  125,692  1,256,808        96         962 125,750  1,257,483        96         962
 Shares
 outstanding:
 Beginning of
 period..........       96        962         -           -      96        962         -           -
                   ------------------ --------------------- ------------------ ---------------------
 End of period...  125,788 $1,257,770        96   $     962 125,846 $1,258,445        96   $     962
                   ------------------ --------------------- ------------------ ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 68                                     April 30, 1999 (Unaudited)
              SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            COMMON STOCKS - 96.47%

            ADVERTISING - 0.24%
      100   Interpublic Group Companies, Inc. .....................   $    7,755
      100   Omnicom Group, Inc. ...................................        7,250
                                                                      ----------
                                                                          15,005
                                                                      ----------
            AEROSPACE/DEFENSE - 0.08%
      100 * Gulfstream Aerospace Corp. ............................        4,874
                                                                      ----------
            AIRLINES - 0.31%
      100 * AMR Corp. .............................................        6,980
      100   Delta Air Lines, Inc. .................................        6,344
      200   Southwest Airlines Co. ................................        6,513
                                                                      ----------
                                                                          19,837
                                                                      ----------
            AUTO - REPLACEMENT PARTS - 0.35%
      100   Cooper Tire & Rubber Co. ..............................        2,192
      300   Genuine Parts Co. .....................................        9,000
      200   Goodyear Tire & Rubber Co. ............................       11,438
                                                                      ----------
                                                                          22,630
                                                                      ----------
            BANKS - NEW YORK CITY - 2.45%
      600   Bank of New York Co., Inc. ............................       24,000
    1,400   Citigroup, Inc. .......................................      105,350
      200   J. P. Morgan & Co., Inc. ..............................       26,950
                                                                      ----------
                                                                         156,300
                                                                      ----------
            BANKS - OTHER - 4.11%
    1,200   Bank of America Corp. .................................       86,400
      100   BankBoston Corp. ......................................        4,900
      100   Bankers Trust Corp ....................................        9,006
      800   First Union Corp. .....................................       44,300
      400   Fleet Financial Group, Inc. ...........................       17,225
      200   Mellon Bank Corp. .....................................       14,863
      200   National City Corp. ...................................       14,350
      150   Providian Financial Corp. .............................       19,359
    1,200   Wells Fargo Company....................................       51,825
                                                                      ----------
                                                                         262,228
                                                                      ----------
            BANKS - REGIONAL - 3.20%
      900   BankOne Corp. .........................................       53,100
      600   Chase Manhattan Corp. .................................       49,650
      100   Fifth Third Bancorp....................................        7,169
      600   Firstar Corp. .........................................       18,038

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            BANKS - REGIONAL - Continued
      300   KeyCorp................................................   $    9,281
      200   PNC Bank Corp. ........................................       11,575
      100   State Street Corp. ....................................        8,750
      200   SunTrust Banks, Inc. ..................................       14,300
      400   U.S. Bancorp...........................................       14,825
      200   Wachovia Corp. ........................................       17,575
                                                                      ----------
                                                                         204,263
                                                                      ----------
            BEVERAGE - SOFT DRINKS - 2.83%
    1,900   Coca-Cola Co. .........................................      129,200
      200   Coca Cola Enterprises, Inc. ...........................        6,900
    1,200   PepsiCo, Inc. .........................................       44,325
                                                                      ----------
                                                                         180,425
                                                                      ----------
            BROADCASTING - 1.66%
      100 * Clear Channel Communications, Inc. ....................        6,950
      300   Comcast Corp., Class A.................................       19,706
      400 * Media One Group, Inc. .................................       32,625
      500   U S WEST, Inc. ........................................       26,156
      500 * Viacom, Inc., Class B..................................       20,438
                                                                      ----------
                                                                         105,875
                                                                      ----------
            BUILDING MATERIALS - 0.62%
      200   Lowe's Companies, Inc. ................................       10,550
      300   Masco Corp. ...........................................        8,813
      200   Sherwin-Williams Co. ..................................        6,225
      300   Vulcan Materials Co. ..................................       14,325
                                                                      ----------
                                                                          39,913
                                                                      ----------
            CHEMICAL - MAJOR - 0.51%
      100   Morton International, Inc. ............................        4,037
      300   PPG Industries, Inc. ..................................       19,481
      200   Rohm and Haas Co. .....................................        8,962
                                                                      ----------
                                                                          32,480
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 0.34%
      200   Ecolab, Inc. ..........................................        8,387
      100   Nalco Chemical Co. ....................................        3,656
      300   Olin Corp. ............................................        4,388
      100   Praxair, Inc. .........................................        5,174
                                                                      ----------
                                                                          21,605
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CONGLOMERATES - 0.89%
      300   Tenneco, Inc. .........................................   $    8,100
      600   Tyco International, Ltd. ..............................       48,750
                                                                      ----------
                                                                          56,850
                                                                      ----------
            CONSUMER FINANCE - 0.54%
      100   Capital One Financial Corp. ...........................       17,368
      600   MBNA Corp. ............................................       16,912
                                                                      ----------
                                                                          34,280
                                                                      ----------
            CONTAINERS - METAL/GLASS - 0.28%
      200   Corning, Inc. .........................................       11,450
      100   Crown Cork & Seal Co., Inc. ...........................        3,250
      100 * Owens-Illinois, Inc. ..................................        2,900
                                                                      ----------
                                                                          17,600
                                                                      ----------
            CONTAINERS - PAPER - 0.20%
      100 * Sealed Air Corp. ......................................        6,080
      100   Temple-Inland, Inc. ...................................        6,900
                                                                      ----------
                                                                          12,980
                                                                      ----------
            COSMETICS/TOILETRIES - 0.89%
      200   Avon Products, Inc. ...................................       10,863
      800   Gillette Co. ..........................................       41,750
      100   International Flavors & Fragrances, Inc. ..............        3,950
                                                                      ----------
                                                                          56,563
                                                                      ----------
            DRUGS - 7.20%
    1,000   American Home Products Corp. ..........................       61,000
      400 * Amgen, Inc. ...........................................       24,575
    1,600   Bristol Myers Squibb Co. ..............................      101,700
      800   Eli Lilly and Co. .....................................       58,900
    1,700   Merck & Co., Inc. .....................................      119,425
    1,100   Schering-Plough Corp. .................................       53,144
      600   Warner-Lambert Co. ....................................       40,762
                                                                      ----------
                                                                         459,506
                                                                      ----------
            ELECTRICAL EQUIPMENT - 0.74%
      600   Emerson Electric Co. ..................................       38,700
      100   W. W. Grainger, Inc. ..................................        5,019
      100   Molex, Inc. ...........................................        3,225
                                                                      ----------
                                                                          46,944
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 0.17%
      100   Perkin-Elmer Corp. ....................................       10,813
                                                                      ----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     69
         SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            ENTERTAINMENT - 2.15%
      400   Carnival Corp., Class A................................   $   16,500
      150   Hasbro, Inc. ..........................................        5,119
      200   Mattel, Inc. ..........................................        5,175
      900   Time Warner, Inc. .....................................       63,000
    1,500   Walt Disney Co. .......................................       47,625
                                                                      ----------
                                                                         137,419
                                                                      ----------
            FINANCE COMPANIES - 0.88%
      700   Associates First Capital Corp. ........................       31,019
      500   Household International, Inc. .........................       25,156
                                                                      ----------
                                                                          56,175
                                                                      ----------
            FINANCIAL SERVICES - 0.97%
      400   American Express Co. ..................................       52,275
      100   Countrywide Credit Industries, Inc. ...................        4,531
      100   H & R Block, Inc. .....................................        4,813
                                                                      ----------
                                                                          61,619
                                                                      ----------
            FOODS - 2.06%
      200   Bestfoods..............................................       10,038
      400   Campbell Soup Co. .....................................       16,400
      500   ConAgra, Inc. .........................................       12,437
      200   General Mills, Inc. ...................................       14,625
      400   H J Heinz Co. .........................................       18,675
      100   Hershey Foods Corp. ...................................        5,263
      300   Kellogg Co. ...........................................       11,100
      100   Pioneer Hi-Bred International, Inc. ...................        3,738
      100   Quaker Oats Co. .......................................        6,455
      200   Ralston Purina Co. ....................................        6,100
      800   Sara Lee Corp. ........................................       17,800
      100   Wm. Wrigley Jr. Co. ...................................        8,869
                                                                      ----------
                                                                         131,500
                                                                      ----------
            FOOTWEAR - 0.19%
      200   NIKE, Inc., Class B....................................       12,438
                                                                      ----------
            FREIGHT - 0.18%
      100 * FDX Corp. .............................................       11,256
                                                                      ----------
            FUNERAL SERVICES - 0.10%
      300   Service Corp. International............................        6,225
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            GOLD MINING - 0.23%
      300   Barrick Gold Corp. ....................................   $    6,037
      100   Battle Mountain Gold Co. ..............................          281
      400   Homestake Mining Co. ..................................        3,825
      300   Placer Dome, Inc. .....................................        4,238
                                                                      ----------
                                                                          14,381
                                                                      ----------
            GOVERNMENT SPONSORED - 1.77%
      600   Federal Home Loan Mortgage Corp. ......................       37,650
    1,000   Federal National Mortgage Association..................       70,938
      100   SLM Holding Corp. .....................................        4,268
                                                                      ----------
                                                                         112,856
                                                                      ----------
            HEALTHCARE - 0.51%
      200   Cardinal Health, Inc. .................................       11,963
      200 * HealthSouth Corp. .....................................        2,688
      200   IMS Health, Inc. ......................................        6,000
      174   McKesson HBOC, Inc. ...................................        6,090
      100   United HealthCare Corp. ...............................        5,612
                                                                      ----------
                                                                          32,353
                                                                      ----------
            HEAVY DUTY TRUCKS/PARTS - 0.09%
      100   PACCAR, Inc. ..........................................        5,600
                                                                      ----------
            HOSPITAL MANAGEMENT - 0.23%
      500   Columbia/HCA Healthcare Corp. .........................       12,344
      100 * Tenet Healthcare Corp. ................................        2,362
                                                                      ----------
                                                                          14,706
                                                                      ----------
            HOSPITAL SUPPLIES - 3.78%
    1,300   Abbott Laboratories....................................       62,969
      300   Baxter International, Inc. ............................       18,900
      200   Becton, Dickinson and Co. .............................        7,438
      200 * Boston Scientific Corp. ...............................        8,513
    1,100   Johnson & Johnson......................................      107,250
      500   Medtronic, Inc. .......................................       35,968
                                                                      ----------
                                                                         241,038
                                                                      ----------
            HOUSEHOLD PRODUCTS - 2.86%
      100   Clorox Co. ............................................       11,538
      200   Colgate-Palmolive Co. .................................       20,488
      178   Newell Rubbermaid, Inc. ...............................        8,444
    1,100   Procter & Gamble Co. ..................................      103,194
      600   Unilever NV - ADR......................................       38,962
                                                                      ----------
                                                                         182,626
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 4.27%
      100 * BMC Software, Inc. ....................................   $    4,306
    3,000 * Microsoft Corp. .......................................      243,938
      900 * Oracle Corp. ..........................................       24,356
                                                                      ----------
                                                                         272,600
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 4.70%
      100 * Apple Computer, Inc. ..................................        4,600
    1,000   Compaq Computer Corp. .................................       22,313
    1,500 * Dell Computer Corp. ...................................       61,781
      100 * Gateway 2000, Inc. ....................................        6,619
      700   Hewlett Packard Co. ...................................       55,213
      600   International Business Machines Corp. .................      125,513
      400 * Sun Microsystems, Inc. ................................       23,925
                                                                      ----------
                                                                         299,964
                                                                      ----------
            INFORMATION PROCESSING -
            COMPUTER SERVICES - 2.24%
      600 * America Online, Inc. ..................................       85,650
      500   Automatic Data Processing, Inc. .......................       22,250
      400   Electronic Data Systems Corp. .........................       21,500
      200   First Data Corp. ......................................        8,488
      100   Paychex, Inc. .........................................        5,106
                                                                      ----------
                                                                         142,994
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 1.91%
      400 * Cendant Corp. .........................................        7,200
      300   Computer Associates International, Inc. ...............       12,806
      100 * Computer Sciences Corp. ...............................        5,956
      200 * Compuware Corp. .......................................        4,875
      300 * EMC Corp. .............................................       32,681
      100 * Novell, Inc . .........................................        2,225
      200   Pitney Bowes, Inc. ....................................       13,988
      100 * Seagate Technology, Inc. ..............................        2,788
      200 * Solectron Corp. .......................................        9,700
      500   Xerox Corp. ...........................................       29,374
                                                                      ----------
                                                                         121,593
                                                                      ----------
            INFORMATION PROCESSING -
            NETWORKING - 2.08%
      200 * 3Com Corp. ............................................        5,224
      100 * Ascend Communications, Inc. ...........................        9,663
    1,000 * Cisco Systems, Inc. ...................................      114,063
      100 * General Instrument Corp. ..............................        3,650
                                                                      ----------
                                                                         132,600
                                                                      ----------

--------------------------------------------------------------------------------

 70                                     April 30, 1999 (Unaudited)
         SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INSURANCE - CASUALTY - 0.14%
      100   Chubb Corp. ...........................................   $    5,925
      100   St. Paul Companies, Inc. ..............................        2,869
                                                                      ----------
                                                                           8,794
                                                                      ----------
            INSURANCE - LIFE - 0.55%
      100   Aetna, Inc. ...........................................        8,769
      100   Conseco, Inc. .........................................        3,156
      100   Jefferson-Pilot Corp. .................................        6,738
      100   Lincoln National Corp. ................................        9,606
      100   Transamerica Corp. ....................................        7,125
                                                                      ----------
                                                                          35,394
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 0.47%
       10 * Berkshire Hathaway, Inc. ..............................       24,700
      100   UNUM Corp. ............................................        5,463
                                                                      ----------
                                                                          30,163
                                                                      ----------
            INSURANCE - MULTILINE - 3.00%
      600   Allstate Corp. ........................................       21,825
      885   American International Group, Inc. ....................      103,932
      200   Aon Corp. .............................................       13,700
      200   CIGNA Corp. ...........................................       17,438
      200   Hartford Financial Services Group......................       11,788
      300   Marsh & McLennan Companies, Inc. ......................       22,968
                                                                      ----------
                                                                         191,651
                                                                      ----------
            LODGING - 0.07%
      100   Marriott International, Inc. ..........................        4,188
                                                                      ----------
            MACHINERY - AGRICULTURE - 0.13%
      200   Deere & Co. ...........................................        8,600
                                                                      ----------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.40%
      400   Caterpillar, Inc. .....................................       25,750
                                                                      ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 0.92%
      200   Cooper Industries, Inc. ...............................        9,675
      200   Dover Corp. ...........................................        7,388
      300   Illinois Tool Works, Inc. .............................       23,100
      100   Ingersoll-Rand Co. ....................................        6,919
      100   Johnson Controls, Inc. ................................        7,281
      100   Newport News Shipbuilding, Inc. .......................        2,619
      100   Pall Corp. ............................................        1,843
                                                                      ----------
                                                                          58,825
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MEDICAL TECHNOLOGY - 0.17%
      200   Guidant Corp. .........................................   $   10,738
                                                                      ----------
            MERCHANDISE - DRUG - 0.48%
      200   CVS Corp. .............................................        9,525
      100   Rite Aid Corp. ........................................        2,331
      700   Walgreen Co. ..........................................       18,813
                                                                      ----------
                                                                          30,669
                                                                      ----------
            MERCHANDISE - SPECIALTY - 1.67%
      100 * Costco Companies, Inc. ................................        8,094
      200   Fortune Brands, Inc. ..................................        7,900
      300   Gap, Inc. .............................................       19,969
    1,000   Home Depot, Inc. ......................................       59,938
      250 * Staples, Inc. .........................................        7,500
      100   TJX Companies, Inc. ...................................        3,330
                                                                      ----------
                                                                         106,731
                                                                      ----------
            MERCHANDISING - DEPARTMENT - 0.41%
      300   Dayton Hudson Corp. ...................................       20,194
      150   May Department Stores Co. .............................        5,972
                                                                      ----------
                                                                          26,166
                                                                      ----------
            MERCHANDISING - FOOD - 0.83%
      200   Albertsons, Inc. ......................................       10,300
      200   American Stores Co. ...................................        6,313
      200 * Kroger Co. ............................................       10,863
      300 * Safeway, Inc. .........................................       16,181
      200   SYSCO Corp. ...........................................        5,938
      100   Winn-Dixie Stores, Inc. ...............................        3,580
                                                                      ----------
                                                                          53,175
                                                                      ----------
            MERCHANDISING - MASS - 2.26%
      100 * KMart Corp. ...........................................        1,488
      100   J.C. Penney Co., Inc. .................................        4,562
      200   Sears Roebuck and Co. .................................        9,200
    2,800   Wal-Mart Stores, Inc. .................................      128,800
                                                                      ----------
                                                                         144,050
                                                                      ----------
            METALS - ALUMINUM - 0.20%
      400   Alcan Aluminium, Ltd. .................................       12,700
                                                                      ----------
            METALS - COPPER - 0.04%
      100   Newmont Mining Corp. ..................................        2,406
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            METALS - MISCELLANEOUS - 0.16%
      100   Engelhard Corp. .......................................   $    1,919
      200   Inco, Limited..........................................        3,838
      100   Precision Castparts Corp. .............................        4,274
                                                                      ----------
                                                                          10,031
                                                                      ----------
            METALS - STEEL - 0.02%
      100   Worthington Industries, Inc. ..........................        1,381
                                                                      ----------
            MISCELLANEOUS - 0.06%
      100   Equifax, Inc. .........................................        3,594
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 0.03%
      100   Questar Corp. .........................................        1,819
                                                                      ----------
            OIL - INTEGRATED DOMESTIC - 1.56%
      300   Amerada Hess Corp. ....................................       17,100
      100   Ashland Oil, Inc. .....................................        4,225
      400   Burlington Resources, Inc. ............................       18,425
      173   Kerr-McGee Corp. ......................................        7,331
      100   Pennzoil-Quaker State Co. .............................        1,294
      700   Phillips Petroleum Co. ................................       35,438
      500   USX-Marathon Group.....................................       15,624
                                                                      ----------
                                                                          99,437
                                                                      ----------
            OIL - INTEGRATED INTERNATIONAL - 1.23%
      200   Murphy Oil Corp. ......................................        9,388
    1,100   Texaco, Inc. ..........................................       69,025
                                                                      ----------
                                                                          78,413
                                                                      ----------
            OIL - SERVICES - 1.08%
      300   Baker Hughes, Inc. ....................................        8,963
      500   Halliburton Co. .......................................       21,313
      600   Schlumberger, Ltd. ....................................       38,324
                                                                      ----------
                                                                          68,600
                                                                      ----------
            OIL/GAS PRODUCERS - 0.77%
      200   Anadarko Petroleum Corp. ..............................        7,588
      200   Apache Corp. ..........................................        6,138
      100   Noble Affiliates, Inc. ................................        3,206
      300   Pennzenergy Co. .......................................        3,881
      100 * Pioneer Natural Resources Corp. .......................        1,169
      300 * Ranger Oil, Ltd. ......................................        1,556
      300   Sonat, Inc. ...........................................       10,725
      200   Sunoco, Inc. ..........................................        7,150
      100   Ultramar Diamond Shamrock Corp. .......................        2,306
      400   Union Pacific Resources Group, Inc. ...................        5,600
                                                                      ----------
                                                                          49,319
                                                                      ----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     71
         SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS CONTINUED

 NUMBER                                                                 MARKET
OF SHARES                                                               VALUE

--------------------------------------------------------------------------------
           PAPER/FOREST PRODUCTS - 1.04%
     100   Avery Dennison Corp. ..................................... $    6,825
     200   Fort James Corp. .........................................      7,600
     600   Kimberly-Clark Corp. .....................................     36,788
     100   Louisiana Pacific Corp. ..................................      2,081
     100   Mead Corp. ...............................................      4,181
     100   Potlatch Corp. ...........................................      4,144
     100   Willamette Industries, Inc. ..............................      4,675
                                                                      ----------
                                                                          66,294
                                                                      ----------
           POLLUTION CONTROL - 0.33%
     100   Browning-Ferris Industries, Inc. .........................      3,988
     300   Waste Management, Inc. ...................................     16,950
                                                                      ----------
                                                                          20,938
                                                                      ----------
           PUBLISHING - NEWS - 0.60%
     100   Dow Jones & Co., Inc. ....................................      5,450
     300   Gannett Co., Inc. ........................................     21,244
     100   New York Times Co., Class A...............................      3,450
     100   Tribune Co. ..............................................      8,344
                                                                      ----------
                                                                          38,488
                                                                      ----------
           PUBLISHING/PRINTING - 0.34%
     100   Deluxe Corp. .............................................      3,463
     200   Dunn & Bradstreet Corp. ..................................      7,350
     200   McGraw-Hill, Inc. ........................................     11,050
                                                                      ----------
                                                                          21,863
                                                                      ----------
           RAILROAD - 0.92%
     400   Burlington Northern Santa Fe Corp. .......................     14,650
     200   CSX Corp. ................................................      9,850
     500   Norfolk Southern Corp. ...................................     16,344
     300   Union Pacific Corp. ......................................     18,000
                                                                      ----------
                                                                          58,844
                                                                      ----------
           RESTAURANTS - 0.90%
   1,200   McDonald's Corp. .........................................     50,850
     100 * Tricon Global Restaurants, Inc. ..........................      6,438
                                                                      ----------
                                                                          57,288
                                                                      ----------
           SAVINGS & LOAN - 0.26%
     400   Washington Mutual, Inc. ..................................     16,450
                                                                      ----------

    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE

--------------------------------------------------------------------------------
            SECURITIES RELATED - 1.29%
      200   Charles Schwab Corp. ..................................   $   21,950
      100   Franklin Resources, Inc. ..............................        4,000
      200   Merrill Lynch & Co., Inc. .............................       16,788
      400   Morgan Stanley Dean Witter & Co. ......................       39,675
                                                                      ----------
                                                                          82,413
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT - 0.17%
      200 * Applied Materials, Inc. ...............................       10,725
                                                                      ----------
            SEMICONDUCTORS - 2.73%
      100 * Advanced Micro Devices, Inc............................        1,644
    2,000   Intel Corp.............................................      122,375
      100 * Micron Technology, Inc.................................        3,713
      300   Rockwell International Corp............................       15,487
      300   Texas Instruments, Inc.................................       30,637
                                                                      ----------
                                                                         173,856
                                                                      ----------
            TELECOMMUNICATIONS - 3.07%
      400 * Airtouch Communications, Inc...........................       37,350
      200   ALLTEL Corp............................................       13,488
      100   Frontier Corp..........................................        5,519
    1,100 * MCI Worldcom, Inc......................................       90,406
      100 * Nextel Communications, Inc., Class A...................        4,094
      500   Nortel Networks Corp...................................       34,094
      100 * Tellabs, Inc...........................................       10,955
                                                                      ----------
                                                                         195,906
                                                                      ----------
            TEXTILE - PRODUCTS - 0.08%
      100   V. F. Corp.............................................        5,150
                                                                      ----------
            UTILITIES - COMMUNICATION - 5.32%
      900   Ameritech Corp.........................................       61,594
    1,300   Bell Atlantic Corp.....................................       74,913
    1,500   BellSouth Corp.........................................       67,125
    1,500   SBC Communications, Inc................................       84,000
      400   Sprint Corp., FON Group................................       41,025
      250 * Sprint Corp., PCS Group................................       10,593
                                                                      ----------
                                                                         339,250
                                                                      ----------
            UTILITIES - ELECTRIC - 2.02%
      100 * AES Corp...............................................        5,000
      300   Allegheny Energy, Inc..................................       10,219
      400   Cinergy Corp...........................................       11,925
      400   DPL, Inc...............................................        7,150
      100   Idacorp, Inc...........................................        3,150

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
           UTILITIES - ELECTRIC - Continued
      200  IPALCO Enterprises, Inc.................................   $    4,613
      200  Kansas City Power & Light Co............................        5,350
      200  Minnesota Power, Inc....................................        4,213
      100  Montana Power Co........................................        7,456
      100  Nevada Power Co.........................................        2,581
      300  New Century Energies, Inc...............................       10,500
      200  Nisource, Inc...........................................        5,550
      200  OGE Energy Corp.........................................        4,738
      700  PacifiCorp..............................................       11,681
      500  Potomac Electric Power Co...............................       14,625
      300  Puget Sound Energy, Inc.................................        7,406
      200  TECO Energy, Inc........................................        4,263
      250  UtiliCorp United, Inc...................................        6,109
      100  Washington Gas Light Co.................................        2,355
                                                                      ----------
                                                                         128,884
                                                                      ----------
           UTILITIES - GAS, DISTRIBUTION - 0.42%
      100  AGL Resources, Inc......................................        1,819
      400  Keyspan Energy Corp.....................................       10,700
      100  MCN Energy Group, Inc...................................        1,994
      200  National Fuel Gas Co....................................        8,750
      100  NICOR, Inc..............................................        3,637
                                                                      ----------
                                                                          26,900
                                                                      ----------
           UTILITIES - GAS, PIPELINE - 1.48%
      200  Columbia Energy Group...................................        9,612
      300  Consolidated Natural Gas Co. ...........................       17,850
      500  Enron Corp..............................................       37,625
      100  ONEOK, Inc..............................................        2,794
      200  Peoples Energy Corp.....................................        7,474
      400  Williams Companies, Inc.................................       18,900
                                                                      ----------
                                                                          94,255
                                                                      ----------
           WATER SERVICES - 0.04%
      100  American Water Works Co., Inc...........................        2,844
                                                                      ----------
           TOTAL COMMON STOCKS
           (Cost $5,439,131).......................................    6,153,856
                                                                      ----------

--------------------------------------------------------------------------------

 72                                     April 30, 1999 (Unaudited)
         SOCIALLY RESPONSIBLE FUND - STATEMENT OF NET ASSETS CONTINUED

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          GOVERNMENT SPONSORED -
          SHORT TERM - 3.12%
 $199,000 Federal Home Loan Bank,
          4.80% due 05/03/99......................................   $  199,000
                                                                     ----------
          TOTAL GOVERNMENT SPONSORED -
          SHORT TERM
          (Cost $199,000).........................................      199,000
                                                                     ----------
          TOTAL INVESTMENTS
          (Cost $5,638,131) - 99.59%..............................    6,352,856
          Other assets less liabilities,
          net - 0.41%.............................................       26,100
                                                                     ----------
          NET ASSETS (equivalent to $11.94 per share for 130,291
          Class A shares; $11.92 per share for 152,725 Class B
          shares; $11.94 per share for 125,654 Class I shares and
          $11.94 per share for 125,816 Class II
          shares outstanding) - 100.00%...........................   $6,378,956
                                                                     ----------





------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 534,486 shares outstanding.......... $     5,345
Additional paid in capital.......................................   5,395,699
Undistributed net realized gain on securities....................     264,285
Undistributed net investment income..............................      (1,098)
Unrealized appreciation of securities............................     714,725
                                                                  -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................ $ 6,378,956
                                                                  -----------

--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,555,679 divided by 130,291 shares)....................... $     11.94
                                                                    -----------
Offering price per Class A share
(100/94.25 of $11.94)*............................................. $     12.67
                                                                    -----------
Net asset value and offering price per Class B
share ($1,820,749 divided by 152,725 shares)**..................... $     11.92
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($1,500,267 divided by
125,654 shares).................................................... $     11.94
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($1,502,261 divided by
125,816 shares).................................................... $     11.94
                                                                    -----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases
   of $25,000 and over.
** Redemption price per share is equal to net asset
   value less any applicable contingent deferred sales charge.

 SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                73
          SOCIALLY RESPONSIBLE FUND - FINANCIAL STATEMENTS (Unaudited) STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends........................................................... $   31,438
Interest............................................................     20,078
                                                                     ----------
 Total investment income............................................     51,516
                                                                     ----------
EXPENSES:
Advisory fees.......................................................      6,923
Transfer agent fees.................................................      7,552
Custodian fees......................................................      3,864
Distribution fees:
 Class A............................................................      1,714
 Class B............................................................      7,175
Administrative service fee, Class I.................................      1,707
Registration and filing fees........................................     26,115
Audit fees and tax services.........................................      1,941
Accounting services.................................................        835
Trustees' fees and expenses.........................................        828
Report to shareholders..............................................        162
Miscellaneous.......................................................        203
                                                                     ----------
 Total expenses.....................................................     59,019
 Expense reimbursement (see Note 3).................................    (31,740)
                                                                     ----------
 Net expenses.......................................................     27,279
                                                                     ----------
NET INVESTMENT INCOME...............................................     24,237
                                                                     ----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.....................................    264,285
Net unrealized appreciation of securities during the period.........    714,725
                                                                     ----------
  Realized and unrealized gain on securities during the period......    979,010
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATION..................... $1,003,247
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS

                                              For the six     For the period
                                              months ended  October 7, 1998 to
                                             April 30, 1999  October 31, 1998
                                             ---------------------------------
OPERATIONS:
Net investment income.......................   $   24,237         $    -
Net realized gain on securities.............      264,285              -
Net unrealized appreciation of securities
during the period...........................      714,725              -
                                             ---------------------------------
 Increase in net assets resulting from
 operations.................................    1,003,247              -
                                             ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................       (6,409)             -
 Class B....................................       (2,271)             -
 Class I....................................       (7,393)             -
 Class II...................................       (9,262)             -
                                             ---------------------------------
  Total distributions to shareholders from
  net investment income.....................      (25,335)             -
                                             ---------------------------------
Net realized gain on securities
 Class A....................................            -              -
 Class B....................................            -              -
 Class I....................................            -              -
 Class II...................................            -              -
                                             ---------------------------------
  Total distributions to shareholders
  from net realized gain on securities......            -              -
                                             ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............      (25,335)             -
                                             ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................    1,311,127          1,250
 Class B....................................    1,570,761          1,250
 Class I....................................    1,256,144          1,250
 Class II...................................    1,258,012          1,250
                                             ---------------------------------
Total increase in net assets resulting from
share transactions..........................    5,396,044          5,000
                                             ---------------------------------
TOTAL INCREASE IN NET ASSETS................    6,373,956          5,000
NET ASSETS:
 Beginning of year..........................        5,000              -
                                             ---------------------------------
 End of period (including undistributed net
 investment income of ($1,098) and $0)......   $6,378,956         $5,000
                                             ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                 Class B
 OUTSTANDING       --------------------------------------- -----------------------------------------
                      For the six       For the period        For the six         For the period
                      months ended    October 7, 1998 to      months ended      October 7, 1998 to
                     April 30, 1999    October 31, 1998      April 30, 1999      October 31, 1998
                   ------------------ -------------------- -------------------  --------------------
                   Shares    Amount    Shares    Amount    Shares     Amount     Shares    Amount
                   ------------------ -------------------- -------------------  --------------------
 Shares sold.....  129,597 $1,304,718      125  $    1,250 153,081  $1,576,150       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......      569      6,409        -           -     206       2,270         -           -
 Shares
 repurchased.....        -          -        -           -    (687)     (7,659)        -           -
                   ------------------ -------------------- -------------------  --------------------
 Increase in
 shares
 outstanding.....  130,166  1,311,127      125       1,250 152,600   1,570,761       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125      1,250        -           -     125       1,250         -           -
                   ------------------ -------------------- -------------------  --------------------
 End of period...  130,291 $1,312,377      125  $    1,250 152,725  $1,572,011       125      $1,250
                   ------------------ -------------------- -------------------  --------------------
 CHANGE IN SHARES                 Class I                                 Class II
 OUTSTANDING       --------------------------------------- ---------------------------------------
                      For the six       For the period        For the six       For the period
                      months ended    October 7, 1998 to      months ended    October 7, 1998 to
                     April 30, 1999    October 31, 1998      April 30, 1999    October 31, 1998
                   ------------------ -------------------- ------------------ --------------------
                   Shares    Amount    Shares    Amount    Shares    Amount    Shares    Amount
                   ------------------ -------------------- ------------------ --------------------
 Shares sold.....  124,875 $1,248,750      125  $    1,250 124,875 $1,248,750      125  $    1,250
 Shares issued
 for
 distributions
 reinvested......      654      7,394        -           -     816      9,262        -           -
 Shares
 repurchased.....        -          -        -           -       -          -        -           -
                   ------------------ -------------------- ------------------ --------------------
 Increase in
 shares
 outstanding.....  125,529  1,256,144      125       1,250 125,691  1,258,012      125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125      1,250        -           -     125      1,250        -           -
                   ------------------ -------------------- ------------------ --------------------
 End of period...  125,654 $1,257,394      125  $    1,250 125,816 $1,259,262      125  $    1,250
                   ------------------ -------------------- ------------------ --------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 74                                     April 30, 1999 (Unaudited)
                    BALANCED FUND - STATEMENT OF NET ASSETS

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            COMMON STOCK - 63.14%
            AEROSPACE/DEFENSE - 1.67%
    1,300   Boeing Co. ............................................   $   52,811
      500   United Technologies Corp. .............................       72,438
                                                                      ----------
                                                                         125,249
                                                                      ----------
            AUTO - CARS - 0.55%
    2,500 * Autonation, Inc. ......................................       35,781
      300 * Delphi Automotive Systems Corp. .......................        5,831
                                                                      ----------
                                                                          41,612
                                                                      ----------
            AUTO - ORIGINAL EQUIPMENT - 0.64%
    1,100   Federal-Mogul Corp. ...................................       48,262
                                                                      ----------
            BANKS - NEW YORK CITY - 1.70%
    1,700   Citigroup, Inc. .......................................      127,924
                                                                      ----------
            BANKS - OTHER - 3.43%
    1,600   Bank of America Corp. .................................      115,199
    3,300   Wells Fargo Company....................................      142,519
                                                                      ----------
                                                                         257,718
                                                                      ----------
            BEVERAGE - SOFT DRINKS - 0.60%
      500   Coca-Cola Co. .........................................       34,000
      300   PepsiCo, Inc. .........................................       11,081
                                                                      ----------
                                                                          45,081
                                                                      ----------
            BROADCASTING - 2.68%
      500 * Adelphia Communications Corp., Class A.................       34,125
    1,000 * Cablevision Systems Corp., Class A.....................       77,375
    2,200 * Viacom, Inc., Class B..................................       89,925
                                                                      ----------
                                                                         201,425
                                                                      ----------
            BUILDING MATERIALS - 0.63%
      900   Lowe's Companies, Inc. ................................       47,475
                                                                      ----------
            CHEMICAL - MISCELLANEOUS - 0.73%
    1,300   Ecolab, Inc. ..........................................       54,519
                                                                      ----------
            CONGLOMERATES - 1.14%
      400   Textron, Inc. .........................................       36,850
      600   Tyco International Ltd. ...............................       48,750
                                                                      ----------
                                                                          85,600
                                                                      ----------
            CONTAINERS - PAPER - 0.73%
      900 * Sealed Air Corp. ......................................       54,731
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            DRUGS - 2.83%
    1,656   Astrazeneca AB - ADR...................................   $   64,998
    1,500 * Forest Laboratories, Inc. .............................       66,750
      700   Pfizer, Inc. ..........................................       80,544
                                                                      ----------
                                                                         212,292
                                                                      ----------
            ELECTRICAL EQUIPMENT - 0.12%
      100   Sony Corp. - ADR ......................................        9,250
                                                                      ----------
            ELECTRONIC INSTRUMENTS - 0.72%
      500   Perkin-Elmer Corp. ....................................       54,063
                                                                      ----------
            ENTERTAINMENT - 1.76%
    1,000 * Fox Entertainment Group................................       25,625
    2,100   Hasbro, Inc. ..........................................       71,663
      500   Time Warner, Inc. .....................................       35,000
                                                                      ----------
                                                                         132,288
                                                                      ----------
            FINANCE COMPANIES - 1.34%
    2,000   Household International, Inc. .........................      100,625
                                                                      ----------
            FOODS - 0.99%
    1,400   Kellogg Co. ...........................................       51,800
      600   Nabisco Holdings Corp., Class A........................       22,688
                                                                      ----------
                                                                          74,488
                                                                      ----------
            FOOTWEAR - 0.17%
      200   NIKE, Inc., Class B....................................       12,438
                                                                      ----------
            GOVERNMENT SPONSORED - 1.36%
    2,400   SLM Holding Corp. .....................................      102,450
                                                                      ----------
            HEALTHCARE - 2.22%
      400 * PacifiCare Health System, Inc., Class A................       29,325
    2,000 * Quintiles Transnational Corp. .........................       81,125
    1,000   United HealthCare Corp. ...............................       56,125
                                                                      ----------
                                                                         166,575
                                                                      ----------
            HOSPITAL SUPPLIES - 0.77%
      800   Medtronic, Inc. .......................................       57,550
                                                                      ----------
            HOUSEHOLD PRODUCTS - 0.41%
      300   Colgate-Palmolive Co. .................................       30,731
                                                                      ----------
            INFORMATION PROCESSING - BUSINESS SOFTWARE - 0.64%
    3,500 * Peoplesoft, Inc. ......................................       47,906
                                                                      ----------

  NUMBER                                                                MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 1.54%
      800 * Gateway 2000, Inc. ....................................   $   52,950
      300   International Business Machine.........................       62,756
                                                                      ----------
                                                                         115,706
                                                                      ----------
            INFORMATION PROCESSING -
            DATA SERVICES - 1.69%
    1,900   Autodesk, Inc. ........................................       56,525
    1,200   Xerox Corp. ...........................................       70,500
                                                                      ----------
                                                                         127,025
                                                                      ----------
            INFORMATION PROCESSING -
            NETWORKING - 0.93%
      300 * Ascend Communications, Inc. ...........................       28,988
    1,100 * Newbridge Networks Corp. ..............................       40,975
                                                                      ----------
                                                                          69,963
                                                                      ----------
            INSURANCE - LIFE - 0.26%
      200   Lincoln National Corp. ................................       19,213
                                                                      ----------
            INSURANCE - MISCELLANEOUS - 1.86%
       12 * Berkshire Hathaway, Inc., Class B .....................       29,640
        1 * Berkshire Hathaway, Inc., Class A......................       76,400
      600   The PMI Group, Inc. ...................................       33,488
                                                                      ----------
                                                                         139,528
                                                                      ----------
            INSURANCE - MULTILINE - 1.54%
    1,200   Cincinnati Financial Corp. ............................       48,450
    1,100   XL Capital Limited.....................................       66,756
                                                                      ----------
                                                                         115,206
                                                                      ----------
            MACHINERY - INDUSTRIAL/SPECIALTY - 1.40%
    1,600   Dover Corp. ...........................................       59,100
      600   Illinois Tool Works, Inc. .............................       46,200
                                                                      ----------
                                                                         105,300
                                                                      ----------
            MEDICAL TECHNOLOGY - 1.14%
    1,600   Guidant Corp. .........................................       85,900
                                                                      ----------
            MERCHANDISE - SPECIALTY - 0.64%
      900   American Greetings Corp., Class A......................       23,569
      400   Circuit City Stores, Inc. .............................       24,600
                                                                      ----------
                                                                          48,169
                                                                      ----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     75
               BALANCED FUND - STATEMENT OF NET ASSETS CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISING - MASS - 0.61%
    1,000   Wal-Mart Stores, Inc. ................................   $    46,000
                                                                     -----------
            MULTIMEDIA - 0.58%
    3,200 * Cadence Design Systems, Inc. .........................        43,400
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 0.58%
    2,100   K N Energy, Inc. .....................................        43,313
                                                                     -----------
            OIL - INTEGRATED DOMESTIC - 1.01%
    1,300   Burlington Resources, Inc. ...........................        59,881
      500   USX-Marathon Group....................................        15,625
                                                                     -----------
                                                                          75,506
                                                                     -----------
            OIL - INTEGRATED INTERNATIONAL - 1.30%
      800   Exxon Corp. ..........................................        66,450
      300   Mobil Corp. ..........................................        31,425
                                                                     -----------
                                                                          97,875
                                                                     -----------
            OIL - SERVICE - PRODUCTS - 2.28%
      500   Bp Amoco, Plc. - ADR..................................        56,594
    2,000   Shell Transport & Trading - ADR.......................        90,874
      700 * Weatherford International, Inc. ......................        23,713
                                                                     -----------
                                                                         171,181
                                                                     -----------
            OIL - SERVICES - 0.76%
    1,900   Baker Hughes, Inc. ...................................        56,763
                                                                     -----------
            PAPER/FOREST PRODUCTS - 1.84%
    1,100   Bowater, Inc. ........................................        58,987
    1,600   Fort James Corp. .....................................        60,800
      300   Kimberly-Clark Corp. .................................        18,394
                                                                     -----------
                                                                         138,181
                                                                     -----------
            PUBLISHING - NEWS - 0.41%
      900   New York Times Co., Class A...........................        31,050
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS - 0.55%
    2,500   Indymac Mortgage Holdings.............................        41,250
                                                                     -----------
            SAVINGS & LOAN - 1.04%
    1,900   Washington Mutual, Inc. ..............................        78,138
                                                                     -----------
            SECURITIES RELATED - 0.65%
      700   Donaldson, Lufkin & Jenrette..........................        48,956
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE
--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT - 1.23%
      800 * Applied Materials, Inc. ..............................   $    42,900
    1,000 * KLA-Tencor Corp. .....................................        49,625
                                                                     -----------
                                                                          92,525
                                                                     -----------
            SEMICONDUCTORS - 1.40%
      800   Intel Corp. ..........................................        48,950
    1,000 * Maxim Integrated Products, Inc........................        56,000
                                                                     -----------
                                                                         104,950
                                                                     -----------
            TELECOMMUNICATIONS - 3.16%
      600 * Airtouch Communications, Inc. ........................        56,025
    2,800 * Loral Space & Communications Ltd. ....................        54,600
    1,000 * MCI Worldcom, Inc. ...................................        82,188
      600   Nokia Corp ADR - Series A.............................        44,512
                                                                     -----------
                                                                         237,325
                                                                     -----------
            TEXTILE - PRODUCTS - 0.53%
    1,200 * Jones Apparel Group, Inc. ............................        39,600
                                                                     -----------
            TOBACCO - 0.70%
    1,500   Philip Morris Companies, Inc. ........................        52,594
                                                                     -----------
            UTILITIES - COMMUNICATION - 3.08%
      600   Ameritech Corp. ......................................        41,063
      750 * AT&T Corp. ...........................................        37,874
    1,900   AT&T - Liberty Media Group............................       121,363
      300   Sprint Corp. FON Group................................        30,769
                                                                     -----------
                                                                         231,069
                                                                     -----------
            UTILITIES - ELECTRIC - 1.72%
    1,500 * AES Corp. ............................................        75,000
    3,400 * Northeast Utilities...................................        54,400
                                                                     -----------
                                                                         129,400
                                                                     -----------
            UTILITIES - GAS, PIPELINE - 0.88%
    1,400   Williams Companies, Inc. .............................        66,150
                                                                     -----------
            TOTAL COMMON STOCK
            (Cost $4,007,789).....................................     4,741,488
                                                                     -----------

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
            CORPORATE BONDS - LONG TERM - 17.60%
            AIRLINES - 1.37%
 $100,000   Continental Airlines,
            7.08% due 11/01/04....................................   $   102,690
                                                                     -----------
            BROADCASTING - 1.10%
  100,000   Fox/Liberty Networks,
            9.75% due 08/15/07....................................        82,750
                                                                     -----------
            DRUGS - 1.32%
  100,000   McKesson Corp.,
            6.30% due 03/01/05....................................        99,423
                                                                     -----------
            FINANCE COMPANIES - 3.98%
  100,000   Discover Card Master Trust I,
            5.60% due 05/15/06....................................        99,313
   97,857   DLJ Commercial Mortgage Corp.,
            5.88% due 11/12/31....................................        97,092
  100,000   Green Tree Financial Corp.,
            7.14% due 01/15/29....................................       102,750
                                                                     -----------
                                                                         299,155
                                                                     -----------
            FINANCIAL SERVICES - 1.36%
  100,000   Charter Communications Holding,
            8.25% due 04/01/07....................................       102,250
                                                                     -----------
            FOODS - 1.37%
  100,000   Nabisco, Inc.,
            7.55% due 06/15/15....................................       102,547
                                                                     -----------
            HEALTHCARE - 0.91%
  100,000   Integrated Health Services,
            9.25% due 01/15/08....................................        68,000
                                                                     -----------
            PAPER/FOREST PRODUCTS - 1.38%
  100,000   Pacifica Papers Inc.,
            10.00% due 03/15/09...................................       104,000
                                                                     -----------
            SAVINGS & LOAN - 1.32%
  100,000   Household Finance Co.,
            6.40% due 06/17/08....................................        98,941
                                                                     -----------
            SECURITIES RELATED - 1.29%
   97,191   Morgan Stanley Capital CMO,
            6.01% due 11/15/30....................................        97,054
                                                                     -----------

--------------------------------------------------------------------------------

 76                                     April 30, 1999 (Unaudited)
               BALANCED FUND - STATEMENT OF NET ASSETS CONTINUED

   PAR                                                                  MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          TELECOMMUNICATIONS - 2.20%
 $100,000 Spectrasite Holdings, Inc.,
          12.00% due 07/15/08......................................   $   64,250
  100,000 US West Cap Funding, Inc.,
          6.25% due 07/15/05.......................................      100,622
                                                                      ----------
                                                                         164,872
                                                                      ----------
          TOTAL CORPORATE BONDS
          (Cost $1,342,146)........................................    1,321,682
                                                                      ----------
          UNITED STATES GOVERNMENT -
          LONG TERM - 18.81%
          FEDERAL AGENCIES - 3.02%
  222,675 Government National Mortgage Association,
          7.00% due 12/15/22.......................................      226,503
                                                                      ----------
          GOVERNMENT SPONSORED - 6.39%
          Federal Home Loan Bank:
  100,000 5.13% due 09/15/03.......................................       98,203
  382,000 4.80% due 05/03/99.......................................      382,000
                                                                      ----------
                                                                         480,203
                                                                      ----------
          UNITED STATES NOTES - 9.40%
  650,000 United States Treasury Notes,
          6.88% due 05/15/06.......................................      705,958
                                                                      ----------
          TOTAL UNITED STATES GOVERNMENT -
          LONG TERM
          (Cost $1,417,930)........................................    1,412,664
                                                                      ----------

                                                                       MARKET
                                                                       VALUE

-------------------------------------------------------------------------------
         TOTAL INVESTMENT
         (Cost $6,767,865) - 99.55%...............................   $7,475,834
         Other assets less liabilities,
         net - 0.45%..............................................       33,882
                                                                     ----------
         NET ASSETS (equivalent to $11.68 per share for 142,347
         Class A shares; $11.67 per share for 248,463 Class B
         shares; $11.68 per share for 126,142 Class I shares and
         $11.68 per share for 126,303 Class II shares outstanding)
         - 100.00%................................................   $7,509,716
                                                                     ----------
         * Non-income producing



------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 643,255 shares outstanding...................... $    6,432
Additional paid in capital.........................................  6,610,806
Undistributed net realized gain on securities......................    182,330
Undistributed net investment income................................      2,179
Unrealized appreciation of securities..............................    707,969
                                                                    ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $7,509,716
                                                                    ----------
------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,662,587 divided by 142,347 shares)....................... $    11.68
                                                                    ----------
Offering price per Class A share
(100/94.25 of $11.68)*............................................. $    12.39
                                                                    ----------
Net asset value and offering price per Class B
share ($2,898,920 divided by 248,463 shares)**..................... $    11.67
                                                                    ----------
Net asset value, offering price and redemption
price per Class I share ($1,473,119 divided by
126,142 shares).................................................... $    11.68
                                                                    ----------
Net asset value, offering price and redemption
price per Class II share ($1,475,090 divided by
126,303 shares).................................................... $    11.68
                                                                    ----------
*  Offering price includes sales charge of 5.75%.
   The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset
   value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                77
                BALANCED FUND - FINANCIAL STATEMENTS (Unaudited)
STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends............................................................. $ 22,522
Interest..............................................................   65,364
                                                                       --------
 Total investment income..............................................   87,886
                                                                       --------
EXPENSES:
Advisory fees.........................................................   22,823
Transfer agent fees...................................................    7,598
Custodian fees........................................................    3,909
Distribution fees:
 Class A..............................................................    1,762
 Class B..............................................................    8,078
Administrative service fee, Class I...................................    1,675
Registration and filing fees..........................................   26,320
Audit fees and tax services...........................................    1,991
Accounting services...................................................      860
Trustees' fees and expenses...........................................      820
Report to shareholders................................................      184
Miscellaneous.........................................................      205
                                                                       --------
 Total expenses.......................................................   76,225
 Expense reimbursement (see Note 3)...................................  (33,761)
                                                                       --------
 Net expenses.........................................................   42,464
                                                                       --------
NET INVESTMENT INCOME.................................................   45,422
                                                                       --------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.......................................  182,330
Net unrealized appreciation of securities during the period...........  707,969
                                                                       --------
  Net realized and unrealized gain on securities during the period....  890,299
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $935,721
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                              For the six     For the period
                                              months ended  October 7, 1998 to
                                             April 30, 1999  October 31, 1998
                                             ---------------------------------
OPERATIONS:
Net investment gain.........................   $   45,422         $    -
Net realized gain on securities.............      182,330              -
Net unrealized appreciation of securities
during the period...........................      707,969              -
                                             ---------------------------------
 Increase in net assets resulting from
 operations.................................      935,721              -
                                             ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................      (12,146)             -
 Class B....................................       (3,403)             -
 Class I....................................      (12,936)             -
 Class II...................................      (14,758)             -
                                             ---------------------------------
  Total distributions to shareholders from
  net investment income.....................      (43,243)             -
                                             ---------------------------------
Net realized gain on securities
 Class A....................................            -              -
 Class B....................................            -              -
 Class I....................................            -              -
 Class II...................................            -              -
                                             ---------------------------------
  Total distributions to shareholders
  from net realized gain on securities......            -              -
                                             ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............      (43,243)             -
                                             ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................    1,441,108          1,250
 Class B....................................    2,645,937          1,250
 Class I....................................    1,261,686          1,250
 Class II...................................    1,263,507          1,250
                                             ---------------------------------
Total increase in net assets resulting from
share transactions..........................    6,612,238          5,000
                                             ---------------------------------
TOTAL INCREASE IN NET ASSETS................    7,504,716          5,000
NET ASSETS:
 Beginning of year..........................        5,000              -
                                             ---------------------------------
 End of period (including undistributed net
 investment income of $2,179 and $0)........   $7,509,716         $5,000
                                             ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------- -----------------------------------------
                      For the six         For the period        For the six         For the period
                      months ended      October 7, 1998 to      months ended      October 7, 1998 to
                     April 30, 1999      October 31, 1998      April 30, 1999      October 31, 1998
                   -------------------  -------------------- -------------------  --------------------
                   Shares     Amount     Shares    Amount    Shares     Amount     Shares    Amount
                   -------------------  -------------------- -------------------  --------------------
 Shares sold.....  141,331  $1,430,975       125  $    1,250 248,348  $2,646,262       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......    1,070      12,133         -           -     308       3,403         -           -
 Shares
 repurchased.....     (179)     (2,000)        -           -    (318)     (3,728)        -           -
                   -------------------  -------------------- -------------------  --------------------
 Increase in
 shares
 outstanding.....  142,222   1,441,108       125       1,250 248,338   2,645,937       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125       1,250         -           -     125       1,250         -           -
                   -------------------  -------------------- -------------------  --------------------
 End of period...  142,347  $1,442,358       125  $    1,250 248,463  $2,647,187       125      $1,250
                   -------------------  -------------------- -------------------  --------------------
 CHANGE IN SHARES                 Class I                                 Class II
 OUTSTANDING       --------------------------------------- ---------------------------------------
                      For the six       For the period        For the six       For the period
                      months ended    October 7, 1998 to      months ended    October 7, 1998 to
                     April 30, 1999    October 31, 1998      April 30, 1999    October 31, 1998
                   ------------------ -------------------- ------------------ --------------------
                   Shares    Amount    Shares    Amount    Shares    Amount    Shares    Amount
                   ------------------ -------------------- ------------------ --------------------
 Shares sold.....  124,875 $1,248,750      125  $    1,250 124,875 $1,248,750      125  $    1,250
 Shares issued
 for
 distributions
 reinvested......    1,142     12,936        -           -   1,303     14,757        -           -
 Shares
 repurchased.....        -          -        -           -       -          -        -           -
                   ------------------ -------------------- ------------------ --------------------
 Increase in
 shares
 outstanding.....  126,017  1,261,686      125       1,250 126,178  1,263,507      125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125      1,250        -           -     125      1,250        -           -
                   ------------------ -------------------- ------------------ --------------------
 End of period...  126,142 $1,262,936      125  $    1,250 126,303 $1,264,757      125  $    1,250
                   ------------------ -------------------- ------------------ --------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 78                                     April 30, 1999 (Unaudited)
                 HIGH YIELD BOND FUND - STATEMENT OF NET ASSETS

    PAR                                                                MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 CORPORATE BONDS - LONG TERM - 93.75%
                 AIRLINES - 1.74%
 $1,050,000      Aircraft Service International Group,
                 11.00% due 08/15/05...............................  $1,149,015
                                                                     ----------
                 APPAREL & PRODUCTS - 3.34%
    500,000(1)   Bell Sports, Inc.,
                 11.00% due 08/15/08...............................     506,250
  1,000,000      Galey & Lord, Inc.,
                 9.13% due 03/01/08................................     770,000
  1,000,000      GFSI,
                 9.63% due 03/01/07................................     928,750
                                                                     ----------
                                                                      2,205,000
                                                                     ----------
                 AUTO - CARS - 2.90%
    900,000      Diamond Triumph,
                 9.25% due 04/01/08................................     906,750
  1,000,000(1)   Prestolite Electric, Inc.,
                 9.63% due 02/01/08................................   1,010,000
                                                                     ----------
                                                                      1,916,750
                                                                     ----------
                 BROADCASTING - 5.40%
    900,000      Cumulus Media,
                 10.38% due 07/01/08...............................     974,250
  2,500,000      Echostar DBS Corp.,
                 9.38% due 02/01/09................................   2,593,750
                                                                     ----------
                                                                      3,568,000
                                                                     ----------
                 CHEMICAL - MAJOR - 3.08%
  1,500,000      Koppers Industry, Inc.,
                 9.88% due 12/01/07................................   1,522,500
    500,000(1)   Royster-Clark, Inc.,
                 10.25% due 04/01/09...............................     507,500
                                                                     ----------
                                                                      2,030,000
                                                                     ----------
                 CHEMICAL - MISCELLANEOUS - 2.28%
  1,500,000      GEO Specialty,
                 10.13% due 08/01/08...............................   1,505,625
                                                                     ----------
                 CONSUMER FINANCE - 2.27%
  1,500,000      AmeriCredit Corp.,
                 9.25% due 02/01/04................................   1,500,000
                                                                     ----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 DRUGS - 2.30%
 $1,500,000      ICN Pharmaceuticals, Inc.,
                 8.75% due 11/15/08..............................   $ 1,520,625
                                                                    -----------
                 ELECTRONIC INSTRUMENTS - 1.18%
    750,000      Flextronics International,
                 8.75% due 10/15/07..............................       776,250
                                                                    -----------
                 ENTERTAINMENT - 8.13%
  1,000,000(1)   Carmike Cinemas, Inc.,
                 9.38% due 02/01/09..............................     1,005,000
  1,500,000      Cinemark USA, Inc.,
                 9.63% due 08/01/08..............................     1,552,500
    900,000      Harveys Casino Resorts,
                 10.63% due 06/01/06.............................       954,000
  1,600,000      Hollywood Entertainment Corp.,
                 10.63% due 08/15/04.............................     1,608,000
    250,000(1)   Isle Of Capri Casinos,
                 8.75% due 04/15/09..............................       249,375
                                                                    -----------
                                                                      5,368,875
                                                                    -----------
                 FINANCE COMPANIES - 0.56%
    350,000(1)   R&B Finance Co.,
                 11.38% due 03/15/09.............................       369,250
                                                                    -----------
                 FOODS - 3.70%
  1,500,000      Agrilink Foods, Inc.,
                 11.88% due 11/01/08.............................     1,620,000
  1,000,000      Ameriserve Food Distribution,
                 10.13% due 07/15/07.............................       820,000
                                                                    -----------
                                                                      2,440,000
                                                                    -----------
                 HEALTHCARE - 7.51%
  1,000,000      Genesis Health Ventures, Inc.,
                 9.75% due 06/15/05..............................       905,000
  1,900,000      National Vision Association, Vista Eyecare, Inc.
                 12.75% due 10/15/05.............................     2,237,742
    900,000      Unilab Corp.,
                 11.00% due 04/01/06.............................       918,000
  1,000,000(1)   Universal Hospital Services,
                 10.25% due 03/01/08.............................       900,000
                                                                    -----------
                                                                      4,960,742
                                                                    -----------

                                                                       MARKET
 PAR VALUE                                                             VALUE

-------------------------------------------------------------------------------
                 HOME BUILDERS - 1.99%
 $  800,000      Beazer Homes USA,
                 9.00% due 03/01/04...............................   $  800,000
    500,000      Del Webb Corp.,
                 10.25% due 02/15/10..............................      515,000
                                                                     ----------
                                                                      1,315,000
                                                                     ----------
                 HOUSEHOLD PRODUCTS - 1.52%
  1,500,000      Sealy Mattress Co.,
                 10.88% due 12/15/07..............................    1,005,000
                                                                     ----------
                 INFORMATION PROCESSING - NETWORKING - 0.38%
    250,000(1)   Condor Systems Inc.,
                 11.88% due 05/01/09..............................      247,500
                                                                     ----------
                 LEISURE TIME - 1.60%
    510,000      Boyd Gaming Corp.,
                 9.25% due 10/01/03...............................      536,775
    500,000(1)   Hollywood Park, Inc.,
                 9.25% due 02/15/07...............................      516,250
                                                                     ----------
                                                                      1,053,025
                                                                     ----------
                 LODGING - 3.13%
  2,000,000      Prime Hospitality Corp.,
                 9.75% due 04/01/07...............................    2,065,000
                                                                     ----------
                 MACHINERY - CONSTRUCTION &
                 CONTRACTS - 0.30%
    200,000      Calpine Corp.,
                 7.75% due 04/15/09...............................      200,500
                                                                     ----------
                 MERCHANDISING - DEPARTMENT - 2.12%
  1,500,000(1)   True Temper Sports, Inc.,
                 10.88% due 12/01/08..............................    1,402,500
                                                                     ----------
                 MERCHANDISING - FOOD - 2.30%
  1,675,000      Disco S.A.,
                 9.88% due 05/15/08...............................    1,515,875
                                                                     ----------
                 MERCHANDISE - SPECIALTY - 2.35%
  1,500,000      BIG 5 Corp.,
                 10.88% due 11/15/07..............................    1,548,750
                                                                     ----------

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     79
            HIGH YIELD BOND FUND - STATEMENT OF NET ASSETS CONTINUED

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                METALS - STEEL - 2.88%
 $ 600,000(1)   National Steel Corp.,
                9.88% due 03/01/09...............................   $   633,000
   250,000      Renco Steel Holdings,
                10.88% due 02/01/05..............................       223,125
 1,000,000      WCI Steel, Inc.,
                10.00% due 12/01/04..............................     1,047,500
                                                                    -----------
                                                                      1,903,625
                                                                    -----------
                MISCELLANEOUS - 2.29%
 1,500,000      Anthony Crane Rentals,
                10.38% due 08/01/08..............................     1,515,000
                                                                    -----------
                OIL - SERVICE - PRODUCTS - 2.21%
 1,500,000      Triton Energy,
                8.75 04/15/2002..................................     1,456,860
                                                                    -----------
                OIL/GAS PRODUCERS - 2.30%
 1,500,000      HS Resources, Inc.,
                9.25% due 11/15/06...............................     1,518,750
                                                                    -----------
                RESTAURANTS - 5.97%
 1,400,000      Apple South, Inc.,
                9.75% due 06/01/06...............................     1,330,000
 1,000,000(1)   Dominos, Inc.,
                10.38% due 01/15/09..............................     1,030,000
 1,500,000      Southern Foods,
                9.88% due 09/01/07...............................     1,582,500
                                                                    -----------
                                                                      3,942,500
                                                                    -----------
                SCHOOLS - 2.41%
 1,500,000      Kindercare Learning Centers,
                9.50% due 02/15/09...............................     1,590,000
                                                                    -----------
                TELECOMMUNICATIONS - 15.61%
   135,000      CCPR Services, Inc.,
                10.00% due 02/01/07..............................       138,881
 1,500,000      E. Spire Communication, Inc.,
                10.63% due 07/01/08..............................       705,000
 1,000,000      Global Crossing,
                9.63% due 05/15/08...............................     1,112,500
 1,500,000      Level 3 Communications, Inc.,
                9.13% due 05/01/08...............................     1,533,750
   500,000(1)   NEXTLINK Communications, Inc.,
                10.75% due 11/15/08..............................       535,000

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 TELECOMMUNICATIONS - Continued
 $1,500,000(1)   NTL Inc.,
                 11.50% due 10/01/08.............................   $ 1,687,500
  1,000,000      Orbcomm Global,
                 14.00% due 08/15/04.............................     1,040,000
  5,500,000      Triton Communications,
                 11.00% due 05/01/08.............................     3,465,000
    100,000      USA Mobile Communication,
                 9.50% due 02/01/04..............................        86,000
                                                                    -----------
                                                                     10,303,631
                                                                    -----------
                 TOTAL CORPORATE LONG TERM
                 (Cost $59,582,357)..............................    61,893,648
                                                                    -----------
   NUMBER
 OF SHARES
------
                 PREFERRED STOCK - 1.48%
      5,000      Global Crossing Holdings, Ltd...................       580,000
        400(1)   R&B Falcon Corp.................................       400,000
                                                                    -----------
                                                                        980,000
                                                                    -----------
                 TOTAL PREFERRED STOCK
                 (Cost $900,000).................................       980,000
                                                                    -----------
    PAR
   VALUE
 ----------
                 CORPORATE SHORT TERM
                 COMMERCIAL PAPER - 2.83%
                 UTILITIES - ELECTRIC - 2.83%
 $1,870,000      Conectiv, Inc.,
                 5.10% due 05/03/99..............................     1,870,000
                                                                    -----------
                 TOTAL CORPORATE SHORT TERM
                 (Cost $1,870,000)...............................     1,870,000
                                                                    -----------
                 TOTAL INVESTMENTS - 98.06%
                 (Cost $62,352,357)..............................    64,743,648
                 Other assets less liabilities,
                 net - 1.94%.....................................     1,281,441
                                                                    -----------



--------------------------------------------------------------------------------
NET ASSETS (equivalent to $10.34 per share for 1,936 Class A shares; $10.32 per share for 18,967 Class B shares; $10.34 per share for 1,411 Class I shares and $10.37 per share for 6,341,947
Class II shares outstanding) - 100.00%............................  $66,025,089
                                                                    -----------
(1) Securities exempt from registration under rule 144A of the
    Securities Act of 1933. These securities may be sold in
    transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999 the aggregate value of these securities was $10,999,125, representing 16.66% of net assets.
--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited
shares authorized, 6,364,261 shares outstanding...................  $    63,642
Additional paid in capital........................................   63,562,711
Undistributed net realized gain on securities.....................       10,495
Undistributed net investment income...............................       (3,050)
Unrealized appreciation of securities.............................    2,391,291
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................  $66,025,089
                                                                    -----------
--------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($20,016 divided by 1,936 shares)...........................  $     10.34
                                                                    -----------
Offering price per Class A share
(100/95.25 of $10.34)*............................................  $     10.86
                                                                    -----------
Net asset value and offering price per Class B
share ($195,666 divided by 18,967 shares)**.......................  $     10.32
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($14,586 divided by
1,411 shares).....................................................  $     10.34
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($65,794,821 divided by
6,341,947 shares).................................................  $     10.37
                                                                    -----------
*  Offering price includes sales charge of 4.75%.
   The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 80         HIGH YIELD BOND FUND - FINANCIAL STATEMENTS (Unaudited)
STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Interest........................................................  $2,795,299
                                                                  ----------
 Total investment income........................................   2,795,299
                                                                  ----------
EXPENSES:
Advisory fees...................................................     199,615
Transfer agent fees.............................................      73,361
Custodian fees..................................................      36,298
Distribution fees:
 Class A........................................................         200
 Class B........................................................       1,015
Administrative service fee, Class I.............................         195
Registration and filing fees....................................      26,505
Audit fees and tax services.....................................      19,460
Accounting services.............................................       8,581
Trustees' fees and expenses.....................................       6,276
Report to shareholders..........................................       1,690
Miscellaneous...................................................       2,153
                                                                  ----------
 Total expenses.................................................     375,349
 Expense reimbursement (see Note 3).............................     (95,147)
                                                                  ----------
 Net expenses...................................................     280,202
                                                                  ----------
NET INVESTMENT INCOME...........................................   2,515,097
                                                                  ----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.................................      10,495
Net unrealized appreciation of
securities during the period....................................   2,391,291
                                                                  ----------
  Net realized and unrealized gain on
  securities during the period..................................   2,401,786
                                                                  ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $4,916,883
                                                                  ----------

STATEMENT OF CHANGES IN NET ASSETS

                                              For the six     For the period
                                              months ended  October 7, 1998 to
                                             April 30, 1999  October 31, 1998
                                             ---------------------------------
OPERATIONS:
Net investment income.......................  $ 2,515,097         $    -
Net realized gain on securities.............       10,495              -
Net unrealized appreciation of securities
during the period...........................    2,391,291              -
                                             ---------------------------------
 Increase in net assets resulting from
 operations.................................    4,916,883              -
                                             ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................       (4,357)             -
 Class B....................................       (5,641)             -
 Class I....................................       (4,305)             -
 Class II...................................   (2,503,844)             -
                                             ---------------------------------
  Total distributions to shareholders from
  net investment income.....................   (2,518,147)             -
                                             ---------------------------------
Net realized gain on securities
 Class A....................................            -              -
 Class B....................................            -              -
 Class I....................................            -              -
 Class II...................................            -              -
                                             ---------------------------------
  Total distributions to shareholders
  from net realized gain on securities......            -              -
                                             ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............   (2,518,147)             -
                                             ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................       16,565          1,250
 Class B....................................      189,726          1,250
 Class I....................................       11,333          1,250
 Class II...................................   63,403,729          1,250
                                             ---------------------------------
Total increase in net assets resulting from
share transactions..........................   63,621,353          5,000
                                             ---------------------------------
TOTAL INCREASE IN NET ASSETS................   66,020,089          5,000
NET ASSETS:
 Beginning of year..........................        5,000              -
                                             ---------------------------------
 End of period (including undistributed net
 investment income of ($3,050) and $0)......  $66,025,089         $5,000
                                             ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                  Class A                                    Class B
 OUTSTANDING       ------------------------------------------ -------------------------------------------
                       For the six         For the period         For the six          For the period
                      months ended       October 7, 1998 to       months ended       October 7, 1998 to
                     April 30, 1999       October 31, 1998       April 30, 1999       October 31, 1998
                   --------------------  -------------------- ---------------------  --------------------
                    Shares     Amount     Shares    Amount     Shares     Amount      Shares    Amount
                   --------------------  -------------------- ---------------------  --------------------
 Shares sold.....   126,339  $1,263,017       125  $    1,250  142,386  $ 1,426,375       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......       415       4,179         -           -      456        4,591         -           -
 Shares
 repurchased.....  (124,943) (1,250,631)        -           - (124,000)  (1,241,240)        -           -
                   --------------------  -------------------- ---------------------  --------------------
 Increase in
 shares
 outstanding.....     1,811      16,565       125       1,250   18,842      189,726       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........       125       1,250         -           -      125        1,250         -           -
                   --------------------  -------------------- ---------------------  --------------------
 End of period...     1,936  $   17,815       125  $    1,250   18,967  $   190,976       125  $    1,250
                   --------------------  -------------------- ---------------------  --------------------
 CHANGE IN SHARES                  Class I                                    Class II
 OUTSTANDING       ------------------------------------------ --------------------------------------------
                       For the six         For the period          For the six          For the period
                      months ended       October 7, 1998 to       months ended        October 7, 1998 to
                     April 30, 1999       October 31, 1998       April 30, 1999        October 31, 1998
                   --------------------- -------------------- ----------------------- --------------------
                    Shares     Amount     Shares    Amount     Shares      Amount      Shares    Amount
                   --------------------- -------------------- ----------------------- --------------------
 Shares sold.....   124,875  $1,248,440       125  $    1,250 6,217,233  $62,127,399       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......       411       4,133         -           -   249,589    2,527,580         -           -
 Shares
 repurchased.....  (124,000) (1,241,240)        -           -  (125,000)  (1,251,250)        -           -
                   --------------------- -------------------- ----------------------- --------------------
 Increase in
 shares
 outstanding.....     1,286      11,333       125       1,250 6,341,822   63,403,729       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........       125       1,250         -           -       125        1,250         -           -
                   --------------------- -------------------- ----------------------- --------------------
 End of period...     1,411  $   12,583       125  $    1,250 6,341,947  $63,404,979       125  $    1,250
                   --------------------- -------------------- ----------------------- --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     81
                 STRATEGIC BOND FUND - STATEMENT OF NET ASSETS

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               CORPORATE BONDS - 41.70%
               APPAREL & PRODUCTS - 3.15%
 $100,000(1)   Galey & Lord, Inc.,
               9.13% due 03/01/08.................................   $   77,000
  100,000      GFSI,
               9.63% due 03/01/07.................................       92,875
                                                                     ----------
                                                                        169,875
                                                                     ----------
               AUTO - CARS - 1.87%
  100,000      Diamond Triumph,
               9.25% due 04/01/08.................................      100,750
                                                                     ----------
               BROADCASTING - 3.93%
  100,000      Cumulus Media,
               10.38% due 07/01/08................................      108,250
  100,000      Echostar DBS Corp.,
               9.38% due 02/01/09.................................      103,750
                                                                     ----------
                                                                        212,000
                                                                     ----------
               CONTAINERS - METAL/GLASS - 1.99%
  100,000      BWAY Corporation,
               10.25% due 04/15/07................................      107,250
                                                                     ----------
               DRUGS - 1.88%
  100,000      ICN Pharmaceuticals, Inc.,
               8.75% due 11/15/08.................................      101,375
                                                                     ----------
               ENTERTAINMENT - 3.83%
  100,000      Harveys Casino Resorts,
               10.63% due 06/01/06................................      106,000
  100,000      Hollywood Entertainment Corp.,
               10.63% due 08/15/04................................      100,500
                                                                     ----------
                                                                        206,500
                                                                     ----------
               FINANCIAL SERVICES - 1.86%
  100,000(1)   Ono Finance, Plc.,
               13.00% due 05/01/09................................      100,000
                                                                     ----------

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               FOODS - 2.00%
 $100,000      Agrilink Foods, Inc.,
               11.88% due 11/01/08................................   $  108,000
                                                                     ----------
               HEALTHCARE - 1.89%
  100,000      Unilab Corp.,
               11.00% due 04/01/06................................      102,000
                                                                     ----------
               HOME BUILDERS - 1.86%
  100,000      Beazer Homes USA,
               9.00% due 03/01/04.................................      100,000
                                                                     ----------
               MERCHANDISING - DEPARTMENT - 3.47%
  200,000(1)   True Temper Sports, Inc.,
               10.88% due 12/01/08................................      187,000
                                                                     ----------
               MERCHANDISING - FOOD - 1.68%
  100,000      Disco S.A.,
               9.88% due 05/15/08.................................       90,500
                                                                     ----------
               METALS - STEEL - 4.55%
   50,000      National Steel Corp.,
               9.88% due 03/01/09.................................       52,750
  155,000      Pohang Iron & Steel,
               7.13% due 11/01/06.................................      147,673
   50,000      Renco Steel Holdings,
               10.88% due 02/01/05................................       44,625
                                                                     ----------
                                                                        245,048
                                                                     ----------
               RESTAURANTS - 3.67%
  100,000      Apple South, Inc.,
               9.75% due 06/01/06.................................       95,000
  100,000      Dominos, Inc.,
               10.38% due 01/15/09................................      103,000
                                                                     ----------
                                                                        198,000
                                                                     ----------
               TELECOMMUNICATIONS - 4.07%
  100,000      NEXTLINK Communications, Inc.,
               10.75% due 11/15/08................................      107,000
  100,000      NTL, Inc.,
               11.50% due 10/01/08................................      112,500
                                                                     ----------
                                                                        219,500
                                                                     ----------
               TOTAL CORPORATE BONDS
               (Cost $2,225,256)..................................    2,247,798
                                                                     ----------

                                                                        MARKET
   PAR VALUE                                                            VALUE

--------------------------------------------------------------------------------
                UNITED STATES GOVERNMENT -
                LONG TERM - 28.81%
                GOVERNMENT SPONSORED - 16.85%
 $      200,000 Federal Home Loan Mortgage Corporation,
                7.00% 05/01/29.....................................   $  202,876
        750,000 Federal National Mortgage Association,
                5.50% due 05/01/29.................................      705,703
                                                                      ----------
                                                                         908,579
                                                                      ----------
                UNITED STATES NOTES - 11.96%
                United States Treasury Notes:
        100,000 5.25% due 02/15/29.................................       94,000
        315,000 4.75% due 11/15/08.................................      300,872
        250,000 3.88% due 01/15/09.................................      249,688
                                                                      ----------
                                                                         644,560
                                                                      ----------
                TOTAL UNITED STATES GOVERNMENT
                (Cost $1,572,887)..................................    1,553,139
                                                                      ----------
                GOVERNMENT BONDS -
                FOREIGN - 22.17%
        186,000 Republic of Argentina,
                5.94% due 03/31/05.................................      165,642
        298,820 Brazil C Bond,
                8.00% due 04/15/14.................................      207,680
        350,000 Canada,
                5.25% due 09/01/03.................................      242,232
 GRD 50,000,000 Hellenic Republic,
                8.80% due 06/19/07.................................      190,944
                United States of Mexico, W-B:
        150,000 11.50% due 05/15/26................................      179,025
        250,000 6.25% due 12/31/19.................................      209,401
                                                                      ----------
                                                                       1,194,924
                                                                      ----------
                TOTAL GOVERNMENT BONDS - FOREIGN
                (Cost $1,145,384)..................................    1,194,924
                                                                      ----------
     NUMBER
   OF SHARES

 ------
                PREFERRED STOCK - 2.15%
          1,000 Global Crossing Holdings, Ltd......................      116,000
                                                                      ----------
                TOTAL PREFERRED STOCK
                (Cost $100,000)....................................      116,000
                                                                      ----------

--------------------------------------------------------------------------------

 82                                     April 30, 1999 (Unaudited)
      STRATEGIC BOND FUND - STATEMENT OF ASSETS AND LIABILITIES CONTINUED

    PAR                                                              MARKET
   VALUE                                                              VALUE

-------------------------------------------------------------------------------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 28.11%
 $1,515,000 Federal Home Loan Bank,
            4.80% due 05/03/99..................................   $ 1,515,000
                                                                   -----------
            TOTAL CORPORATE SHORT TERM
            (Cost $1,515,000)...................................     1,515,000
                                                                   -----------
            TOTAL INVESTMENTS
            (Cost $6,558,527) - 122.94%.........................     6,626,861
            Other assets less liabilities,
            net - (22.94%)......................................    (1,236,445)
                                                                   -----------
            NET ASSETS (equivalent to $10.06 per share for
            129,180 Class A shares; $10.06 per share for 148,219
            Class B shares; $10.06 per share for 129,182 Class I
            shares and $10.06 per share for 129,235 Class II
            shares outstanding) - 100.00%.......................   $ 5,390,416
                                                                   -----------
 (1) Securities exempt from registration under Rule 144A of the Securities
     Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30,
     1999 the aggregate value of
     these securities was $364,000 representing 6.75% of net assets.

--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,299,580 divided by 129,180 shares)....................... $     10.06
                                                                    -----------
Offering price per Class A share
(100/95.25 of $10.06)*............................................. $     10.56
                                                                    -----------
Net asset value and offering price per Class B
share ($1,490,936 divided by 148,219 shares)**..................... $     10.06
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($1,299,665 divided by
129,182 shares).................................................... $     10.06
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($1,300,235 divided by
129,235 shares).................................................... $     10.06
                                                                    -----------
*  Offering price includes sales charge of 4.75%.
   The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset
   value less any applicable contingent deferred sales
   charge.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (cost $6,558,527).........................  $6,626,861
Receivable for investments sold..................................     637,545
Interest receivable..............................................     104,080
Expenses reimbursement receivable................................      19,482
Cash.............................................................         803
                                                                   ----------
TOTAL ASSETS.....................................................   7,388,771
                                                                   ----------
LIABILITIES:
Payable for investments purchased................................   1,950,945
Accrued expenses.................................................      22,688
Payable for advisory fees........................................      15,125
Distribution fee payable, Class B................................       6,475
Distribution fee payable, Class A................................       1,561
Administrative service fee payable, Class I......................       1,561
                                                                   ----------
TOTAL LIABILITIES................................................   1,998,355
                                                                   ----------
NET ASSETS.......................................................  $5,390,416
                                                                   ----------
------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 535,816 shares
outstanding......................................................  $    5,358
Additional paid in capital.......................................   5,351,222
Accumulated net realized loss on securities......................     (32,351)
Undistributed net investment income..............................      (1,025)
Unrealized appreciation (depreciation) of:
 Investments............................................. $68,334
 Foreign currency translation............................  (1,122)     67,212
                                                          -------  ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................  $5,390,416
                                                                   ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                83
             STRATEGIC BOND FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Interest............................................................  $180,991
                                                                      --------
 Total investment income............................................   180,991
                                                                      --------
EXPENSES:
Advisory fees.......................................................    14,949
Transfer agent fees.................................................     6,928
Custodian fees......................................................     3,540
Distribution fees:
 Class A............................................................     1,543
 Class B............................................................     6,393
Administrative service fee, Class I.................................     1,544
Registration and filing fees........................................    26,115
Audit fees and tax services.........................................     1,757
Accounting services.................................................       751
Trustees' fees and expenses.........................................       784
Report to shareholders..............................................       138
Miscellaneous.......................................................       576
                                                                      --------
 Total expenses.....................................................    65,018
 Expense reimbursement (see Note 3).................................   (36,699)
                                                                      --------
 Net expenses.......................................................    28,319
                                                                      --------
NET INVESTMENT INCOME...............................................   152,672

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
CURRENCIES:
Net realized gain (loss) on securities:
 Investments............................................... $(35,949)
 Foreign currency transactions.............................    3,598   (32,351)
                                                            --------
Net unrealized appreciation (depreciation) during the period:
 Investments...............................................   68,334
 Foreign currency translation..............................   (1,122)   67,212
                                                            --------  --------
  Net realized and unrealized gain on securities and
  foreign currencies during the period..............................    34,861
                                                                      --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................  $187,533
                                                                      --------

STATEMENT OF CHANGES IN NET ASSETS
                                               For the six     For the period
                                               months ended  October 7, 1998 to
                                              April 30, 1999  October 31, 1998
                                              ---------------------------------
OPERATIONS:
Net investment income.......................    $  152,672         $    -
Net realized loss on investments and foreign
currencies..................................       (32,351)             -
Net unrealized appreciation of investments
and
foreign currencies during the period........        67,212              -
                                              ---------------------------------
 Increase in net assets resulting from
 operations.................................       187,533              -
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................       (38,679)             -
 Class B....................................       (34,611)             -
 Class I....................................       (39,430)             -
 Class II...................................       (40,977)             -
                                              ---------------------------------
  Total distributions to shareholders from
  net investment income.....................      (153,697)             -
                                              ---------------------------------
Net realized gain on securities
 Class A....................................             -              -
 Class B....................................             -              -
 Class I....................................             -              -
 Class II...................................             -              -
                                              ---------------------------------
  Total distributions to shareholders
  from net realized gain on securities......             -              -
                                              ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............      (153,697)             -
                                              ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................     1,290,266          1,250
 Class B....................................     1,480,086          1,250
 Class I....................................     1,290,348          1,250
 Class II...................................     1,290,880          1,250
                                              ---------------------------------
Total increase in net assets resulting from
share transactions..........................     5,351,580          5,000
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS................     5,385,416          5,000
NET ASSETS:
 Beginning of year..........................         5,000              -
                                              ---------------------------------
 End of period (including undistributed net
 investment income of ($1,025) and $0)......    $5,390,416         $5,000
                                              ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------- ---------------------------------------
                      For the six         For the period        For the six       For the period
                      months ended      October 7, 1998 to      months ended    October 7, 1998 to
                     April 30, 1999      October 31, 1998      April 30, 1999    October 31, 1998
                   -------------------  -------------------- ------------------ --------------------
                   Shares     Amount     Shares    Amount    Shares    Amount    Shares    Amount
                   -------------------  -------------------- ------------------ --------------------
 Shares sold.....  124,966  $1,249,648       125  $    1,250 144,411 $1,443,451      125  $    1,250
 Shares issued
 for
 distributions
 reinvested......    4,094      40,669         -           -   3,683     36,635        -           -
 Shares
 repurchased.....       (5)        (51)        -           -       -          -        -           -
                   -------------------  -------------------- ------------------ --------------------
 Increase in
 shares
 outstanding.....  129,055   1,290,266       125       1,250 148,094  1,480,086      125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125       1,250         -           -     125      1,250        -           -
                   -------------------  -------------------- ------------------ --------------------
 End of period...  129,180  $1,291,516       125  $    1,250 148,219 $1,481,336      125      $1,250
                   -------------------  -------------------- ------------------ --------------------
 CHANGE IN SHARES                 Class I                                 Class II
 OUTSTANDING       --------------------------------------- ---------------------------------------
                      For the six       For the period        For the six       For the period
                      months ended    October 7, 1998 to      months ended    October 7, 1998 to
                     April 30, 1999    October 31, 1998      April 30, 1999    October 31, 1998
                   ------------------ -------------------- ------------------ --------------------
                   Shares    Amount    Shares    Amount    Shares    Amount    Shares    Amount
                   ------------------ -------------------- ------------------ --------------------
 Shares sold.....  124,875 $1,248,750      125  $    1,250 124,875 $1,248,750      125  $    1,250
 Shares issued
 for
 distributions
 reinvested......    4,182     41,598        -           -   4,235     42,130        -           -
 Shares
 repurchased.....        -          -        -           -       -          -        -           -
                   ------------------ -------------------- ------------------ --------------------
 Increase in
 shares
 outstanding.....  129,057  1,290,348      125       1,250 129,110  1,290,880      125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125      1,250        -           -     125      1,250        -           -
                   ------------------ -------------------- ------------------ --------------------
 End of period...  129,182 $1,291,598      125  $    1,250 129,235 $1,292,130      125  $    1,250
                   ------------------ -------------------- ------------------ --------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 84                                     April 30, 1999 (Unaudited)
                  DOMESTIC BOND FUND - STATEMENT OF NET ASSETS

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          CORPORATE BONDS - 36.64%
          AIRLINES - 2.34%
 $150,000 Continental Airlines,
          7.08% due 11/01/04......................................   $  154,035
                                                                     ----------
          BROADCASTING - 1.88%
  150,000 Fox/Liberty Networks, LLC.,
          9.75% due 08/15/07......................................      124,125
                                                                     ----------
          CONSUMER FINANCE - 2.26%
  150,000 Associates Corp. NA,
          5.75% due 11/01/03......................................      148,691
                                                                     ----------
          DRUGS - 2.26%
  150,000 McKesson Corp.,
          6.30% due 03/01/05......................................      149,135
                                                                     ----------
          FINANCE COMPANIES - 8.93%
  150,000 Discover Card Master Trust I,
          5.60% due 05/15/06......................................      148,969
          DLJ Commercial Mortgage Corp.:
  138,743 6.14% due 10/15/06......................................      139,350
  146,785 5.88% due 11/12/31......................................      145,638
  150,000 Green Tree Financial Corp.,
          7.14% due 01/15/29......................................      154,125
                                                                     ----------
                                                                        588,082
                                                                     ----------
          FINANCIAL SERVICES - 4.50%
  150,000 Charter Communications Holdings, LLC., 8.25% due
          04/01/07................................................      153,375
  150,000 Ford Motor Credit Corp., Senior Note
          5.80% due 01/12/09......................................      143,106
                                                                     ----------
                                                                        296,481
                                                                     ----------
          FOODS - 2.34%
  150,000 Nabisco, Inc.,
          7.55% due 06/15/15......................................      153,821
                                                                     ----------
          HEALTHCARE - 1.55%
  150,000 Integrated Health Services,
          9.25% due 01/15/08......................................      102,000
                                                                     ----------
          PAPER/FOREST PRODUCTS - 2.37%
  150,000 Pacifica Papers, Inc., Senior Note,
          10.00% due 03/15/09.....................................      156,000
                                                                     ----------

    PAR                                                                MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
           SAVINGS & LOAN - 2.25%
 $ 150,000 Household Finance Co.,
           6.40% due 06/17/08.....................................   $  148,412
                                                                     ----------
           SECURITIES RELATED - 2.21%
   145,786 Morgan Stanley Capital,
           6.01% due 11/15/30.....................................      145,581
                                                                     ----------
           TELECOMMUNICATIONS - 3.75%
   150,000 Spectrasite Holdings, Inc.,
           12.00% due 07/15/08....................................       96,375
   150,000 US West Capital Funding, Inc.,
           6.25% due 07/15/05.....................................      150,933
                                                                     ----------
                                                                        247,308
                                                                     ----------
           TOTAL CORPORATE BONDS
           (Cost $2,452,606)......................................    2,413,671
                                                                     ----------
           UNITED STATES GOVERNMENT -
           LONG TERM - 61.35%
           FEDERAL AGENCIES - 10.32%
   668,026 Government National Mortgage Association, 7.00% due
           12/15/22...............................................      679,509
                                                                     ----------
           GOVERNMENT SPONSORED - 21.16%
   504,000 Federal Home Loan Bank,
           4.80% due 05/03/99.....................................      504,000
   400,000 Federal Home Loan Bank,
           5.13% due 09/15/03.....................................      392,812
   499,950 Federal National Mortgage Association, 6.50% due
           04/01/29...............................................      496,665
                                                                     ----------
                                                                      1,393,477
                                                                     ----------
           UNITED STATES NOTES - 29.87%
   150,000 United States Treasury Notes,
           7.50% due 11/15/16.....................................      175,688
 1,650,000 United States Treasury Notes,
           6.88% due 05/15/06.....................................    1,792,050
                                                                     ----------
                                                                      1,967,738
                                                                     ----------
           TOTAL UNITED STATES GOVERNMENT
           (Cost $4,113,149)......................................    4,040,724
                                                                     ----------
           TOTAL INVESTMENTS
           (Cost $6,565,755) - 97.99% ............................    6,454,395

                                                                      MARKET
                                                                      VALUE

-------------------------------------------------------------------------------
         Other assets less liabilities,
         net - 2.01%.............................................   $  132,700
                                                                    ----------
         NET ASSETS (equivalent to $9.82 per share for 161,231
         Class A shares; $9.82 per share for 251,759 Class B
         shares; $9.82 per share for 129,505 Class I shares and
         $9.82 per share for 128,361 Class II shares outstanding)
         - 100.00%...............................................   $6,587,095
                                                                    ----------

-------------------------------------------------------------------------------
 NET ASSETS REPRESENTED BY:
 Shares of beneficial interest, $.01 par value per share,
 unlimited shares authorized, 670,856 shares outstanding..........  $    6,709
 Additional paid in capital.......................................   6,682,091
 Undistributed net realized gain on securities....................       9,872
 Undistributed net investment income..............................        (217)
 Unrealized depreciation of securities............................    (111,360)
                                                                    ----------
 NET ASSETS APPLICABLE
 TO SHARES OUTSTANDING............................................  $6,587,095
                                                                    ----------

-------------------------------------------------------------------------------
 COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE:
 Net asset value and redemption price per Class A
 share ($1,582,516 divided by 161,231 shares).....................  $     9.82
                                                                    ----------
 Offering price per Class A share
 (100/95.25 of $9.82)*............................................  $    10.31
                                                                    ----------
 Net asset value and offering price per Class B
 share ($2,472,219 divided by 251,759 shares)**...................  $     9.82
                                                                    ----------
 Net asset value, offering price and redemption
 price per Class I share ($1,271,793 divided by
 129,505 shares)..................................................  $     9.82
                                                                    ----------
 Net asset value, offering price and redemption
 price per Class II share ($1,260,567 divided by
 128,361 shares)..................................................  $     9.82
                                                                    ----------
 *  Offering price includes sales charge of 4.75%.
    The sales charge is reduced for purchases
    of $25,000 and over.
 ** Redemption price per share is equal to net asset
    value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                85
             DOMESTIC BOND FUND - FINANCIAL STATEMENTS (Unaudited) STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Interest.............................................................. $161,740
                                                                       --------
 Total investment income..............................................  161,740
                                                                       --------
EXPENSES:
Advisory fees.........................................................   16,137
Transfer agent fees...................................................    7,271
Custodian fees........................................................    3,742
Distribution fees:
 Class A..............................................................    1,668
 Class B..............................................................    7,904
Administrative service fee, Class I...................................    1,541
Registration and filing fees..........................................   26,115
Audit fees and tax services...........................................    1,884
Accounting services...................................................      811
Trustees' fees and expenses...........................................      793
Report to shareholders................................................      164
Miscellaneous.........................................................      195
                                                                       --------
 Total expenses.......................................................   68,225
 Expense reimbursement (see Note 3)...................................  (42,883)
                                                                       --------
 Net expenses.........................................................   25,342
                                                                       --------
NET INVESTMENT INCOME.................................................  136,398
                                                                       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities.......................................    9,872
Net unrealized depreciation of securities during the period........... (111,360)
                                                                       --------
 Net realized and unrealized loss on securities during the period..... (101,488)
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $ 34,910
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS

                                              For the six     For the period
                                              months ended  October 7, 1998 to
                                             April 30, 1999  October 31, 1998
                                             ---------------------------------
OPERATIONS:
Net investment loss.........................   $  136,398         $    -
Net realized gain on securities.............        9,872              -
Net unrealized depreciation of securities
during the period...........................     (111,360)             -
                                             ---------------------------------
 Increase in net assets resulting from
 operations.................................       34,910              -
                                             ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................      (34,491)             -
 Class B....................................      (36,649)             -
 Class I....................................      (32,104)             -
 Class II...................................      (33,371)             -
                                             ---------------------------------
  Total distributions to shareholders from
  net investment income.....................     (136,615)             -
                                             ---------------------------------
Net realized gain on securities
 Class A....................................            -              -
 Class B....................................            -              -
 Class I....................................            -              -
 Class II...................................            -              -
                                             ---------------------------------
  Total distributions to shareholders
  from net realized gain on securities......            -              -
                                             ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............     (136,615)             -
                                             ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................    1,605,858            312
 Class B....................................    2,504,358            312
 Class I....................................    1,294,284            313
 Class II...................................    1,283,050            313
                                             ---------------------------------
Total increase in net assets resulting from
share transactions..........................    6,687,550          1,250
                                             ---------------------------------
TOTAL INCREASE IN NET ASSETS................    6,585,845          1,250
NET ASSETS:
 Beginning of year..........................        1,250              -
                                             ---------------------------------
 End of period (including undistributed net
 investment income of ($217) and $0)........   $6,587,095         $1,250
                                             ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                    Class B
 OUTSTANDING       -----------------------------------------  -----------------------------------------
                      For the six         For the period         For the six         For the period
                      months ended      October 7, 1998 to       months ended      October 7, 1998 to
                     April 30, 1999      October 31, 1998       April 30, 1999      October 31, 1998
                   -------------------  --------------------  -------------------  --------------------
                   Shares     Amount     Shares     Amount    Shares     Amount     Shares     Amount
                   -------------------  --------------------  -------------------  --------------------
 Shares sold.....  159,794  $1,591,897         31   $    312  248,354  $2,470,978         31   $    312
 Shares issued
 for
 distributions
 reinvested......    3,411      33,792          -          -    3,663      36,243          -          -
 Shares
 repurchased.....   (2,005)    (19,831)         -          -     (289)     (2,863)         -          -
                   -------------------  --------------------  -------------------  --------------------
 Increase in
 shares
 outstanding.....  161,200   1,605,858         31        312  251,728   2,504,358         31        312
 Shares
 outstanding:
 Beginning of
 period..........       31         312          -          -       31         312          -          -
                   -------------------  --------------------  -------------------  --------------------
 End of period...  161,231  $1,606,170         31   $    312  251,759  $2,504,670         31   $    312
                   -------------------  --------------------  -------------------  --------------------
 CHANGE IN SHARES                 Class I                                  Class II
 OUTSTANDING       ---------------------------------------- ----------------------------------------
                      For the six       For the period         For the six       For the period
                      months ended    October 7, 1998 to       months ended    October 7, 1998 to
                     April 30, 1999    October 31, 1998       April 30, 1999    October 31, 1998
                   ------------------ --------------------- ------------------ ---------------------
                   Shares    Amount    Shares     Amount    Shares    Amount    Shares     Amount
                   ------------------ --------------------- ------------------ ---------------------
 Shares sold.....  126,240 $1,262,182        31   $     313 124,968 $1,249,688        32   $     313
 Shares issued
 for
 distributions
 reinvested......    3,234     32,102         -           -   3,361     33,362         -           -
 Shares
 repurchased.....        -          -         -           -       -          -         -           -
                   ------------------ --------------------- ------------------ ---------------------
 Increase in
 shares
 outstanding.....  129,474  1,294,284        31         313 128,329  1,283,050        32         313
 Shares
 outstanding:
 Beginning of
 period..........       31        313         -           -      32        313         -           -
                   ------------------ --------------------- ------------------ ---------------------
 End of period...  129,505 $1,294,597        31   $     313 128,361 $1,283,363        32   $     313
                   ------------------ --------------------- ------------------ ---------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 86                                     April 30, 1999 (Unaudited)
                    CORE BOND FUND--STATEMENT OF INVESTMENTS

    PAR                                                                 MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            CORPORATE BONDS - 29.79%
            BANKS - OTHER - 1.12%
 $4,000,000 BankAmerica Corp.,
            5.88% due 02/15/09.....................................   $3,838,920
                                                                      ----------
            BEVERAGE -
            BREWERS/DISTRIBUTORS - 0.47%
  1,575,000 Anheuser-Busch Companies, Inc.,
            7.25% due 09/15/15.....................................    1,631,054
                                                                      ----------
            BEVERAGE - SOFT DRINKS - 1.03%
  3,675,000 Coca Cola Enterprises, Inc.,
            5.75% due 11/01/08.....................................    3,536,232
                                                                      ----------
            CHEMICAL - MAJOR - 0.92%
  3,200,000 Monsanto Co.,
            5.38% due 12/01/01.....................................    3,168,608
                                                                      ----------
            ELECTRICAL EQUIPMENT - 1.77%
  6,400,000 National Service Industries, Inc.,
            6.00% due 02/01/09.....................................    6,100,403
                                                                      ----------
            FINANCE COMPANIES - 0.47%
  1,600,000 Capital One Bank,
            7.15% due 09/15/06.....................................    1,630,368
                                                                      ----------
            FINANCIAL SERVICES - 1.04%
  3,675,000 Countrywide Home,
            6.25% due 04/15/09.....................................    3,568,682
                                                                      ----------
            HEAVY DUTY TRUCKS/PARTS - 3.29%
            Dana Corp.:
  6,115,000 7.00% due 03/01/29.....................................    5,885,688
  5,515,000 6.50% due 03/01/09.....................................    5,428,966
                                                                      ----------
                                                                      11,314,654
                                                                      ----------
            MERCHANDISE - DRUG - 1.10%
  4,000,000 Rite Aid Corp.,
            6.00% due 12/15/05.....................................    3,800,200
                                                                      ----------
            NATURAL GAS - DIVERSIFIED - 1.49%
  9,070,000 Valero Energy Corp.,
            7.38% due 03/15/06.....................................    5,121,385
                                                                      ----------
            OIL - INTEGRATED DOMESTIC - 0.57%
  2,000,000 USX - Marathon Group,
            6.65% due 02/01/06.....................................    1,977,440
                                                                      ----------

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            OIL - SERVICES - 1.17%
 $4,000,000 Canadian Occidental Petroleum,
            7.13% due 02/04/04....................................   $ 4,025,000
                                                                     -----------
            PAPER/FOREST PRODUCTS - 1.15%
  4,000,000 Temple-Inland, Inc.,
            6.75% due 03/01/09....................................     3,972,440
                                                                     -----------
            SECURITIES RELATED - 1.58%
  3,930,000 Merrill Lynch & Co., Inc.,
            6.00% due 02/17/09....................................     3,789,620
  1,600,000 Merrill Lynch MTNB,
            7.20% due 10/15/12....................................     1,636,656
                                                                     -----------
                                                                       5,426,276
                                                                     -----------
            TELECOMMUNICATIONS - 2.97%
 10,290,000 Sprint Capital Corp.,
            6.38% due 05/01/09....................................    10,210,767
                                                                     -----------
            UTILITIES - COMMUNICATION - 3.88%
  6,245,000 AT&T - Liberty Media Group,
            5.50% due 01/15/09....................................     7,383,514
  7,825,000 GTE California, Inc.,
            6.50% due 03/15/29....................................     5,965,911
                                                                     -----------
                                                                      13,349,425
                                                                     -----------
            UTILITIES - ELECTRIC - 4.68%
  4,000,000 Arizona Public Service,
            5.88% due 02/15/04....................................     3,978,480
  2,940,000 Cinergy Corp.,
            6.13% due 04/15/04....................................     2,937,648
            National Rural Utilities:
  3,675,000 6.20% due 02/01/08....................................     3,678,381
  2,000,000 5.70% due 01/15/10....................................     1,910,020
  3,675,000 Pennslyvania Electric Co.,
            6.63% due 04/01/19....................................     3,600,692
                                                                     -----------
                                                                      16,105,221
                                                                     -----------
            UTILITIES - GAS, PIPELINE - 1.09%
  3,780,000 Peco Energy Transition Trust,
            6.13% due 03/01/09....................................     3,732,750
                                                                     -----------
            TOTAL CORPORATE BONDS
            (Cost $104,341,147)...................................   102,509,825
                                                                     -----------

    PAR                                                                 MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            UNITED STATES GOVERNMENT
            LONG TERM - 59.03%
            FEDERAL AGENCIES - 10.62%
            Federal Home Loan Bank:
 $4,815,000 6.00% due 05/17/06.....................................   $4,743,545
  3,780,000 5.81% due 03/23/09.....................................    3,730,973
  4,000,000 5.32% due 12/23/08.....................................    3,806,880
            Government National Mortgage Association:
     27,411 6.50% due 10/15/24.....................................       27,317
     77,697 6.50% due 03/15/26.....................................       77,333
     43,532 6.50% due 07/15/26.....................................       43,328
    437,608 6.50% due 04/15/28.....................................      434,733
    646,717 6.50% due 09/15/28.....................................      642,469
    585,169 6.50% due 10/15/28.....................................      581,324
     55,507 6.50% due 11/15/28.....................................       55,143
  3,645,052 6.50% due 12/15/28.....................................    3,621,103
  1,538,000 6.50% due 12/15/28.....................................    1,527,896
  2,380,737 6.50% due 01/15/29.....................................    2,365,095
  3,290,000 6.50% due 05/01/29.....................................    3,268,911
 12,000,000 6.00% due 05/24/29.....................................   11,623,080
                                                                      ----------
                                                                      36,549,130
                                                                      ----------
            GOVERNMENT SPONSORED - 43.01%
            Federal Home Loan Mortgage Corporation:
     39,705 8.50% due 08/01/10.....................................       41,344
     16,880 8.50% due 07/01/14.....................................       17,739
     27,141 8.50% due 06/01/18.....................................       28,440
     25,534 8.50% due 06/01/20.....................................       26,970
    251,002 8.50% due 11/01/20.....................................      265,015
     73,394 8.50% due 01/02/22.....................................       77,522
     15,471 8.50% due 09/01/22.....................................       16,321
     44,511 8.50% due 07/01/24.....................................       46,840
    673,134 8.50% due 11/01/26.....................................      707,224
     93,502 8.50% due 01/01/27.....................................       98,235
    149,985 7.00% due 03/01/12.....................................      153,266
     46,605 7.00% due 07/01/12.....................................       47,625
    953,295 7.00% due 09/01/12.....................................      974,143
  1,999,800 7.00% due 04/01/14.....................................    2,043,536
  3,500,000 7.00% due 05/01/29.....................................    3,550,330
  3,150,000 6.50% due 05/01/29.....................................    3,132,770
  5,600,000 6.22% due 03/18/08.....................................    5,566,736
    617,000 6.00% due 05/01/29.....................................      598,490
  3,780,000 5.75% due 03/15/09.....................................    3,737,475
            Federal National Mortgage Association:
    214,414 8.50% due 08/01/14.....................................      226,132
    439,730 8.50% due 09/01/14.....................................      463,666
     57,987 8.50% due 10/01/14.....................................       61,143
    164,431 8.50% due 11/01/14.....................................      173,381

--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     87
              CORE BOND FUND - STATEMENT OF INVESTMENTS CONTINUED

    PAR                                                                 MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
           GOVERNMENT SPONSORED - Continued
           Federal National Mortgage Association:
 $  16,808 8.50% due 12/01/14......................................   $   17,723
   277,113 8.50% due 01/01/15......................................      291,891
    76,591 8.50% due 06/01/15......................................       80,755
   797,378 8.50% due 07/01/17......................................      839,735
    89,342 8.50% due 11/01/17......................................       93,251
    65,450 8.50% due 07/01/24......................................       68,763
    51,012 8.50% due 11/01/24......................................       53,595
   814,109 8.50% due 01/01/25......................................      855,319
   948,004 8.50% due 07/01/25......................................      996,286
   779,498 8.50% due 12/01/25......................................      818,956
     8,735 8.50% due 04/01/26......................................        9,177
 1,683,311 8.50% due 06/01/26......................................    1,773,789
    89,170 8.50% due 10/01/26......................................       93,684
 2,095,938 8.50% due 11/01/26......................................    2,203,487
    80,735 8.50% due 12/01/26......................................       84,822
   129,822 8.50% due 01/01/27......................................      136,393
   246,090 8.50% due 02/01/27......................................      258,548
   848,875 8.50% due 03/01/27......................................      891,845
 1,231,086 8.50% due 05/01/27......................................    1,293,404
 2,492,429 8.50% due 06/01/27......................................    2,618,594
 3,368,154 8.50% due 07/01/27......................................    3,538,649
 3,445,353 8.50% due 08/01/27......................................    3,602,858
   492,583 8.50% due 10/01/27......................................      517,517
 1,417,868 8.50% due 11/01/27......................................    1,489,640
 1,534,564 8.50% due 12/01/27......................................    1,612,244
   128,413 8.50% due 04/01/28......................................      135,476
   870,671 8.50% due 05/01/28......................................      914,745
 2,351,746 8.50% due 07/01/28......................................    2,470,792
   656,078 8.50% due 08/01/28......................................      689,289
 2,500,000 8.50% due 05/01/29......................................    2,626,575
    18,401 7.50% due 04/01/09......................................       18,796
    40,949 7.50% due 10/01/09......................................       41,826
    14,245 7.50% due 02/01/17......................................       14,509
    42,090 7.50% due 12/01/22......................................       43,313
    32,131 7.50% due 06/01/25......................................       33,044
    28,864 7.50% due 07/01/25......................................       29,667
   582,264 7.50% due 10/01/25......................................      598,456
   411,118 7.50% due 12/01/25......................................      422,555
    22,550 7.50% due 05/01/26......................................       23,178
   606,906 7.50% due 07/01/26......................................      623,784
   498,586 7.50% due 01/01/27......................................      512,451
    15,545 7.50% due 06/01/27......................................       15,977

     PAR                                                               MARKET
    VALUE                                                               VALUE

--------------------------------------------------------------------------------
             GOVERNMENT SPONSORED - Continued
             Federal National Mortgage Association:
 $    94,664 7.50% due 07/01/27...................................   $    97,297
   1,490,767 7.50% due 09/01/27...................................       755,059
     931,777 7.50% due 10/01/27...................................        67,810
     711,626 7.50% due 11/01/27...................................       731,416
   1,257,322 7.50% due 12/01/27...................................        19,637
      34,502 7.50% due 01/01/28...................................        35,461
      17,805 7.50% due 01/02/28...................................        18,301
      27,820 7.50% due 04/01/28...................................        28,594
      51,219 7.50% due 05/01/28...................................        52,644
     848,794 7.50% due 06/01/28...................................        25,503
     770,616 7.50% due 07/01/28...................................       792,046
      35,807 7.00% due 07/01/09...................................        36,579
     964,953 7.00% due 09/01/10...................................       985,757
     631,770 7.00% due 05/01/11...................................       645,391
     187,009 7.00% due 07/01/11...................................       191,041
      16,371 7.00% due 11/01/11...................................        16,724
      22,111 7.00% due 02/01/12...................................        22,587
     343,139 7.00% due 04/01/12...................................       350,537
     329,183 7.00% due 05/01/12...................................       336,281
      22,878 7.00% due 06/01/12...................................        23,372
     772,550 7.00% due 07/01/12...................................       789,206
      20,839 7.00% due 09/01/12...................................        21,289
   5,738,104 7.00% due 10/01/12...................................     5,861,819
   1,217,620 7.00% due 11/01/12...................................     1,243,872
     291,363 7.00% due 05/01/13...................................       297,645
      91,346 7.00% due 06/01/13...................................        93,315
      26,501 7.00% due 07/01/13...................................        27,073
     162,486 7.00% due 11/01/13...................................       165,989
     365,152 7.00% due 12/01/13...................................       373,024
     164,406 7.00% due 01/01/14...................................       167,951
   3,780,000 6.76% due 07/16/07...................................     3,850,270
   4,000,000 6.65% due 11/07/07...................................     4,016,880
  10,000,000 6.50% due 05/17/29...................................     9,935,900
   7,850,000 6.37% due 01/30/08...................................     7,816,873
   3,780,000 6.28% due 02/12/08...................................     3,749,873
   1,195,809 6.00% due 12/01/28...................................     1,158,811
  24,045,796 6.00% due 01/01/29...................................    23,301,819
   3,000,000 6.00% due 05/17/29...................................     2,907,660
   2,940,000 5.86% due 03/30/04...................................     2,919,773
   4,000,000 5.78% due 02/12/03...................................     3,984,360
  14,016,276 5.50% due 12/01/13...................................    13,595,787
   1,001,941 5.50% due 01/01/14...................................       971,883
                                                                     -----------
                                                                     147,992,810
                                                                     -----------

     PAR                                                               MARKET
    VALUE                                                              VALUE

--------------------------------------------------------------------------------

             UNITED STATES NOTES - 5.40%
             United States Treasury Notes:
 $ 1,105,000 5.90% due 04/15/04..................................   $  1,116,824
   3,675,000 5.625% due 02/15/06.................................      3,651,480
   6,615,000 4.75% due 02/15/04..................................      6,484,023
   7,350,000 3.88% due 01/15/09..................................      7,340,813
                                                                    ------------
                                                                      18,593,140
                                                                    ------------
             TOTAL UNITED STATES GOVERNMENT
             (Cost $204,658,725).................................    203,135,080
                                                                    ------------
             FOREIGN BONDS - 1.66%
             INSURANCE - MULTILINE - 1.66%
             Fairfax Financial Holdings Ltd.:
   3,780,000 7.38% due 03/15/06..................................      3,799,278
   1,890,000 8.25% due 10/01/15..................................      1,908,484
                                                                    ------------
                                                                       5,707,762
                                                                    ------------
             TOTAL FOREIGN BONDS
             (Cost $5,704,985)...................................      5,707,762
                                                                    ------------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 21.50%
             AEROSPACE/DEFENSE - 4.36%
  15,000,000 TRW, Inc.,
             4.95% due 05/03/99..................................     14,998,899
                                                                    ------------
             CONGLOMERATES - 2.08%
   7,169,000 CSW Credit Corp.,
             4.95% due 05/17/99..................................      7,155,188
                                                                    ------------
             METALS - ALUMINUM - 4.07%
  14,000,000 Reynolds Metals Co.,
             4.94% due 05/06/99..................................     13,990,376
                                                                    ------------
             NATURAL GAS - DIVERSIFIED - 2.03%
   7,000,000 Dynegy, Inc.,
             5.03% due 05/03/99..................................      7,000,000
                                                                    ------------
             OIL/GAS PRODUCERS - 4.69%
   5,248,000 Anadarko Petroleum Corp.,
             4.95% due 05/07/99..................................      5,245,112
  10,911,000 Ultramar Diamond Shamrock,
             4.88% due 05/05/99..................................     10,903,838
                                                                    ------------
                                                                      16,148,950
                                                                    ------------

--------------------------------------------------------------------------------

 88                                     April 30, 1999 (Unaudited)
               CORE BOND FUND - STATEMENT OF NET ASSETS CONTINUED

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
             UTILITIES - ELECTRIC - 4.27%
 $10,518,000 Conagra,
             4.93% due 05/17/99................................   $ 10,497,822
   4,184,000 Conectiv, Inc.,
             5.00% due 05/03/99................................      4,184,000
                                                                  ------------
                                                                    14,681,822
                                                                  ------------
             TOTAL CORPORATE SHORT TERM
             (Cost $73,975,235)................................     73,975,235
                                                                  ------------
             TOTAL INVESTMENTS
             (Cost $388,680,092) - 111.98%.....................    385,327,902
             Other assets less liabilities,
             net - (11.98%)....................................    (41,203,792)
                                                                  ------------
             NET ASSETS (equivalent to $9.81 per share for
             5,417 Class A shares; $9.81 per share for 11,569
             Class B shares; $9.81 per share for 1,280 Class I
             shares and $9.82 per share for 35,031,443 Class II
             shares outstanding) - 100.00%.....................   $344,124,110
                                                                  ------------

--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($53,124 divided by 5,417 shares)...........................  $      9.81
                                                                    -----------
Offering price per Class A share
(100/95.25 of $9.81)*.............................................  $     10.30
                                                                    -----------
Net asset value and offering price per Class B
share ($113,459 divided by 11,569 shares)**.......................  $      9.81
                                                                    -----------
Net asset value, offering price and redemption
price per Class I share ($12,550 divided by
1,280 shares).....................................................  $      9.81
                                                                    -----------
Net asset value, offering price and redemption
price per Class II share ($343,944,977 divided by
35,031,443 shares)................................................  $      9.82
                                                                    -----------
*  Offering price includes sales charge of 4.75%.
   The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (cost $388,680,092)....................... $385,327,902
Receivable for investments sold..................................   33,862,695
Interest receivable..............................................    2,985,292
Expense reimbursement receivable.................................    1,108,736
Cash.............................................................       43,283
                                                                  ------------
TOTAL ASSETS.....................................................  423,327,908
                                                                  ------------
LIABILITIES:
Payable for investments purchased................................   77,185,536
Accrued expenses.................................................    1,253,519
Payable for advisory fees........................................      750,685
Dividend payable.................................................       12,843
Distribution fee payable, Class B................................          817
Distribution fee payable, Class A................................          206
Administrative services fee payable, Class I.....................          192
                                                                  ------------
TOTAL LIABILITIES................................................   79,203,798
                                                                  ------------
NET ASSETS....................................................... $344,124,110
                                                                  ------------
-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 35,049,709 shares outstanding....... $    350,497
Additional paid in capital.......................................  346,331,754
Undistributed net realized gain on securities....................      929,189
Undistributed net investment income..............................     (135,140)
Unrealized depreciation of securities............................   (3,352,190)
                                                                  ------------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................ $344,124,110
                                                                  ------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                89
               CORE BOND FUND - FINANCIAL STATEMENTS (Unaudited)
STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Interest............................................................ $9,043,154
                                                                     ----------
 Total investment income............................................  9,043,154
                                                                     ----------
EXPENSES:
Advisory fees.......................................................    743,966
Transfer agent fees.................................................    394,738
Custodian fees......................................................    193,089
Distribution fees:
 Class A............................................................        206
 Class B............................................................        810
Administrative service fee, Class I.................................        191
Registration and filing fees........................................     26,115
Audit fees and tax services.........................................    104,901
Accounting services.................................................     46,565
Trustees' fees and expenses.........................................     31,488
Report to shareholders..............................................      8,944
Miscellaneous.......................................................     11,871
                                                                     ----------
 Total expenses.....................................................  1,562,884
 Expense reimbursement (see Note 3).................................   (666,201)
                                                                     ----------
 Net expenses.......................................................    896,683
                                                                     ----------
NET INVESTMENT INCOME...............................................  8,146,471
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities.....................................    929,189
Net unrealized depreciation of securities during the period......... (3,352,190)
                                                                     ----------
 Net realized and unrealized loss on securities during the period... (2,423,001)
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................... $5,723,470
                                                                     ----------

STATEMENT OF CHANGES IN NET ASSETS
                                              For the six     For the period
                                              months ended  October 7, 1998 to
                                             April 30, 1999  October 31, 1998
                                             ---------------------------------
OPERATIONS:
Net investment income.......................  $  8,146,471        $    -
Net realized gain on securities.............       929,189             -
Net unrealized depreciation of securities
during the period...........................    (3,352,190)            -
                                             ---------------------------------
 Increase in net assets resulting from
 operations.................................     5,723,470             -
                                             ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................        (3,283)            -
 Class B....................................        (2,674)            -
 Class I....................................        (3,033)            -
 Class II...................................    (8,272,621)            -
                                             ---------------------------------
  Total distributions to shareholders from
  net investment income.....................    (8,281,611)            -
                                             ---------------------------------
Net realized gain on securities
 Class A....................................             -             -
 Class B....................................             -             -
 Class I....................................             -             -
 Class II...................................             -             -
                                             ---------------------------------
  Total distributions to shareholders
  from net realized gain on securities......             -             -
                                             ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............    (8,281,611)            -
                                             ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................        67,272         1,250
 Class B....................................       127,811         1,250
 Class I....................................        26,401         1,250
 Class II...................................   346,455,767         1,250
                                             ---------------------------------
Total increase in net assets resulting from
share transactions..........................   346,677,251         5,000
                                             ---------------------------------
TOTAL INCREASE IN NET ASSETS................   344,119,110         5,000
NET ASSETS:
 Beginning of year..........................         5,000             -
                                             ---------------------------------
 End of period (including undistributed net
 investment income of ($135,140) and $0)....  $344,124,110        $5,000
                                             ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                  Class A                                    Class B
 OUTSTANDING       ------------------------------------------ ------------------------------------------
                       For the six         For the period         For the six         For the period
                      months ended       October 7, 1998 to      months ended       October 7, 1998 to
                     April 30, 1999       October 31, 1998      April 30, 1999       October 31, 1998
                   --------------------  -------------------- --------------------  --------------------
                    Shares     Amount     Shares    Amount     Shares     Amount     Shares    Amount
                   --------------------  -------------------- --------------------  --------------------
 Shares sold.....   128,979  $1,289,292       125  $    1,250  135,193  $1,350,451       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......       313       3,100         -           -      251       2,480         -           -
 Shares
 repurchased.....  (124,000) (1,225,120)        -           - (124,000) (1,225,120)        -           -
                   --------------------  -------------------- --------------------  --------------------
 Increase in
 shares
 outstanding.....     5,292      67,272       125       1,250   11,444     127,811       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........       125       1,250         -           -      125       1,250         -           -
                   --------------------  -------------------- --------------------  --------------------
 End of period...     5,417  $   68,522       125  $    1,250   11,569  $  129,061       125      $1,250
                   --------------------  -------------------- --------------------  --------------------
 CHANGE IN SHARES                  Class I                                     Class II
 OUTSTANDING       ------------------------------------------ ----------------------------------------------
                       For the six         For the period           For the six           For the period
                      months ended       October 7, 1998 to        months ended         October 7, 1998 to
                     April 30, 1999       October 31, 1998        April 30, 1999         October 31, 1998
                   --------------------- -------------------- ------------------------- --------------------
                    Shares     Amount     Shares    Amount      Shares       Amount      Shares    Amount
                   --------------------- -------------------- ------------------------- --------------------
 Shares sold.....   124,875  $1,248,749       125  $    1,250 34,878,993  $344,948,749       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......       280       2,772         -           -    835,975     8,260,417         -           -
 Shares
 repurchased.....  (124,000) (1,225,120)        -           -   (683,650)   (6,753,399)        -           -
                   --------------------- -------------------- ------------------------- --------------------
 Increase in
 shares
 outstanding.....     1,155      26,401       125       1,250 35,031,318   346,455,767       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........       125       1,250         -           -        125         1,250         -           -
                   --------------------- -------------------- ------------------------- --------------------
 End of period...     1,280  $   27,651       125  $    1,250 35,031,443  $346,457,017       125  $    1,250
                   --------------------- -------------------- ------------------------- --------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 90                                     April 30, 1999 (Unaudited)
                 MUNICIPAL BOND FUND - STATEMENT OF NET ASSETS

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          MUNICIPAL BONDS -
          LONG TERM - 87.34%
          ESCROWED - 3.40%
 $200,000 Lower Colorado River Authority
          Texas Revenue,
          5.25% due 01/01/15......................................   $  209,820
                                                                     ----------
          GENERAL OBLIGATION - 19.89%
  500,000 Argyle Texas Independent School,
          Zero Coupon due 08/15/14................................      234,260
  250,000 Garland, Texas,
          4.50% due 02/15/19......................................      229,673
  225,000 Harris County, Texas,
          4.50% due 10/01/09......................................      226,247
  225,000 Honolulu Hawaii City & County,
          5.25% due 07/01/15......................................      230,721
  100,000 Philadelphia, Pennsylvania,
          5.00% due 03/15/28......................................       97,167
  500,000 Pine Richland School District Pennsylvania,
          Zero Coupon due 09/01/23................................      139,760
  200,000 Victor California Elementary School District,
          Zero Coupon due 06/01/20................................       67,892
                                                                     ----------
                                                                      1,225,720
                                                                     ----------
          HEALTHCARE - 20.80%
  250,000 Colorado Health Facilities Authority,
          5.25% due 09/01/18......................................      238,025
  250,000 Elkhart County Ind Hospital Authority,
          5.25% due 08/15/28......................................      240,583
  225,000 Massachusetts State Health & Educational
          Facilities Authority,
          5.25% due 07/01/14......................................      232,121
  200,000 Massachusetts State Health & Educational
          Facilities Partners Healthcare System, Series B,
          5.13% due 07/01/19......................................      197,350
  200,000 Kansas State Development Finance Authority Hospital
          Revenue,
          5.20% due 12/15/18......................................      195,088
  175,000 Washington County Ohio Hospital Revenue, 5.38% due
          09/01/18................................................      179,092
                                                                     ----------
                                                                      1,282,259
                                                                     ----------

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          HOUSING - 5.15%
 $500,000 Missouri State Housing Development
          Community Mortgage,
          Zero Coupon due 03/01/29................................   $   94,295
  225,000 New York State Mortgage Agency,
          Series 77-A,
          4.70% due 10/01/11......................................      222,698
                                                                     ----------
                                                                        316,993
                                                                     ----------
          INDUSTRIAL REVENUE - 4.04%
  250,000 Nekoosa Wisconsin Pollution Control Nekoosa Papers,
          Inc., Proj-A,
          5.35% due 07/01/15......................................      249,178
                                                                     ----------
          LEASE APPROPRIATION - 3.82%
  225,000 New York State Urban Development Corp.
          Revenue,
          Zero Coupon due 04/01/09................................      235,197
                                                                     ----------
          POWER - 3.79%
  225,000 Long Island Power Authority
          New York Electric,
          5.00% due 04/01/12......................................      233,516
                                                                     ----------
          TRANSPORTATION - 19.09%
  225,000 Central Puget Sound Washington Regional, 5.25% due
          02/01/13................................................      237,647
  225,000 E-470 Public Highway Authority Colorado
          Sr. Series A,
          5.25% due 09/01/18......................................      228,573
  225,000 Illinois State Toll Highway Authority Toll,
          5.50% due 01/01/15......................................      241,305
  225,000 Port Portland Oregon Airport Revenue,
          5.25% due 07/01/11......................................      237,402
  225,000 St Louis Missouri Airport Revenue,
          5.13% due 07/01/13......................................      231,908
                                                                     ----------
                                                                      1,176,835
                                                                     ----------
          UTILITIES - 3.33%
  225,000 Wyandotte County Kansas University Government U,
          4.50% due 09/01/28......................................      205,513
                                                                     ----------

   PAR                                                                 MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
          WATER - 4.03%
 $250,000 Green River-Sweetwater-County Wyoming, Series B,
          4.50% due 03/01/14......................................   $  248,647
                                                                     ----------
          TOTAL MUNICIPAL BONDS - LONG TERM
          (Cost $5,448,845).......................................    5,383,678
                                                                     ----------
          SHORT TERM SECURITIES
          VARIABLE RATE DEMAND NOTES - 10.54%
          INDUSTRIAL DEVELOPMENT - 1.62%
  100,000 Philadelphia Pennsylvania Authority, Variable Rate
          Demand Note 4.10% due 12/01/08..........................      100,000
                                                                     ----------
          STUDENT LOAN - 8.92%
  250,000 Indiana Secondary Market
          Educational Loans, Variable Rate
          Demand Notes 4.10% due 12/01/14.........................      250,000
  100,000 Kentucky Higher Education Student Loan, Variable Rate
          Demand Notes 4.05% due 07/15/18.........................      100,000
  200,000 Missouri Higher Education Loan
          Authority, Student, Variable Rate
          Demand Note 4.10% due 12/01/05..........................      200,000
                                                                     ----------
                                                                        550,000
                                                                     ----------
          TOTAL SHORT TERM SECURITIES
          VARIABLE RATE DEMAND NOTES
          (Cost $650,000).........................................      650,000
                                                                     ----------
          TOTAL INVESTMENT
          (Cost $6,098,845) - 97.88%..............................    6,033,678
          Other assets less liabilities,
          net - 2.12%.............................................      130,588
                                                                     ----------
          NET ASSETS (equivalent to $9.87 per share for 275,897
          Class A shares and $9.87 per share for 348,811 Class B
          shares outstanding) - 100.00%...........................   $6,164,266
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     91
            MUNICIPAL BOND FUND - STATEMENT OF NET ASSETS CONTINUED


----------------------------------------------------------------------------
 NET ASSETS REPRESENTED BY:
 Shares of beneficial interest, $.01
 par value per share, unlimited shares
 authorized, 624,708 shares outstanding........................ $     6,247
 Additional paid in capital....................................   6,232,369
 Undistributed net investment income...........................      (9,183)
 Unrealized depreciation of securities.........................     (65,167)
                                                                -----------
 NET ASSETS APPLICABLE TO SHARES OUTSTANDING................... $ 6,164,266
                                                                -----------




----------------------------------------------------------------------------
 COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE:
 Net asset value and redemption
 price per Class A share ($2,723,061
 divided by 275,897 shares).................................... $      9.87
                                                                -----------
 Offering price per Class A share
 (100/95.25 of $9.87)*......................................... $     10.36
                                                                -----------
 Net asset value and offering
 price per Class B share ($3,441,205
 divided by 348,811 shares)**.................................. $      9.87
                                                                -----------
-----------------
 * Offering price includes sales charge of 4.75%. The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 92          MUNICIPAL BOND FUND - FINANCIAL STATEMENTS (Unaudited)
STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Tax-exempt interest............................................... $117,740
                                                                   --------
 Total investment income..........................................  117,740
                                                                   --------
EXPENSES:
Advisory fees.....................................................   13,028
Transfer agent fees...............................................    7,110
Custodian fees....................................................    3,663
Distribution fees:
 Class A..........................................................    3,110
 Class B..........................................................   13,616
Registration and filing fees......................................   16,180
Audit fees and tax services.......................................    1,637
Accounting services...............................................      786
Trustees' fees and expenses.......................................      788
Report to shareholders............................................      155
Miscellaneous.....................................................      183
                                                                   --------
 Total expenses...................................................   60,256
 Expense reimbursement (see Note 3)...............................  (18,637)
                                                                   --------
 Net expenses.....................................................   41,619
                                                                   --------
NET INVESTMENT INCOME.............................................   76,121
                                                                   --------
REALIZED AND UNREALIZED LOSS ON SECURITIES:
Net realized gain on securities...................................        -
Net unrealized depreciation of
securities during the period......................................  (65,167)
                                                                   --------
 Net realized and unrealized loss on
 securities during the period.....................................  (65,167)
                                                                   --------
INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS................................................... $ 10,954
                                                                   --------

STATEMENT OF CHANGES IN NET ASSETS
                                              For the six     For the period
                                              months ended  October 7, 1998 to
                                             April 30, 1999  October 31, 1998
                                             ---------------------------------
OPERATIONS:
Net investment income.......................   $   76,121               $    -
Net realized gain on securities.............            -                    -
Net unrealized depreciation of securities
during the period...........................      (65,167)                   -
                                             ---------------------------------
 Increase in net assets resulting from
 operations.................................       10,954                    -
                                             ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................      (46,503)                   -
 Class B....................................      (38,801)                   -
                                             ---------------------------------
  Total distributions to shareholders from
  net investment income.....................      (85,304)                   -
                                             ---------------------------------
Net realized gain on securities
 Class A....................................            -                    -
 Class B....................................            -                    -
                                             ---------------------------------
Total distributions to shareholders
from net realized gain on securities........            -                    -
                                             ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............      (85,304)                   -
                                             ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................    2,754,115                2,500
 Class B....................................    3,479,501                2,500
                                             ---------------------------------
Total increase in net assets resulting from
share transactions..........................    6,233,616                5,000
                                             ---------------------------------
TOTAL INCREASE IN NET ASSETS................    6,159,266                5,000

NET ASSETS:
 Beginning of year..........................        5,000                    -
                                             ---------------------------------
 End of period (including undistributed net
 investment income of ($9,183) and $0)......   $6,164,266               $5,000
                                             ---------------------------------

--------------------------------------------------------------------------------------------------------------
 CHANGE IN SHARES                         Class A                                   Class B
 OUTSTANDING:              ----------------------------------------- -----------------------------------------
                              For the six         For the period        For the six         For the period
                              months ended      October 7, 1998 to      months ended      October 7, 1998 to
                             April 30, 1999      October 31, 1998      April 30, 1999      October 31, 1998
                           -------------------  -------------------- -------------------  --------------------
                           Shares     Amount     Shares    Amount    Shares     Amount     Shares    Amount
                           -------------------  -------------------- -------------------  --------------------
 Shares sold.............  271,304  $2,710,903       250  $    2,500 352,225  $3,515,576       250  $    2,500
 Shares issued for
 distributions
 reinvested..............    4,378      43,566         -           -   3,468      34,503         -           -
 Shares repurchased......      (35)       (354)        -           -  (7,132)    (70,578)        -           -
                           -------------------  -------------------- -------------------  --------------------
  Increase in shares
   outstanding...........  275,647   2,754,115       250       2,500 348,561   3,479,501       250       2,500
 Shares outstanding:
  Beginning of period....      250       2,500         -           -     250       2,500         -           -
                           -------------------  -------------------- -------------------  --------------------
  End of period..........  275,897  $2,756,615       250  $    2,500 348,811  $3,482,001       250  $    2,500
                           -------------------  -------------------- -------------------  --------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                     93
                  MONEY MARKET FUND - STATEMENT OF NET ASSETS

   PAR                                                                  MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------

          COMMERCIAL PAPER - 93.29%

          AEROSPACE/DEFENSE - 1.92%
 $250,000 Lockheed Martin Corp.,
          4.99% due 06/14/99.......................................   $  248,533
                                                                      ----------

          BEVERAGE - SOFT DRINKS - 3.98%
  518,000 Coca Cola Co.,
          4.80% due 06/04/99.......................................      514,090
                                                                      ----------

          CHEMICAL - MAJOR - 4.33%
  399,000 DuPont (E.I.) de Nemours & Co.,
          4.76% due 06/02/99.......................................      397,400
  163,000 PPG Industries, Inc.,
          4.82% due 05/06/99.......................................      162,934
                                                                      ----------
                                                                         560,334
                                                                      ----------

          CONGLOMERATES - 4.32%
  565,000 Fortune Brands,
          4.80% due 07/06/99.......................................      559,246
                                                                      ----------

          CONSUMER FINANCE - 12.10%
          Associates Corp. NA:
  116,000 4.80% due 06/21/99.......................................      115,238
  380,000 4.80% due 07/06/99.......................................      376,746
  565,000 Countrywide Home Loans,
          4.88% due 05/28/99.......................................      563,103
  512,000 Sears Roebuck Acceptance Corp.,
          4.75% due 05/10/99.......................................      509,924
                                                                      ----------
                                                                       1,565,011
                                                                      ----------

          ENTERTAINMENT - 7.49%
  420,000 Mattel, Inc.,
          4.88% due 05/21/99.......................................      418,968
  558,000 Walt Disney Co.,
          4.74% due 07/27/99.......................................      549,034
                                                                      ----------
                                                                         968,002
                                                                      ----------

          FINANCE COMPANIES - 19.18%
  400,000 Caterpillar Financial Services,
          4.77% due 08/04/99.......................................      395,066
  334,000 CIT Group Holdings, Inc.,
          4.81% due 06/07/99.......................................      331,788
  400,000 Ford Motor Credit Co.,
          4.83% due 06/03/99.......................................      398,329
  400,000 General Electric Capital Services, Inc.,
          4.86% due 05/24/99.......................................      398,856

   PAR                                                              MARKET
  VALUE                                                             VALUE

--------------------------------------------------------------------------------

          FINANCE COMPANIES - Continued
 $390,000 General Motors Acceptance Corp.,
          4.77% due 05/03/99...................................   $  389,223
  570,000 International Lease Finance Corp.,
          4.82% due 05/26/99...................................      566,069
                                                                  ----------
                                                                   2,479,331
                                                                  ----------

          FOODS - 3.17%
  411,000 Archer Daniels Midland Co.,
          4.79% due 06/15/99...................................      409,707
                                                                  ----------

          HOSPITAL SUPPLIES - 3.40%
  440,000 Abbott Laboratories,
          4.79% due 05/06/99...................................      439,824
                                                                  ----------

          INSURANCE - MULTILINE - 6.94%
  500,000 Aon Corp.,
          4.86% due 05/13/99...................................      499,323
  398,000 Marsh & McLennan Companies, Inc.,
          4.78% due 05/12/99...................................      397,524
                                                                  ----------
                                                                     896,847
                                                                  ----------

          MACHINERY - INDUSTRIAL/SPECIALTY - 3.13%
  405,000 Cooper Industries, Inc.,
          5.10% due 05/03/99...................................      405,000
                                                                  ----------

          OIL - SERVICE - PRODUCTS - 1.54%
  200,000 Shell Oil Co.,
          4.85% due 06/25/99...................................      198,568
                                                                  ----------

          PUBLISHING/PRINTING - 3.31%
  429,000 R.R. Donnelley and Sons,
          4.78% due 05/17/99...................................      428,201
                                                                  ----------

          SECURITIES RELATED - 8.21%
  521,000 Merrill Lynch & Co.,
          4.78% due 07/16/99...................................      515,868
  550,000 Morgan Stanley, Dean Witter, Discover,
          4.83% due 06/11/99...................................      545,451
                                                                  ----------
                                                                   1,061,319
                                                                  ----------

          UTILITIES - COMMUNICATION - 7.18%
  426,000 Bellsouth Telecom., Inc.,
          4.80% due 05/13/99...................................      425,428
  505,000 GTE Corp.,
          4.81% due 06/11/99...................................      502,366
                                                                  ----------
                                                                     927,794
                                                                  ----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------

          UTILITIES - ELECTRIC - 3.09%
 $400,000 Southern California Edison Co.,
          4.82% due 05/14/99.....................................   $   399,408
                                                                    -----------

          TOTAL COMMERCIAL PAPER
          (Cost $12,061,215).....................................    12,061,215
                                                                    -----------

          UNITED STATES GOVERNMENT - 3.09%

          GOVERNMENT SPONSORED - 3.09%
  400,000 Federal National Mortgage Association,
          4.69% due 05/07/99.....................................       399,789
                                                                    -----------

          TOTAL UNITED STATES GOVERNMENT
          (Cost $399,789)........................................       399,789
                                                                    -----------

          FOREIGN BONDS - 2.93%
  384,000 Province of British Columbia,
          4.75% due 08/04/99.....................................       379,276
                                                                    -----------

          TOTAL FOREIGN BONDS
          (Cost $379,276)........................................       379,276
                                                                    -----------

          TOTAL INVESTMENTS
          (Cost $12,840,280) - 99.31%............................    12,840,280

          Other assets less liabilities,
          net - 0.69%............................................        89,208
                                                                    -----------

          NET ASSETS (equivalent to $1.00 per share for 2,797,911
          Class A shares; $1.00 per share for 4,294,910 Class B
          shares; $1.00 per share for 1,277,717 Class I shares
          and $1.00 per share for 4,558,950 Class II shares
          outstanding) - 100.00%.................................   $12,929,488
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 94                                     April 30, 1999 (Unaudited)
             MONEY MARKET FUND - STATEMENT OF NET ASSETS CONTINUED

-------------------------------------------------------------------------------
 NET ASSETS REPRESENTED BY:
 Shares of beneficial interest, $.01
 par value per share, unlimited shares
 authorized, 12,929,488 shares outstanding.......................  $   129,295
 Additional paid in capital......................................   12,800,193
                                                                   -----------
 NET ASSETS APPLICABLE
 TO SHARES OUTSTANDING...........................................  $12,929,488
                                                                   -----------


-------------------------------------------------------------------------------
 COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE:
 Net asset value, offering
 price and redemption price per
 Class A share ($2,797,911
 divided by 2,797,911 shares)....................................  $      1.00
                                                                   -----------
 Net asset value and offering
 price per Class B share ($4,294,910
 divided by 4,294,910 shares)*...................................  $      1.00
                                                                   -----------
 Net asset value, offering price and
 redemption price per Class I share
 ($1,277,717 divided by 1,277,717 shares)........................  $      1.00
                                                                   -----------
 Net asset value, offering price and
 redemption price per Class II share
 ($4,558,950 divided by 4,558,950 shares)........................  $      1.00
                                                                   -----------
 * Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                95
              MONEY MARKET FUND - FINANCIAL STATEMENTS (Unaudited) STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Interest.............................................................. $239,859
                                                                       --------
 Total investment income..............................................  239,859
                                                                       --------
EXPENSES:
Advisory fees.........................................................   11,633
Transfer agent fees...................................................   11,906
Custodian fees........................................................    6,033
Distribution fees:
 Class A..............................................................    2,056
 Class B..............................................................    8,656
Administrative service fee, Class I...................................    1,549
Registration and filing fees..........................................   27,985
Audit fees and tax services...........................................    2,847
Accounting services...................................................    1,401
Trustees' fees and expenses...........................................    1,167
Report to shareholders................................................      307
Miscellaneous.........................................................      322
                                                                       --------
 Total expenses.......................................................   75,862
 Expense reimbursement (see Note 3)...................................  (43,360)
                                                                       --------
 Net expenses.........................................................   32,502
                                                                       --------
NET INVESTMENT INCOME.................................................  207,357
                                                                       --------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $207,357
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS
                                              For the six     For the period
                                              months ended  October 7, 1998 to
                                             April 30, 1999  October 31, 1998
                                                                     ---------
OPERATIONS:
Net investment income.......................  $   207,357               $    -
                                              --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................      (36,379)                   -
 Class B....................................      (34,311)                   -
 Class I....................................      (27,717)                   -
 Class II...................................     (108,950)                   -
                                              --------------------------------
Decrease in net assets resulting from
distributions to shareholders...............     (207,357)                   -
                                              --------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................    2,796,661                1,250
 Class B....................................    4,293,660                1,250
 Class I....................................    1,276,467                1,250
 Class II...................................    4,557,700                1,250
                                              --------------------------------
Total increase in net assets resulting from
share transactions..........................   12,924,488                5,000
                                              --------------------------------
TOTAL INCREASE IN NET ASSETS................   12,924,488                5,000

NET ASSETS:
 Beginning of year..........................        5,000                    -
                                              --------------------------------
 End of period..............................  $12,929,488               $5,000
                                              --------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                  Class A                                    Class B
 OUTSTANDING       ------------------------------------------ ------------------------------------------
                       For the six          For the period        For the six          For the period
                       months ended       October 7, 1998 to      months ended       October 7, 1998 to
                      April 30, 1999       October 31, 1998      April 30, 1999       October 31, 1998
                   ---------------------  ------------------- ---------------------  -------------------
                    Shares      Amount     Shares    Amount    Shares      Amount     Shares    Amount
                   ---------------------  ------------------- ---------------------  -------------------
 Shares sold.....  2,897,543  $2,897,543     1,250  $   1,250 4,328,727  $4,328,727     1,250  $   1,250
 Shares issued
 for
 distributions
 reinvested......     36,380      36,380         -          -    34,169      34,169         -          -
 Shares
 repurchased.....   (137,262)   (137,262)        -          -   (69,236)    (69,236)        -          -
                   ---------------------  ------------------- ---------------------  -------------------
 Increase in
 shares
 outstanding.....  2,796,661   2,796,661     1,250      1,250 4,293,660   4,293,660     1,250      1,250
 Shares
 outstanding:
 Beginning of
 period..........      1,250       1,250         -          -     1,250       1,250         -          -
                   ---------------------  ------------------- ---------------------  -------------------
 End of period...  2,797,911  $2,797,911     1,250  $   1,250 4,294,910  $4,294,910     1,250  $   1,250
                   ---------------------  ------------------- ---------------------  -------------------
 CHANGE IN SHARES                  Class I                                  Class II
 OUTSTANDING       ---------------------------------------- -------------------------------------------
                       For the six        For the period         For the six          For the period
                       months ended     October 7, 1998 to      months ended        October 7, 1998 to
                      April 30, 1999     October 31, 1998      April 30, 1999        October 31, 1998
                   -------------------- ------------------- ----------------------- -------------------
                    Shares     Amount    Shares    Amount     Shares      Amount     Shares    Amount
                   -------------------- ------------------- ----------------------- -------------------
 Shares sold.....  1,248,750 $1,248,750    1,250  $   1,250  9,248,750  $9,248,750     1,250  $   1,250
 Shares issued
 for
 distributions
 reinvested......     27,717     27,717        -          -    108,950     108,950         -          -
 Shares
 repurchased.....          -          -        -          - (4,800,000) (4,800,000)        -          -
                   -------------------- ------------------- ----------------------- -------------------
 Increase in
 shares
 outstanding.....  1,276,467  1,276,467    1,250      1,250  4,557,700   4,557,700     1,250      1,250
 Shares
 outstanding:
 Beginning of
 period..........      1,250      1,250        -          -      1,250       1,250         -          -
                   -------------------- ------------------- ----------------------- -------------------
 End of period...  1,277,717 $1,277,717    1,250  $   1,250  4,558,950  $4,558,950     1,250  $   1,250
                   -------------------- ------------------- ----------------------- -------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 96                                     April 30, 1999 (Unaudited)
             MUNICIPAL MONEY MARKET FUND - STATEMENT OF NET ASSETS

   PAR                                                              MARKET
  VALUE                                                             VALUE

--------------------------------------------------------------------------------
          SHORT TERM SECURITIES
          VARIABLE RATE DEMAND NOTES -
          MUNICIPALITIES - 99.70%
          EDUCATION - 7.39%
 $200,000 Illinois Educational Facilities Authority,
          4.05% due 05/01/19...................................   $  200,000
  100,000 Illinois Educational Facilities
          Authority Revenues,
          4.05% due 05/01/22...................................      100,000
  100,000 Michigan State University,
          3.95% due 08/15/22...................................      100,000
                                                                  ----------
                                                                     400,000
                                                                  ----------

          GENERAL OBLIGATION - 7.39%
  200,000 Chicago, Illinois,
          4.00% due 01/01/12...................................      200,000
  200,000 Massachusetts State,
          3.95% due 09/01/16...................................      200,000
                                                                  ----------
                                                                     400,000
                                                                  ----------

          HEALTHCARE - 14.76%
  200,000 Florence County South Carolina
          Hospital Revenue,
          4.05% due 11/01/15...................................      200,000
  200,000 Louisiana Public Facilities
          Authority Hospital,
          4.05% due 09/01/27...................................      200,000
  200,000 North Carolina Medical Care
          Community Hospital,
          4.00% due 09/01/02...................................      200,000
  200,000 Polk County Iowa Revenue,
          4.00% due 12/01/15...................................      200,000
                                                                  ----------
                                                                     800,000
                                                                  ----------
          HOUSING - 12.01%
  200,000 Illinois Developing Finance Authority,
          4.05% 04/01/24.......................................      200,000
  250,000 Massachusetts State Housing Finance,
          3.95% due 12/01/25...................................      250,000
  200,000 New York, New York City
          Housing Development,
          3.95% due 11/15/19...................................      200,000
                                                                  ----------
                                                                     650,000
                                                                  ----------


   PAR                                                             MARKET
  VALUE                                                            VALUE
-------------------------------------------------------------------------------
          INDUSTRIAL REVENUE - 19.38%
 $200,000 Clark County Nevada Industrial Development Revenue,
          4.35% due 11/01/20..................................   $  200,000
  100,000 Cuyahoga County Ohio,
          3.95% due 12/01/15..................................      100,000
  200,000 De Soto Parish - Louisiana Electric,
          3.95% due 07/01/18..................................      200,000
  250,000 Duluth Minnesota Tax Increment Revenue,
          4.00% 09/01/10......................................      250,000
  100,000 Illinois Development BIMBA
          Manufacturing Co.,
          4.15% due 05/01/16..................................      100,000
  200,000 Philadelphia Pennsylvania Authority,
          4.10% due 12/01/08..................................      200,000
                                                                 ----------
                                                                  1,050,000
                                                                 ----------

          POWER - 9.23%
  250,000 Municipal Electric Authority Georgia,
          4.00% due 01/01/20..................................      250,000
  250,000 Piedmont Municipal Power Agency South Carolina
          Electric, Series B,
          4.00% due 12/01/15..................................      250,000
                                                                 ----------
                                                                    500,000
                                                                 ----------
          STUDENT LOAN - 19.38%
  150,000 Indiana Secondary Market
          Educational Loans,
          4.10% due 12/01/14..................................      150,000
  250,000 Kentucky Higher Education Student Loan,
          4.05% due 07/15/18..................................      250,000
  200,000 Missouri Higher Education Loan Authority Student
          Loan, Series A,
          4.10% due 12/01/05..................................      200,000
  200,000 North Texas Higher Educational Authority,
          4.10% due 04/01/20..................................      200,000
  250,000 Utah State Board Regents Student Loan,
          4.10% due 11/01/25..................................      250,000
                                                                 ----------
                                                                  1,050,000
                                                                 ----------

          TRANSPORTATION - 4.62%
  250,000 Orlando Florida - Republic Interchange,
          3.95% due 10/01/21..................................      250,000
                                                                 ----------

   PAR                                                             MARKET
  VALUE                                                            VALUE

-------------------------------------------------------------------------------
          WATER AND SEWER - 5.54%
 $100,000 Detroit, Michigan Sewer Disposal Revenue, 4.00% due
          07/01/23............................................   $  100,000
  100,000 Grand Rapids, Michigan Water Supply, 4.00% due
          01/01/20............................................      100,000
  100,000 Massachusetts State Water Reservoir Authority,
          Series A,
          4.00% due 04/01/28..................................      100,000
                                                                 ----------
                                                                    300,000
                                                                 ----------

          TOTAL MUNICIPALITIES - SHORT TERM
          (Cost $5,400,000)...................................    5,400,000
                                                                 ----------
          TOTAL INVESTMENT - 99.70%
          (Cost $5,400,000)...................................    5,400,000
          Other assets less liabilities,
          net - 0.30%.........................................       16,214
                                                                 ----------
          NET ASSETS (equivalent $1.00 per share on 2,812,546
          Class A shares and $1.00 per share on 2,603,668
          Class B shares outstanding) - (100.00%).............   $5,416,214
                                                                 ----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value
per share, unlimited shares authorized,
5,416,214 shares outstanding..................................   $   54,162
Additional paid in capital....................................    5,362,052
                                                                 ----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING...................   $5,416,214
                                                                 ----------
--------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption
price per Class A share ($2,812,546
divided by 2,812,546 shares)..................................   $     1.00
                                                                 ----------
Net asset value and offering
price per Class B share ($2,603,668
divided by 2,603,668 shares)*.................................   $     1.00
                                                                 ----------
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                97
         MUNICIPAL MONEY MARKET FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Tax-exempt interest..............................................  $78,174
                                                                   -------
 Total investment income.........................................   78,174
                                                                   -------
EXPENSES:
Advisory fees....................................................   12,631
Transfer agent fees..............................................    7,016
Custodian fees...................................................    3,586
Distribution fees:
 Class A.........................................................    3,175
 Class B.........................................................   12,561
Registration and filing fees.....................................   16,180
Audit fees and tax services......................................    1,591
Accounting services..............................................      762
Trustees' fees and expenses......................................      786
Report to shareholders...........................................      139
Miscellaneous....................................................      187
                                                                   -------
 Total expenses..................................................   58,614
 Expense reimbursement (see Note 3)..............................  (22,044)
                                                                   -------
 Net expenses....................................................   36,570
                                                                   -------
NET INVESTMENT INCOME............................................   41,604
                                                                   -------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................  $41,604

STATEMENT OF CHANGES IN NET ASSETS
                                              For the six     For the period
                                              months ended  October 7, 1998 to
                                             April 30, 1999  October 31, 1998
                                             ---------------------------------
OPERATIONS:
Net investment income.......................   $   41,604               $    -
                                             ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................      (25,856)                   -
 Class B....................................      (15,748)                   -
                                             ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............      (41,604)                   -
                                             ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................    2,810,046                2,500
 Class B....................................    2,601,168                2,500
                                             ---------------------------------
Total increase in net assets resulting from
share transactions..........................    5,411,214                5,000
                                             ---------------------------------
TOTAL INCREASE IN NET ASSETS................    5,411,214                5,000

NET ASSETS:
 Beginning of year..........................        5,000                    -
                                             ---------------------------------
 End of period..............................   $5,416,214               $5,000
                                             ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                          Class A                                  Class B
 OUTSTANDING               ---------------------------------------- ----------------------------------------
                               For the six        For the period        For the six        For the period
                               months ended     October 7, 1998 to      months ended     October 7, 1998 to
                              April 30, 1999     October 31, 1998      April 30, 1999     October 31, 1998
                           -------------------- ------------------  -------------------- ------------------
                            Shares     Amount    Shares    Amount    Shares     Amount    Shares    Amount
                           -------     ------    ------    ------    ------     ------    ------    ------
 Shares sold.............  2,810,046 $2,810,046    2,500  $   2,500 2,601,168 $2,601,168    2,500  $   2,500
 Shares issued for
 distributions
 reinvested..............          -          -        -          -         -          -        -          -
 Shares repurchased......          -          -        -          -         -          -        -          -
                           --------------------    ---------------- --------------------    ----------------
  Increase in shares
   outstanding...........  2,810,046  2,810,046    2,500      2,500 2,601,168  2,601,168    2,500      2,500
 Shares outstanding:
   Beginning of period...      2,500      2,500        -          -     2,500      2,500        -          -
                           --------------------    ---------------- --------------------    ----------------
   End of period.........  2,812,546 $2,812,546    2,500  $   2,500 2,603,668 $2,603,668    2,500  $   2,500
                           --------------------    ---------------- --------------------    ----------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 98                                     April 30, 1999 (Unaudited)
                GROWTH LIFESTYLE FUND - STATEMENT OF INVESTMENTS

  NUMBER                                                          MARKET
 OF SHARES                                                        VALUE
------------------------------------------------------------------------------
           INVESTMENT COMPANIES - AFFILIATED - 99.06%
           BOND FUNDS - 8.95%
           AGSPC 2 Domestic Bond Fund:
   14,070  Class A...........................................   $  138,834
   23,139  Class B...........................................      228,338
   12,779  Class I...........................................      126,129
   12,768  Class II..........................................      126,038
                                                                ----------
                                                                   619,339
                                                                ----------
           INTERNATIONAL EQUITY FUNDS - 29.83%
           AGSPC 2 International Growth Fund:
   20,657  Class A...........................................      220,411
   33,854  Class B...........................................      359,724
   18,798  Class I...........................................      200,767
   18,767  Class II..........................................      200,621
           AGSPC 2 International Value Fund:
   20,169  Class A...........................................      245,861
   31,219  Class B...........................................      378,552
   18,785  Class I...........................................      228,986
   18,764  Class II..........................................      228,919
                                                                ----------
                                                                 2,063,841
                                                                ----------
           LARGE CAP EQUITY FUNDS - 25.97%
           AGSPC 2 Large Cap Growth Fund:
   17,233  Class A...........................................      218,170
   25,982  Class B...........................................      327,785
   16,274  Class I...........................................      206,348
   16,260  Class II..........................................      206,348
           AGSPC 2 Large Cap Value Fund:
   16,351  Class A...........................................      189,958
   25,911  Class B...........................................      299,418
   15,065  Class I...........................................      174,604
   15,046  Class II..........................................      174,378
                                                                ----------
                                                                 1,797,009
                                                                ----------

  NUMBER                                                           MARKET
 OF SHARES                                                         VALUE
-------------------------------------------------------------------------------
           MID CAP EQUITY FUNDS - 15.28%
           AGSPC 2 Mid Cap Growth Fund:
    9,526  Class A............................................   $  105,642
   15,160  Class B............................................      167,149
    8,769  Class I............................................       97,253
    8,756  Class II...........................................       97,194
           AGSPC 2 Mid Cap Value Fund:
   10,815  Class A............................................      133,803
   16,842  Class B............................................      207,589
   10,050  Class I............................................      124,394
   10,037  Class II...........................................      124,335
                                                                 ----------
                                                                  1,057,359
                                                                 ----------
           SMALL CAP EQUITY FUNDS - 19.03%
           AGSPC 2 Small Cap Growth Fund:
   13,473  Class A............................................      161,000
   20,761  Class B............................................      246,762
   12,521  Class I............................................      149,875
   12,500  Class II...........................................      149,750
           AGSPC 2 Small Cap Value Fund:
   14,201  Class A............................................      137,116
   23,881  Class B............................................      229,871
   12,581  Class I............................................      121,530
   12,547  Class II...........................................      121,202
                                                                 ----------
                                                                  1,317,106
                                                                 ----------
           TOTAL INVESTMENT COMPANIES - AFFILIATED
           (Cost $6,123,237)..................................    6,854,654
                                                                 ----------
           TOTAL INVESTMENTS - 99.06%
           (Cost $6,123,237)..................................    6,854,654
                                                                 ----------
           Other assets less liabilities,
           net - 0.94%........................................       65,304
                                                                 ----------
           NET ASSETS (equivalent to $11.36 per share for
           136,003 Class A shares; $11.36 per share for
           222,334 Class B shares; $11.36 per share for
           125,550 Class I shares and $11.36 per share for
           125,312 Class II shares outstanding) - 100.00%.....   $6,919,958
                                                                 ----------

-------------------------------------------------------------------------------
 COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE:
 Net asset value and redemption
 price per Class A share ($1,545,660
 divided by 136,003 shares).....................................  $    11.36
                                                                  ----------
 Offering price per Class A share
 (100/94.25 of $11.36)*.........................................  $    12.05
                                                                  ----------
 Net asset value and offering
 price per Class B share ($2,524,695
 divided by 222,334 shares)**...................................  $    11.36
                                                                  ----------
 Net asset value, offering price and
 redemption price per Class I share
 ($1,426,154 divided by 125,550 shares).........................  $    11.36
                                                                  ----------
 Net asset value, offering price and
 redemption price per Class II share
 ($1,423,449 divided by 125,312 shares).........................  $    11.36
                                                                  ----------

 * Offering price includes sales charge of 5.75%. The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES ASSETS:
 Investments, at market (cost $6,123,237).......................  $6,854,654
 Cash...........................................................      66,330
 Receivable for fund shares sold................................       7,555
 Dividends receivable...........................................       4,631
                                                                  ----------
 TOTAL ASSETS...................................................   6,933,170
                                                                  ----------
 LIABILITIES:
 Payable for investments purchased..............................       5,894
 Payable for fund shares redeemed...............................       4,503
 Advisory fee payable...........................................       2,805
 Dividend payable...............................................          10
                                                                  ----------
 TOTAL LIABILITIES..............................................      13,212
                                                                  ----------
 NET ASSETS.....................................................  $6,919,958
                                                                  ----------

-----------------------------------------------------------------------------
 NET ASSETS REPRESENTED BY:
 Shares of beneficial interest, $.01
 par value per share, unlimited shares
 authorized, 609,199 shares outstanding.........................  $    6,092
 Additional paid in capital.....................................   6,178,385
 Undistributed net realized gain on securities..................       2,040
 Undistributed net investment income............................       2,024
 Unrealized appreciation of securities..........................     731,417
                                                                  ----------
 NET ASSETS APPLICABLE TO SHARES OUTSTANDING....................  $6,919,958
                                                                  ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                99
            GROWTH LIFESTYLE FUND - FINANCIAL STATEMENTS (Unaudited) STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends..........................................................  $ 19,263
                                                                     --------
 Total investment income...........................................    19,263
EXPENSES:
Advisory fees......................................................     2,805
                                                                     --------
NET INVESTMENT INCOME..............................................    16,458
                                                                     --------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities....................................     2,040
Net unrealized appreciation of securities
during the period..................................................   731,417
                                                                     --------
 Net realized and unrealized gain on securities
 during the period.................................................   733,457
                                                                     --------
INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS.........................................................  $749,915
                                                                     --------

STATEMENT OF CHANGES IN NET ASSETS
                                              For the six     For the period
                                              months ended  October 7, 1998 to
                                             April 30, 1999  October 31, 1998
                                             ---------------------------------
OPERATIONS:
Net investment income.......................   $   16,458               $    -
Net realized gain on securities.............        2,040                    -
Net unrealized appreciation of securities
during the period...........................      731,417                    -
                                             ---------------------------------
 Increase in net assets resulting from
 operations.................................      749,915                    -
                                             ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................       (3,414)                   -
 Class B....................................       (4,136)                   -
 Class I....................................       (3,430)                   -
 Class II...................................       (3,454)                   -
                                             ---------------------------------
  Total distributions to shareholders from
  net investment income.....................      (14,434)                   -
                                             ---------------------------------
Net realized gain on securities
 Class A....................................            -                    -
 Class B....................................            -                    -
 Class I....................................            -                    -
 Class II...................................            -                    -
                                             ---------------------------------
  Total distributions to shareholders
  from net realized gain on securities......            -                    -
                                             ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............      (14,434)                   -
                                             ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................    1,371,106                1,250
 Class B....................................    2,301,336                1,250
 Class I....................................    1,254,831                1,250
 Class II...................................    1,252,204                1,250
                                             ---------------------------------
Total increase in net assets resulting from
share transactions..........................    6,179,477                5,000
                                                                      --------
TOTAL INCREASE IN NET ASSETS................    6,914,958                5,000

NET ASSETS:
 Beginning of year..........................        5,000                    -
                                             ---------------------------------
 End of period (including undistributed net
 investment income of $2,024 and $0)........   $6,919,958               $5,000
                                             ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       ----------------------------------------- --------------------------------------------------
                      For the six             For the period          For the six            For the period
                      months ended          October 7, 1998 to        months ended         October 7, 1998 to
                     April 30, 1999          October 31, 1998        April 30, 1999         October 31, 1998
                   -------------------      --------------------   -------------------     --------------------
                    Shares     Amount        Shares      Amount      Shares     Amount        Shares    Amount
                   -------------------      --------------------   -------------------     --------------------
 Shares sold.....  137,045    $1,383,767       125   $    1,250    222,706  $2,306,749       125      $    1,250
 Shares issued
 for
 distributions
 reinvested......      307         3,400         -            -        373       4,140         -               -
 Shares
 repurchased.....   (1,474)      (16,061)        -            -       (870)     (9,553)        -               -
                   ---------------------    -------------------    -------------------    ----------------------
 Increase in
 shares
 outstanding.....  135,878     1,371,106       125        1,250    222,209   2,301,336       125           1,250
 Shares outstanding:
 Beginning of
 period..........      125         1,250         -            -        125       1,250         -               -
                   ---------------------    -------------------    -------------------    ----------------------
 End of period...  136,003    $1,372,356       125   $    1,250    222,334  $2,302,586       125      $    1,250
                   ---------------------    -------------------    -------------------    ----------------------

 CHANGE IN SHARES                     Class I                                       Class II
 OUTSTANDING       --------------------------------------------    ---------------------------------------------
                         For the six          For the period           For the six           For the period
                        months ended          October 7, 1998 to      months ended          October 7, 1998 to
                       April 30, 1999         October 31, 1998       April 30, 1999         October 31, 1998
                   ---------------------    -------------------    -------------------    ----------------------
                    Shares       Amount      Shares     Amount      Shares     Amount      Shares        Amount
                   ---------------------    -------------------    -------------------    ----------------------
 Shares sold.....  125,115    $1,251,401       125  $     1,250    124,875  $1,248,750       125      $    1,250
 Shares issued
 for distributions
 reinvested......      310         3,430         -           -         312       3,454         -               -
 Shares
 repurchased.....        -             -         -           -           -           -         -               -
                   ---------------------    -------------------    -------------------    ----------------------
  Increase in
   shares
   outstanding...  125,425     1,254,831       125        1,250    125,187   1,252,204       125           1,250
 Shares outstanding:
  Beginning of
   period........      125         1,250         -            -        125       1,250         -               -
                   ---------------------    -------------------    -------------------    ----------------------
  End of period..  125,550    $1,256,081       125  $    1,250     125,312  $1,253,454       125      $    1,250
                   ---------------------    -------------------    -------------------    ----------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 100                                    April 30, 1999 (Unaudited)
           MODERATE GROWTH LIFESTYLE FUND - STATEMENT OF INVESTMENTS

  NUMBER                                                          MARKET
 OF SHARES                                                        VALUE
------------------------------------------------------------------------------
           INVESTMENT COMPANIES - AFFILIATED - 99.79%
           BOND FUNDS - 22.95%
           AGSPC 2 Domestic Bond Fund:
  36,927   Class A...........................................   $  362,618
  70,261   Class B...........................................      689,960
  32,142   Class I...........................................      315,634
  32,073   Class II..........................................      314,957
                                                                ----------
                                                                 1,683,169
                                                                ----------
           INTERNATIONAL EQUITY FUNDS - 15.20%
           AGSPC 2 International Growth Fund:
   9,977   Class A...........................................      106,460
  19,079   Class B...........................................      202,622
   8,772   Class I...........................................       93,690
   8,758   Class II..........................................       93,623
           AGSPC 2 International Value Fund:
  11,078   Class A...........................................      135,037
  19,755   Class B...........................................      239,441
  10,018   Class I...........................................      122,124
  10,007   Class II..........................................      122,090
                                                                ----------
                                                                 1,115,087
                                                                ----------
           LARGE CAP EQUITY FUNDS - 31.62%
           AGSPC 2 Large Cap Growth Fund:
  20,550   Class A...........................................      260,165
  36,016   Class B...........................................      454,164
  18,777   Class I...........................................      238,091
  18,762   Class II..........................................      238,095
           AGSPC 2 Large Cap Value Fund:
  21,097   Class A...........................................      244,733
  38,768   Class B...........................................      447,774
  18,831   Class I...........................................      218,251
  18,807   Class II..........................................      217,973
                                                                ----------
                                                                 2,319,246
                                                                ----------


  NUMBER                                                            MARKET
 OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
           MID CAP EQUITY FUNDS - 15.50%
           AGSPC 2 Mid Cap Growth Fund:
   9,858   Class A.............................................   $  109,329
  18,194   Class B.............................................      200,497
   8,769   Class I.............................................       97,251
   8,756   Class II............................................       97,194
           AGSPC 2 Mid Cap Value Fund:
  11,172   Class A.............................................      138,207
  19,958   Class B.............................................      245,887
  10,056   Class I.............................................      124,392
  10,051   Class II............................................      124,336
                                                                  ----------
                                                                   1,137,093
                                                                  ----------
           SMALL CAP EQUITY FUNDS - 14.52%
           AGSPC 2 Small Cap Growth Fund:
   9,711   Class A.............................................      116,045
  17,339   Class B.............................................      205,992
   8,764   Class I.............................................      104,911
   8,750   Class II............................................      104,825
           AGSPC 2 Small Cap Value Fund:
  11,684   Class A.............................................      112,519
  23,539   Class B.............................................      226,444
  10,087   Class I.............................................       97,132
  10,068   Class II............................................       96,968
                                                                  ----------
                                                                   1,064,836
                                                                  ----------

                                                                       MARKET
                                                                       VALUE

-------------------------------------------------------------------------------
         TOTAL INVESTMENT COMPANIES - AFFILIATED..................   $7,319,431
                                                                     ----------
         TOTAL INVESTMENTS - 99.79%
         (Cost $6,664,758)........................................    7,319,431
         Other assets less liabilities,
         net - 0.21%..............................................       15,591
                                                                     ----------
         NET ASSETS (equivalent to $11.18 per share for 141,702
         Class A shares; $11.20 per share for 262,169 Class B
         shares; $11.18 per share for 126,090 Class I shares and
         $11.18 per share for 125,616 Class II shares outstanding)
         - 100.00%................................................   $7,335,022
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                    101
      MODERATE GROWTH LIFESTYLE FUND - STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,584,094 divided by 141,702 shares)....................... $     11.18
                                                                    -----------
Offering price per Class A share
(100/94.25 of $11.18)*............................................. $     11.86
                                                                    -----------
Net asset value and offering price per Class B
share ($2,937,315 divided by 262,169 shares) **.................... $     11.20
                                                                    -----------
Net asset value, offering price and redemption price
per Class I share ($1,409,512 divided by
126,090 shares).................................................... $     11.18
                                                                    -----------
Net asset value, offering price and redemption price
per Class II share ($1,404,101 divided by
125,616 shares).................................................... $     11.18
                                                                    -----------

* Offering price includes sales charge of 5.75%. The sales charge is reduced for purchases of $25,000 and over.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES ASSETS:
Investments, at market (cost $6,664,758)........................... $7,319,431
Cash...............................................................     19,207
Receivable for investments sold....................................     18,538
Dividends receivable...............................................      9,526
                                                                    ----------
TOTAL ASSETS.......................................................  7,366,702
                                                                    ----------
LIABILITIES:
Payable for investments purchased..................................     24,477
Payable for fund shares redeemed...................................      4,288
Advisory fee payable...............................................      2,832
Dividend payable...................................................         83
                                                                    ----------
TOTAL LIABILITIES..................................................     31,680
                                                                    ----------
NET ASSETS......................................................... $7,335,022
                                                                    ----------
-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share, unlimited shares authorized, 655,577 shares
outstanding........................................................ $    6,556
Additional paid in capital.........................................  6,671,306
Accumulated net realized loss on securities........................        (38)
Undistributed net investment income................................      2,525
Unrealized appreciation of securities..............................    654,673
                                                                    ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $7,335,022
                                                                    ----------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 102   MODERATE GROWTH LIFESTYLE FUND - FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends............................................................ $ 39,329
                                                                      --------
 Total investment income.............................................   39,329
EXPENSES:
Advisory fees........................................................    2,832
                                                                      --------
NET INVESTMENT INCOME................................................   36,497
                                                                      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized loss on securities......................................      (38)
Net unrealized appreciation of securities during the period..........  654,673
                                                                      --------
Net realized and unrealized gain on securities during the period.....  654,635
                                                                      --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................... $691,132
                                                                      --------

STATEMENT OF CHANGES IN NET ASSETS
                                              For the six     For the period
                                              months ended  October 7, 1998 to
                                             April 30, 1999  October 31, 1998
                                             ---------------------------------
OPERATIONS:
Net investment income.......................   $   36,497         $    -
Net realized loss on securities.............          (38)             -
Net unrealized appreciation of securities
during the period...........................      654,673              -
                                             ---------------------------------
 Increase in net assets resulting from
 operations.................................      691,132              -
                                             ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................       (8,052)             -
 Class B....................................      (10,054)             -
 Class I....................................       (9,084)             -
 Class II...................................       (6,782)             -
                                             ---------------------------------
  Total distributions to shareholders from
  net investment income.....................      (33,972)             -
                                             ---------------------------------
Net realized gain on securities
 Class A....................................            -              -
 Class B....................................            -              -
 Class I....................................            -              -
 Class II...................................            -              -
                                             ---------------------------------
  Total distributions to shareholders
  from net realized gain on securities......            -              -
                                             ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............      (33,972)             -
                                             ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................    1,431,238          1,250
 Class B....................................    2,725,412          1,250
 Class I....................................    1,260,680          1,250
 Class II...................................    1,255,532          1,250
                                             ---------------------------------
Total increase in net assets resulting from
share transactions..........................    6,672,862          5,000
                                             ---------------------------------
TOTAL INCREASE IN NET ASSETS................    7,330,022          5,000

NET ASSETS:
 Beginning of year..........................        5,000              -
                                             ---------------------------------
 End of period (including undistributed net
 investment income of $2,525 and $0)........   $7,335,022         $5,000

                                             ---------------------------------
------------------------------------------------------------------------------

 CHANGE IN SHARES                 Class A                                   Class B
 OUTSTANDING       -----------------------------------------   -----------------------------------------
                      For the six         For the period         For the six         For the period
                      months ended      October 7, 1998 to       months ended      October 7, 1998 to
                     April 30, 1999      October 31, 1998       April 30, 1999      October 31, 1998
                   -------------------  --------------------   -------------------  --------------------
                   Shares     Amount     Shares    Amount      Shares     Amount     Shares    Amount
                   -------------------  --------------------   -------------------  --------------------
 Shares sold.....  142,349  $1,439,244       125  $    1,250   261,843  $2,722,828       125  $    1,250
 Shares issued
 for
 distributions
 reinvested......      733       8,052         -           -       904       9,972         -           -
 Shares
 repurchased.....   (1,505)    (16,058)        -           -      (703)     (7,388)        -           -
                     ------------------  --------------------   -------------------  --------------------
 Increase in
 shares
 outstanding.....  141,577   1,431,238       125       1,250   262,044   2,725,412       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........      125       1,250         -           -       125       1,250         -           -
                    ------------------  --------------------   -------------------  --------------------
 End of period...  141,702  $1,432,488       125  $    1,250   262,169  $2,726,662       125      $1,250
                    ------------------  --------------------   -------------------  --------------------

 CHANGE IN SHARES                   Class I                                 Class II
 OUTSTANDING       ----------------------------------------  ----------------------------------------
                      For the six         For the period        For the six       For the period
                      months ended      October 7, 1998 to      months ended    October 7, 1998 to
                     April 30, 1999      October 31, 1998      April 30, 1999     October 31, 1998
                   ------------------  --------------------   ------------------ ---------------------
                   Shares     Amount     Shares    Amount     Shares    Amount     Shares      Amount
                   -------------------  --------------------  ------------------ ---------------------
 Shares sold.....   125,135 $1,251,596      125   $    1,250  124,875 $1,248,750       125    $  1,250
 Shares issued
 for
 distributions
 reinvested......       830      9,084        -            -      616      6,782         -           -
 Shares
 repurchased.....         -          -        -            -        -          -         -           -
                    ------------------  --------------------  ------------------  --------------------
 Increase in
 shares
 outstanding.....   125,965  1,260,680       125       1,250  125,491  1,255,532       125       1,250
 Shares
 outstanding:
 Beginning of
 period..........       125      1,250         -           -      125      1,250         -           -
                    ------------------  --------------------  ------------------  --------------------
 End of period...   126,090 $1,261,930       125  $    1,250  125,616 $1,256,782       125    $  1,250
                    ------------------  --------------------  ------------------  --------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 April 30, 1999 (Unaudited)                                    103
          CONSERVATIVE GROWTH LIFESTYLE FUND - STATEMENT OF NET ASSETS

  NUMBER                                                          MARKET
 OF SHARES                                                        VALUE

------------------------------------------------------------------------------
           INVESTMENT COMPANIES - AFFILIATED - 99.93%
           BOND FUNDS - 36.78%
           AGSPC 2 Domestic Bond Fund:
   59,775  Class A...........................................   $  586,993
   81,244  Class B...........................................      797,817
   51,290  Class I...........................................      503,671
   51,317  Class II..........................................      503,932
                                                                ----------
                                                                 2,392,413
                                                                ----------
           INTERNATIONAL EQUITY FUNDS - 10.50%
           AGSPC 2 International Growth Fund:
    7,255  Class A...........................................       77,408
   10,706  Class B...........................................      113,700
    6,253  Class I...........................................       66,782
    6,256  Class II..........................................       66,874
           AGSPC 2 International Value Fund:
    7,060  Class A...........................................       86,064
    9,872  Class B...........................................      119,654
    6,252  Class I...........................................       76,213
    6,255  Class II..........................................       76,306
                                                                ----------
                                                                   683,001
                                                                ----------
           LARGE CAP EQUITY FUNDS - 32.21%
           AGSPC 2 Large Cap Growth Fund:
   20,818  Class A...........................................      263,558
   26,767  Class B...........................................      337,536
   18,753  Class I...........................................      237,792
   18,762  Class II..........................................      238,094
           AGSPC 2 Large Cap Value Fund:
   21,501  Class A...........................................      249,413
   28,858  Class B...........................................      333,309
   18,796  Class I...........................................      217,849
   18,807  Class II..........................................      217,973
                                                                ----------
                                                                 2,095,524
                                                                ----------

  NUMBER                                                               MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
           MID CAP EQUITY FUNDS - 10.54%
           AGSPC 2 Mid Cap Growth Fund:
    7,122  Class A................................................   $   78,987
    9,792  Class B................................................      107,906
    6,252  Class I................................................       69,332
    6,254  Class II...............................................       69,424
           AGSPC 2 Mid Cap Value Fund:
    7,115  Class A................................................       88,022
    9,500  Class B................................................      117,042
    6,275  Class I................................................       77,617
    6,282  Class II...............................................       77,710
                                                                     ----------
                                                                        686,040
                                                                     ----------
           SMALL CAP EQUITY FUNDS - 9.90%
           AGSPC 2 Small Cap Growth Fund:
    6,983  Class A................................................       83,450
    9,526  Class B................................................      113,174
    6,250  Class I................................................       74,813
    6,250  Class II...............................................       74,875
           AGSPC 2 Small Cap Value Fund:
    7,402  Class A................................................       71,277
   10,947  Class B................................................      105,312
    6,285  Class I................................................       60,529
    6,292  Class II...............................................       60,597
                                                                     ----------
                                                                        644,027
                                                                     ----------
           TOTAL INVESTMENT COMPANIES - AFFILIATED................    6,501,005
                                                                     ----------
           TOTAL INVESTMENTS - 99.93%
           (Cost $5,998,996)......................................    6,501,005
           Other assets less liabilities,
           net - 0.07%............................................        4,428
                                                                     ----------
           NET ASSETS (equivalent to $10.96 per share for 144,441
           Class A shares; $10.97 per share for 196,736 Class B
           shares; $10.96 per share for 126,144 Class I shares and
           $10.96 per share for 126,131 Class II shares
           outstanding) - 100.00%.................................   $6,505,433
                                                                     ----------

--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE:
Net asset value and redemption price per Class A
share ($1,583,079 divided by 144,441 shares).................... $    10.96
                                                                 ----------
Offering price per Class A share
(100/94.25 of $10.96)*.......................................... $    11.63
                                                                 ----------
Net asset value and offering price per Class B
share ($2,157,849 divided by 196,736 shares)**.................. $    10.97
                                                                 ----------
Net asset value, offering price and redemption
price per Class I share ($1,382,327 divided by
126,144 shares)................................................. $    10.96
                                                                 ----------
Net asset value, offering price and redemption
price per Class II share ($1,382,178 divided by 126,131
shares)......................................................... $    10.96
                                                                 ----------
* Offering price includes sales charge of 5.75%.
  The sales charge is reduced for purchases
  of $25,000 and over.
** Redemption price per share is equal to net asset value
   less any applicable contingent deferred sales charge.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments at market (cost $5,998,996)......................... $6,501,005
Dividends receivable............................................     12,657
Receivable for fund shares sold.................................      5,000
Cash............................................................      2,325
                                                                 ----------
TOTAL ASSETS....................................................  6,520,987
                                                                 ----------
LIABILITIES:
Payable for investments purchased...............................     12,657
Advisory fee payable............................................      2,716
Dividend payable................................................        181
                                                                 ----------
TOTAL LIABILITIES...............................................     15,554
                                                                 ----------
NET ASSETS...................................................... $6,505,433
                                                                 ----------

-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value per share,
unlimited shares authorized, 593,452 shares
outstanding..................................................... $    5,935
Additional paid in capital......................................  5,994,780
Undistributed net realized gain on securities...................        159
Undistributed net investment income.............................      2,550
Unrealized appreciation of securities...........................    502,009
                                                                 ----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING........................................... $6,505,433
                                                                 ----------

SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------

 104 CONSERVATIVE GROWTH LIFESTYLE FUND - FINANCIAL STATEMENTS (Unaudited) STATEMENT OF OPERATIONS
For the six months ended April 30, 1999

INVESTMENT INCOME:
Dividends............................................................. $ 55,828
                                                                       --------
 Total investment income..............................................   55,828
EXPENSES:
Advisory fees.........................................................    2,716
                                                                       --------
NET INVESTMENT INCOME.................................................   53,112
                                                                       --------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities.......................................      159
Net unrealized appreciation of securities during the period...........  502,009
                                                                       --------
Net realized and unrealized gain on securities during the period......  502,168
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................... $555,280
                                                                       --------

STATEMENT OF CHANGES IN NET ASSETS
                                               For the six     For the period
                                               months ended  October 7, 1998 to
                                              April 30, 1999  October 31, 1998
                                              ---------------------------------
OPERATIONS:
Net investment income.......................    $   53,112            $       -
Net realized gain on securities.............           159                    -
Net unrealized appreciation of securities
during the period...........................       502,009                    -
                                              ---------------------------------
 Decrease in net assets resulting from
 operations.................................       555,280                    -
                                              ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A....................................       (12,611)                   -
 Class B....................................       (13,558)                   -
 Class I....................................       (12,147)                   -
 Class II...................................       (12,246)                   -
                                              ---------------------------------
Total distributions to shareholders from net
investment income...........................       (50,562)                   -
                                              ---------------------------------
Net realized gain on securities
 Class A....................................             -                    -
 Class B....................................             -                    -
 Class I....................................             -                    -
 Class II...................................             -                    -
                                              ---------------------------------
Total distributions to shareholders
from net realized gain on securities........             -                    -
                                              ---------------------------------
Decrease in net assets resulting from
distributions to shareholders...............       (50,562)                   -
                                              ---------------------------------
SHARE TRANSACTIONS:
Net increase in net assets resulting from
share transactions
 Class A....................................     1,456,535                1,250
 Class B....................................     2,017,031                1,250
 Class I....................................     1,261,152                1,250
 Class II...................................     1,260,997                1,250
                                              ---------------------------------
Total increase in net assets resulting from
share transactions..........................     5,995,715                5,000
                                              ---------------------------------
TOTAL INCREASE IN NET ASSETS................     6,500,433                5,000

NET ASSETS:
 Beginning of year..........................         5,000                    -
                                              ---------------------------------
 End of period (including undistributed
 net investment income of $2,550 and $0)....    $6,505,433            $   5,000
                                              ---------------------------------

--------------------------------------------------------------------------------

 CHANGE IN SHARES                     Class A                                    Class B
 OUTSTANDING       -------------------------------------------  --------------------------------------------
                         For the six         For the period         For the six          For the period
                         months ended       October 7, 1998 to      months ended       October 7, 1998 to
                        April 30, 1999       October 31, 1998      April 30, 1999       October 31, 1998
                   ----------------------   ------------------  -------------------- -----------------------
                    Shares        Amount     Shares    Amount    Shares      Amount   Shares         Amount
 Shares sold.....  147,527    $1,489,991       125    $ 1,250   195,476  $2,004,673       125      $  1,250
 Shares issued
 for
 distributions
 reinvested......    1,163        12,608         -          -     1,232      13,379         -             -
 Shares
 repurchased.....   (4,374)      (46,064)        -          -       (97)     (1,021)        -             -
                   ----------------------   ------------------  -------------------- -----------------------
 Increase in
 shares
 outstanding.....  144,316     1,456,535       125      1,250   196,611   2,017,031       125         1,250
 Shares
 outstanding:
 Beginning of
 period..........      125         1,250         -          -       125       1,250         -             -
                   ----------------------   ------------------  -------------------- -----------------------
 End of period...  144,441   $ 1,457,785       125   $  1,250   196,736  $2,018,281       125      $  1,250
                   ----------------------   ------------------  -------------------- -----------------------


 CHANGE IN SHARES                     Class I                                    Class II
 OUTSTANDING       -------------------------------------------  --------------------------------------------
                         For the six         For the period         For the six          For the period
                         months ended       October 7, 1998 to      months ended       October 7, 1998 to
                        April 30, 1999       October 31, 1998      April 30, 1999       October 31, 1998
                   ----------------------   ------------------  -------------------- -----------------------
                    Shares        Amount     Shares    Amount    Shares      Amount   Shares         Amount
 Shares sold.....  124,898    $1,249,005       125    $ 1,250   124,875  $1,248,750       125      $  1,250
 Shares issued
 for
 distributions
 reinvested......    1,121        12,147         -          -     1,131      12,247         -             -
 Shares
 repurchased.....        -             -         -          -         -           -         -             -
                   ----------------------   ------------------  -------------------- -----------------------
 Increase in
 shares
 outstanding.....  126,019     1,261,152       125      1,250   126,006   1,260,997       125         1,250
 Shares
 outstanding:
 Beginning of
 period..........      125         1,250         -          -       125       1,250         -             -
                   ----------------------   ------------------  -------------------- -----------------------
 End of period...  126,144   $ 1,262,402       125   $  1,250   126,131  $1,262,247       125      $  1,250
                   ----------------------   ------------------  -------------------- -----------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                               105
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
Note 1 -- Organization

 American General Series Portfolio Company 2 (the "Series" or "AGSPC 2") was organized as a Delaware business trust on March 16, 1998 by The Variable Annuity Life Insurance Company hereafter referred to as ("VALIC" or the "Adviser") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. On October 7, 1998 VALIC contributed $100,000 to the Series as its initial funding. On November 2, 1998 VALIC contributed an additional $99,900,000 and the Series commenced operations. The Series consists of the following 23 separate investment portfolios or "funds", each of which is, in effect, a separate mutual fund issuing its own separate classes of shares of beneficial interest.

        Stock Index Fund                 Balanced Fund
        Mid Cap Index                    High Yield Bond Fund
        Small Cap Index                  Strategic Bond Fund
        International Growth Fund        Domestic Bond Fund
        Large Cap Growth Fund            Core Bond Fund
        Mid Cap Growth Fund              Municipal Bond Fund
        Small Cap Growth Fund            Money Market Fund
        International Value Fund         Municipal Money Market Fund
        Large Cap Value Fund             Growth Lifestyle Fund*
        Mid Cap Value Fund               Moderate Growth Lifestyle Fund*
        Small Cap Value Fund             Conservative Growth Lifestyle Fund*
        Socially Responsible Fund
  * The lifestyle funds represent "funds of funds" which invest in up to nine underlying AGSPC 2 funds.

The Stock Index Fund, Mid Cap Index Fund, and Small Cap Index Fund, Municipal Bond Fund, and Municipal Money Market offer only Class A and Class B shares of beneficial interest. The remaining 18 AGSPC 2 funds offer Class A, Class B, Class I, and Class II shares. Class A shares are sold with a front-end sales charge and Class B shares are subject to a contingent deferred sales charge. Class B Shares automatically convert to Class A shares six years after purchase.

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
A. Investment Valuation
 Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund and the Municipal Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Trustees. Lifestyle fund securities are valued at the net asset value (market value) of the underlying AGSPC 2 fund.
B. Options, Futures, and Forward Currency Contracts
 Call and Put Options. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.
 Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.
 Futures Contracts. The initial margin deposit made upon entering into a futures contract is held by the custodian bank, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.
 Forward Currency Contracts. A Fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the fund is unable to enter into a closing position.
C. Repurchase Agreements
 The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. The Adviser determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.
D. Foreign Currency Translation
 The accounting records of each Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates on transaction date.
 Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

--------------------------------------------------------------------------------

 106
              NOTES TO FINANCIAL STATEMENTS (Unaudited) CONTINUED
 In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.
E. Federal Income Taxes
 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no federal income tax provision is required.
F. Investment Transactions and Related Investment Income
 Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Dividend income on certain foreign securities is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.
G. Distributions to Shareholders
 Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income quarterly, except for the Money Market Fund and Municipal Money Market Fund which declare daily. The High Yield Bond Fund, Strategic Bond Fund, the Domestic Bond Fund, the Core Bond Fund, and the Municipal Bond Fund declare dividends daily and distribute such dividends monthly. The International Growth Fund and International Value Fund pay dividends semi-annually. Capital gains distributions are declared annually.
 Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.
Note 3 -- Advisory Fees and Other Transactions with Affiliates
 VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On October 7, 1998, the Adviser entered into sub-advisory agreements with the following:
    American General Investment Management, L.P. -- sub-adviser for the High
      Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund, the Municipal Bond Fund, and the Muncipal Money Market Fund.
    Bankers Trust New York Company -- sub-adviser for the Stock Index Fund, the
      Mid Cap Index Fund, the Small Cap Index Fund, and is one of two sub-advisers for the Small Cap Value Fund.
    Brown Capital Management, Inc. -- sub-adviser for the Mid Cap Growth Fund. Capital Guardian Trust Company -- sub-adviser for the International Value
      Fund, the Balanced Fund, and the Domestic Bond Fund.
    Fiduciary Management Associates, Inc. -- one of two sub-advisers for the
      Small Cap Value Fund.
    Goldman Sachs Asset Management -- sub-adviser for the Large Cap Growth
      Fund.
    J.P. Morgan Investment Management Inc. -- sub-adviser for the Small Cap
      Growth Fund.
    Jacobs Asset Management -- sub-adviser for the International Growth Fund. Neuberger Berman Management, Inc. -- sub-adviser for the Mid Cap Value
      Fund.
    State Street Global Advisors -- sub-adviser for the Large Cap Value Fund.

 Sub-advisers are compensated for such services by the Adviser.

 The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates:

      Stock Index Fund       0.27% on the first $500 million
                             0.26% on assets over $500 million
     ---------------------------------------------------------------
      Mid Cap Index Fund     0.28% on the first $500 million
                             0.27% on assets over $500 million
     ---------------------------------------------------------------
      Small Cap Index Fund   0.28% on the first $500 million
                             0.27% on assets over $500 million
     ---------------------------------------------------------------
      International Growth   0.90% on the first $100 million
      Fund                   0.80% on assets more than $100 million
     ---------------------------------------------------------------
      Large Cap Growth Fund  0.55%
     ---------------------------------------------------------------
      Mid Cap Growth Fund    0.65% on the first $25 million
                             0.55% on the next $25 million
                             0.45% on assets more than $50 million
     ---------------------------------------------------------------
      Small Cap Growth Fund  0.85%
     ---------------------------------------------------------------
      International Value    1.00% on the first $25 million
      Fund                   0.85% on the next $25 million
                             0.675% on the next $200 million
                             0.625% on assets more than $250 million
     ---------------------------------------------------------------
      Large Cap Value Fund   0.50%
     ---------------------------------------------------------------
      Mid Cap Value Fund     0.75% on the first $100 million
                             0.725% on the next $150 million
                             0.70% on the next $250 million
                             0.675% on the next $250 million
                             0.65% on assets more than $750 million
     ---------------------------------------------------------------
      Small Cap Value Fund   0.75% on the first $50 million
                             0.65% on assets more than $50 million
     ---------------------------------------------------------------
      Socially Responsible   0.25%
      Fund
     ---------------------------------------------------------------
      Balanced Fund          0.80% on the first $25 million
                             0.65% on the next $25 million
                             0.45% on assets more than $50 million
     ---------------------------------------------------------------
      High Yield Bond Fund   0.70% on the first $200 million
                             0.60% on the next $300 million
                             0.55% on assets more than $500 million
     ---------------------------------------------------------------
      Strategic Bond Fund    0.60% on the first $200 million
                             0.50% on the next $300 million
                             0.45% on assets more than $500 million
     ---------------------------------------------------------------
      Domestic Bond Fund     0.60% on the first $50 million
                             0.45% on the next $50 million
                             0.43% on the next $200 million
                             0.40% on assets more than $300 million
     ---------------------------------------------------------------
      Core Bond Fund and     0.50% on the first $200 million
      Municipal Bond Fund    0.45% on the next $300 million
                             0.40% on assets over $500 million
     ---------------------------------------------------------------
      Money Market Fund      0.25%
     ---------------------------------------------------------------
      Municipal Money        0.50% on the first $200 million
      Market Fund            0.45% on the next $300 million
                             0.40% on assets over $500 million
     ---------------------------------------------------------------
      Growth Lifestyle       0.10%
      Fund,
      Moderate Growth
      Lifestyle Fund and,
      Conservative Growth
      Lifestyle Fund

--------------------------------------------------------------------------------

                                                               107
              NOTES TO FINANCIAL STATEMENTS (Unaudited) CONTINUED

   The Adviser has voluntarily agreed to waive a portion of its management fee or to reimburse certain expenses of each Fund, other than the Lifestyle Funds, during the first fiscal year. The Adviser may withdraw this voluntary undertaking at any time. The table below reflects total annual operating expenses by Fund, as voluntarily limited by the Adviser, shown as a percentage of average net assets:

                Class A Class B Class I Class II
     --------------------------------------------------
      Stock Index Fund   0.82%   1.57%     N/A     N/A
      Mid Cap Index
      Fund               0.83%   1.58%     N/A     N/A
      Small Cap Index
      Fund               0.83%   1.58%     N/A     N/A
      International
      Growth Fund        1.40%   2.15%   1.28%   1.03%
      Large Cap Growth
      Fund               1.10%   1.85%   0.98%   0.73%
      Mid Cap Growth
      Fund               1.04%   1.79%   0.92%   0.67%
      Small Cap Growth
      Fund               1.40%   2.15%   1.28%   1.03%
      International
      Value Fund         1.29%   2.04%   1.17%   0.92%
      Large Cap Value
      Fund               1.05%   1.80%   0.93%   0.68%
      Mid Cap Value
      Fund               1.29%   2.04%   1.17%   0.92%
      Small Cap Value
      Fund               1.23%   1.98%   1.11%   0.86%
      Socially
      Responsible Fund   0.80%   1.55%   0.68%   0.43%
      Balanced Fund      1.07%   1.82%   0.95%   0.70%
      High Yield Bond
      Fund               1.25%   2.00%   1.13%   0.88%
      Strategic Bond
      Fund               1.15%   1.90%   1.03%   0.78%
      Domestic Bond
      Fund               1.03%   1.78%   0.91%   0.66%
      Core Bond Fund     1.05%   1.80%   0.93%   0.68%
      Municipal Bond
      Fund               1.05%   1.80%     N/A     N/A
      Money Market
      Fund               0.80%   1.55%   0.68%   0.43%
      Municipal Money
      Market Fund        1.05%   1.80%     N/A     N/A

 On October 7, 1998, the Series entered into an Accounting Services Agreement with VALIC which appointed VALIC as accounting services agent. Under the agreement VALIC will provide certain accounting and administrative services to the Series. During the period ended April 30, 1999, the Series paid VALIC $70,603 for such services.

 VALIC Investment Services Company ("VISCO"), the Distributor for the Series is a wholly owned subsidiary of the Adviser. VISCO received $168,630 in net commissions for the six months ended April 30, 1999.

 The Series has adopted a Distribution and Service Plan ("Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides for payment of a distribution and service fee to the Distributor at an annual rate of 0.25% and 1.00% of average net assets on Class A and Class B shares, respectively, other than the lifestyle funds. Under the plan, the Distributor receives a fee for providing investor services and activities related to the distribution of shares of the Series. For the six months ended April 30, 1999, the Distributor received fees under the Plan of $39,347 and $171,352 for Class A and Class B, respectively.

The Series has entered into an Administrative Service Agreement ("Service Agreement") with VALIC Retirement Services Company ("VRSCO") and VISCO for the provision of recordkeeping and shareholder services to retirement and employee benefit plans purchasing Class I shares. Under the terms of the Service Agreement, the Series pays either VRSCO or VISCO, a fee on Class I shares equal to 0.25% of average net assets of each fund's Class I shares, other than the lifestyle funds. For the six months ended April 30, 1999, the Series paid VRSCO $21,607 pursuant to the Service Agreement.

 At April 30, 1999 the American General Retirement Plan, a Defined Benefit Pension Plan sponsored by American General Corporation, owned directly or indirectly, over 5 percent of the outstanding shares of the AGSPC2 Money Market Fund, High Yield Bond Fund, and Core Bond Fund.

 At April 30, 1999 VALIC, as sponsor of the Series, owned over 5% of the outstanding shares of each fund, except High Yield Bond Fund and Core Bond Fund.

Note 4 -- Investment Activity
 The information in the following table is presented on the basis of cost for federal income tax purposes at April 30, 1999.

                                        Gross        Gross
                         Identified   Unrealized   Unrealized     Net
                            Cost     Appreciation Depreciation Unrealized
             -------------------------------------------------------------
Stock Index Fund........ $ 9,111,509  $1,228,436   $ 138,746   $1,089,690
Mid Cap Index...........   5,820,513     832,384     360,672      471,712
Small Cap Index.........   5,410,734     923,870     464,661      459,209
International Growth
Fund....................   5,653,844     518,165     287,056      231,109
Large Cap Growth Fund...   7,230,440   1,346,052     143,705    1,202,347
Mid Cap Growth Fund.....   6,297,053     776,394     505,315      271,079
Small Cap Growth Fund...   6,182,077   1,081,596     465,211      616,385
International Value
Fund....................   5,922,500   1,123,491      85,770    1,037,721
Large Cap Value Fund....   6,448,253     950,639     103,722      846,917
Mid Cap Value Fund......   6,377,619     767,867     159,163      608,704
Small Cap Value Fund....   5,307,051     321,549     366,146      (44,597)
Socially Responsible
Fund....................   5,638,131     890,880     176,155      714,725
Balanced Fund...........   6,767,865     865,947     157,978      707,969
High Yield Bond Fund....  62,352,357   2,892,360     501,069    2,391,291
Strategic Bond Fund.....   6,558,527     134,116      65,782       68,334
Domestic Bond Fund......   6,565,755      27,849     139,209     (111,360)
Core Bond Fund.......... 388,680,092     348,837   3,701,027   (3,352,190)
Municipal Bond Fund.....   6,098,845       3,411      68,578      (65,167)
Money Market Fund.......  12,840,280           -           -            -
Municipal Money Market
Fund....................   5,400,000           -           -            -
Growth Lifestyle Fund...   6,123,237     756,877      25,460      731,417
Moderate Lifestyle
Fund....................   6,664,758     689,864      35,191      654,673
Conservative Lifestyle
Fund....................   5,998,996     548,276      46,267      502,009

-------------------------------------------------------------------------------

 108
              NOTES TO FINANCIAL STATEMENTS (Unaudited) CONTINUED

 During the six months ended April 30, 1999, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                                   Proceeds from
                                                        Cost of     Securities
                                                      Securities      Sold or
Fund                                                   Purchased      Matured
--------------------------------------------------------------------------------
Stock Index Fund.................................... $   6,133,356  $    85,706
Mid Cap Index Fund..................................     5,768,362    1,219,593
Small Cap Index Fund................................     5,328,195      491,640
International Growth Fund...........................     7,314,013    2,245,284
Large Cap Growth Fund...............................     9,703,004    2,652,454
Mid Cap Growth Fund.................................     6,913,724    1,105,096
Small Cap Growth Fund...............................     8,906,531    3,441,527
International Value Fund............................     6,194,000      778,981
Large Cap Value Fund................................     8,221,264    1,929,123
Mid Cap Value Fund..................................    11,562,379    5,928,677
Small Cap Value Fund................................     5,694,040      876,475
Socially Responsible Fund...........................     6,133,911      752,168
Balanced Fund.......................................     8,821,885    2,619,345
High Yield Bond Fund................................    83,436,186   23,132,212
Strategic Bond Fund.................................    10,608,725    5,533,654
Domestic Bond Fund..................................     8,646,708    2,585,484
Core Bond Fund...................................... 1,154,389,845  839,989,606
Municipal Bond Fund.................................     5,438,506            -
Growth Lifestyle Fund...............................     6,139,261       17,866
Moderate Growth Lifestyle Fund......................     6,684,867       20,071
Conservative Growth Lifestyle Fund..................     6,001,912        3,075

Note 5 -- Year 2000

 VALIC serves as investment adviser to the Series. VALIC initiated its Year 2000 readiness plan in 1995. Since that time, VALIC management along with a team of skilled information technology and business professionals have been dedicated to achieving the objectives of the plan. This plan calls for the renovation, upgrade and/or replacement of our mission critical computer systems, whether developed internally or otherwise. It includes the five steps that we believe are essential to Year 2000 readiness: inventory and discovery; analysis; construction; testing; and implementation. As of April 30, 1999, we have substantially completed all steps with respect to our critical systems.

 VALIC's plan also includes an evaluation of the status of our key third party relationships and their efforts in addressing Year 2000 issues. Throughout 1999 we will continue to work with critical third party dependencies and to develop contingency plans for any identified risks or shortcomings. If significant third parties fail to achieve Year 2000 readiness on a timely basis, then the Year 2000 issue could have a material adverse impact on the operations of VALIC and the Series. However, the third party contingency plans we develop are meant to identify those risks and provide alternative actions should a third party not achieve readiness. While we believe no one can predict with certainty outcomes as to all the issues that may arise, VALIC is confident that its comprehensive plan and resource commitment will allow it to meet its Year 2000 objectives.

 Through April, 1999, VALIC has incurred and expensed $28 million (pretax) related to Year 2000 readiness,including $1.3 million incurred during 1999. VALIC currently anticipates that it will incur future costs of $.8 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

--------------------------------------------------------------------------------

                       FINANCIAL HIGHLIGHTS (Unaudited)        109

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                CLASS A SHARES

For the Six
Months Ended           Stock     Mid Cap   Small Cap  International  Large Cap    Mid Cap    Small Cap  International Large Cap
April 30, 1999       Index Fund Index Fund Index Fund  Growth Fund  Growth Fund Growth Fund Growth Fund  Value Fund   Value Fund
--------------       ---------- ---------- ---------- ------------- ----------- ----------- ----------- ------------- ----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $10.00     $10.00     $10.00      $10.00       $10.00      $10.00      $10.00       $10.00       $10.00
                     -----------------------------------------------------------------------------------------------------------
Income from
investment
operations:
 Net investment
 income (loss)...        0.05       0.04       0.04        0.06        (0.03)      (0.02)      (0.05)        0.03         0.04
 Net realized and
 unrealized gain
 (loss) on
 securities......        2.03       1.64       1.18        0.61         2.69        1.11        2.00         2.16         1.60
                     -----------------------------------------------------------------------------------------------------------
 Total income
 from investment
 operations......        2.08       1.68       1.22        0.67         2.66        1.09        1.95         2.19         1.64
                     -----------------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.04)     (0.04)     (0.05)          -            -           -           -            -        (0.04)
 Distributions
 from net
 realized gain on
 securities......           -          -          -           -            -           -           -            -            -
                     -----------------------------------------------------------------------------------------------------------
 Total
 distributions...       (0.04)     (0.04)     (0.05)          -            -           -           -            -        (0.04)
                     -----------------------------------------------------------------------------------------------------------
Net asset value
at end of
period...........      $12.04     $11.64     $11.17      $10.67       $12.66      $11.09      $11.95       $12.19       $11.60
                     -----------------------------------------------------------------------------------------------------------
TOTAL RETURN.....       21.25%     17.00%     12.61%       7.43%       27.15%      11.43%      20.20%       22.57%       16.91%
                     -----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.41%      0.42%      0.42%       0.70%        0.55%       0.52%       0.70%        0.65%        0.53%
Ratio of expenses
to average net
assets before
expense
reductions.......        0.81%      0.84%      0.85%       1.35%        1.06%       1.19%       1.26%        1.35%        1.09%
Ratio of net
investment income
to average net
assets...........        0.41%      0.39%      0.42%       0.57%       (0.22)%     (0.17)%     (0.43)%       0.23%        0.40%
Portfolio
turnover rate....           1%        23%         9%         45%          40%         20%         60%          14%          33%
Number of shares
outstanding at
end of period
(000's)..........         280        255        255         133          167         142         140          134          156
Net assets at the
end of period
(000's)..........      $3,371     $2,971     $2,850      $1,418       $2,113      $1,570      $1,672       $1,630       $1,811
For the Six                                 Socially
Months Ended          Mid Cap   Small Cap  Responsible
April 30, 1999       Value Fund Value Fund    Fund
--------------       ---------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $10.00     $10.00     $10.00
                     ---------------------------------
Income from
investment
operations:
 Net investment
 income (loss)...        0.04       0.05       0.05
 Net realized and
 unrealized gain
 (loss) on
 securities......        2.36      (0.37)      1.94
                     ---------------------------------
 Total income
 from investment
 operations......        2.40      (0.32)      1.99
                     ---------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.03)     (0.05)     (0.05)
 Distributions
 from net
 realized gain on
 securities......           -          -          -
                     ---------------------------------
 Total
 distributions...       (0.03)     (0.05)     (0.05)
                     ---------------------------------
Net asset value
at end of
period...........      $12.37      $9.63     $11.94
                     ---------------------------------
TOTAL RETURN.....       24.73%     (2.60)%    20.34%
                     ---------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.65%      0.62%      0.40%
Ratio of expenses
to average net
assets before
expense
reductions.......        1.23%      1.30%      0.99%
Ratio of net
investment income
to average net
assets...........        0.34%      0.54%      0.48%
Portfolio
turnover rate....         104%        19%        14%
Number of shares
outstanding at
end of period
(000's)..........         134        134        130
Net assets at the
end of period
(000's)..........      $1,654     $1,292     $1,556

-------------------------------------------------------------------------------

 110              FINANCIAL HIGHLIGHTS (Unaudited) CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                           CLASS A SHARES CONTINUED

For the Six                                                                                    Municipal    Growth
Months Ended         Balanced High Yield Strategic Domestic    Core    Municipal Money Market Money Market Lifestyle
April 30, 1999         Fund   Bond Fund  Bond Fund Bond Fund Bond Fund Bond Fund     Fund         Fund       Fund
--------------       -------- ---------- --------- --------- --------- --------- ------------ ------------ ---------
PER SHARE DATA
Net asset value
at beginning of
year.............     $10.00    $10.00    $10.00    $10.00    $10.00    $10.00       $1.00        $1.00     $10.00
                     -----------------------------------------------------------------------------------------------
Income from
investment
operations:
 Net investment
 income (loss)...       0.10      0.50      0.34      0.24      0.26      0.22        0.03         0.01       0.03
 Net realized and
 unrealized gain
 (loss) on
 securities......       1.67      0.34      0.06     (0.18)    (0.19)    (0.12)          -            -       1.36
                     -----------------------------------------------------------------------------------------------
 Total income
 from investment
 operations......       1.77      0.84      0.40      0.06      0.07      0.10        0.03         0.01       1.39
                     -----------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........      (0.09)    (0.50)    (0.34)    (0.24)    (0.26)   (0.23)       (0.03)       (0.01)     (0.03)
 Distributions
 from net
 realized gain on
 securities......          -         -         -         -         -         -           -            -          -
                     -----------------------------------------------------------------------------------------------
 Total
 distributions...      (0.09)    (0.50)    (0.34)    (0.24)    (0.26)    (0.23)      (0.03)       (0.01)     (0.03)
                     -----------------------------------------------------------------------------------------------
Net asset value
at end of
period...........     $11.68    $10.34    $10.06     $9.82     $9.81     $9.87       $1.00        $1.00     $11.36
                     -----------------------------------------------------------------------------------------------
TOTAL RETURN.....      18.27%     8.16%     4.39%     1.16%     1.01%     0.91%       2.55%        1.51%     13.92%
                     -----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........       0.54%     0.63%     0.58%     0.52%     0.53%     0.53%       0.40%        0.53%      0.05%
Ratio of expenses
to average net
assets before
expense
reductions.......       1.24%     4.88%     1.16%     1.17%     4.65%     0.97%       0.89%        0.96%      0.05%
Ratio of net
investment income
to average net
assets...........       0.89%     2.59%     3.07%     2.55%     1.99%     1.69%       2.18%        1.00%      0.29%
Portfolio
turnover rate....         45%       39%       32%       49%      257%        0%        N/A          N/A          0%
Number of shares
outstanding at
end of period
(000's)..........        142         2       129       161         5       276       2,798        2,813        136
Net assets at the
end of period
(000's)..........     $1,663       $20    $1,300    $1,583       $53    $2,723      $2,798       $2,813     $1,546
For the Six             Moderate     Conservative
Months Ended             Growth         Growth
April 30, 1999       Lifestyle Fund Lifestyle Fund
--------------       -------------- --------------
PER SHARE DATA
Net asset value
at beginning of
year.............        $10.00         $10.00
                     -----------------------------
Income from
investment
operations:
 Net investment
 income (loss)...          0.07           0.10
 Net realized and
 unrealized gain
 (loss) on
 securities......          1.17           0.95
                     -----------------------------
 Total income
 from investment
 operations......          1.24           1.05
                     -----------------------------
Distributions:
 Distributions
 from net
 investment
 income..........         (0.06)         (0.09)
 Distributions
 from net
 realized gain on
 securities......             -              -
                     -----------------------------
 Total
 distributions...         (0.06)         (0.09)
                     -----------------------------
Net asset value
at end of
period...........        $11.18         $10.96
                     -----------------------------
TOTAL RETURN.....         12.47%         10.60%
                     -----------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........          0.05%          0.05%
Ratio of expenses
to average net
assets before
expense
reductions.......          0.05%          0.05%
Ratio of net
investment income
to average net
assets...........          0.63%          0.96%
Portfolio
turnover rate....             0%             0%
Number of shares
outstanding at
end of period
(000's)..........           142            144
Net assets at the
end of period
(000's)..........        $1,584         $1,583

-------------------------------------------------------------------------------

                  FINANCIAL HIGHLIGHTS (Unaudited) CONTINUED   111

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                CLASS B SHARES

For the Six
Months Ended           Stock     Mid Cap   Small Cap  International  Large Cap    Mid Cap    Small Cap  International Large Cap
April 30, 1999       Index Fund Index Fund Index Fund  Growth Fund  Growth Fund Growth Fund Growth Fund  Value Fund   Value Fund
--------------       ---------- ---------- ---------- ------------- ----------- ----------- ----------- ------------- ----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $10.00     $10.00     $10.00      $10.00       $10.00      $10.00      $10.00       $10.00       $10.00
                     ---------------------------------------------------------------------------------------------------------
Income from
investment
operations:
 Net investment
 income (loss)...           -          -       0.01        0.02        (0.08)      (0.07)      (0.10)       (0.02)       (0.01)
 Net realized and
 unrealized gain
 (loss) on
 securities......        2.00       1.64       1.15        0.59         2.69        1.09        1.98         2.14         1.56
                     ---------------------------------------------------------------------------------------------------------
 Total income
 from investment
 operations......        2.00       1.64       1.16        0.61         2.61        1.02        1.88         2.12         1.55
                     ---------------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........           -          -          -           -            -           -           -            -            -
 Distributions
 from net
 realized gain on
 securities......           -          -          -           -            -           -           -            -            -
                     ---------------------------------------------------------------------------------------------------------
 Total
 distributions...           -          -          -           -            -           -           -            -            -
                     ---------------------------------------------------------------------------------------------------------
Net asset value
at end of
period...........      $12.00     $11.64     $11.16      $10.61       $12.61      $11.02      $11.88       $12.12       $11.55
                     ---------------------------------------------------------------------------------------------------------
TOTAL RETURN.....       20.79%     17.19%     12.42%       7.28%       27.03%      11.10%      19.88%       22.22%       16.45%
                     ---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.79%      0.79%      0.79%       1.08%        0.93%       0.90%       1.08%        1.02%        0.90%
Ratio of expenses
to average net
assets before
expense
reductions.......        1.11%      1.20%      1.21%       1.69%        1.37%       1.50%       1.59%        1.69%        1.40%
Ratio of net
investment income
to average net
assets...........       (0.02)%    (0.03)%     0.05%       0.16%       (0.73)%     (0.73)%     (0.96)%      (0.14)%      (0.14)%
Portfolio
turnover rate....           1%        23%         9%         45%          40%         20%         60%          14%          33%
Number of shares
outstanding at
end of period
(000's)..........         573        281        269         159          264         206         185          160          218
Net assets at the
end of period
(000's)..........      $6,880     $3,274     $2,999      $1,692       $3,332      $2,271      $2,203       $1,943       $2,518
For the Six                                 Socially
Months Ended          Mid Cap   Small Cap  Responsible
April 30, 1999       Value Fund Value Fund    Fund
--------------       ---------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year.............      $10.00     $10.00      $10.00
                     ---------------------------------
Income from
investment
operations:
 Net investment
 income (loss)...       (0.02)      0.01           -
 Net realized and
 unrealized gain
 (loss) on
 securities......        2.36      (0.38)       1.94
                     ---------------------------------
 Total income
 from investment
 operations......        2.34      (0.37)       1.94
                     ---------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........       (0.02)     (0.01)      (0.02)
 Distributions
 from net
 realized gain on
 securities......           -          -
                     ---------------------------------
 Total
 distributions...       (0.02)     (0.01)      (0.02)
                     ---------------------------------
Net asset value
at end of
period...........      $12.32      $9.62      $11.92
                     ---------------------------------
TOTAL RETURN.....       24.44%     (2.71)%     20.18%
                     ---------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        1.02%      0.99%       0.78%
Ratio of expenses
to average net
assets before
expense
reductions.......        1.57%      1.64%       1.33%
Ratio of net
investment income
to average net
assets...........       (0.22)%     0.11%       0.02%
Portfolio
turnover rate....         104%        19%         14%
Number of shares
outstanding at
end of period
(000's)..........         174        161         153
Net assets at the
end of period
(000's)..........      $2,147     $1,549    $1,82156

-------------------------------------------------------------------------------

 112              FINANCIAL HIGHLIGHTS (Unaudited) CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                           CLASS B SHARES CONTINUED

For the Six                                                                                    Municipal    Growth
Months Ended         Balanced High Yield Strategic Domestic    Core    Municipal Money Market Money Market Lifestyle
April 30, 1999         Fund   Bond Fund  Bond Fund Bond Fund Bond Fund Bond Fund     Fund         Fund       Fund
--------------       -------- ---------- --------- --------- --------- --------- ------------ ------------ ---------
PER SHARE DATA
Net asset value
at beginning of
year.............     $10.00    $10.00    $10.00    $10.00    $10.00    $10.00       $1.00        $1.00     $10.00
                     -----------------------------------------------------------------------------------------------
Income from
investment
operations:
 Net investment
 income (loss)...       0.02      0.46      0.29      0.20      0.20      0.15        0.02         0.01       0.03
 Net realized and
 unrealized gain
 (loss) on
 securities......       1.67      0.32      0.06     (0.18)    (0.19)    (0.12)         --            -       1.35
                     -----------------------------------------------------------------------------------------------
 Total income
 from investment
 operations......       1.69      0.78      0.35      0.02      0.01      0.03        0.02         0.01       1.38
                     -----------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........      (0.02)    (0.46)    (0.29)    (0.20)    (0.20)    (0.16)      (0.02)       (0.01)     (0.02)
 Distributions
 from net
 realized gain on
 securities......          -         -         -         -         -         -           -            -          -
                     -----------------------------------------------------------------------------------------------
 Total
 distributions...      (0.02)    (0.46)    (0.29)    (0.20)    (0.20)    (0.16)      (0.02)       (0.01)     (0.02)
                     -----------------------------------------------------------------------------------------------
Net asset value
at end of
period...........     $11.67    $10.32    $10.06     $9.82     $9.81     $9.87       $1.00        $1.00     $11.36
                     -----------------------------------------------------------------------------------------------
TOTAL RETURN.....      17.86%     7.99%     4.33%     1.21%     1.06%     0.87%       2.63%        1.50%     13.89%
                     -----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........       0.91%     1.00%     0.95%     0.89%     0.90%     0.90%       0.78%        0.90%      0.05%
Ratio of expenses
to average net
assets before
expense
reductions.......       1.55%     4.36%     1.59%     1.45%     5.07%     1.30%       1.32%        1.33%      0.05%
Ratio of net
investment income
to average net
assets...........       0.23%     2.64%     2.65%     2.28%     1.66%     1.21%       1.96%        0.62%      0.29%
Portfolio
turnover rate....         45%       39%       32%       49%      257%        0%        N/A          N/A          0%
Number of shares
outstanding at
end of period
(000's)..........        248        19       148       252        12       349       4,293        2,604        222
Net assets at the
end of period
(000's)..........     $2,899      $196    $1,491    $2,472      $113    $3,441      $4,295       $2,604     $2,525
For the Six             Moderate     Conservative
Months Ended             Growth         Growth
April 30, 1999       Lifestyle Fund Lifestyle Fund
--------------       -------------- --------------
PER SHARE DATA
Net asset value
at beginning of
year.............        $10.00         $10.00
                     -----------------------------
Income from
investment
operations:
 Net investment
 income (loss)...          0.06           0.10
 Net realized and
 unrealized gain
 (loss) on
 securities......          1.19           0.95
                     -----------------------------
 Total income
 from investment
 operations......          1.25           1.05
                     -----------------------------
Distributions:
 Distributions
 from net
 investment
 income..........         (0.05)         (0.08)
 Distributions
 from net
 realized gain on
 securities......             -              -
                     -----------------------------
 Total
 distributions...         (0.05)         (0.08)
                     -----------------------------
Net asset value
at end of
period...........        $11.20          10.97
                     -----------------------------
TOTAL RETURN.....         12.59%         10.61%
                     -----------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........          0.05%          0.05%
Ratio of expenses
to average net
assets before
expense
reductions.......          0.05%          0.05%
Ratio of net
investment income
to average net
assets...........          0.64%          0.96%
Portfolio
turnover rate....             0%             0%
Number of shares
outstanding at
end of period
(000's)..........           262            197
Net assets at the
end of period
(000's)..........        $2,937         $2,158

-------------------------------------------------------------------------------

                                                               113
                  FINANCIAL HIGHLIGHTS (Unaudited) CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                CLASS I SHARES

For the Six                                                                                                            Socially
Months Ended         International  Large Cap    Mid Cap    Small Cap  International Large Cap   Mid Cap   Small Cap  Responsible
April 30, 1999        Growth Fund  Growth Fund Growth Fund Growth Fund  Value Fund   Value Fund Value Fund Value Fund    Fund
--------------       ------------- ----------- ----------- ----------- ------------- ---------- ---------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year............        $10.00       $10.00      $10.00      $10.00       $10.00       $10.00     $10.00     $10.00     $10.00
                     ------------------------------------------------------------------------------------------------------------
Income from
investment
operations:
 Net investment
 income (loss)..          0.06        (0.01)      (0.01)      (0.04)        0.03         0.06       0.05       0.06       0.06
 Net realized
 and unrealized
 gain (loss) on
 securities.....          0.61         2.69        1.10        2.01         2.16         1.58       2.36      (0.37)      1.94
                     ------------------------------------------------------------------------------------------------------------
 Total income
 from investment
 operations.....          0.67         2.68        1.09        1.97         2.19         1.64       2.41      (0.31)      2.00
                     ------------------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income.........             -            -           -           -            -        (0.05)     (0.04)     (0.06)     (0.06)
 Distributions
 from net
 realized gain
 on securities..             -            -           -           -            -            -          -          -          -
                     ------------------------------------------------------------------------------------------------------------
 Total
 distributions..             -            -           -           -            -        (0.05)     (0.04)     (0.06)     (0.06)
                     ------------------------------------------------------------------------------------------------------------
Net asset value
at end of
period..........        $10.67       $12.68      $11.09      $11.97       $12.19       $11.59     $12.37      $9.63     $11.94
                     ------------------------------------------------------------------------------------------------------------
TOTAL RETURN....          7.49%       27.31%      11.39%      20.34%       22.53%       16.92%     24.78%     (2.59)%    20.36%
                     ------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........          0.64%        0.49%       0.46%       0.64%        0.59%        0.47%      0.59%      0.56%      0.34%
Ratio of
expenses to
average net
assets before
expense
reductions......          1.37%        1.12%       1.22%       1.29%        1.37%        1.14%      1.26%      1.32%      1.10%
Ratio of net
investment
income to
average net
assets..........          0.64%       (0.07)%     (0.09)%     (0.35)%       0.27%        0.53%      0.43%      0.61%      0.56%
Portfolio
turnover rate...            45%          40%         20%         60%          14%          33%       104%        19%        14%
Number of shares
outstanding at
end of period
(000's).........           125          125         125         126          127          126        126        126        126
Net assets at
end of period
(000's).........        $1,336       $1,585      $1,387      $1,496       $1,542       $1,458     $1,553     $1,211     $1,500
---------------------------------------------------------------------------------------------------------------------------------

 114
                  FINANCIAL HIGHLIGHTS (Unaudited) CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                           CLASS I SHARES CONTINUED

For the Six                                                                          Growth      Moderate     Conservative
Months Ended         Balanced High Yield Strategic Domestic    Core    Money Market Lifestyle     Growth         Growth
April 30, 1999         Fund   Bond Fund  Bond Fund Bond Fund Bond Fund     Fund       Fund    Lifestyle Fund Lifestyle Fund
--------------       -------- ---------- --------- --------- --------- ------------ --------- -------------- --------------
PER SHARE DATA
Net asset value
at beginning of
year............      $10.00    $10.00    $10.00    $10.00    $10.00       $1.00     $10.00       $10.00         $10.00
                     -------------------------------------------------------------------------------------------------------
Income from
investment
operations:
 Net investment
 income (loss)..        0.11      0.43      0.34      0.24      0.24        0.03       0.03         0.08           0.10
 Net realized
 and unrealized
 gain (loss) on
 securities.....        1.67      0.34      0.06     (0.18)    (0.19)          -       1.36         1.17           0.96
                     -------------------------------------------------------------------------------------------------------
 Total income
 from investment
 operations.....        1.78      0.77      0.40      0.06      0.05        0.03       1.39         1.25           1.06
                     -------------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income.........       (0.10)    (0.43)    (0.34)    (0.24)    (0.24)      (0.03)     (0.03)       (0.07)         (0.10)
 Distributions
 from net
 realized gain
 on securities..           -         -         -         -         -           -          -            -              -
                     -------------------------------------------------------------------------------------------------------
 Total
 distributions..       (0.10)    (0.43)    (0.34)    (0.24)    (0.24)      (0.03)     (0.03)       (0.07)         (0.10)
                     -------------------------------------------------------------------------------------------------------
Net asset value
at end of
period..........      $11.68    $10.34    $10.06     $9.82     $9.81       $1.00     $11.36       $11.18         $10.96
                     -------------------------------------------------------------------------------------------------------
TOTAL RETURN....       18.35%     8.33%     4.48%     1.14%     0.94%       2.53%     13.93%       12.59%         10.64%
                     -------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........        0.48%     0.57%     0.52%     0.46%     0.47%       0.34%      0.05%        0.05%          0.05%
Ratio of
expenses to
average net
assets before
expense
reductions......        1.28%     5.04%     1.25%     1.23%     5.01%       1.05%      0.05%        0.05%          0.05%
Ratio of net
investment
income to
average net
assets..........        0.99%     2.62%     3.13%     2.57%     1.98%       2.21%      0.29%        0.72%          0.97%
Portfolio
turnover rate...          45%       39%       32%       49%      257%        N/A          0%           0%             0%
Number of shares
outstanding at
end of period
(000's).........         126         1       129       130         1       1,278        126          126            126
Net assets at
the end of
period (000's)..      $1,473       $15    $1,300    $1,272       $13      $1,278     $1,426       $1,410         $1,382
----------------------------------------------------------------------------------------------------------------------------

                                                               115
                  FINANCIAL HIGHLIGHTS (Unaudited) CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                CLASS II SHARES

For the Six                                                                                                            Socially
Months Ended         International  Large Cap    Mid Cap    Small Cap  International Large Cap   Mid Cap   Small Cap  Responsible
April 30, 1999        Growth Fund  Growth Fund Growth Fund Growth Fund  Value Fund   Value Fund Value Fund Value Fund    Fund
--------------       ------------- ----------- ----------- ----------- ------------- ---------- ---------- ---------- -----------
PER SHARE DATA
Net asset value
at beginning of
year............        $10.00       $10.00      $10.00      $10.00       $10.00       $10.00     $10.00     $10.00     $10.00
                     ------------------------------------------------------------------------------------------------------------
Income from
investment
operations:
 Net investment
 income (loss)..          0.07         0.01           -       (0.02)        0.04         0.07       0.06       0.07       0.08
 Net realized
 and unrealized
 gain (loss) on
 securities.....          0.63         2.69        1.11        2.00         2.17         1.59       2.37      (0.37)      1.93
                     ------------------------------------------------------------------------------------------------------------
 Total income
 from investment
 operations.....          0.70         2.70        1.11        1.98         2.21         1.66       2.43      (0.30)      2.01
                     ------------------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income.........         (0.01)       (0.01)      (0.01)          -        (0.01)       (0.07)     (0.06)     (0.07)     (0.07)
 Distributions
 from net
 realized gain
 on securities..             -            -           -           -            -            -          -          -          -
                     ------------------------------------------------------------------------------------------------------------
 Total
 distributions..         (0.01)       (0.01)      (0.01)          -        (0.01)       (0.07)     (0.06)     (0.07)     (0.07)
                     ------------------------------------------------------------------------------------------------------------
Net asset value
at end of
period..........        $10.69       $12.69      $11.10      $11.98       $12.20       $11.59     $12.37      $9.63     $11.94
                     ------------------------------------------------------------------------------------------------------------
TOTAL RETURN....          7.52%       27.35%      11.42%      20.32%       22.55%       16.92%     24.80%     (2.61)%    20.40%
                     ------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........          0.52%        0.37%       0.34%       0.52%        0.46%        0.34%      0.46%      0.43%      0.22%
Ratio of
expenses to
average net
assets before
expense
reductions......          1.25%        1.10%       1.09%       1.16%        1.25%        1.02%      1.13%      1.20%      0.87%
Ratio of net
investment
income to
average net
assets..........          0.70%        0.07%       0.04%      (0.22)%       0.40%        0.66%      0.56%      0.72%      0.69%
Portfolio
turnover rate...            45%          40%         20%         60%          14%          33%       104%        19%        14%
Number of shares
outstanding at
end of period
(000's).........           125          125         125         125          125          126        126        126        126
Net assets at
end of period
(000's).........        $1,336       $1,587      $1,389      $1,498       $1,526       $1,458     $1,554     $1,211     $1,502
---------------------------------------------------------------------------------------------------------------------------------

 116              FINANCIAL HIGHLIGHTS (Unaudited) CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                           CLASS II SHARES CONTINUED

For the Six                                                                           Growth      Moderate     Conservative
Months Ended         Balanced High Yield Strategic Domestic    Core     Money Market Lifestyle     Growth         Growth
April 30, 1999         Fund   Bond Fund  Bond Fund Bond Fund Bond Fund      Fund       Fund    Lifestyle Fund Lifestyle Fund
--------------       -------- ---------- --------- --------- ---------  ------------ --------- -------------- --------------
PER SHARE DATA
Net asset value
at beginning of
year............      $10.00    $10.00    $10.00    $10.00     $10.00       $1.00     $10.00       $10.00         $10.00
                     -------------------------------------------------------------------------------------------------------
Income from
investment
operations:
 Net investment
 income (loss)..        0.12      0.42      0.35      0.25       0.24        0.03       0.03         0.06           0.10
 Net realized
 and unrealized
 gain (loss) on
 securities.....        1.68      0.37      0.06     (0.18)     (0.17)          -       1.36         1.17           0.96
                     -------------------------------------------------------------------------------------------------------
 Total income
 from investment
 operations.....        1.80      0.79      0.41      0.07       0.07        0.03       1.39         1.23           1.06
                     -------------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income.........       (0.12)    (0.42)    (0.35)    (0.25)     (0.25)      (0.03)     (0.03)       (0.05)         (0.10)
 Distributions
 from net
 realized gain
 on securities..           -         -         -         -          -           -          -            -              -
                     -------------------------------------------------------------------------------------------------------
 Total
 distributions..       (0.12)    (0.42)    (0.35)    (0.25)     (0.25)      (0.03)     (0.03)       (0.05)         (0.10)
                     -------------------------------------------------------------------------------------------------------
Net asset value
at end of
period..........      $11.68    $10.37    $10.06     $9.82      $9.82       $1.00     $11.36       $11.18         $10.96
                     -------------------------------------------------------------------------------------------------------
TOTAL RETURN....       18.22%     8.45%     4.39%     1.11%      1.03%       2.51%     13.93%       12.28%         10.63%
                     -------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of
expenses to
average net
assets..........        0.35%     0.44%     0.39%     0.33%      0.34%       0.22%      0.05%        0.05%          0.05%
Ratio of
expenses to
average net
assets before
expense
reductions......        1.16%     0.61%     1.13%     1.10%      0.49%       0.52%      0.05%        0.05%          0.05%
Ratio of net
investment
income to
average net
assets..........        1.13%     4.38%     3.26%     2.67%      2.61%       2.30%      0.29%        0.55%          0.97%
Portfolio
turnover rate...          45%       39%       32%       49%       257%        N/A          0%           0%             0%
Number of shares
outstanding at
end of period
(000's).........         126     6,342       129       128     35,031       4,559        125          126            126
Net assets at
the end of
period (000's)..      $1,475   $65,795    $1,300    $1,261   $343,945      $4,559     $1,423       $1,404         $1,382
----------------------------------------------------------------------------------------------------------------------------

                                                              117
                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

BOARD OF TRUSTEES                       Jacobs Asset Management
Judith L. Craven                        200 East Broward Boulevard
Timothy J. Ebner                        Suite 1920
Gustavo E. Gonzales, Jr.                Fort Lauderdale, Florida 33301
John A. Graf
Norman Hackerman                        Neuberger Berman Management Inc.
John W. Lancaster                       605 Third Avenue, Second Floor
Ben H. Love                             New York, New York 10158-0180
John E. Maupin, Jr.
F. Robert Paulsen                       State Street Global Advisors
R. Miller Upton                         2 International Place
Thomas L. West, Jr.                     Boston, Massachusetts 02110

DISTRIBUTOR                             INDEPENDENT AUDITORS
VALIC Investment Services               Ernst & Young LLP
Company (VISCO)                         1221 McKinney
2929 Allen Parkway                      Houston, Texas 77010
Houston, Texas 77019
                                        SHAREHOLDER SERVICE AGENT
CUSTODIAN                               National Financial Data Services, Inc.
State Street Bank and Trust Company     330 West 9th Street
225 Franklin Street                     Kansas City, Missouri 64105
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity Life               OFFICERS
Insurance Company (VALIC)               Thomas L. West, Jr.,
2929 Allen Parkway                        Chairman
Houston, Texas 77019                    John A. Graf,
                                          President
INVESTMENT SUB-ADVISERS                 Joe C. Osborne,
American General Investment               Executive Vice President
Management, L.P.                        John E. Arant,
2929 Allen Parkway                        Executive Vice President
Houston, Texas 77019                    Peter V. Tuters,
                                          Senior Investment Officer
Bankers Trust Company                   Brent C. Nelson,
130 Liberty Street                        Vice President
New York, New York 10006                Teresa S. Moro,
                                          Vice President and Investment Officer
Brown Capital Management, Inc.          Maruti D. More
809 Cathedral                             Vice President - Investments
Baltimore, Maryland 21201               William Trimbur, Jr.,
                                          Vice President and Investment Officer
Capital Guardian Trust Company          Cynthia A. Toles,
333 South Hope Street                     Vice President and Secretary
Los Angeles, California 90071           Nori L. Gabert,
                                          Vice President and Assistant Secretary
Fiduciary Management Associates, Inc.   Cynthia A. Gibbons
55 West Monroe Street Suite 2550          Assistant Vice President
Chicago, Illinois 60603                 Gregory R. Seward,
                                          Treasurer
Goldman Sachs Asset Management          Jaime M. Sepulveda
One New York Plaza                        Assistant Treasurer
New York, New York 10004                Earl E. Allen, Jr.,
                                          Assistant Treasurer
J. P. Morgan Investment Management Inc. Kathyrn A. Pearce,
522 Fifth Avenue                          Controller
New York, New York 10036                Donna L. Hathaway
                                          Assistant Controller
                                        Heriberto R. Valdez,
                                          Assistant Controller


 This report is for the information of the shareholders of American General Series Portfolio Company 2. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by American General, please contact your account representative.

 "Standard & Poor's(R)", "Standard & Poor's Mid Cap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

--------------------------------------------------------------------------------

AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2                       Bulk Rate
P.O. Box 3206                                                   U.S. Postage
Houston, Texas 77253-3206                                           PAID
                                                               Permit No. 6748
                                                               Houston, Texas


American
   General
   Financial Group